AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2012
REGISTRATION NO. 333-40309
AND NO. 811-08483

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933 ☐

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 21 ☒

AND

REGISTRATION STATEMENT UNDER ☐

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 22 ☒

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
(Exact Name of Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

9920 Corporate Campus Drive

Louisville, KY 40223
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (866) 667-0561

NAME AND ADDRESS OF AGENT FOR SERVICE:

CRAIG A. HAWLEY, ESQ.
GENERAL COUNSEL AND SECRETARY
Jefferson National Life Insurance Company
9920 Corporate Campus Drive, Suite 1000
Louisville, Kentucky 40223

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2012 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on         , pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

☐ this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

ADVANTAGE JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F MAY 1, 2012 PROSPECTUS

Advantage

Individual Fixed and Variable Annuity

Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F AND

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

This prospectus describes the Advantage individual fixed and variable annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). The Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both. The Contract is no longer being offered for sale.

The Contract has a variety of Investment Options, which include a Fixed Account, an Interest Adjustment Account and several Sub-accounts that invest in the Investment Portfolios listed in Appendix A. You can put your money in the Fixed Account, the Interest Adjustment Account and/or the Sub- accounts. The Interest Adjustment Account is referred to as the market value adjustment account in your Contract.

Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account and the Interest Adjustment Account offer interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account and Interest Adjustment Account options.

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2012. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
•	Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

The Contracts:

•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Definitions of Special Terms

Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

ACCUMULATION PERIOD: The period during which you invest money in your Contract.

ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

ANNUITY PERIOD: The period during which We make income payments to you.

ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY: The person designated to receive any benefits under the Contract if you, or in the case of a non-natural owner, the Annuitant dies.

BUSINESS DAY: Generally, any day on which the New York Stock Exchange (“NYSE”) is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading “Transfers”.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

CONTRACT: The Advantage individual and group fixed and variable annuity contract, which provides fixed and variable Investment Options offered by the Company.

CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account and Interest Adjustment Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.

INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Mortality and Expense Risk Charge and Administrative Charge. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

INTEREST ADJUSTMENT ACCOUNT: The Interest Adjustment Account (referred to as the Market Value Adjustment Account in your Contract) is an Investment Option of the Separate Account available under the Contract which offers a fixed rate of interest guaranteed by the Company for specified guarantee periods. If funds are withdrawn or transferred to another Investment Option before the end of the guarantee period, the funds withdrawn or transferred are adjusted to reflect the current market value of the funds. The adjustment may be positive or negative.

INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide you asset allocation and investment advisory services.

INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the guarantee periods of the Interest Adjustment Account (if available) and the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the guarantee periods of the Interest Adjustment Account.

INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be spouses (except in those states where this restriction is not allowed).

NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction

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with a pension plan, specially sponsored program or individual retirement account (“IRA”).

OWNER: You, the purchaser of the Contract are the Owner.

PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority (“FINRA”) to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

SEPARATE ACCOUNT: Jefferson National Life Annuity Account F of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

Highlights

The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account F (Separate Account), the Fixed Account and the guarantee periods of the Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. The Fixed Account and the Interest Adjustment Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading “Death Benefit During the Accumulation Period.”

We offer, for an additional charge, a Guaranteed Minimum Withdrawal Benefit. As of May 1, 2012 the Guaranteed Minimum Withdrawal Benefit is no longer available. Subject to certain limitations, this benefit allows you to make withdrawals from your Contract irrespective of your Contract Value. This benefit is described in more detail under the heading “Optional Guaranteed Minimum Withdrawal Benefit.”

We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading “Optional Guaranteed Minimum Income Benefit.”

We also offer, for an additional charge, an Earnings Protection Benefit (“EPB”) option. The EPB option is designed to help your Beneficiary defray federal and state taxes that may apply to the Death Benefit Amount paid from the Contract. The EPB option is not available for Qualified Contracts and may not be available in your state. This benefit is described in more detail under the heading “Earnings Protection Benefit.”

All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 7% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

FREE LOOK. If you cancel the Contract within 10 Business Days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. We deem this period as ending 15 days after we mail a Contract. You will receive whatever your Contract is worth on the Business Day We receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For IRA and Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable.

INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)[1]	7%
Transfer Fee[2]	You may make a transfer once every 30 days without charge. If you transfer more often, We may charge a fee of $25 per transfer

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.

	Current Charge	Maximum Charge
Contract Maintenance Charge[3]	$30 per Contract per year	$60 per Contract per year
Separate Account Annual Expenses (as a percentage of the average Contract Value allocated to the Sub-accounts) Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Charge	0.15%	0.25%
Total Separate Account Annual Expenses (without optional riders)	1.40%	1.50%
Optional Guaranteed Minimum Withdrawal Benefit Rider (as a percentage of average Contract Value allocated to the Sub-accounts)
2 Year Waiting Period	0.50%	0.75%
5 Year Waiting Period	0.35%	0.50%
Optional Guaranteed Minimum Income Benefit Rider (as a percentage of the average Contract Value allocated to the Sub-accounts)	0.30%	0.50%
Optional Earnings Protection Benefit Rider
Base Benefit (as a percentage of Contract Value as of each Contract Anniversary)	0.25%	0.25%
Optional Benefit (as a percentage of Contract Value as of the Contract Anniversary for each 1% of optional coverage elected)	0.01%	0.02%
Maximum Total Separate Account Annual Expenses (with optional riders assuming you selected the 2 Year Waiting Period under the Guaranteed Minimum Withdrawal Benefit and only the Base Benefit under the Earnings Protection Benefit)	2.45%	3.00%

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The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.

	Minimum	Maximum
Total Investment Portfolio Operating Expenses (expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[4]	Gross: 0.27% Net: 0.27%	Gross: 5.51% Net: 2.99%

1 The Contingent Deferred Sales Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

Number of Years from Receipt of Payment	Contingent Deferred Sales Charge
First Year	7%
Second Year	7%
Third Year	6%
Fourth Year	5%
Fifth Year	4%
Sixth Year	3%
Seventh Year	2%
Eighth Year and later	0%

Subject to any applicable limitations, each Contract year you can take money out of your Contract, without the Contingent Deferred Sales Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor) , or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years.

2 Transfers made for the Dollar Cost Averaging, Sweep or Rebalancing Programs do not count toward the one transfer per 30 day limit. All reallocations made on the same Business Day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading “Transfers – Excessive Trading Limits” and “Transfers – Short Term Trading Risk”.

3 Jefferson National will not charge the Contract Maintenance Charge if the value of your Contract is $50,000 or more. We reserve the right to reduce or waive the fee.

4 The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2013. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1139.06	$2552.93	$3797.30	$6679.29

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$865.16	$1265.00	$1603.45	$2671.10

(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1139.06	$2552.93	$3433.25	$6679.29

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$865.16	$1265.00	$1248.99	$2671.10

(3) If you do not surrender your Contract and have not purchased any riders:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$509.00	$2009.79	$3433.25	$6679.29

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$237.00	$729.86	$1248.99	$2671.10

(4) If you surrender your Contract at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1290.11	$2960.89	$4396.69	$7520.83

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1016.21	$1712.11	$2336.92	$4072.84

(5) If you annuitize at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00% (except under certain circumstances):

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1290.11	$2960.89	$4029.98	$7520.83

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$1016.21	$1712.11	$1979.23	$4072.84

(6) If you do not surrender your Contract and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:

Assuming Maximum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$659.00	$2415.18	$4029.98	$7520.83

Assuming Minimum Investment	1 year	3 years	5 years	10 years
Portfolio Operating Expenses	$387.00	$1174.17	$1979.23	$4072.84

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Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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The Company

Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Advantage Annuity Contract

This prospectus describes The Advantage individual fixed and variable annuity contract (Contract) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. The Contract is no longer being offered for sale.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.

The Contract is called a variable annuity because you can choose among the Investment Portfolios through the Sub-accounts of the Separate Account and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

In certain states, the Contract may also offer a Fixed Account Investment Option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

The Contract also offers an Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. It is referred to as the Market Value Adjustment Account in your Contract. The Interest Adjustment Account is only available for investment during the Accumulation Period.

You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

Free Look

If you change your mind about owning the Contract, you can cancel it within 10 Business Days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. We deem this period as ending 15 days after we mail a Contract. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges, the charges for the Guaranteed Minimum Withdrawal Benefit and the Investment Portfolio Operating Expenses will have been deducted. On the Business Day We receive your request at Our administrative office, We will return your Contract Value. In some states, We may be required to refund your Purchase Payment.

Ownership

OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

Beneficiary

The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We

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receive notice of the assignment.

If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

An assignment may be a taxable event.

Requesting Transactions or Obtaining
Information About Your Contract

You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or through our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.

We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us, via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a “locked padlock.” This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the “view certificate” button (in FireFox) or the “subject” section (in Internet Explorer), you should see “secure.jeffnat.com” listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Purchase

Purchase Payments

A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum initial Purchase Payment We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. For the Interest Adjustment Account, a minimum of $2,000 is required. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment. The Contract is no longer being offered for sale.

You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. However, if you select the systematic payment option or electronic funds transfer (EFT), you can make additional payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

Allocation of Purchase Payments

You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. Currently, the minimum amount which can be allocated to the Interest Adjustment Account is $2,000. We reserve the right to change this amount in the future. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the

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necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at: (866) 667-0561 or visit Our Website. See Appendix A for a summary of investment objectives for each Investment Portfolio.

The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact a Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.

Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

The Fixed Account

During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account option may not be available in your state.

The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

See your Contract for more information regarding the Fixed Account.

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The Interest Adjustment Account

During the Accumulation Period, you can also invest in one of the guarantee periods of the Interest Adjustment Account. The Interest Adjustment Account is a non-unitized separate account and is referred to as the market value adjustment accounts in your Contract. If you take money out (whether by withdrawal, transfer or annuitization) before the end of a guarantee period, an adjustment will be made to the amount withdrawn. The adjustment may be positive or negative. However, you will never get back less than your Purchase Payment accumulated at the minimum rate prescribed by applicable state law (a Contingent Deferred Sales Charge may also be applied to funds withdrawn or annuitized).

The Interest Adjustment Account is not registered under the federal securities laws and it is generally not subject to its provisions. Funds in the Interest Adjustment Account are held in a non-unitized separate account. The staff of the SEC has not reviewed the disclosure related to the Interest Adjustment Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Separate Account Annual Expenses do not apply to amounts allocated to the Interest Adjustment Account.

The Interest Adjustment Account is not available for investment during the Annuity Period.

The Interest Adjustment Account may not be available in your state.

See your Contract for more information regarding the Interest Adjustment Account.

The General Account

During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

You can transfer money among the Fixed Account, the Interest Adjustment Account and the Sub-accounts. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See “Suspension of Payments or Transfers” section in this prospectus.

Early Cut-Off Times

Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals.

Transfers During the Accumulation Period

You can make a transfer to or from the Fixed Account, to or from the Interest Adjustment Account and to or from any Sub-account. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

1.	If you make more than one transfer in 30 days, a transfer fee of $25 may be deducted.
2.	Limits on transfers out of the Fixed Account may apply.
3.	Transfers from the Interest Adjustment Account before the end of a guarantee period will result in an adjustment (up or down) to the amount transferred.
4.	Your request for a transfer must clearly state which Investment Options are involved in the transfer.
5.	Your request for transfer must clearly state how much the transfer is for.
6.	Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the Sub-Accounts and could include, but is not limited to:
a.	the requirement of a minimum time period between each transfer;
b.	not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or
c.	limiting the dollar amount that may be transferred between Sub-accounts by an owner at any one time.
7.	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

Transfers During the Annuity Period

You can make two transfers per Contract year during the Annuity Period. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. The following apply to any transfer during the Annuity Period:

1.	You may not transfer funds to the Fixed Account or Interest Adjustment Account during the Annuity Period.

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2.	You may only make transfers between the Investment Portfolios.
3.	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

This product is not designed for professional market timing strategies by third parties. We reserve the right to modify(including terminating) the transfer privileges described above.

Excessive Trading Limits

The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.

The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance–dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.

As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.

Frequent Trading. We have adopted policies and procedures with respect to frequent trading. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are the Money Market Portfolio(s) and those of the Rydex Variable Trust (other than Rydex Funds listed in Appendix A which do not permit active trading). This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds as stated in Appendix A. If only one portion of a transfer request involving multiple Investment Options violates our policy, the entire transfer request is blocked.

With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. All monitored transactions you place in the same Portfolio on the same business day are netted prior to determining whether the relevant hold period has been met. In the event a transaction is blocked, we suspend your transfer privilege for that business day, which means all monitored transactions placed

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on that same business day are cancelled. We take this step in an effort to mitigate the potential for unintended Portfolio allocations resulting from only a portion of the monitored transactions being processed in a given business day. If a monitored systematic transaction is cancelled, all future occurrences are cancelled as well. Transactions which are not monitored are processed in the ordinary course. These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

You will be notified if you (or your agent’s) transfer request is restricted or denied.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. You cannot transfer to the Interest Adjustment Account under this program. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

Once your money has been allocated among the Sub-Accounts, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. Rebalancing does not include assets allocated to the Fixed Account or the Interest Adjustment Accounts. You can discontinue the Rebalancing Program at any time. You can change your rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-Accounts. You want 40% to be in the Balanced Portfolio Sub-Account and 60% to be in the Growth Portfolio Sub-Account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Balanced Portfolio Sub-Account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Balanced Portfolio Sub-Account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the “Taxes – Partial 1035 Exchanges” section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-Accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

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Insurance Charges

Each Business Day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account or the Interest Adjustment Account. The Insurance Charges will vary depending on whether, at the time you apply for the Contract, you choose the Guaranteed Minimum Income Benefit (GMIB).

The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

The Insurance Charges will be as follows:

GMIB Elected	Current Insurance Charge	Maximum Insurance Charge
No	1.40%	1.50%
Yes	1.70%	2.00%

If, at the time of application, you select the Earnings Protection Benefit rider We will deduct a charge each Contract year as described below.

Contract Maintenance Charge

On each Contract Anniversary during the Accumulation Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract.

We do not deduct the Contract Maintenance Charge if your Contract Value is $50,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and your Contract Value is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Investment Portfolio with the largest balance, and then from the Interest Adjustment Account.

No Contract Maintenance Charge is deducted during the Annuity Period.

Contingent Deferred Sales Charge

During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract.

The charge is as follows:

NUMBER OF YEARS FROM RECEIPT OF PURCHASE PAYMENT	CONTINGENT DEFERRED SALES CHARGE
First Year	7%
Second Year	7%
Third Year	6%
Fourth Year	5%
Fifth Year	4%
Sixth Year	3%
Seventh Year	2%
Eighth Year and later	0%

Jefferson National does not assess the Contingent Deferred Sales Charge on death benefits or on any payments paid out as Annuity Payments if your Annuity Date is at least four years after We issue your Contract and your Annuity Option has a life contingency or is for a minimum of 5 years.

In addition, the following circumstances further limit or reduce withdrawal charges, in some states, as applicable:

•	for issue ages up to 52, there is no Contingent Deferred Sales Charge for withdrawals made after the 15th Contract year;
•	for issue ages 53 to 56, there is no Contingent Deferred Sales Charge for withdrawals made after you attain age 67;
•	for issue ages 57 and later, any otherwise applicable Contingent Deferred Sales Charge will be multiplied by a factor ranging from 0.9 to 0 for Contract years one through ten and later, respectively.

FREE WITHDRAWALS. Subject to any applicable limitations, including without limitation, the impact of each partial withdrawal being treated as an adjusted partial withdrawal, each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

•	10% of your Contract Value (on a non-cumulative basis)(excluding payments made by Us to Your Investment Advisor) ;
•	the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or
•	the total of your Purchase Payments that have been in the Contract for 8 or more complete years.

Waiver of Contingent Deferred Sales Charge

In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint

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Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

•	your Contract has been in force for at least 1 year;
•	you provide Us with a letter of determination from your state’s Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;
•	you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;
•	your employment was involuntarily terminated by your employer; and
•	you certify to Us in writing that you are still unemployed when you make the withdrawal request.

This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

•	you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;
•	confinement begins after the first Contract year;
•	confinement is prescribed by a qualified physician and is medically necessary;
•	request for this benefit is made during confinement or within 60 days after confinement ends; and
•	We receive due proof of confinement.

This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

•	To qualify, the diagnosis and notice must occur after the first Contract year ends.
•	This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Contingent Deferred Sales Charge

We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Operating Expenses

There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee

During the Accumulation Period, You can make one free transfer per 30 days. If you make more than one transfer per 30 days, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

During the Accumulation Period, the transfer fee is deducted from the Investment Option from which the transfer was made. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, then from the Investment Portfolio with the largest balance that is involved in the transfer and finally from the Interest Adjustment Account.

During the Annuity Period, You can make two transfers per Contract year. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer.

If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations made in the same Business Day count as one transfer.

Earnings Protection Benefit Rider

If, at the time of you apply for the Contract, you select the Earnings Protection Benefit (“EPB”) you also choose the level of protection you desire. (See “Earnings Protection Benefit Rider” later in this Prospectus.) Depending on your choice you will be charged as follows:

For Base Benefit:	0.25% of Contract Value as of the Contract Anniversary.
For Optional Benefit: (Current Charge)	0.01% of Contract Value as of the Contract Anniversary for each 1% of optional coverage elected.
For Optional Benefit: (Maximum Charge)	0.02% of Contract Value as of the Contract Anniversary for each 1% of optional coverage elected.

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If you make a full surrender or upon the death of the Owner on other than the Contract Anniversary, We will deduct the charge for the EPB on a pro rata basis for the period from the last Contract Anniversary until the date of the full surrender or the date We receive due proof of death of the Owner. We recommend you consult your tax advisor before you purchase this rider.

Guaranteed Minimum Withdrawal Benefit

As of May 1, 2012 the Guaranteed Minimum Withdrawal Benefit is no longer available. If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 2 Year Waiting Period, your charge will be 0.50% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.75%. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.50%. These charges, which are expressed as annual rates, will be deducted on a daily basis.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes

We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

Your Contract Value is the sum of the amount held under your Contract in the various Sub-Accounts of the Separate Account, the Interest Adjustment Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-Account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-Account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-Accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

1.	dividing the value of an Sub-Account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-Account share for the previous Business Day; and
2.	subtracting the daily amount of the Insurance Charges and any optional Guaranteed Minimum Withdrawal Benefit charges.

The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

We calculate the value of an Accumulation Unit for each Investment Portfolio after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

You can have access to the money in your Contract:

•	by making a withdrawal (either a partial or a complete withdrawal);
•	by electing to receive Annuity Payments; or
•	when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Period.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Contingent Deferred Sales Charge, less any premium tax, and less any Contract Maintenance Charge.

If you make a partial withdrawal, you must tell Us which Investment Option (Investment Portfolio(s), the Interest Adjustment Account and/or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio, the Interest Adjustment Account or the Fixed Account must be for at least $500. Jefferson National requires that after a partial withdrawal is made there must be at least $500 left in your Contract.

Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See “Suspension of Payments or Transfers” section of this prospectus.

A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

Certain withdrawal restrictions may apply if your Contract is

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issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See “Contingent Deferred Sales Charge” and “Taxes” in this Prospectus.

Systematic Withdrawal Program

The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Optional Guaranteed Minimum Withdrawal Benefit

As of May 1, 2012 the Guaranteed Minimum Withdrawal Benefit is no longer available. For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit (GMWB), a living benefit. The GMWB allows you to make withdrawals from your Contract irrespective of your Contract Value, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until Annuity Payments begin. The charges for the GMWB option are deducted each Business Day from amounts held in the Sub-Accounts. Withdrawals made under this rider will reduce your Contract Value.

If you elect the GMWB when you purchase your Contract, your initial Purchase Payment is used as the basis for determining the guaranteed withdrawal amount (the “Benefit Amount”). If you elect this benefit at a later date, your Contract Value on the date the benefit is added to your Contract is used to determine the Benefit Amount.

Once the Benefit Amount has been determined, We calculate the maximum annual guaranteed payment (the “Benefit Payment”). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you may not take more than 7% the next year. You can continue to take Benefit Payments until the sum of the Benefit Payments equals the Benefit Amount. Each withdrawal you make as a Benefit Payment reduces the amount you may withdraw free of the Contingent Deferred Sales Charge. Withdrawals under this option may result in adverse tax consequences.

Benefit Payments are subject to a Waiting Period. Presently, you can choose either a two-year or five-year Waiting Period. We may offer other Waiting Periods in the future. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of five years, you cannot begin receiving Benefit Payments before the fifth Contract Anniversary after you elect the GMWB. The GMWB charge will vary depending on the length of the Waiting Period you choose.

If you elect the GMWB when you purchase your Contract, We count one year as the time between each Contract Anniversary. If you elect the GMWB at any time after purchase, We treat the time between the date We added the option to your Contract and your next Contract Anniversary as the first year.

If, in any year, your total withdrawals from your Contract are more than your Benefit Payment, your Benefit Payment will be recalculated as follows:

•	(1- withdrawal/Contract Value immediately prior to withdrawal) multiplied by your Benefit Payment immediately prior to withdrawal.

If you make subsequent Purchase Payments to your Contract, We will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment and your new Benefit Payment equals your prior Benefit Payment increased by 7% of the subsequent Purchase Payment.

Once you elect this benefit, you are also entitled to one free “step-up” of the Benefit Amount over the course of this option. If you choose to “step-up” the benefit, your Benefit Amount is recalculated to equal your Contract Value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to “step-up” if your current Benefit Amount is higher than your Contract Value.

Additional “step-ups” are available at an extra charge. At the time you elect to “step-up,” there may be a higher charge for the GMWB. When you elect an additional “step-up” you will be charged the current GMWB charge. Before you decide to “step-up,” you should consider the current charge for this benefit.

If you, the Joint Owner or Annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

You can surrender your Contract at any time, even if you elect the GMWB, but you will receive your Contract Value at the time of surrender with applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.

Please see Appendix D for examples of how the Benefit Amount and Benefit Payment are calculated.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments, withdrawals or transfers for any period when:

1.	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
2.	trading on the New York Stock Exchange is restricted;
3.	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;
4.	during any other period when the SEC, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

If mandated under applicable law, We may be required to

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reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The terms of the payment of the death benefit will be controlled by Internal Revenue Code Section 72(s) and its regulations for non-qualified contracts or Internal Revenue Code Section 401(a)(9) and its regulations for qualified contracts.

The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios, the Interest Adjustment Account and/or the Fixed Account until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount that is invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount. Effective [ ], the death benefit proceeds will remain invested in the investment portfolios in accordance with the allocation instructions given by the contract owner until the insurer pays the death benefit, or until new instructions are given by the beneficiary.

Death Benefit Amount During the Accumulation Period

If death occurs prior to age 90, the Death Benefit Amount will be the greater of:

(1)	the Contract Value as of the Business Day We receive due proof of death and a payment election; or
(2)	the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the date of death.

If death occurs at age 90 or later, the Death Benefit Amount will be the Contract Value at the time We receive due proof of death and a payment election.

Optional Earnings Protection Benefit (EPB)

The Earnings Protection Benefit (EPB) is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the Contract if you are less than age 76. The rider consists of two portions: base coverage and optional coverage. The rider’s base death benefit and the rider’s optional death benefit, when elected, are payable in addition to any other Death Benefit Amount under the Contract. Withdrawals from the Contract will reduce the rider’s benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to Non-Qualified Contracts. We recommend that you consult your tax advisor before you purchase this rider.

Base Death Benefit. Upon the death of the Owner, We will add to the Death Benefit Amount otherwise payable an amount equal to 50% (30% if the Owner was between the ages of 70 and 75 when We issued the Contract) of the Eligible Gain upon Our receipt of due proof of death of the Owner at Our administrative office.

Eligible Gain. Eligible Gain is the least of:

•	the Contract Gain; or
•	if death occurs during the first Contract year, the initial Purchase Payment less Equivalency Withdrawals from the initial Purchase Payment; or
•	if death occurs after the first Contract year has elapsed, all Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Contract.

Equivalency Withdrawal. The Equivalency Withdrawal is:

•	the partial withdrawal amount; divided by
•	the Contract Value prior to the withdrawal; multiplied by
•	the sum of all Purchase Payments less all prior Equivalency Withdrawals.

If you take a partial withdrawal at a time when the sum of all Purchase Payments less prior Equivalency Withdrawals is greater than your Contract Value, then your Earnings Protection Benefit will be reduced by an amount greater than the amount withdrawn.

Optional Coverage Percentage. The Optional Coverage Percentage is a percentage of the initial Purchase Payment. You must elect the Optional Coverage Percentage at the time of application.

Contract Gain. Contract Gain is the Contract Value reduced by the difference of total Purchase Payments and Equivalency Withdrawals.

Optional Gain. The Optional Gain is:

•	the Optional Coverage Percentage; multiplied by
•	the initial Purchase Payment less Equivalency Withdrawals (from the initial Purchase Payment); less
•	sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by withdrawals is greater than Contract Value.

Termination. The EPB rider terminates and charges and benefits automatically end on the earliest of:

•	The Annuity Date; or
•	Full surrender; or
•	Death of the Owner; or
•	Transfer of ownership

We may terminate the EPB rider if necessary to comply with applicable state and federal regulations.

See Appendix E for Examples of how this benefit works.

It is possible that the IRS may take the position that charges for the Optional Earnings Protection Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

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This benefit may not be available in your state.

Payment of the Death Benefit During the Accumulation Period

Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which may vary by state).

OPTION 1—lump sum payment of the Death Benefit Amount; or

OPTION 2—the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

OPTION 3—payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution, at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

Unless you have previously designated one of the payment options above, a Beneficiary who is also the spouse of the deceased Owner may elect to:

•	continue the Contract in his or her own name at the Death Benefit Amount;
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option.

If the spouse elects to continue the Contract, the Contract Value will be the Death Benefit Amount for the purpose of determining benefits under the Contract for the continuing spouse.

A “spouse” is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse; however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The Death Benefit Amount will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

Annuity Payments (The Annuity Period)

Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

The Annuity Date must be the first day of a calendar month and must be at least 90 days after the Contract issue date.

For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, once you attain age 701/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed payments.

During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National’s general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. Payments cannot come from the Interest Adjustment Account or the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account or the Interest Adjustment Accounts will be applied to a fixed annuity.

Annuity Payment Amount

If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

1)	The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the death benefit) applied to a variable Annuity Option on the Annuity Date;
2)	The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

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3)	the performance of the Investment Portfolio(s) you selected; and
4)	the Annuity Option you select.

You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

On the Annuity Date, the Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary and you choose an Annuity Option that has a life contingency or is for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you selected.

Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of Annuity Payments so that your Annuity Payments are at least $50.

Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Optional Guaranteed Minimum Income Benefit (GMIB)

For an extra charge, you can elect the Guaranteed Minimum Income Benefit.

Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments. Prior to your 90th birthday, this amount is the greater of:

1) the Contract Value ; or

2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the Annuity Date.

The Guaranteed Minimum Income Benefit base on or after the Owner’s 90th birthday is equal to the Contract Value.

If you take a partial withdrawal at a time when your Guaranteed Minimum Income Benefit base is greater than your Contract Value, then your Guaranteed Minimum Income Benefit base will be reduced by an amount greater than the amount withdrawn.

If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

•	You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, Life Income With 5, 10, 15 or 20 Years Guaranteed, will be applied.
•	If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.
•	If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.
•	The Annuity Date selected must occur within 30 days following a Contract Anniversary.
•	If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

It is possible that the IRS may take the position that charges for the optional Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

This benefit may not be available in your state.

Annuity Options

You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in installments. However, if the Annuitant dies and We have made payments for less than the specified number of years, you may elect to receive a single lump sum Annuity Payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant’s death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will

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make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments We will make to the survivor can be equal to 100%, 66% or 50% of the amount that We would have paid if both were alive.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

•	made on or after the taxpayer reaches age 59 1/2;

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•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 ½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.

Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much “investor control” of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service (“IRS”) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment

24

strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section  408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section  401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the appropriateness of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

The Separate Account

We established a separate account, Jefferson National Life Annuity Account F (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999, was known as Great American Reserve Variable Annuity Account F. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on September 26, 1997. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account F is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

Where permitted by law, We may:

•	create new Separate Accounts;
•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;

25

•	transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;
•	transfer the Separate Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies We issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio which We determine is no longer appropriate in light of the purposes of the Separate Account;
•	deregister the Separate Account under the Investment Company Act of 1940; and
•	operate the Separate Account under the direction of a committee or in another form.

Distributor

Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers’ commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

The financial statements of Jefferson National Life Annuity Account F are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 and the financial statements of Jefferson National Life Annuity Account F as of December  31, 2011 and for each of the two years in the period ended December 31, 2011 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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Appendix A: Investment options available
Fund Name	Objective	Early Cut Off *	Hold Period **
Alger Portfolios
Alger Capital Appreciation (Class I-2)	Long term capital appreciation.		7
Alger Large Cap Growth (Class I-2)	Long term capital appreciation.		7
Alger Mid Cap Growth (Class I-2)	Long term capital appreciation.		7
AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Growth and Income (Class A)	Long term growth of capital.		90
American Century Variable Portfolios
American Century VP Balanced (Class I)	Long-term capital growth & current income.		30
American Century VP Income & Growth (Class I)	Capital appreciation. Income is secondary.		30
American Century VP Inflation Protection (Class II)	Long-term total return to protect against U.S. inflation.		30
American Century VP International (Class I)	Capital growth.		30
American Century VP Ultra (Class I)	Long-term capital growth.		30
American Century VP Value (Class I)	Long-term capital growth over time. Income is secondary.		30
American Century VP Vista (Class I)	Long-term capital growth.		30
The Columbia Funds Variable Series Trust II
Columbia VP - Seligman Global Technology (Class II)	Long-term capital appreciation.		7
The Dreyfus Variable Investment Fund
Dreyfus VIF International Value (Initial)	Long-term capital growth.		60
The Dreyfus Investment Portfolios
Dreyfus Small Cap Stock Index (Service)	To match the performance of the S&P Small Cap 600 Index.		60
Dreyfus Socially Responsible Growth (Initial)	Capital growth with current income as a secondary goal.		60
Dreyfus Stock Index (Initial)	To match the performance of the S&P 500 Index.		60
Federated Insurance Series
Federated Capital Income	High current income and moderate capital appreciation.		30
Guggenheim Variable Insurance Funds
Guggenheim CLS AdvisorOne Amerigo	Long-term growth of capital without regard to current income.
Guggenheim VT U.S. Long Short Momentum	Long term capital appreciation.		30
GuggenheimI VT CLS AdvisorOne Clermont	Current income and growth of capital.
Rydex VT Banking	Capital appreciation.	3:35 PM
Rydex VT Basic Materials	Capital appreciation.	3:35 PM
Rydex VT Biotechnology	Capital appreciation.	3:35 PM
Rydex VT Consumer Products	Capital appreciation.	3:35 PM
Rydex VT Electronics	Capital appreciation.	3:35 PM
Rydex VT Energy	Capital appreciation.	3:35 PM
Rydex VT Energy Services	Capital appreciation.	3:35 PM
Rydex VT Europe 1.25x Strategy	Investment results that correlate to the daily price movement of the Dow Jones Stoxx 50 Index.	3:45 PM
Rydex VT Financial Services	Capital appreciation.	3:35 PM
Rydex VT Government Long Bond 1.2x Strategy	Investment results that correspond to a benchmark for U.S. gov't securities.	3:45 PM
Rydex VT Health Care	Capital appreciation.	3:35 PM
Rydex VT Internet	Capital appreciation.	3:35 PM

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Fund Name	Objective	Early Cut Off *	Hold Period **
Rydex VT Japan 2x Strategy	Investment results that correlate to the performance of a specific benchmark. The Fund’s current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index").	3:45 PM
Rydex VT Leisure	Capital appreciation.	3:35 PM
Rydex VT Mid-Cap 1.5x Strategy	Investment results that correlate to the performance of a specific benchmark for mid-cap securities.	3:45 PM
Rydex VT NASDAQ-100 2x Strategy	Investment returns that match 200% of the performance of the NASDAQ 100 Index on a daily basis.	3:45 PM
Rydex VT NASDAQ-100 Strategy	Investment returns that correspond to a benchmark for over-the-counter securities.	3:45 PM
Rydex VT Nova	Investment results that match the performance of a specific benchmark on a daily basis.	3:45 PM
Rydex VT Precious Metals	Capital appreciation.	3:35 PM
Rydex VT Real Estate	Capital appreciation.	3:35 PM
Rydex VT Retailing	Capital appreciation.	3:35 PM
Rydex VT Russell 2000 1.5x Strategy	Investment results that correlate to the performance of a specific benchmark for small-cap securities.	3:45 PM
Rydex VT S&P 500 2x Strategy	Investment results that match 200% of the performance of the S&P 500 index on a daily basis.	3:45 PM
Rydex VT S&P 500 Pure Growth	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index.	3:45 PM
Rydex VT S&P 500 Pure Value	Investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index.	3:45 PM
Rydex VT S&P MidCap 400 Pure Growth	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index.	3:45 PM
Rydex VT S&P MidCap 400 Pure Value	Investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index.	3:45 PM
Rydex VT S&P SmallCap 600 Pure Growth	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index.	3:45 PM
Rydex VT S&P SmallCap 600 Pure Value	Investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index.	3:45 PM
Rydex VT Technology	Capital appreciation.	3:35 PM
Rydex VT Telecommunications	Capital appreciation.	3:35 PM
Rydex VT Transportation	Capital appreciation.	3:35 PM
Rydex VT Utilities	Capital appreciation.	3:35 PM
INVESCO Variable Insurance Funds
Invesco V.I. Core Equity (Series I)	Capital growth.		7
Invesco V.I. Diversified Dividend (Series I)	Reasonable current income and long-term growth of income and capital.		7
Invesco V.I. Global Health Care (Series I)	Capital growth.		7
Invesco V.I. Global Real Estate (Series I)	High total return.		7
Invesco V.I. High Yield (Series I)	High level of current income.		60
Invesco V.I. Mid Cap Core Equity (Series II)	Long-term growth of capital.		7

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Fund Name	Objective	Early Cut Off *	Hold Period **
Invesco V.I. Money Market	High level of current income as is consistent with preservation of capital and daily liquidity.
Invesco V.I. Technology (Series I)	Capital growth and income.		7
Invesco Van Kampen V.I. Value Opportunities (Series II)	Long-term growth of capital.		7
Janus Aspen Series
Janus Aspen Enterprise (Institutional)	Long-term growth of capital.		90
Janus Aspen Janus Fund (Institutional)	Long-term growth of capital.		90
Janus Aspen Overseas (Institutional)	Long-term growth of capital.		90
Janus Aspen Worldwide (Institutional)	Long-term growth of capital.		90
Lazard Retirement Series, Inc.
Lazard Retirement Emerging Markets Equity (Service)	Long-term capital appreciation.		30
Lazard Retirement International Equity (Service)	Long-term capital appreciation.		30
Lazard Retirement U.S. Small-Mid Cap Equity (Service)	Long-term capital appreciation.		30
Lazard Retirement U.S. Strategic Equity (Service)	Long-term capital appreciation.		30
Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Fundamental All Cap Value (Class I)	Long-term capital growth with current income a secondary consideration.	30
Legg Mason ClearBridge Var Aggressive Growth (Class I)	Capital appreciation.	30
Legg Mason ClearBridge Var Equity Income Builder (Class I)	High level of current income, with long-term capital appreciation as its secondary objective.	30
Legg Mason ClearBridge Var Large Cap Growth (Class I)	Long-term growth of capital.	30
Legg Mason Western Asset Var Strategic Bond (Class I)	To maximize total return, consistent with the preservation of capital.	30
Lord Abbett Series Fund, Inc.
Lord Abbett Growth and Income (Class VC)	Long-term growth of capital and income.	30
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Large Cap Value (I Class)	Growth of capital.	7
Neuberger Berman AMT Mid Cap Intrinsic Value (I Class)	Growth of capital.	7
Neuberger Berman AMT Mid-Cap Growth (I Class)	Growth of capital.	7
Neuberger Berman AMT Short Duration Bond (I Class)	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.	7
Neuberger Berman AMT Small-Cap Growth (S Class)	Long-term capital appreciation.	7
Neuberger Berman AMT Socially Responsive (I Class)	Long-term growth of capital.	7
Northern Lights Variable Trust
JNF Chicago Equity Partners Balanced	Total return.	7
JNF Chicago Equity Partners Equity	Total return.	7
PIMCO Variable Insurance Trust
PIMCO VIT All Asset (Administrative Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.	7
PIMCO VIT Global Bond - Unhedged (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.	7
PIMCO VIT High Yield (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.	7
PIMCO VIT Real Return (Admin. Class)	Maximum real return, consistent with preservation of real capital and prudent investment management.	7
PIMCO VIT Short-Term (Admin. Class)	Maximum current income, consistent with preservation of capital and daily liquidity.	7
PIMCO VIT Total Return (Admin. Class)	Maximum total return, consistent with preservation of capital and prudent investment management.	7

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Fund Name	Objective	Early Cut Off *	Hold Period **
Pioneer Variable Contracts Trust
Pioneer Equity Income VCT (Class II)	Current income and long-term growth of capital.		7
Pioneer Fund VCT (Class II)	Reasonable income and capital growth.		7
Pioneer Mid Cap Value VCT (Class II)	Capital appreciation.		7
Royce Capital Fund
Royce Micro-Cap (Investment Class)	Long-term growth of capital.		30
Royce Small-Cap (Investment Class)	Long-term growth of capital.		30
Third Avenue Variable Series Trust
Third Avenue Value	Long-term capital appreciation.		60
Van Eck VIP Trust
Van Eck VIP Global Bond (Initial)	High total return-income plus capital appreciation.		30
Van Eck VIP Global Hard Assets (Initial	Long-term capital appreciation. Income is a secondary consideration.		30
Van Eck VIP Multi-Manager Alternatives (Initial )	Consistent absolute (positive) returns in various market cycles.		30
Wells Fargo Advantage Variable Trust
Wells Fargo Advantage VT Discovery (Class 2)	Long term capital appreciation.		30
Wells Fargo Advantage VT Opportunity (Class 2)	Long-term capital appreciation.		30

* We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these investment portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other investment portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an investment portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders

* *Pursuant to our frequent trading policy outlined on page 16 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same investment portfolio in less than seven (7) days (or whatever greater time period is required by the investment portfolio)

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Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account F’s financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account F’s financial statements and related notes which are included in the Statement of Additional Information.

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
THE ALGER PORTFOLIOS
Capital Appreciation Portfolio
Beginning AUV	(a)	$23.470	$20.873	$14.008	$25.894	$19.666	$16.721	$14.816	$13.888	$10.454	$16.041
	(b)	$16.354	$14.661	$9.918	$18.482	$14.150	$12.128	$10.832	$10.235	$9.875	N/A

Ending AUV	(a)	$23.074	$23.470	$20.873	$14.008	$25.894	$19.666	$16.721	$14.816	$13.888	$10.454
	(b)	$15.950	$16.354	$14.661	$9.918	$18.482	$14.150	$12.128	$10.832	$10.235	N/A

Ending number of AUs (000s)		337	360	436	465	645	790	973	1,270	1,762	1,873

LargeCap Growth Portfolio
Beginning AUV	(a)	$14.378	$12.859	$8.836	$16.643	$14.073	$13.572	$12.284	$11.808	$8.860	$13.409
	(b)	$11.886	$10.716	$7.423	$14.094	$12.013	$11.678	$10.655	$10.324	$9.888	N/A

Ending AUV	(a)	$14.129	$14.378	$12.859	$8.836	$16.643	$14.073	$13.572	$12.284	$11.808	$8.860
	(b)	$11.587	$11.886	$10.716	$7.423	$14.094	$12.013	$11.678	$10.655	$10.324	N/A

Ending number of AUs (000s)		318	374	442	520	702	882	1,161	1,346	1,549	1,963

MidCap Growth Portfolio
Beginning AUV	(a)	$19.910	$16.912	$11.305	$27.533	$21.225	$19.542	$18.044	$16.187	$11.107	$15.987
	(b)	$11.770	$10.078	$6.791	$16.673	$12.957	$12.025	$11.192	$10.121	$9.867	N/A

Ending AUV	(a)	$18.009	$19.910	$16.912	$11.305	$27.533	$21.225	$19.542	$18.044	$16.187	$11.107
	(b)	$10.562	$11.770	$10.078	$6.791	$16.673	$12.957	$12.025	$11.192	$10.121	N/A

Ending number of AUs (000s)		226	259	297	339	521	608	837	1,078	1,165	1,163

SmallCap Growth Portfolio
Beginning AUV	(a)	$13.650	$11.048	$7.700	$14.624	$12.650	$10.689	$9.273	$8.068	$5.747	$7.901
	(b)	$16.196	$13.213	$9.283	$17.773	$15.498	$13.200	$11.544	$10.124	$9.895	N/A

Ending AUV	(a)	$13.032	$13.650	$11.048	$7.700	$14.624	$12.650	$10.689	$9.273	$8.068	$5.747
	(b)	$15.340	$16.196	$13.213	$9.283	$17.773	$15.498	$13.200	$11.544	$10.124	N/A

Ending number of AUs (000s)		122	139	160	203	307	507	620	698	1,173	806

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income Portfolio (inception date October 26, 2001)
Beginning AUV	(a)	$10.932	$9.803	$8.228	$14.049	$13.554	$11.719	$11.332	$10.311	$7.891	$10.266
	(b)	$10.495	$9.486	$8.026	$13.815	$13.436	$11.710	$11.414	$10.469	$9.951	N/A

Ending AUV	(a)	$11.462	$10.932	$9.803	$8.228	$14.049	$13.554	$11.719	$11.332	$10.311	$7.891
	(b)	$10.916	$10.495	$9.486	$8.026	$13.815	$13.436	$11.710	$11.414	$10.469	N/A

Ending number of AUs (000s)		24	22	27	52	64	70	70	93	107	108

31

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
Beginning AUV	(a)	$11.675	$10.605	$9.313	$11.855	$11.457	$10.599	$10.042	N/A	N/A	N/A
	(b)	$11.156	$10.216	$9.043	$11.604	$11.306	$10.542	$10.041	N/A	N/A	N/A

Ending AUV	(a)	$12.126	$11.675	$10.605	$9.313	$11.855	$11.457	$10.599	N/A	N/A	N/A
	(b)	$11.496	$11.156	$10.216	$9.043	$11.604	$11.306	$10.542	N/A	N/A	N/A

Ending number of AUs (000s)		65	47	49	45	93	37	22	N/A	N/A	N/A

VP Income & Growth Fund
Beginning AUV	(a)	$12.538	$11.138	$9.565	$14.829	$15.049	$13.034	$12.632	$11.337	$8.887	$11.178
	(b)	$10.886	$9.749	$8.439	$13.189	$13.493	$11.780	$11.508	$10.412	$9.920	N/A

Ending AUV	(a)	$12.748	$12.538	$11.138	$9.565	$14.829	$15.049	$13.034	$12.632	$11.337	$8.887
	(b)	$10.981	$10.886	$9.749	$8.439	$13.189	$13.493	$11.780	$11.508	$10.412	N/A

Ending number of AUs (000s)		170	189	212	248	335	484	588	718	728	824

VP Inflation Protection Fund (inception date May 1, 2004)
Beginning AUV	(a)	$12.496	$12.058	$11.092	$11.431	$10.587	$10.569	$10.553	$10.044	N/A	N/A
	(b)	$11.847	$11.523	$10.685	$11.100	$10.363	$10.429	$10.497	$10.043	N/A	N/A

Ending AUV	(a)	$13.770	$12.496	$12.058	$11.092	$11.431	$10.587	$10.569	$10.553	N/A	N/A
	(b)	$12.951	$11.847	$11.523	$10.685	$11.100	$10.363	$10.429	$10.497	N/A	N/A

Ending number of AUs (000s)		82	46	9	33	14	13	11	70	N/A	N/A

VP International Fund
Beginning AUV	(a)	$14.453	$12.937	$9.808	$18.027	$15.487	$12.561	$11.247	$9.925	$8.083	$10.295
	(b)	$14.189	$12.802	$9.783	$18.128	$15.698	$12.835	$11.584	$10.304	$9.951	N/A

Ending AUV	(a)	$12.536	$14.453	$12.937	$9.808	$18.027	$15.487	$12.561	$11.247	$9.925	$8.083
	(b)	$12.209	$14.189	$12.802	$9.783	$18.128	$15.698	$12.835	$11.584	$10.304	N/A

Ending number of AUs (000s)		92	120	126	161	268	414	435	494	519	559

VP Value Fund
Beginning AUV	(a)	$17.305	$15.472	$13.090	$18.130	$19.384	$16.566	$15.994	$14.186	$11.156	$12.947
	(b)	$12.057	$10.866	$9.267	$12.939	$13.945	$12.013	$11.691	$10.453	$9.973	N/A

Ending AUV	(a)	$17.238	$17.305	$15.472	$13.090	$18.130	$19.384	$16.566	$15.994	$14.186	$11.156
	(b)	$11.915	$12.057	$10.866	$9.267	$12.939	$13.945	$12.013	$11.691	$10.453	N/A

Ending number of AUs (000s)		222	257	307	375	564	721	966	1,217	1,251	1,565

COLUMBIA FUNDS VARIABLE SERIES TRUST:
Seligman Global Technology Portfolio
Beginning AUV	(a)	$7.144	$6.295	$3.938	$6.698	$5.893	$5.077	$4.769	$4.658	$3.472	$5.162
	(b)	$14.537	$12.913	$8.142	$13.962	$12.382	$10.753	$10.183	$10.026	$9.857	N/A

Ending AUV	(a)	$6.618	$7.144	$6.295	$3.938	$6.698	$5.893	$5.077	$4.769	$4.658	$3.472
	(b)	$13.360	$14.537	$12.913	$8.142	$13.962	$12.382	$10.753	$10.183	$10.026	N/A

Ending number of AUs (000s)		223	68	108	117	184	200	216	263	298	299

32

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund (inception date May 1, 2005)
Beginning AUV	(a)	$10.431	$10.171	$9.393	$10.582	$10.925	$10.431	$10.056	N/A	N/A	N/A
	(b)	$9.968	$9.798	$9.120	$10.358	$10.780	$10.375	$10.055	N/A	N/A	N/A

Ending AUV	(a)	$10.795	$10.431	$10.171	$9.393	$10.582	$10.925	$10.431	N/A	N/A	N/A
	(b)	$10.234	$9.968	$9.798	$9.120	$10.358	$10.780	$10.375	N/A	N/A	N/A

Ending number of AUs (000s)		0	1	7	0	0	0	0	N/A	N/A	N/A

DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio (inception date May 1, 2005)
Beginning AUV	(a)	$13.236	$10.667	$8.652	$12.701	$12.966	$11.492	$10.131	N/A	N/A	N/A
	(b)	$12.648	$10.275	$8.401	$12.432	$12.794	$11.431	$10.130	N/A	N/A	N/A

Ending AUV	(a)	$13.125	$13.236	$10.667	$8.652	$12.701	$12.966	$11.492	N/A	N/A	N/A
	(b)	$12.443	$12.648	$10.275	$8.401	$12.432	$12.794	$11.431	N/A	N/A	N/A

Ending number of AUs (000s)		14	16	16	16	18	14	4	N/A	N/A	N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV	(a)	$10.845	$9.578	$7.262	$11.231	$10.568	$9.813	$9.604	$9.170	$7.380	$10.534
	(b)	$11.424	$10.171	$7.773	$12.119	$11.495	$10.760	$10.615	$10.217	$9.888	N/A

Ending AUV	(a)	$10.791	$10.845	$9.578	$7.262	$11.231	$10.568	$9.813	$9.604	$9.170	$7.380
	(b)	$11.276	$11.424	$10.171	$7.773	$12.119	$11.495	$10.760	$10.615	$10.217	N/A

Ending number of AUs (000s)		149	167	190	213	257	341	418	559	635	849

DREYFUS STOCK INDEX FUND:
Beginning AUV	(a)	$12.596	$11.123	$8.929	$14.406	$13.881	$12.187	$11.805	$10.820	$8.548	$11.166
	(b)	$11.433	$10.177	$8.235	$13.394	$13.009	$11.514	$11.241	$10.387	$9.923	N/A

Ending AUV	(a)	$12.655	$12.596	$11.123	$8.929	$14.406	$13.881	$12.187	$11.805	$10.820	$8.548
	(b)	$11.395	$11.433	$10.177	$8.235	$13.394	$13.009	$11.514	$11.241	$10.387	N/A

Ending number of AUs (000s)		564	664	733	939	1,184	1,816	2,299	2,781	3,275	4,389

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV	(a)	$14.981	$14.544	$11.261	$18.221	$17.742	$14.676	$13.300	$11.238	$8.358	$9.657
	(b)	$13.205	$12.923	$10.086	$16.452	$16.149	$13.464	$12.300	$10.477	$10.007	N/A

Ending AUV	(a)	$12.043	$14.981	$14.544	$11.261	$18.221	$17.742	$14.676	$13.300	$11.238	$8.358
	(b)	$10.531	$13.205	$12.923	$10.086	$16.452	$16.149	$13.464	$12.300	$10.477	N/A

Ending number of AUs (000s)		105	124	153	213	330	525	604	772	648	538

FEDERATED INSURANCE SERIES: (continued)
High Income Bond Fund II
Beginning AUV	(a)	$16.509	$14.592	$9.681	$13.267	$13.009	$11.905	$11.760	$10.797	$8.959	$8.963
	(b)	$14.617	$13.023	$8.710	$12.031	$11.893	$10.971	$10.924	$10.110	$10.012	N/A

Ending AUV	(a)	$17.121	$16.509	$14.592	$9.681	$13.267	$13.009	$11.905	$11.760	$10.797	$8.959
	(b)	$15.038	$14.617	$13.023	$8.710	$12.031	$11.893	$10.971	$10.924	$10.110	N/A

Ending number of AUs (000s)		92	126	207	212	370	605	652	865	1,038	1,395

Managed Volatility Fund II
Beginning AUV	(a)	$11.355	$10.274	$8.122	$10.345	$10.085	$8.843	$8.437	$7.784	$6.542	$8.723
	(b)	$14.243	$12.990	$10.351	$13.291	$13.061	$11.545	$11.103	$10.326	$10.012	N/A

Ending AUV	(a)	$11.732	$11.355	$10.274	$8.122	$10.345	$10.085	$8.843	$8.437	$7.784	$6.542
	(b)	$14.599	$14.243	$12.990	$10.351	$13.291	$13.061	$11.545	$11.103	$10.326	N/A

Ending number of AUs (000s)		82	104	155	123	171	252	238	313	375	832

33

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
FEDERATED INSURANCE SERIES: (continued)
INVESCO VARIABLE INSURANCE FUNDS:
Core Equity Fund (inception date May 1, 2006)
Beginning AUV	(a)	$10.901	$10.090	$7.975	$11.578	$10.861	$10.043	N/A	N/A	N/A	N/A
	(b)	$10.500	$9.797	$7.806	$11.424	$10.802	$10.043	N/A	N/A	N/A	N/A

Ending AUV	(a)	$10.742	$10.901	$10.090	$7.975	$11.578	$10.861	N/A	N/A	N/A	N/A
	(b)	$10.265	$10.500	$9.797	$7.806	$11.424	$10.802	N/A	N/A	N/A	N/A

Ending number of AUs (000s)		72	88	125	155	171	184	N/A	N/A	N/A	N/A

Diversified Dividend Growth Fund (inception date May 2, 2011)
Beginning AUV	(a)	$9.993	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	(b)	$9.993	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending AUV	(a)	$9.138	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
	(b)	$9.089	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)		33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

INVESCO VARIABLE INSURANCE FUND: (continued)
Global Health Care Fund (inception date May 1, 2001)
Beginning AUV	(a)	$11.435	$11.013	$8.748	$12.429	$11.269	$10.859	$10.182	$9.599	$7.618	$10.226
	(b)	$11.574	$11.237	$8.997	$12.886	$11.778	$11.440	$10.813	$10.276	$9.935	N/A

Ending AUV	(a)	$11.722	$11.435	$11.013	$8.748	$12.429	$11.269	$10.859	$10.182	$9.599	$7.618
	(b)	$11.770	$11.574	$11.237	$8.997	$12.886	$11.778	$11.440	$10.813	$10.276	N/A

Ending number of AUs (000s)		46	66	85	160	54	86	244	218	138	184

Global Real Estate Fund (inception date May 1, 2001)
Beginning AUV	(a)	$23.663	$20.420	$15.744	$28.847	$30.971	$22.024	$19.551	$14.517	$10.604	$10.110
	(b)	$15.813	$13.756	$10.691	$19.746	$21.372	$15.320	$13.708	$10.260	$10.000	N/A

Ending AUV	(a)	$21.816	$23.663	$20.420	$15.744	$28.847	$30.971	$22.024	$19.551	$14.517	$10.604
	(b)	$14.463	$15.813	$13.756	$10.691	$19.746	$21.372	$15.320	$13.708	$10.260	N/A

Ending number of AUs (000s)		48	53	59	80	115	201	231	276	183	184

High Yield Fund (inception date May 1, 2004)
Beginning AUV	(a)	$14.700	$13.126	$8.712	$11.890	$11.911	$10.907	$10.768	$9.966	N/A	N/A
	(b)	$13.936	$12.543	$8.392	$11.546	$11.659	$10.762	$10.710	$9.965	N/A	N/A

Ending AUV	(a)	$14.636	$14.700	$13.126	$8.712	$11.890	$11.911	$10.907	$10.768	N/A	N/A
	(b)	$13.765	$13.936	$12.543	$8.392	$11.546	$11.659	$10.762	$10.710	N/A	N/A

Ending number of AUs (000s)		165	105	158	192	266	248	264	301	N/A	N/A

Mid Cap Core Equity Fund (inception date May 1, 2003)
Beginning AUV	(a)	$17.508	$15.605	$12.187	$17.329	$16.082	$14.694	$13.891	$12.404	$9.958	N/A
	(b)	$13.643	$12.258	$9.650	$13.832	$12.940	$11.918	$11.357	$10.223	$9.951	N/A

Ending AUV	(a)	$16.142	$17.508	$15.605	$12.187	$17.329	$16.082	$14.694	$13.891	$12.404	N/A
	(b)	$12.479	$13.643	$12.258	$9.650	$13.832	$12.940	$11.918	$11.357	$10.223	N/A

Ending number of AUs (000s)		16	26	32	29	26	34	37	45	9	N/A

34

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
INVESCO VARIABLE INSURANCE FUND: (continued)
Technology Fund (inception date May 1, 2001)
Beginning AUV	(a)	$6.640	$5.551	$3.577	$6.536	$6.155	$5.649	$5.607	$5.434	$3.793	$7.236
	(b)	$11.554	$9.737	$6.324	$11.650	$11.058	$10.231	$10.236	$10.001	$9.797	N/A

Ending AUV	(a)	$6.217	$6.640	$5.551	$3.577	$6.536	$6.155	$5.649	$5.607	$5.434	$3.793
	(b)	$10.732	$11.554	$9.737	$6.324	$11.650	$11.058	$10.231	$10.236	$10.001	N/A

Ending number of AUs (000s)		20	20	45	25	43	73	74	128	233	147

Van Kampen V.I. Value Opportunities Fund (inception date May 1, 2003)
Beginning AUV	(a)	$11.900	$11.284	$7.745	$16.333	$16.342	$14.673	$14.113	$12.913	$10.000	N/A
	(b)	$9.076	$8.675	$6.003	$12.759	$12.869	$11.647	$11.293	$10.416	$9.931	N/A

Ending AUV	(a)	$11.337	$11.900	$11.284	$7.745	$16.333	$16.342	$14.673	$14.113	$12.913	N/A
	(b)	$8.577	$9.076	$8.675	$6.003	$12.759	$12.869	$11.647	$11.293	$10.416	N/A

Ending number of AUs (000s)		40	48	28	21	30	41	57	65	66	N/A

JANUS ASPEN SERIES:
Enterprise Portfolio
Beginning AUV	(a)	$18.997	$15.308	$10.719	$19.316	$16.052	$14.328	$12.937	$10.865	$8.156	$11.477
	(b)	$16.811	$13.655	$9.638	$17.509	$14.668	$13.197	$12.011	$10.169	$9.900	N/A

Ending AUV	(a)	$18.467	$18.997	$15.308	$10.719	$19.316	$16.052	$14.328	$12.937	$10.865	$8.156
	(b)	$16.212	$16.811	$13.655	$9.638	$17.509	$14.668	$13.197	$12.011	$10.169	N/A

Ending number of AUs (000s)		392	449	518	611	752	944	1,155	1,557	1,757	2,388

Janus Portfolio
Beginning AUV	(a)	$12.619	$11.174	$8.311	$13.982	$12.321	$11.218	$10.908	$10.584	$8.147	$11.243
	(b)	$11.534	$10.295	$7.719	$13.091	$11.628	$10.672	$10.460	$10.231	$9.872	N/A

Ending AUV	(a)	$11.784	$12.619	$11.174	$8.311	$13.982	$12.321	$11.218	$10.908	$10.584	$8.147
	(b)	$10.685	$11.534	$10.295	$7.719	$13.091	$11.628	$10.672	$10.460	$10.231	N/A

Ending number of AUs (000s)		547	622	714	841	1,146	1,421	1,699	2,108	2,756	3,610

Overseas Portfolio (inception date March 21, 2003)
Beginning AUV	(a)	$41.867	$33.882	$19.136	$40.527	$32.031	$22.093	$16.934	$14.438	$10.140	N/A
	(b)	$28.415	$23.180	$13.197	$28.174	$22.448	$15.607	$12.059	$10.364	$9.923	N/A

Ending AUV	(a)	$28.004	$41.867	$33.882	$19.136	$40.527	$32.031	$22.093	$16.934	$14.438	N/A
	(b)	$18.855	$28.415	$23.180	$13.197	$28.174	$22.448	$15.607	$12.059	$10.364	N/A

Ending number of AUs (000s)		64	87	92	98	166	220	163	58	36	N/A

Worldwide Portfolio
Beginning AUV	(a)	$12.666	$11.089	$8.166	$14.966	$13.845	$11.878	$11.378	$11.012	$9.007	$12.260
	(b)	$11.278	$9.952	$7.388	$13.650	$12.730	$11.008	$10.629	$10.370	$9.911	N/A

Ending AUV	(a)	$10.774	$12.666	$11.089	$8.166	$14.966	$13.845	$11.878	$11.378	$11.012	$9.007
	(b)	$9.516	$11.278	$9.952	$7.388	$13.650	$12.730	$11.008	$10.629	$10.370	N/A

Ending number of AUs (000s)		411	462	509	571	728	941	1,193	1,577	2,083	2,754

35

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
Beginning AUV	(a)	$30.315	$25.055	$14.960	$29.587	$22.510	$17.566	$12.653	$9.816	N/A	N/A
	(b)	$28.739	$23.943	$14.410	$28.731	$22.035	$17.333	$12.585	$9.815	N/A	N/A

Ending AUV	(a)	$24.513	$30.315	$25.055	$14.960	$29.587	$22.510	$17.566	$12.653	N/A	N/A
	(b)	$23.054	$28.739	$23.943	$14.410	$28.731	$22.035	$17.333	$12.585	N/A	N/A

Ending number of AUs (000s)		53	80	79	76	142	149	206	29	N/A	N/A

International Equity Portfolio (inception date May 1, 2004)
Beginning AUV	(a)	$12.730	$12.097	$10.100	$16.263	$14.888	$12.321	$11.292	$9.932	N/A	N/A
	(b)	$12.069	$11.560	$9.729	$15.792	$14.574	$12.158	$11.232	$9.931	N/A	N/A

Ending AUV	(a)	$11.641	$12.730	$12.097	$10.100	$16.263	$14.888	$12.321	$11.292	N/A	N/A
	(b)	$10.948	$12.069	$11.560	$9.729	$15.792	$14.574	$12.158	$11.232	N/A	N/A

Ending number of AUs (000s)		39	38	25	26	28	37	16	4	N/A	N/A

US Small-Mid Cap Equity Portfolio
Beginning AUV	(a)	$20.727	$16.989	$11.284	$18.014	$19.687	$17.200	$16.772	$14.805	$10.941	$13.478
	(b)	$13.528	$11.178	$7.484	$12.044	$13.268	$11.685	$11.485	$10.220	$9.937	N/A

Ending AUV	(a)	$18.585	$20.727	$16.989	$11.284	$18.014	$19.687	$17.200	$16.772	$14.805	$10.941
	(b)	$12.033	$13.528	$11.178	$7.484	$12.044	$13.268	$11.685	$11.485	$10.220	N/A

Ending number of AUs (000s)		73	96	114	150	223	390	490	627	747	928

US Strategic Equity Portfolio
Beginning AUV	(a)	$11.973	$10.759	$8.602	$13.481	$13.804	$11.915	$11.687	$10.602	$8.670	$10.498
	(b)	$11.048	$10.008	$8.066	$12.742	$13.153	$11.444	$11.316	$10.348	$9.925	N/A

Ending AUV	(a)	$12.038	$11.973	$10.759	$8.602	$13.481	$13.804	$11.915	$11.687	$10.602	$8.670
	(b)	$11.020	$11.048	$10.008	$8.066	$12.742	$13.153	$11.444	$11.316	$10.348	N/A

Ending number of AUs (000s)		41	46	45	47	59	112	130	149	149	142

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV	(a)	$9.187	$7.452	$5.616	$9.557	$9.898	N/A	N/A	N/A	N/A	N/A
	(b)	$8.920	$7.294	$5.541	$9.505	$9.898	N/A	N/A	N/A	N/A	N/A

Ending AUV	(a)	$9.283	$9.187	$7.452	$5.616	$9.557	N/A	N/A	N/A	N/A	N/A
	(b)	$8.942	$8.920	$7.294	$5.541	$9.505	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)		20	8	5	3	3	N/A	N/A	N/A	N/A	N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
Beginning AUV	(a)	$8.607	$7.775	$6.415	$10.012	$9.951	N/A	N/A	N/A	N/A	N/A
	(b)	$8.357	$7.610	$6.330	$9.958	$9.950	N/A	N/A	N/A	N/A	N/A

Ending AUV	(a)	$9.158	$8.607	$7.775	$6.415	$10.012	N/A	N/A	N/A	N/A	N/A
	(b)	$8.821	$8.357	$7.610	$6.330	$9.958	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)		16	3	3	3	9	N/A	N/A	N/A	N/A	N/A

36

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
ClearBridge Fundamental All Cap Value Portfolio (inception date April 30, 2007)
Beginning AUV	(a)	$8.711	$7.576	$5.939	$9.497	$9.903	N/A	N/A	N/A	N/A	N/A
	(b)	$8.458	$7.415	$5.860	$9.445	$9.902	N/A	N/A	N/A	N/A	N/A

Ending AUV	(a)	$8.058	$8.711	$7.576	$5.939	$9.497	N/A	N/A	N/A	N/A	N/A
	(b)	$7.762	$8.458	$7.415	$5.860	$9.445	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)		10	9	9	12	14	N/A	N/A	N/A	N/A	N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV	(a)	$9.328	$8.613	$6.134	$9.921	$9.896	N/A	N/A	N/A	N/A	N/A
	(b)	$9.057	$8.430	$6.052	$9.867	$9.895	N/A	N/A	N/A	N/A	N/A

Ending AUV	(a)	$9.139	$9.328	$8.613	$6.134	$9.921	N/A	N/A	N/A	N/A	N/A
	(b)	$8.803	$9.057	$8.430	$6.052	$9.867	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)		14	13	21	10	6	N/A	N/A	N/A	N/A	N/A

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
Beginning AUV	(a)	$13.451	$11.869	$7.738	$11.344	$11.512	$10.551	$10.009	N/A	N/A	N/A
	(b)	$12.854	$11.434	$7.513	$11.104	$11.360	$10.495	$10.009	N/A	N/A	N/A

Ending AUV	(a)	$13.491	$13.451	$11.869	$7.738	$11.344	$11.512	$10.551	N/A	N/A	N/A
	(b)	$12.790	$12.854	$11.434	$7.513	$11.104	$11.360	$10.495	N/A	N/A	N/A

Ending number of AUs (000s)		9	32	12	9	16	17	9	N/A	N/A	N/A

Western Asset Strategic Bond Portfolio (inception date May 1, 2004)
Beginning AUV	(a)	$12.105	$10.978	$9.139	$11.170	$11.107	$10.724	$10.613	$9.998	N/A	N/A
	(b)	$11.476	$10.491	$8.804	$10.847	$10.873	$10.582	$10.556	$9.998	N/A	N/A

Ending AUV	(a)	$12.758	$12.105	$10.978	$9.139	$11.170	$11.107	$10.724	$10.613	N/A	N/A
	(b)	$11.999	$11.476	$10.491	$8.804	$10.847	$10.873	$10.582	$10.556	N/A	N/A

Ending number of AUs (000s)		75	59	35	47	116	133	124	11	N/A	N/A

LORD ABBETT SERIES FUND, INC. :
Capital Structure Portfolio (inception date May 1, 2003)
Beginning AUV	(a)	$16.537	$14.612	$12.007	$16.498	$16.219	$14.358	$14.029	$12.215	$10.000	N/A
	(b)	$13.309	$11.854	$9.819	$13.601	$13.479	$12.027	$11.846	$10.397	$9.974	N/A

Ending AUV	(a)	$16.339	$16.537	$14.612	$12.007	$16.498	$16.219	$14.358	$14.029	$12.215	N/A
	(b)	$13.046	$13.309	$11.854	$9.819	$13.601	$13.479	$12.027	$11.846	$10.397	N/A

Ending number of AUs (000s)		13	18	32	62	95	71	70	65	10	N/A

Growth and Income Portfolio
Beginning AUV	(a)	$15.495	$13.383	$11.415	$18.208	$17.852	$15.437	$15.162	$13.649	$10.565	$13.071
	(b)	$11.221	$9.769	$8.399	$13.506	$13.350	$11.636	$11.520	$10.454	$9.949	N/A

Ending AUV	(a)	$14.351	$15.495	$13.383	$11.415	$18.208	$17.852	$15.437	$15.162	$13.649	$10.565
	(b)	$10.310	$11.221	$9.769	$8.399	$13.506	$13.350	$11.636	$11.520	$10.454	N/A

Ending number of AUs (000s)		266	299	354	444	610	1,006	1,167	1,432	1,500	1,814

37

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
Beginning AUV	(a)	$13.555	$11.885	$7.722	$16.450	$15.259	$13.786	$11.843	$10.095	$7.578	$10.131
	(b)	$13.084	$11.563	$7.573	$16.264	$15.208	$13.850	$11.993	$10.305	$9.926	N/A

Ending AUV	(a)	$11.849	$13.555	$11.885	$7.722	$16.450	$15.259	$13.786	$11.843	$10.095	$7.578
	(b)	$11.346	$13.084	$11.563	$7.573	$16.264	$15.208	$13.850	$11.993	$10.305	N/A

Ending number of AUs (000s)		122	154	172	222	302	305	406	359	329	350

Mid Cap Growth Portfolio (inception date May 1, 2001)
Beginning AUV	(a)	$12.285	$9.651	$7.437	$13.318	$11.023	$9.746	$8.689	$7.577	$5.999	$8.610
	(b)	$15.509	$12.280	$9.539	$17.221	$14.369	$12.806	$11.509	$10.116	$9.854	N/A

Ending AUV	(a)	$12.172	$12.285	$9.651	$7.437	$13.318	$11.023	$9.746	$8.689	$7.577	$5.999
	(b)	$15.244	$15.509	$12.280	$9.539	$17.221	$14.369	$12.806	$11.509	$10.116	N/A

Ending number of AUs (000s)		44	28	30	70	67	106	85	113	97	66

Mid Cap Intrinsic Value Portfolio (inception date May 1, 2003)
Beginning AUV	(a)	$18.631	$14.973	$10.360	$19.393	$19.039	$17.368	$15.725	$13.033	$10.010	N/A
	(b)	$13.850	$11.220	$7.826	$14.767	$14.614	$13.438	$12.264	$10.247	$9.957	N/A

Ending AUV	(a)	$17.179	$18.631	$14.973	$10.360	$19.393	$19.039	$17.368	$15.725	$13.033	N/A
	(b)	$12.668	$13.850	$11.220	$7.826	$14.767	$14.614	$13.438	$12.264	$10.247	N/A

Ending number of AUs (000s)		50	55	58	66	91	110	103	131	11	N/A

Short Term Duration Bond Portfolio
Beginning AUV	(a)	$12.677	$12.211	$10.927	$12.800	$12.390	$12.058	$12.053	$12.129	$12.009	$11.561
	(b)	$9.904	$9.616	$8.674	$10.243	$9.995	$9.805	$9.879	$10.022	$10.015	N/A

Ending AUV	(a)	$12.538	$12.677	$12.211	$10.927	$12.800	$12.390	$12.058	$12.053	$12.129	$12.009
	(b)	$9.717	$9.904	$9.616	$8.674	$10.243	$9.995	$9.805	$9.879	$10.022	N/A

Ending number of AUs (000s)		180	184	186	198	298	398	538	816	1,172	1,722

Small-Cap Growth Portfolio (inception date May 1, 2003)
Beginning AUV	(a)	$12.305	$10.433	$8.619	$14.441	$14.571	$14.038	$13.835	$12.541	$10.040	N/A
	(b)	$9.445	$8.072	$6.722	$11.354	$11.548	$11.216	$11.142	$10.181	$9.917	N/A

Ending AUV	(a)	$12.006	$12.305	$10.433	$8.619	$14.441	$14.571	$14.038	$13.835	$12.541	N/A
	(b)	$9.142	$9.445	$8.072	$6.722	$11.354	$11.548	$11.216	$11.142	$10.181	N/A

Ending number of AUs (000s)		14	8	9	8	9	14	16	42	14	N/A

Socially Responsive Portfolio (inception date May 1, 2004)
Beginning AUV	(a)	$13.276	$10.958	$8.455	$14.160	$13.345	$11.902	$11.295	$10.015	N/A	N/A
	(b)	$12.585	$10.472	$8.145	$13.750	$13.063	$11.744	$11.234	$10.014	N/A	N/A

Ending AUV	(a)	$12.688	$13.276	$10.958	$8.455	$14.160	$13.345	$11.902	$11.295	N/A	N/A
	(b)	$11.933	$12.585	$10.472	$8.145	$13.750	$13.063	$11.744	$11.234	N/A	N/A

Ending number of AUs (000s)		2	5	4	3	15	13	19	0	N/A	N/A

38

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
Beginning AUV	(a)	$9.817	$8.909	$7.415	$9.787	$10.028	N/A	N/A	N/A	N/A	N/A
	(b)	$9.533	$8.721	$7.316	$9.735	$10.028	N/A	N/A	N/A	N/A	N/A

Ending AUV	(a)	$10.262	$9.817	$8.909	$7.415	$9.787	N/A	N/A	N/A	N/A	N/A
	(b)	$9.886	$9.533	$8.721	$7.316	$9.735	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)		459	538	726	881	1,181	N/A	N/A	N/A	N/A	N/A

JNF Equity Portfolio (inception date May 1, 2007)
Beginning AUV	(a)	$8.388	$6.754	$5.073	$8.963	$10.012	N/A	N/A	N/A	N/A	N/A
	(b)	$8.145	$6.611	$5.005	$8.915	$10.012	N/A	N/A	N/A	N/A	N/A

Ending AUV	(a)	$8.360	$8.388	$6.754	$5.073	$8.963	N/A	N/A	N/A	N/A	N/A
	(b)	$8.053	$8.145	$6.611	$5.005	$8.915	N/A	N/A	N/A	N/A	N/A

Ending number of AUs (000s)		451	502	602	732	1,051	N/A	N/A	N/A	N/A	N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
Beginning AUV	(a)	$12.304	$11.033	$9.203	$11.090	$10.383	$9.973	N/A	N/A	N/A	N/A
	(b)	$11.852	$10.713	$9.010	$10.942	$10.327	$9.972	N/A	N/A	N/A	N/A

Ending AUV	(a)	$12.370	$12.304	$11.033	$9.203	$11.090	$10.383	N/A	N/A	N/A	N/A
	(b)	$11.821	$11.852	$10.713	$9.010	$10.942	$10.327	N/A	N/A	N/A	N/A

Ending number of AUs (000s)		57	39	85	21	4	0	N/A	N/A	N/A	N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
Beginning AUV	(a)	$10.983	$8.944	$6.409	$11.563	$9.516	$10.104	N/A	N/A	N/A	N/A
	(b)	$10.580	$8.685	$6.273	$11.409	$9.465	$10.104	N/A	N/A	N/A	N/A

Ending AUV	(a)	$10.012	$10.983	$8.944	$6.409	$11.563	$9.516	N/A	N/A	N/A	N/A
	(b)	$9.568	$10.580	$8.685	$6.273	$11.409	$9.465	N/A	N/A	N/A	N/A

Ending number of AUs (000s)		15	16	22	13	19	13	N/A	N/A	N/A	N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
Beginning AUV	(a)	$13.424	$12.138	$9.431	$11.197	$10.733	$9.978	N/A	N/A	N/A	N/A
	(b)	$12.931	$11.786	$9.232	$11.048	$10.675	$9.977	N/A	N/A	N/A	N/A

Ending AUV	(a)	$14.074	$13.424	$12.138	$9.431	$11.197	$10.733	N/A	N/A	N/A	N/A
	(b)	$13.450	$12.931	$11.786	$9.232	$11.048	$10.675	N/A	N/A	N/A	N/A

Ending number of AUs (000s)		4	14	9	3	2	2	N/A	N/A	N/A	N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
Beginning AUV	(a)	$12.273	$11.472	$10.064	$10.456	$10.234	$10.009	N/A	N/A	N/A	N/A
	(b)	$11.822	$11.139	$9.850	$10.317	$10.179	$10.009	N/A	N/A	N/A	N/A

Ending AUV	(a)	$12.921	$12.273	$11.472	$10.064	$10.456	$10.234	N/A	N/A	N/A	N/A
	(b)	$12.347	$11.822	$11.139	$9.850	$10.317	$10.179	N/A	N/A	N/A	N/A

Ending number of AUs (000s)		3	6	3	0	1	1	N/A	N/A	N/A	N/A

39

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIMCO VARIABLE INSURANCE TRUST: (continued)
Global Bond Unhedged Portfolio (inception date May 1, 2006)
Beginning AUV	(a)	$13.633	$12.384	$10.748	$10.994	$10.161	$10.000	N/A	N/A	N/A	N/A
	(b)	$13.132	$12.025	$10.521	$10.847	$10.107	$9.999	N/A	N/A	N/A	N/A

Ending AUV	(a)	$14.461	$13.633	$12.384	$10.748	$10.994	$10.161	N/A	N/A	N/A	N/A
	(b)	$13.819	$13.132	$12.025	$10.521	$10.847	$10.107	N/A	N/A	N/A	N/A

Ending number of AUs (000s)		54	35	39	49	30	5	N/A	N/A	N/A	N/A

PIMCO VARIABLE INSURANCE TRUST: (continued)
High Yield Portfolio (inception date May 1, 2006)
Beginning AUV	(a)	$12.654	$11.210	$8.105	$10.746	$10.529	$9.989	N/A	N/A	N/A	N/A
	(b)	$12.189	$10.885	$7.933	$10.603	$10.473	$9.988	N/A	N/A	N/A	N/A

Ending AUV	(a)	$12.895	$12.654	$11.210	$8.105	$10.746	$10.529	N/A	N/A	N/A	N/A
	(b)	$12.323	$12.189	$10.885	$7.933	$10.603	$10.473	N/A	N/A	N/A	N/A

Ending number of AUs (000s)		6	28	8	11	19	7	N/A	N/A	N/A	N/A

Real Return Portfolio (inception date May 1, 2003)
Beginning AUV	(a)	$14.049	$13.179	$11.292	$12.318	$11.292	$11.370	$11.294	$10.516	$10.035	N/A
	(b)	$12.695	$12.004	$10.367	$11.401	$10.535	$10.694	$10.707	$10.050	$10.104	N/A

Ending AUV	(a)	$15.471	$14.049	$13.179	$11.292	$12.318	$11.292	$11.370	$11.294	$10.516	N/A
	(b)	$13.868	$12.695	$12.004	$10.367	$11.401	$10.535	$10.694	$10.707	$10.050	N/A

Ending number of AUs (000s)		218	193	186	200	170	172	309	183	90	N/A

Short Term Portfolio (inception date May 1, 2004)
Beginning AUV	(a)	$11.280	$11.203	$10.539	$10.722	$10.407	$10.120	$10.011	$10.000	N/A	N/A
	(b)	$10.694	$10.706	$10.152	$10.411	$10.187	$9.986	$9.957	$9.999	N/A	N/A

Ending AUV	(a)	$11.180	$11.280	$11.203	$10.539	$10.722	$10.407	$10.120	$10.011	N/A	N/A
	(b)	$10.515	$10.694	$10.706	$10.152	$10.411	$10.187	$9.986	$9.957	N/A	N/A

Ending number of AUs (000s)		66	67	51	72	81	46	65	44	N/A	N/A

Total Return Portfolio (inception date May 1, 2003)
Beginning AUV	(a)	$14.370	$13.480	$11.987	$11.600	$10.819	$10.566	$10.458	$10.112	$10.010	N/A
	(b)	$13.555	$12.818	$11.490	$11.208	$10.538	$10.374	$10.351	$10.088	$10.069	N/A

Ending AUV	(a)	$14.682	$14.370	$13.480	$11.987	$11.600	$10.819	$10.566	$10.458	$10.112	N/A
	(b)	$13.739	$13.555	$12.818	$11.490	$11.208	$10.538	$10.374	$10.351	$10.088	N/A

Ending number of AUs (000s)		292	354	450	355	365	339	270	184	80	N/A

PIONEER VARIABLE CONTRACTS TRUST:
Equity Income Portfolio (inception date January 2, 2001)
Beginning AUV	(a)	$11.758	$10.001	$8.905	$12.990	$13.103	$10.880	$10.456	$9.138	$7.579	$9.155
	(b)	$12.672	$10.864	$9.751	$14.340	$14.582	$12.205	$11.823	$10.416	$9.965	N/A

Ending AUV	(a)	$12.264	$11.758	$10.001	$8.905	$12.990	$13.103	$10.880	$10.456	$9.138	$7.579
	(b)	$13.112	$12.672	$10.864	$9.751	$14.340	$14.582	$12.205	$11.823	$10.416	N/A

Ending number of AUs (000s)		119	84	101	129	195	428	243	193	196	185

40

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
PIONEER VARIABLE CONTRACTS TRUST: (continued)
Fund Portfolio (inception date January 2, 2001)
Beginning AUV	(a)	$10.470	$9.175	$7.449	$11.509	$11.139	$9.708	$9.293	$8.490	$6.980	$8.766
	(b)	$12.029	$10.626	$8.696	$13.545	$13.216	$11.610	$11.203	$10.324	$9.922	N/A

Ending AUV	(a)	$9.855	$10.470	$9.175	$7.449	$11.509	$11.139	$9.708	$9.293	$8.490	$6.980
	(b)	$11.233	$12.029	$10.626	$8.696	$13.545	$13.216	$11.610	$11.203	$10.324	N/A

Ending number of AUs (000s)		20	22	34	60	124	249	272	297	169	133

High Yield Portfolio (inception date May 1, 2005)
Beginning AUV	(a)	$13.490	$11.626	$7.367	$11.608	$11.149	$10.445	$10.003	N/A	N/A	N/A
	(b)	$12.891	$11.199	$7.154	$11.362	$11.001	$10.389	$10.002	N/A	N/A	N/A

Ending AUV	(a)	$13.031	$13.490	$11.626	$7.367	$11.608	$11.149	$10.445	N/A	N/A	N/A
	(b)	$12.353	$12.891	$11.199	$7.154	$11.362	$11.001	$10.389	N/A	N/A	N/A

Ending number of AUs (000s)		28	82	41	57	57	71	0	N/A	N/A	N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
Beginning AUV	(a)	$11.762	$10.117	$8.191	$12.540	$12.073	$10.904	$10.057	N/A	N/A	N/A
	(b)	$11.240	$9.746	$7.953	$12.275	$11.913	$10.846	$10.057	N/A	N/A	N/A

Ending AUV	(a)	$10.921	$11.762	$10.117	$8.191	$12.540	$12.073	$10.904	N/A	N/A	N/A
	(b)	$10.353	$11.240	$9.746	$7.953	$12.275	$11.913	$10.846	N/A	N/A	N/A

Ending number of AUs (000s)		8	7	7	7	10	19	12	N/A	N/A	N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
Beginning AUV	(a)	$24.935	$19.457	$12.485	$22.319	$21.770	$18.234	$16.567	$14.758	$10.052	N/A
	(b)	$16.246	$12.778	$8.265	$14.895	$14.646	$12.365	$11.324	$10.169	$9.973	N/A

Ending AUV	(a)	$21.614	$24.935	$19.457	$12.485	$22.319	$21.770	$18.234	$16.567	$14.758	N/A
	(b)	$13.969	$16.246	$12.778	$8.265	$14.895	$14.646	$12.365	$11.324	$10.169	N/A

Ending number of AUs (000s)		37	47	42	47	83	105	80	106	69	N/A

Small-Cap Portfolio (inception date May 1, 2003)
Beginning AUV	(a)	$22.988	$19.343	$14.508	$20.205	$20.939	$18.373	$17.163	$13.929	$9.982	N/A
	(b)	$15.868	$13.459	$10.176	$14.286	$14.925	$13.201	$12.429	$10.169	$9.974	N/A

Ending AUV	(a)	$21.925	$22.988	$19.343	$14.508	$20.205	$20.939	$18.373	$17.163	$13.929	N/A
	(b)	$15.014	$15.868	$13.459	$10.176	$14.286	$14.925	$13.201	$12.429	$10.169	N/A

Ending number of AUs (000s)		54	71	88	101	125	197	239	262	61	N/A

RYDEX VARIABLE TRUST:
Banking Fund (inception date May 1, 2004)
Beginning AUV	(a)	$5.391	$4.836	$5.079	$8.755	$12.177	$11.100	$11.576	$10.096	N/A	N/A
	(b)	$5.110	$4.621	$4.892	$8.502	$11.920	$10.953	$11.514	$10.095	N/A	N/A

Ending AUV	(a)	$4.134	$5.391	$4.836	$5.079	$8.755	$12.177	$11.100	$11.576	N/A	N/A
	(b)	$3.888	$5.110	$4.621	$4.892	$8.502	$11.920	$10.953	$11.514	N/A	N/A

Ending number of AUs (000s)		11	18	18	66	12	17	6	10	N/A	N/A

41

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Basic Materials Fund (inception date May 1, 2004)
Beginning AUV	(a)	$20.839	$16.682	$10.882	$20.213	$15.302	$12.688	$12.367	$9.969	N/A	N/A
	(b)	$19.755	$15.942	$10.483	$19.628	$14.979	$12.520	$12.301	$9.968	N/A	N/A

Ending AUV	(a)	$17.167	$20.839	$16.682	$10.882	$20.213	$15.302	$12.688	$12.367	N/A	N/A
	(b)	$16.145	$19.755	$15.942	$10.483	$19.628	$14.979	$12.520	$12.301	N/A	N/A

Ending number of AUs (000s)		24	30	52	114	146	127	74	9	N/A	N/A

Biotechnology Fund (inception date May 1, 2004)
Beginning AUV	(a)	$10.979	$10.057	$8.618	$9.907	$9.624	$10.095	$9.250	$9.795	N/A	N/A
	(b)	$10.408	$9.611	$8.302	$9.620	$9.420	$9.960	$9.200	$9.795	N/A	N/A

Ending AUV	(a)	$11.973	$10.979	$10.057	$8.618	$9.907	$9.624	$10.095	$9.250	N/A	N/A
	(b)	$11.260	$10.408	$9.611	$8.302	$9.620	$9.420	$9.960	$9.200	N/A	N/A

Ending number of AUs (000s)		48	54	7	17	5	8	41	0	N/A	N/A

Consumer Products Fund (inception date May 1, 2004)
Beginning AUV	(a)	$13.299	$11.499	$9.790	$12.959	$11.832	$10.218	$10.403	$10.096	N/A	N/A
	(b)	$12.607	$10.989	$9.430	$12.584	$11.582	$10.082	$10.347	$10.095	N/A	N/A

Ending AUV	(a)	$14.919	$13.299	$11.499	$9.790	$12.959	$11.832	$10.218	$10.403	N/A	N/A
	(b)	$14.031	$12.607	$10.989	$9.430	$12.584	$11.582	$10.082	$10.347	N/A	N/A

Ending number of AUs (000s)		18	9	9	22	10	18	17	8	N/A	N/A

Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV	(a)	$8.997	$7.323	$5.426	$14.373	$13.478	$10.470	$11.037	$9.918	N/A	N/A
	(b)	$8.545	$7.011	$5.236	$13.984	$13.219	$10.351	$10.999	$9.918	N/A	N/A

Ending AUV	(a)	$9.678	$8.997	$7.323	$5.426	$14.373	$13.478	$10.470	$11.037	N/A	N/A
	(b)	$9.119	$8.545	$7.011	$5.236	$13.984	$13.219	$10.351	$10.999	N/A	N/A

Ending number of AUs (000s)		33	19	17	27	44	36	1	1	N/A	N/A

Electronics Fund (inception date May 1, 2004)
Beginning AUV	(a)	$8.154	$7.548	$4.454	$9.055	$9.418	$9.319	$9.098	$9.740	N/A	N/A
	(b)	$7.730	$7.213	$4.290	$8.792	$9.219	$9.195	$9.049	$9.740	N/A	N/A

Ending AUV	(a)	$6.715	$8.154	$7.548	$4.454	$9.055	$9.418	$9.319	$9.098	N/A	N/A
	(b)	$6.315	$7.730	$7.213	$4.290	$8.792	$9.219	$9.195	$9.049	N/A	N/A

Ending number of AUs (000s)		0	8	24	0	5	2	11	0	N/A	N/A

Energy Fund (inception date May 1, 2004)
Beginning AUV	(a)	$20.440	$17.411	$12.748	$23.958	$18.239	$16.525	$12.095	$10.225	N/A	N/A
	(b)	$19.377	$16.638	$12.280	$23.265	$17.854	$16.306	$12.030	$10.224	N/A	N/A

Ending AUV	(a)	$18.978	$20.440	$17.411	$12.748	$23.958	$18.239	$16.525	$12.095	N/A	N/A
	(b)	$17.848	$19.377	$16.638	$12.280	$23.265	$17.854	$16.306	$12.030	N/A	N/A

Ending number of AUs (000s)		42	46	62	65	91	89	169	74	N/A	N/A

42

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Energy Services Fund (inception date May 1, 2004)
Beginning AUV	(a)	$21.761	$17.507	$10.931	$26.148	$19.343	$17.674	$12.085	$10.174	N/A	N/A
	(b)	$20.629	$16.730	$10.530	$25.391	$18.935	$17.440	$12.020	$10.173	N/A	N/A

Ending AUV	(a)	$19.465	$21.761	$17.507	$10.931	$26.148	$19.343	$17.674	$12.085	N/A	N/A
	(b)	$18.306	$20.629	$16.730	$10.530	$25.391	$18.935	$17.440	$12.020	N/A	N/A

Ending number of AUs (000s)		32	54	70	106	154	105	222	57	N/A	N/A

Europe 1.25X Strategy Fund (inception date May 1, 2004)
Beginning AUV	(a)	$9.416	$10.702	$8.000	$17.976	$16.124	$12.625	$12.038	$10.113	N/A	N/A
	(b)	$8.926	$10.227	$7.707	$17.455	$15.784	$12.458	$11.973	$10.112	N/A	N/A

Ending AUV	(a)	$7.880	$9.416	$10.702	$8.000	$17.976	$16.124	$12.625	$12.038	N/A	N/A
	(b)	$7.411	$8.926	$10.227	$7.707	$17.455	$15.784	$12.458	$11.973	N/A	N/A

Ending number of AUs (000s)		5	19	17	30	57	67	19	67	N/A	N/A

Financial Services Fund (inception date May 1, 2004)
Beginning AUV	(a)	$7.347	$6.515	$5.520	$10.776	$13.460	$11.692	$11.469	$10.048	N/A	N/A
	(b)	$6.965	$6.226	$5.318	$10.464	$13.175	$11.537	$11.408	$10.047	N/A	N/A

Ending AUV	(a)	$6.164	$7.347	$6.515	$5.520	$10.776	$13.460	$11.692	$11.469	N/A	N/A
	(b)	$5.797	$6.965	$6.226	$5.318	$10.464	$13.175	$11.537	$11.408	N/A	N/A

Ending number of AUs (000s)		5	6	13	12	3	31	16	2	N/A	N/A

Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
Beginning AUV	(a)	$11.888	$10.945	$16.214	$11.350	$10.487	$10.979	$10.336	$9.668	$9.985	N/A
	(b)	$11.839	$10.987	$16.407	$11.578	$10.784	$11.381	$10.800	$10.183	$10.221	N/A

Ending AUV	(a)	$16.590	$11.888	$10.945	$16.214	$11.350	$10.487	$10.979	$10.336	$9.668	N/A
	(b)	$16.391	$11.839	$10.987	$16.407	$11.578	$10.784	$11.381	$10.800	$10.183	N/A

Ending number of AUs (000s)		84	16	14	94	113	58	43	27	11	N/A

Guggenheim CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
Beginning AUV	(a)	$12.263	$10.801	$7.857	$14.002	$12.481	$11.267	$10.041	N/A	N/A	N/A
	(b)	$11.719	$10.405	$7.629	$13.706	$12.316	$11.207	$10.040	N/A	N/A	N/A

Ending AUV	(a)	$11.210	$12.263	$10.801	$7.857	$14.002	$12.481	$11.267	N/A	N/A	N/A
	(b)	$10.627	$11.719	$10.405	$7.629	$13.706	$12.316	$11.207	N/A	N/A	N/A

Ending number of AUs (000s)		19	22	23	41	41	13	0	N/A	N/A	N/A

Guggenheim CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
Beginning AUV	(a)	$10.748	$9.821	$8.125	$11.783	$11.250	$10.527	$10.027	N/A	N/A	N/A
	(b)	$10.271	$9.460	$7.889	$11.534	$11.101	$10.471	$10.027	N/A	N/A	N/A

Ending AUV	(a)	$10.570	$10.748	$9.821	$8.125	$11.783	$11.250	$10.527	N/A	N/A	N/A
	(b)	$10.021	$10.271	$9.460	$7.889	$11.534	$11.101	$10.471	N/A	N/A	N/A

Ending number of AUs (000s)		7	3	3	7	8	4	0	N/A	N/A	N/A

43

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Guggenheim U.S. Long Short Momentum Fund (inception date May 1, 2003)
Beginning AUV	(a)	$16.361	$14.920	$11.886	$20.340	$16.806	$15.300	$13.644	$12.498	$10.024	N/A
	(b)	$12.621	$11.601	$9.316	$16.071	$13.386	$12.284	$11.042	$10.196	$9.858	N/A

Ending AUV	(a)	$15.076	$16.361	$14.920	$11.886	$20.340	$16.806	$15.300	$13.644	$12.498	N/A
	(b)	$11.536	$12.621	$11.601	$9.316	$16.071	$13.386	$12.284	$11.042	$10.196	N/A

Ending number of AUs (000s)		16	16	19	19	30	17	33	33	18	N/A

Health Care Fund (inception date May 1, 2004)
Beginning AUV	(a)	$11.403	$10.831	$8.812	$11.893	$11.376	$10.975	$10.059	$10.065	N/A	N/A
	(b)	$10.810	$10.350	$8.488	$11.548	$11.136	$10.829	$10.005	$10.065	N/A	N/A

Ending AUV	(a)	$11.772	$11.403	$10.831	$8.812	$11.893	$11.376	$10.975	$10.059	N/A	N/A
	(b)	$11.071	$10.810	$10.350	$8.488	$11.548	$11.136	$10.829	$10.005	N/A	N/A

Ending number of AUs (000s)		13	6	10	23	60	72	86	21	N/A	N/A

Internet Fund (inception date May 1, 2004)
Beginning AUV	(a)	$13.566	$11.391	$6.965	$12.813	$11.772	$10.882	$11.189	$9.793	N/A	N/A
	(b)	$12.860	$10.885	$6.709	$12.442	$11.523	$10.737	$11.129	$9.792	N/A	N/A

Ending AUV	(a)	$11.782	$13.566	$11.391	$6.965	$12.813	$11.772	$10.882	$11.189	N/A	N/A
	(b)	$11.081	$12.860	$10.885	$6.709	$12.442	$11.523	$10.737	$11.129	N/A	N/A

Ending number of AUs (000s)		4	13	12	3	12	3	12	0	N/A	N/A

Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV	(a)	$3.596	$5.231	$9.585	$6.043	$6.734	$8.729	$8.710	$10.077	N/A	N/A
	(b)	$3.415	$5.009	$9.251	$5.880	$6.605	$8.630	$8.680	$10.077	N/A	N/A

Ending AUV	(a)	$2.586	$3.596	$5.231	$9.585	$6.043	$6.734	$8.729	$8.710	N/A	N/A
	(b)	$2.437	$3.415	$5.009	$9.251	$5.880	$6.605	$8.630	$8.680	N/A	N/A

Ending number of AUs (000s)		39	44	14	35	3	40	2	0	N/A	N/A

Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
Beginning AUV	(a)	$5.662	$6.585	$5.592	$8.126	$8.631	$8.096	$8.664	$9.835	$10.000	N/A
	(b)	$5.316	$6.232	$5.335	$7.816	$8.368	$7.912	$8.535	$9.767	$9.787	N/A

Ending AUV	(a)	$3.884	$5.662	$6.585	$5.592	$8.126	$8.631	$8.096	$8.664	$9.835	N/A
	(b)	$3.617	$5.316	$6.232	$5.335	$7.816	$8.368	$7.912	$8.535	$9.767	N/A

Ending number of AUs (000s)		0	0	55	5	8	12	100	163	22	N/A

Inverse Mid Cap Strategy Fund (inception date July 15, 2004)
Beginning AUV	(a)	$4.522	$6.139	$9.619	$7.257	$7.509	$7.917	$8.742	$9.942	N/A	N/A
	(b)	$4.295	$5.877	$9.283	$7.060	$7.364	$7.827	$8.712	$9.942	N/A	N/A

Ending AUV	(a)	$4.133	$4.522	$6.139	$9.619	$7.257	$7.509	$7.917	$8.742	N/A	N/A
	(b)	$3.894	$4.295	$5.877	$9.283	$7.060	$7.364	$7.827	$8.712	N/A	N/A

Ending number of AUs (000s)		0	0	2	6	0	5	0	0	N/A	N/A

44

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Inverse NASDAQ-100® Strategy Fund (inception date May 1, 2004)
Beginning AUV	(a)	$4.910	$6.325	$10.704	$7.334	$8.383	$8.622	$8.634	$10.109	N/A	N/A
	(b)	$4.655	$6.044	$10.311	$7.121	$8.206	$8.508	$8.587	$10.108	N/A	N/A

Ending AUV	(a)	$4.354	$4.910	$6.325	$10.704	$7.334	$8.383	$8.622	$8.634	N/A	N/A
	(b)	$4.095	$4.655	$6.044	$10.311	$7.121	$8.206	$8.508	$8.587	N/A	N/A

Ending number of AUs (000s)		2	4	5	16	4	87	12	1	N/A	N/A

Inverse Russell 2000® Strategy Fund (inception date July 15, 2004)
Beginning AUV	(a)	$4.238	$5.938	$8.968	$7.294	$7.020	$8.086	$8.458	$9.964	N/A	N/A
	(b)	$4.025	$5.685	$8.656	$7.096	$6.885	$7.994	$8.428	$9.964	N/A	N/A

Ending AUV	(a)	$3.861	$4.238	$5.938	$8.968	$7.294	$7.020	$8.086	$8.458	N/A	N/A
	(b)	$3.638	$4.025	$5.685	$8.656	$7.096	$6.885	$7.994	$8.428	N/A	N/A

Ending number of AUs (000s)		1	5	60	9	167	87	75	0	N/A	N/A

Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
Beginning AUV	(a)	$5.061	$6.181	$8.651	$6.301	$6.337	$6.948	$7.100	$8.019	$9.985	N/A
	(b)	$5.739	$7.065	$9.968	$7.318	$7.420	$8.200	$8.447	$9.618	$10.066	N/A

Ending AUV	(a)	$4.539	$5.061	$6.181	$8.651	$6.301	$6.337	$6.948	$7.100	$8.019	N/A
	(b)	$5.107	$5.739	$7.065	$9.968	$7.318	$7.420	$8.200	$8.447	$9.618	N/A

Ending number of AUs (000s)		38	38	20	23	0	2	4	3	62	N/A

Japan 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	(a)	$10.221	$8.957	$7.344	$11.113	$12.696	$12.246	$10.318	$9.875	N/A	N/A
	(b)	$9.690	$8.559	$7.075	$10.791	$12.428	$12.083	$10.263	$9.874	N/A	N/A

Ending AUV	(a)	$7.162	$10.221	$8.957	$7.344	$11.113	$12.696	$12.246	$10.318	N/A	N/A
	(b)	$6.735	$9.690	$8.559	$7.075	$10.791	$12.428	$12.083	$10.263	N/A	N/A

Ending number of AUs (000s)		5	3	11	22	9	38	71	4	N/A	N/A

Leisure Fund (inception date May 1, 2004)
Beginning AUV	(a)	$10.987	$8.548	$6.340	$12.630	$13.143	$10.794	$11.507	$10.021	N/A	N/A
	(b)	$10.415	$8.168	$6.107	$12.265	$12.866	$10.651	$11.445	$10.020	N/A	N/A

Ending AUV	(a)	$11.100	$10.987	$8.548	$6.340	$12.630	$13.143	$10.794	$11.507	N/A	N/A
	(b)	$10.439	$10.415	$8.168	$6.107	$12.265	$12.866	$10.651	$11.445	N/A	N/A

Ending number of AUs (000s)		3	19	10	11	23	69	90	28	N/A	N/A

Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV	(a)	$20.288	$14.957	$9.953	$22.350	$21.880	$20.086	$17.856	$14.826	$10.000	N/A
	(b)	$13.199	$9.808	$6.580	$14.894	$14.698	$13.601	$12.188	$10.201	$9.867	N/A

Ending AUV	(a)	$18.487	$20.288	$14.957	$9.953	$22.350	$21.880	$20.086	$17.856	$14.826	N/A
	(b)	$11.931	$13.199	$9.808	$6.580	$14.894	$14.698	$13.601	$12.188	$10.201	N/A

Ending number of AUs (000s)		8	15	13	15	22	29	36	29	12	N/A

45

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
NASDAQ-100® Fund
Beginning AUV	(a)	$17.064	$14.604	$9.744	$17.012	$14.643	$14.039	$14.079	$13.058	$9.106	$15.102
	(b)	$12.613	$10.882	$7.319	$12.881	$11.177	$10.801	$10.919	$10.209	$9.821	N/A

Ending AUV	(a)	$17.192	$17.064	$14.604	$9.744	$17.012	$14.643	$14.039	$14.079	$13.058	$9.106
	(b)	$12.607	$12.613	$10.882	$7.319	$12.881	$11.177	$10.801	$10.919	$10.209	N/A

Ending number of AUs (000s)		55	85	80	103	147	162	210	392	767	723

NASDAQ-100® 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	(a)	$11.859	$8.784	$4.090	$15.138	$11.975	$11.581	$12.111	$9.767	N/A	N/A
	(b)	$11.242	$8.394	$3.940	$14.700	$11.722	$11.427	$12.045	$9.766	N/A	N/A

Ending AUV	(a)	$11.615	$11.859	$8.784	$4.090	$15.138	$11.975	$11.581	$12.111	N/A	N/A
	(b)	$10.923	$11.242	$8.394	$3.940	$14.700	$11.722	$11.427	$12.045	N/A	N/A

Ending number of AUs (000s)		35	20	33	21	55	36	50	34	N/A	N/A

Nova Fund (inception date May 1, 2000)
Beginning AUV	(a)	$9.568	$8.088	$6.053	$13.485	$13.523	$11.498	$11.214	$9.922	$7.229	$11.405
	(b)	$9.595	$8.176	$6.168	$13.852	$14.004	$12.001	$11.800	$10.524	$9.868	N/A

Ending AUV	(a)	$9.325	$9.568	$8.088	$6.053	$13.485	$13.523	$11.498	$11.214	$9.922	$7.229
	(b)	$9.277	$9.595	$8.176	$6.168	$13.852	$14.004	$12.001	$11.800	$10.524	N/A

Ending number of AUs (000s)		41	47	66	76	115	136	163	223	456	208

Precious Metals Fund (inception date May 1, 2004)
Beginning AUV	(a)	$23.401	$17.186	$11.678	$19.279	$16.354	$13.658	$11.457	$9.998	N/A	N/A
	(b)	$22.183	$16.423	$11.249	$18.720	$16.009	$13.476	$11.395	$9.998	N/A	N/A

Ending AUV	(a)	$17.501	$23.401	$17.186	$11.678	$19.279	$16.354	$13.658	$11.457	N/A	N/A
	(b)	$16.459	$22.183	$16.423	$11.249	$18.720	$16.009	$13.476	$11.395	N/A	N/A

Ending number of AUs (000s)		60	68	76	74	47	72	80	6	N/A	N/A

Real Estate Fund (inception date May 1, 2004)
Beginning AUV	(a)	$12.713	$10.325	$8.359	$14.526	$18.215	$14.129	$13.372	$10.091	N/A	N/A
	(b)	$12.052	$9.866	$8.052	$14.106	$17.830	$13.942	$13.300	$10.091	N/A	N/A

Ending AUV	(a)	$12.821	$12.713	$10.325	$8.359	$14.526	$18.215	$14.129	$13.372	N/A	N/A
	(b)	$12.057	$12.052	$9.866	$8.052	$14.106	$17.830	$13.942	$13.300	N/A	N/A

Ending number of AUs (000s)		12	60	19	17	11	30	23	21	N/A	N/A

Retailing Fund (inception date May 1, 2004)
Beginning AUV	(a)	$12.041	$9.757	$6.861	$10.377	$12.041	$11.093	$10.665	$9.991	N/A	N/A
	(b)	$11.415	$9.324	$6.609	$10.076	$11.787	$10.946	$10.607	$9.990	N/A	N/A

Ending AUV	(a)	$12.503	$12.041	$9.757	$6.861	$10.377	$12.041	$11.093	$10.665	N/A	N/A
	(b)	$11.758	$11.415	$9.324	$6.609	$10.076	$11.787	$10.946	$10.607	N/A	N/A

Ending number of AUs (000s)		3	25	1	1	2	3	5	0	N/A	N/A

46

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Russell 2000® 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV	(a)	$18.792	$13.825	$10.517	$21.931	$23.849	$20.012	$19.529	$15.818	$10.014	N/A
	(b)	$11.614	$8.612	$6.604	$13.883	$15.219	$12.873	$12.662	$10.339	$9.849	N/A

Ending AUV	(a)	$16.273	$18.792	$13.825	$10.517	$21.931	$23.849	$20.012	$19.529	$15.818	N/A
	(b)	$9.977	$11.614	$8.612	$6.604	$13.883	$15.219	$12.873	$12.662	$10.339	N/A

Ending number of AUs (000s)		7	13	9	12	16	34	24	70	60	N/A

S&P 500 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV	(a)	$8.039	$6.498	$4.502	$14.261	$14.375	$11.784	$11.559	$10.054	N/A	N/A
	(b)	$7.621	$6.209	$4.336	$13.848	$14.071	$11.628	$11.497	$10.053	N/A	N/A

Ending AUV	(a)	$7.615	$8.039	$6.498	$4.502	$14.261	$14.375	$11.784	$11.559	N/A	N/A
	(b)	$7.161	$7.621	$6.209	$4.336	$13.848	$14.071	$11.628	$11.497	N/A	N/A

Ending number of AUs (000s)		45	9	13	22	33	31	26	35	N/A	N/A

S&P 500 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	(a)	$12.022	$9.751	$6.716	$11.319	$10.942	$10.527	$10.489	$9.955	N/A	N/A
	(b)	$11.419	$9.336	$6.482	$11.012	$10.731	$10.407	$10.453	$9.955	N/A	N/A

Ending AUV	(a)	$11.727	$12.022	$9.751	$6.716	$11.319	$10.942	$10.527	$10.489	N/A	N/A
	(b)	$11.050	$11.419	$9.336	$6.482	$11.012	$10.731	$10.407	$10.453	N/A	N/A

Ending number of AUs (000s)		34	66	102	101	40	25	14	11	N/A	N/A

S&P 500 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	(a)	$11.129	$9.380	$6.289	$12.422	$13.313	$11.473	$11.167	$9.964	N/A	N/A
	(b)	$10.570	$8.981	$6.070	$12.086	$13.057	$11.343	$11.128	$9.964	N/A	N/A

Ending AUV	(a)	$10.627	$11.129	$9.380	$6.289	$12.422	$13.313	$11.473	$11.167	N/A	N/A
	(b)	$10.013	$10.570	$8.981	$6.070	$12.086	$13.057	$11.343	$11.128	N/A	N/A

Ending number of AUs (000s)		20	38	54	34	34	118	22	9	N/A	N/A

S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	(a)	$16.829	$12.873	$8.324	$13.221	$12.364	$12.157	$11.060	$10.057	N/A	N/A
	(b)	$15.985	$12.325	$8.034	$12.863	$12.126	$12.019	$11.022	$10.057	N/A	N/A

Ending AUV	(a)	$16.487	$16.829	$12.873	$8.324	$13.221	$12.364	$12.157	$11.060	N/A	N/A
	(b)	$15.535	$15.985	$12.325	$8.034	$12.863	$12.126	$12.019	$11.022	N/A	N/A

Ending number of AUs (000s)		16	87	24	8	5	6	60	1	N/A	N/A

S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	(a)	$13.202	$11.145	$7.280	$13.097	$13.959	$12.091	$11.319	$10.040	N/A	N/A
	(b)	$12.539	$10.670	$7.026	$12.742	$13.691	$11.953	$11.280	$10.040	N/A	N/A

Ending AUV	(a)	$12.088	$13.202	$11.145	$7.280	$13.097	$13.959	$12.091	$11.319	N/A	N/A
	(b)	$11.390	$12.539	$10.670	$7.026	$12.742	$13.691	$11.953	$11.280	N/A	N/A

Ending number of AUs (000s)		21	26	81	30	45	137	29	0	N/A	N/A

47

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV	(a)	$13.367	$10.810	$8.183	$12.635	$12.828	$12.075	$11.530	$10.056	N/A	N/A
	(b)	$12.696	$10.350	$7.898	$12.292	$12.581	$11.937	$11.490	$10.056	N/A	N/A

Ending AUV	(a)	$13.645	$13.367	$10.810	$8.183	$12.635	$12.828	$12.075	$11.530	N/A	N/A
	(b)	$12.857	$12.696	$10.350	$7.898	$12.292	$12.581	$11.937	$11.490	N/A	N/A

Ending number of AUs (000s)		37	21	16	8	36	48	13	1	N/A	N/A

S&P SmallCap 600 Pure Value Fund (inception date July 15, 2004)
Beginning AUV	(a)	$11.928	$9.669	$6.043	$10.846	$13.812	$11.750	$11.497	$10.043	N/A	N/A
	(b)	$11.329	$9.257	$5.832	$10.553	$13.547	$11.616	$11.457	$10.043	N/A	N/A

Ending AUV	(a)	$10.652	$11.928	$9.669	$6.043	$10.846	$13.812	$11.750	$11.497	N/A	N/A
	(b)	$10.036	$11.329	$9.257	$5.832	$10.553	$13.547	$11.616	$11.457	N/A	N/A

Ending number of AUs (000s)		24	31	36	23	20	52	3	5	N/A	N/A

Technology Fund (inception date May 1, 2004)
Beginning AUV	(a)	$11.032	$9.986	$6.508	$12.091	$11.109	$10.639	$10.463	$9.844	N/A	N/A
	(b)	$10.459	$9.543	$6.269	$11.741	$10.875	$10.498	$10.407	$9.843	N/A	N/A

Ending AUV	(a)	$9.878	$11.032	$9.986	$6.508	$12.091	$11.109	$10.639	$10.463	N/A	N/A
	(b)	$9.290	$10.459	$9.543	$6.269	$11.741	$10.875	$10.498	$10.407	N/A	N/A

Ending number of AUs (000s)		17	18	34	9	20	12	8	2	N/A	N/A

Telecommunications Fund (inception date May 1, 2004)
Beginning AUV	(a)	$10.590	$9.379	$7.391	$13.712	$12.732	$10.803	$10.829	$9.887	N/A	N/A
	(b)	$10.039	$8.962	$7.119	$13.315	$12.463	$10.660	$10.771	$9.886	N/A	N/A

Ending AUV	(a)	$8.939	$10.590	$9.379	$7.391	$13.712	$12.732	$10.803	$10.829	N/A	N/A
	(b)	$8.407	$10.039	$8.962	$7.119	$13.315	$12.463	$10.660	$10.771	N/A	N/A

Ending number of AUs (000s)		7	12	36	12	60	60	11	2	N/A	N/A

Transportation Fund (inception date May 1, 2004)
Beginning AUV	(a)	$13.369	$10.921	$9.435	$12.802	$14.229	$13.437	$12.561	$10.022	N/A	N/A
	(b)	$12.673	$10.436	$9.089	$12.432	$13.929	$13.259	$12.493	$10.021	N/A	N/A

Ending AUV	(a)	$11.717	$13.369	$10.921	$9.435	$12.802	$14.229	$13.437	$12.561	N/A	N/A
	(b)	$11.020	$12.673	$10.436	$9.089	$12.432	$13.929	$13.259	$12.493	N/A	N/A

Ending number of AUs (000s)		5	8	14	14	21	60	27	31	N/A	N/A

U.S. Government Money Market Fund (inception date May 1, 2001)
Beginning AUV	(a)	$9.926	$10.065	$10.202	$10.229	$9.987	$9.754	$9.696	$9.810	$9.947	$10.040
	(b)	$9.552	$9.763	$9.975	$10.083	$9.923	$9.769	$9.789	$9.984	$10.000	N/A

Ending AUV	(a)	$9.789	$9.926	$10.065	$10.202	$10.229	$9.987	$9.754	$9.696	$9.810	$9.947
	(b)	$9.345	$9.552	$9.763	$9.975	$10.083	$9.923	$9.769	$9.789	$9.984	N/A

Ending number of AUs (000s)		165	170	234	312	375	578	415	499	367	235

48

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002
RYDEX VARIABLE TRUST: (continued)
Utilities Fund (inception date May 1, 2004)
Beginning AUV	(a)	$13.705	$13.003	$11.588	$16.687	$14.994	$12.570	$11.529	$10.058	N/A	N/A
	(b)	$12.992	$12.426	$11.162	$16.204	$14.678	$12.403	$11.467	$10.057	N/A	N/A

Ending AUV	(a)	$15.716	$13.705	$13.003	$11.588	$16.687	$14.994	$12.570	$11.529	N/A	N/A
	(b)	$14.781	$12.992	$12.426	$11.162	$16.204	$14.678	$12.403	$11.467	N/A	N/A

Ending number of AUs (000s)		50	21	23	37	53	78	141	196	N/A	N/A

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
Beginning AUV	(a)	$17.630	$15.674	$10.936	$19.684	$20.971	$18.368	$16.249	$13.744	$10.000	N/A
	(b)	$12.423	$11.133	$7.830	$14.208	$15.259	$13.471	$12.013	$10.243	$9.911	N/A

Ending AUV	(a)	$13.681	$17.630	$15.674	$10.936	$19.684	$20.971	$18.368	$16.249	$13.744	N/A
	(b)	$9.564	$12.423	$11.133	$7.830	$14.208	$15.259	$13.471	$12.013	$10.243	N/A

Ending number of AUs (000s)		62	73	86	102	204	221	196	183	55	N/A

VAN ECK VIP TRUST:
Emerging Markets Fund
Beginning AUV	(a)	$29.597	$23.663	$11.256	$32.413	$23.887	$17.365	$13.341	$10.747	$7.068	$7.382
	(b)	$27.515	$22.175	$10.633	$30.866	$22.931	$16.803	$13.012	$10.567	$9.930	N/A

Ending AUV	(a)	$21.674	$29.597	$23.663	$11.256	$32.413	$23.887	$17.365	$13.341	$10.747	$7.068
	(b)	$19.989	$27.515	$22.175	$10.633	$30.866	$22.931	$16.803	$13.012	$10.567	N/A

Ending number of AUs (000s)		130	188	254	269	317	472	531	6,379	593	634

Global Bond Fund
Beginning AUV	(a)	$17.192	$16.417	$15.709	$15.376	$14.214	$13.537	$14.156	$13.153	$11.288	$9.409
	(b)	$12.731	$12.255	$11.820	$11.663	$10.869	$10.434	$10.998	$10.301	$10.077	N/A

Ending AUV	(a)	$18.334	$17.192	$16.417	$15.709	$15.376	$14.214	$13.537	$14.156	$13.153	$11.288
	(b)	$13.469	$12.731	$12.255	$11.820	$11.663	$10.869	$10.434	$10.998	$10.301	N/A

Ending number of AUs (000s)		67	74	88	152	272	180	240	252	295	489

Global Hard Assets Fund
Beginning AUV	(a)	$37.886	$29.729	$19.137	$36.025	$25.135	$20.474	$13.689	$11.197	$7.827	$8.170
	(b)	$33.709	$26.663	$17.301	$32.832	$23.093	$18.961	$12.778	$10.536	$10.092	N/A

Ending AUV	(a)	$31.214	$37.886	$29.729	$19.137	$36.025	$25.135	$20.474	$13.689	$11.197	$7.827
	(b)	$27.551	$33.709	$26.663	$17.301	$32.832	$23.093	$18.961	$12.778	$10.536	N/A

Ending number of AUs (000s)		46	57	69	95	152	126	188	150	210	245

Multi-Manager Alternatives Fund (inception date May 1, 2003)
Beginning AUV	(a)	$10.558	$10.200	$9.084	$10.601	$10.332	$9.643	$9.759	$9.926	$10.000	N/A
	(b)	$10.001	$9.739	$8.743	$10.285	$10.106	$9.507	$9.698	$9.944	$10.009	N/A

Ending AUV	(a)	$10.176	$10.558	$10.200	$9.084	$10.601	$10.332	$9.643	$9.759	$9.926	N/A
	(b)	$9.562	$10.001	$9.739	$8.743	$10.285	$10.106	$9.507	$9.698	$9.944	N/A

Ending number of AUs (000s)		30	29	40	53	89	81	18	10	20	N/A

49

		2011	2010	2009	2008	2007	2006	2005	2004	2003	2002

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)

Beginning AUV	(a)	$15.710	$11.754	$8.495	$15.484	$12.838	$11.355	$9.904	N/A	N/A	N/A
	(b)	$15.005	$11.316	$8.245	$15.149	$12.661	$11.289	$9.903	N/A	N/A	N/A

Ending AUV	(a)	$15.557	$15.710	$11.754	$8.495	$15.484	$12.838	$11.355	N/A	N/A	N/A
	(b)	$14.741	$15.005	$11.316	$8.245	$15.149	$12.661	$11.289	N/A	N/A	N/A

Ending number of AUs (000s)		260	354	319	378	499	600	720	N/A	N/A	N/A

WELLS FARGO ADVANTAGE VARIABLE TRUST: (continued)
Opportunity Fund
Beginning AUV	(a)	$21.355	$17.499	$12.012	$20.336	$19.341	$17.478	$16.428	$14.093	$10.431	$14.455
	(b)	$14.725	$12.163	$8.416	$14.363	$13.771	$12.544	$11.885	$10.277	$9.935	N/A

Ending AUV	(a)	$19.896	$21.355	$17.499	$12.012	$20.336	$19.341	$17.478	$16.428	$14.093	$10.431
	(b)	$13.610	$14.725	$12.163	$8.416	$14.363	$13.771	$12.544	$11.885	$10.277	N/A

Ending number of AUs (000s)		149	193	200	243	316	461	579	727	801	1,132

NOTES:
* - Riders began December 5, 2003

NOTES:
(a) Standard contract with lowest annual mortality and expense fee of 1.40%
(b) Standard contract plus guaranteed withdrawal benefit (2 yr) and guaranteed minimum income benefit with highest annual mortality and expense fee of 2.20%

50

APPENDIX C

Deductions for Taxes – Qualified and Nonqualified Annuity Contracts

	Upon	Upon
State	Premium Payment	Annuitization	Nonqualified	Qualified
California		X	2.35%	0.50%
Maine	X		2.00%[1]
Nevada		X	3.50%
South Dakota	X		1.25%[2]
Texas		X	0.04%[3]	0.04%
West Virginia		X	1.00%	1.00%
Wyoming	X		1.00%

NOTE:	The above tax deduction rates are as of January 1, 2012. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see “Expenses – Premium Taxes”.

[1]	Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.
[2]	South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.
[3]	Texas charges an insurance department “maintenance fee” of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.
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APPENDIX D—GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES

Example 1—Assume you select the Guaranteed Minimum Withdrawal Benefit rider when you purchase your Contract and your initial Purchase Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Purchase Payment.
•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

Example 2—If you make an additional Purchase Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Purchase Payment ($50,000).
•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

Example 3—Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract year that follows the Waiting Period, then

•	Your remaining Benefit Payments are $93,000, which is your Benefit Amount ($100,000) minus the Benefit Payment ($7,000).
•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

Example 4—Assume the same facts as Example 1. If you withdraw $50,000, and your Contract Value is $150,000 at the time of the withdrawal, then

•	Since the withdrawal ($50,000) exceeds your Benefit Payment ($7,000), We recalculate your Benefit Payment as follows:
•	The adjusted Benefit Payment is equal to the Benefit Payment ($7,000) prior to the withdrawal multiplied by the quantity of one (1) minus the ratio of the withdrawal ($50,000) divided by the Contract Value ($150,000) prior to the withdrawal.
•	The adjusted Benefit Payment equals $4,667 [$7,000 times (1 minus $50,000/$150,000)]

Example 5—If you elect to “step-up” the benefit amount after the fifth year, assuming you have made no withdrawals, and your Contract Value at the time of step-up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.
•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.
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APPENDIX E —EARNINGS PROTECTION BENEFIT RIDER EXAMPLES

The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second Contract Anniversary, and no withdrawals. The examples also assume that the Contract is issued to one Owner who is age 60 on the issue date. Finally, each example assumes that the death of the Owner occurs on the 7th Contract Anniversary.

Market Increase Example

The Contract Value as of the date We receive due proof of death of the Owner is $150,000. The following benefit would be payable by the rider:

Base Death Benefit
Contract Value =	$150,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =	$125,000
Contract Gain =	$25,000
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Contract =	$125,000

Eligible Gain = Lesser of $25,000 or $125,000 =	$25,000

Base Death Benefit = 50% x Eligible Gain =	$12,500

Optional Death Benefit (paid in addition to the base death benefit) Optional Coverage Percentage =	40%
Initial Purchase Payment less Equivalency Withdrawals =	$100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by Withdrawals is greater than Contract Value =	N/A

Optional Gain = (40% x $100,000) =	$40,000

Optional Death Benefit = 50% x Optional Gain =	$20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 =	$32,500

Market Decrease Example

The Contract Value as of the date We receive due proof of death of the Owner is $104,000. The following benefit would be payable by the rider:

Base Death Benefit
Contract Value =	$104,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =	$125,000
Contract Gain =	$0
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Contract =	$125,000

Eligible Gain = Lesser of $0 or $125,000 =	$0

Base Death Benefit = 50% x Eligible Gain =	$0

Optional Death Benefit (paid in addition to the base death benefit) Optional Coverage Percentage =	40%
Initial Purchase Payment less Equivalency Withdrawals =	$100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by Withdrawals is greater than Contract Value = $125,000 w $104,000 =	$21,000

Optional Gain = 40% x $100,000 - $21,000 =	$19,000

Optional Death Benefit = 50% - Optional Gain =	$9,500

Total Death Benefit provided by the rider = $0 + $9,500 =	$9,500
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PRIVACY NOTICE of

Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                                                01/2012

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their job and to others as permitted or required by law.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

  The Medical Information Bureau
  Consumer Reporting Agencies
  Service Providers who conduct marketing services on our behalf
  Motor Vehicle Bureaus
  Other Data Providers

Data we collect may include:

  Name, address, e-mail address, phone number
  Social Security Number
  Demographic Data
  Health data (for life insurance buyers) or other data about illness, disability or injury
  Internet Cookies (cookies help our Internet application process – they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

  Insurance companies, agents, reinsurers
  Group policyholders for purpose of reporting claims experience
  Medical Laboratories and Prescription or Pharmacy Database Managers
  Medical Information and Motor Vehicle Bureaus or similar institutions
  A court or governmental agency when there is a lawful request
  Law enforcement officials to prevent criminal activity and/or fraud
  Service providers that perform marketing services for us
  Service providers that perform administrative services for us
  Joint Marketing Partners
  Unaffiliated Fund Families
  Unaffiliated Third Parties
  Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law.

We use your health data to:

  Underwrite policies
  Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

9920 Corporate Campus Drive, Suite 1000

Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

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Jefferson National Life Insurance Company P.O. Box 36840 Louisville, KY 40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

General Information Regarding Jefferson National Life Insurance Company
Jefferson National Life Annuity Account F

Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution

Reduction or Elimination of the Contingent Deferred Sales Charge

Arrangements Regarding Frequent Purchases and Redemptions

Financial Statements

(cut along dotted line)
If you would like a free copy of the Statement of Additional Information (Form # JNL-ADVTG-F-SAI-0512) dated May 1, 2012 for this Prospectus, please complete this form, detach, and mail to:
Jefferson National Life Insurance Company Administrative Office P.O. Box 36840 Louisville, Kentucky 40233
Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account F fixed and variable annuity at the following address:
Name:_____________________________________________________________________________________________________
Mailing Address:_____________________________________________________________________________________________
Sincerely, ___________________________________________________________________________________________________________
(Signature)

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233

© 2012, Jefferson National Life Insurance Company	JNL-ADVTG-PROS-F-0512

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STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

ISSUED BY

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

AND

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
PHONE: (866) 667-0561 (TOLL FREE)

MAY 1, 2012

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account F (the “Separate Account”), dated May 1, 2012. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

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GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company (“Jefferson National”, “Company”, “we”, “our” or “us”) is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company (“CVIC”). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F:

Jefferson National Life Annuity Account F, also referred to as the “Separate Account”, was established on September 26, 1997 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999 the Separate Account was known as Great American Reserve Variable Annuity Account F. The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (the “SEC”) as a unit investment trust under the Investment Company Act of 1940 (“Investment Company Act”). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the Code”,), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

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DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets.” The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner’s spouse, the applicable distribution period is the surviving spouse’s life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the Owner’s death. For calendar years after the death of the Owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

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(b) if the designated beneficiary is not solely the Owner’s surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary’s life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the Owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner’s death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2012 ($6,000 if age 50 or older by the end of 2012), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA

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may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $125,000 for single filers, $183,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,000 for 2012 ($6,000 if age 50 or older by the end of 2012). However, for single filers with modified adjusted gross income in excess of $110,000, but less than $125,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $173,000, but less than $183,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

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PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see “Expenses” and “Annuity Payments” in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

B-7

DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“Distributor”), acts as the principal underwriter of the Contracts. The Distributor’s address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account F, dated May 1, 2012.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

B-8

                    JEFFERSON NATIONAL LIFE
                    INSURANCE COMPANY

                    Statutory Basis Financial Statements
                    and Supplemental Material
                    Years Ended December 31, 2011, 2010 AND 2009

                    The  report  accompanying  these  financial  statements  was issued  by  BDO  USA,  LLP,  a  Delaware  limited  liability
                    partnership  and  the  U.S.  member  of  BDO   International
                    Limited, a UK company limited by guarantee.

                    JEFFERSON NATIONAL LIFE
                    INSURANCE COMPANY

--------------------------------------------------------------------------------
                    Statutory Basis Financial Statements
                    and Supplemental Material
                    Years Ended December 31, 2011, 2010 AND 2009

                                                                               1

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                    CONTENTS

--------------------------------------------------------------------------------

      INDEPENDENT AUDITORS' REPORT                                          3-4

      STATUTORY BASIS FINANCIAL STATEMENTS:
         Statements of Admitted Assets, Liabilities and Capital
            and Surplus as of December 31, 2011 and 2010                      5
         Statements of Operations for the Years Ended December 31,
            2011, 2010 and 2009                                               6
         Statements of Changes in Capital and Surplus for the Years
            Ended December 31, 2011, 2010 and 2009                            7
         Statements of Cash Flows for the Years Ended December 31,
            2011, 2010 and 2009                                               8
         Notes to Statutory Basis Financial Statements                     9-35

      INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTAL MATERIAL                  36

      SUPPLEMENTAL MATERIAL:
         Selected Financial Data                                          37-38
         Summary Investment Schedule
         Investment Risk Interrogatories

                                                                               2

[BDO LOGO]             Tel: +212 885-8000               100 Park Avenue
                       Fax: +212 697-1299               New York, NY 10017
                       WWW.BDO.COM

INDEPENDENT AUDITORS' REPORT

Board of Directors of
   Jefferson National Life Insurance Company

We have audited the accompanying  statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2011 and 2010, and the related  statutory basis statements of operations,  changes in capital  and  surplus and cash flows for the years ended
December  31,  2011,  2010  and  2009.   These  financial   statements  are  the
responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable  assurance about whether the financial  statements are free of material  misstatement.  An audit includes  consideration of internal control over  financial  reporting as a basis for designing  audit  procedures  that are appropriate  in the  circumstances,  but not for the  purpose of  expressing  an opinion on the  effectiveness  of the Company's  internal control over financial reporting.  Accordingly,  we express  no such  opinion.  An audit also  includes examining,  on a test basis,  evidence supporting the amounts and disclosures in
the  financial   statements,   assessing  the  accounting  principles  used  and
significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

As described in Note 2 to the statutory basis financial statements,  the Company presents its  financial  statements  in  conformity  with  accounting  practices prescribed or permitted by the Texas  Department of Insurance,  which  practices differ from accounting  principles  generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying  statutory basis financial statements are described in Note 2.

In our opinion,  because of the effects of the matter described in the preceding paragraph,  the statutory  basis financial  statements  referred to above do not present fairly, in conformity with accounting  principles  generally accepted in the United States,  the financial  position of Jefferson National Life Insurance
Company at December 31, 2011 and 2010, and the results of its operations and its cash flows for the years ended December 31, 2011, 2010 and 2009.

                                                                               3

[BDO LOGO]

However,  in our opinion,  the statutory basis financial  statements referred to above  present  fairly,  in all material  respects,  the  financial  position of
Jefferson National Life Insurance Company at December 31, 2011 and 2010, and the
results of its  operations  and its cash flows for the years ended  December 31,
2011,  2010 and 2009 in  conformity  with  accounting  practices  prescribed  or permitted by the Texas Department of Insurance.

/s/ BDO USA, LLP
----------------------------
Certified Public Accountants

New York, New York

April 18, 2012

                                                                               4

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

         STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND
                               CAPITAL AND SURPLUS
                    (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
--------------------------------------------------------------------------------

DECEMBER 31,                                                 2011         2010
--------------------------------------------------------------------------------
ADMITTED ASSETS
INVESTMENTS AND CASH:
   Bonds at amortized cost                             $  420,781   $  238,251
   Preferred stock                                          8,432       20,641
   Common stock                                            10,446        8,761
   Mortgage loan trusts                                    13,584       14,417
   Mortgage loans on real estate                            2,212        1,510
   Investment in real estate                                1,314          705
   Policyholder loans                                       7,226        7,961
   Cash and short-term investments                         47,438      217,679
   Intercompany note                                          952          952
   Other invested assets                                    2,455        2,376
   Derivatives                                                348          106
--------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                          515,188      513,359
ACCRUED INVESTMENT INCOME                                   3,687        7,498
AMOUNTS RECOVERABLE ON REINSURANCE CEDED                    2,849        2,276
OTHER ADMITTED ASSETS                                       1,409        1,218
SEPARATE ACCOUNT ASSETS                                 1,338,863    1,244,123
--------------------------------------------------------------------------------
                                                       $1,861,996   $1,768,474
================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
   Policy and contract reserves                        $  214,123   $  214,197
   Claim reserves                                             (89)        (260)
   Accounts payable and accrued expenses                      761          253
   Payable on reinsurance                                 198,155      205,918
   Due to parent and affiliates                               361          740
   Asset valuation reserve                                  1,099        1,016
   Interest maintenance reserve                             3,895        3,153
   Transfers from separate accounts                        (2,856)      (4,071)
   Borrowed funds                                          52,769       66,597
   Other liabilities                                        7,741        5,494
   Separate account liabilities                         1,338,863    1,244,123
--------------------------------------------------------------------------------
      TOTAL LIABILITIES                                 1,814,822    1,737,160
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
   Common stock, $4.80 par value, 1,065,000 shares
     authorized, 1,043,565 shares issued and
     outstanding                                            5,009        5,009
   Paid-in surplus                                         42,165       26,991
   Unassigned deficit                                      (6,505)      (9,521)
   Special surplus funds                                    6,505        8,835
--------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                            47,174       31,314
--------------------------------------------------------------------------------
                                                       $1,861,996   $1,768,474
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               5

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                           2011        2010       2009
--------------------------------------------------------------------------------
REVENUES:
   Premium, annuity and other
     considerations                           $275,695   $  (5,373)  $147,792
   Net investment income                        26,473      23,250     25,012
   Reserve adjustment on reinsurance
     ceded                                      (6,538)     (6,556)    (8,264)
   Commission and expense allowances on
     reinsurance ceded                           3,083       6,017      1,861
   Amortization of interest maintenance
     reserve                                       492       1,142        (57)
   Fee income                                    6,511       6,799      6,515
   Other revenues                                6,060       4,329      4,583
--------------------------------------------------------------------------------
          TOTAL REVENUES                       311,776      29,608    177,442
--------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
   Annuity and surrender benefits              141,910     145,870    162,463
   Increase (decrease) in policy and
     contract reserves                           1,334    (208,443)   (26,305)
   Other benefits                                3,606       4,056      4,568
   Commissions                                   1,751       2,028      2,216
   General and administrative expenses          17,622      15,929     12,871
   Taxes, licenses and fees                        135         341       (393)
   Net transfers to (from) separate
     accounts                                  133,990      64,505     17,617
   Decrease in funds withheld                   10,608          --         --
   Other expenses                                   80          78         35
--------------------------------------------------------------------------------
          TOTAL BENEFITS AND EXPENSES          311,036      24,364    173,072
--------------------------------------------------------------------------------
          INCOME FROM OPERATIONS
            BEFORE FEDERAL INCOME TAX
            PROVISION AND NET REALIZED
            CAPITAL LOSSES                         740       5,244      4,370
FEDERAL INCOME TAX PROVISION                        --          --         --
--------------------------------------------------------------------------------
          INCOME FROM OPERATIONS
            BEFORE NET REALIZED CAPITAL
            LOSSES                                 740       5,244      4,370
NET REALIZED CAPITAL LOSSES, NET OF
   TRANSFERS TO IMR                             (5,532)     (7,156)    (2,991)
--------------------------------------------------------------------------------
NET INCOME (LOSS)                             $ (4,792)  $  (1,912)  $  1,379
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               6

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                STATUTORY BASIS STATEMENTS OF CAPITAL AND SURPLUS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                               2011      2010      2009
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR             $31,314   $25,905   $23,341
--------------------------------------------------------------------------------
Adjustments to surplus:
   Net income (loss)                                (4,792)   (1,912)    1,379
   Change in net unrealized capital
     gains (losses)                                   (591)      610      (688)
   Change in deferred income tax                     3,520     2,863      (991)
   Change in nonadmitted assets                     (3,524)   (2,581)      541
   Change in asset valuation reserve                   (83)     (842)      155
   Paid-in surplus                                  15,175        --     3,000
   Change in surplus as a result of
     reinsurance, net of tax                        (2,330)    7,271      (832)
   Increase in surplus due to quasi
     reorganization                                  8,485        --        --
--------------------------------------------------------------------------------
          NET ADJUSTMENTS TO SURPLUS                15,860     5,409     2,564
--------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR                   $47,174   $31,314   $25,905
================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               7

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                          2011        2010        2009
-------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance     $ 275,695   $  (5,373)  $ 147,229
  Net investment income                        22,240      23,967      23,543
  Miscellaneous income                         15,654      17,144      12,960
-------------------------------------------------------------------------------
           TOTAL INCOME RECEIVED              313,589      35,738     183,732
-------------------------------------------------------------------------------
  Benefit and loss related payments           152,875     157,358     173,946
  Net transfers to separate accounts          132,775      63,294      10,587
  Commissions, expenses paid and
    aggregate write-ins for deductions         30,359      18,180      14,874
-------------------------------------------------------------------------------
           TOTAL OPERATING EXPENSES PAID      316,009     238,832     199,407
-------------------------------------------------------------------------------
           NET CASH USED IN
             OPERATING ACTIVITIES              (2,420)   (203,094)    (15,675)
-------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured
    or repaid:
     Bonds and stocks                         168,402     367,475     157,295
     Mortgage loans                             1,065       1,322       1,218
     Derivatives                                  231         189          --
     Other invested assets                        102         584         264
     Miscellaneous proceeds                        --         318          --
-------------------------------------------------------------------------------
           TOTAL INVESTMENT PROCEEDS          169,800     369,888     158,777
-------------------------------------------------------------------------------
  Cost of investments acquired:
     Bonds and stocks                        (337,126)   (192,411)   (173,249)
     Mortgage loans                              (875)       (550)         --
     Derivatives                                 (609)       (283)       (632)
     Other invested assets                       (491)     (2,400)       (952)
     Miscellaneous investments                    (25)       (106)       (318)
-------------------------------------------------------------------------------
           TOTAL COST OF INVESTMENTS
             ACQUIRED                        (339,126)   (195,750)   (175,151)
-------------------------------------------------------------------------------
  Net decrease in policy loans                    705       5,925       2,537
-------------------------------------------------------------------------------
           NET CASH PROVIDED BY (USED IN)
             INVESTING ACTIVITIES            (168,621)    180,063     (13,837)
-------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND
  MISCELLANEOUS SOURCES:
     Borrowed funds                           (13,828)      2,752      53,817
     Net deposit-type contract fund and
       other liabilities                       (1,408)         23        (822)
     Dividends to stockholders                     --          --          --
     Other cash applied                           861     202,196      (2,065)
     Paid-in surplus                           15,175          --       3,000
-------------------------------------------------------------------------------
           NET CASH PROVIDED BY FINANCING
             ACTIVITIES AND MISCELLANEOUS
             SOURCES                              800     204,971      53,930
-------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM
 INVESTMENTS                                 (170,241)    181,940      24,418
CASH AND SHORT-TERM INVESTMENTS:
    Beginning of year                         217,679      35,739      11,321
-------------------------------------------------------------------------------
    End of year                             $  47,438   $ 217,679   $  35,739
===============================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                                                               8

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

1. ORGANIZATION

Jefferson  National Life Insurance  Company (the "Company" or "JNL"),  is a life insurance  company  founded  in 1937 and  domiciled  in the State of Texas.  The
Company  markets  primarily  variable   annuities  and,  in  2005,   launched  a
revolutionary  flat insurance fee variable annuity called Monument Advisor.

The Company is licensed  in all states and the  District of Columbia  except New
York and is a wholly-owned subsidiary of Jefferson National Financial Corp. ("JN
Financial").

The following  states  represented  premiums  collected in excess of 5% of total premiums in 2011, 2010 and 2009:

                                                       2011     2010      2009
 -------------------------------------------------------------------------------
 Texas                                                  11%      14%       16%
 California                                             10%      12%       10%
 Pennsylvania                                           N/A       6%        8%
 Colorado                                               N/A       5%        7%
 Illinois                                               N/A      N/A        7%
 Florida                                                 6%       6%        6%
 Massachusetts                                           9%      N/A       N/A
================================================================================

All  outstanding  shares of the  Company  are owned by the  parent  company,  JN
Financial,  an insurance holding company  incorporated in the State of Delaware.
On December  30,  2011,  a group of  investors,  along with  certain  members of management  of JN  Financial,  consummated  an $83,000  management  buyout,  the proceeds of which were used to acquire the  outstanding  shares of JN  Financial and contribute $20,660 of capital to the Company.

2. BASIS OF PRESENTATION

The  statutory  basis  financial  statements  have been prepared on the basis of accounting  practices  prescribed  or  permitted  by  the  Texas  Department  of
Insurance  (the  "Department").  Insurance  companies  domiciled  in  Texas  are required to prepare statutory basis financial  statements in accordance with the
National Association of Insurance  Commissioners'  ("NAIC") ACCOUNTING PRACTICES
AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications  prescribed or permitted by the Department  ("Texas  SAP").  The Department has the right to permit specific  practices that deviate from prescribed  practices.  The Company has no such practices.

Financial  statements  prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United
States of America ("GAAP") primarily because on a statutory basis:

o     costs  related to  acquiring  business,  principally  commissions,  direct marketing costs and certain policy issue  expenses,  are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

o     life insurance and annuity  reserves are based on statutory  mortality and interest  requirements,  without  consideration of withdrawals and Company experience,  whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

                                                                               9

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

o     life insurance enterprises are required to establish a formula-based asset valuation  reserve  ("AVR")  by a  direct  charge  to  surplus  to  offset potential  investment  losses,  under GAAP  provisions for investments are established as needed through a charge to income;

o     realized  gains and losses  resulting  from  changes in interest  rates on fixed income investments are deferred in the interest maintenance reserves and  amortized  into  investment  income  over the  remaining  life of the investment  sold,  for GAAP such gains and losses are recognized in income at the time of the sale;

o     bonds are carried  principally  at amortized  cost,  but at fair value for
      GAAP;

o     the admission or nonadmission of deferred tax assets are determined  under
      Statement of Statutory Accounting Principles ("SAP") No. 10R which differs from the  valuation  allowance  determined  under  GAAP.  The  changes  in deferred  income  taxes are not  reported as a component of net income but rather as a charge to capital and surplus;

o     assets and  liabilities  are reported  net of  reinsurance  for  statutory purposes and gross of reinsurance for GAAP;

o     premiums from interest  sensitive and annuity  policies are  recognized as income, whereas under GAAP future policy liabilities are increased;

o     deferred premium amounts are a function of the premium payment assumptions used in  calculating  the policy  reserves,  whereas on a GAAP basis,  any deferred  benefit  premium  amounts are netted  against the  liability for future policy benefits;

o     goodwill  and other  intangibles  are  subject to certain  limitations  as admitted assets;

o     securities  lending  transactions in which collateral is not available for the general use by the Company are not  recorded on the balance  sheet per
      SAP 91R.  For  GAAP,  such  transactions  are  accounted  for as a secured borrowing  and the  collateral is recorded on the GAAP balance sheet as an asset and a liability;

o     certain  "nonadmitted  assets"  (principally  receivables  over  90  days, furniture and fixtures,  deferred tax assets, unauthorized reinsurance and prepaid  expenses) must be excluded from admitted  assets under  statutory reporting through a charge to capital and surplus; and

o     under GAAP, the Company  applied  push-down  accounting  related to the JN
      Financial's  management  buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations. Push-down accounting is not permitted under Texas SAP.

                                                                              10

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

A reconciliation  of net income (loss) and capital and surplus of the Company as
determined  in  accordance  with  statutory   accounting  practices  to  amounts
determined in accordance  with GAAP as of December 31, 2011, 2010 and 2009 is as follows:

                                                        Net Income (Loss)              Capital and Surplus
                                                 ------------------------------   ------------------------------
                                                     Year Ended December 31,              December 31,
                                                 ------------------------------   ------------------------------
                                                   2011       2010       2009       2011       2010       2009
-----------------------------------------------------------------------------------------------------------------

Statutory amounts                                $ (4,792)  $ (1,912)  $  1,379   $ 47,174   $ 31,314   $ 25,905
Add (deduct) adjustments:
   Investments                                      1,875     15,817        757     15,010     12,834      3,006
   Deferred acquisition costs and valuation
      of business acquired                         (2,365)    (7,850)    (1,124)    16,445     28,297     38,606
   Goodwill and other intangibles                  (2,400)        --         --      4,146      5,462      5,462
   Nonadmitted assets                                  --         --         --        136        234        558
   Policy reserves                                  3,365      2,440        585     (4,399)    (4,908)    (7,374)
   Ceding commissions                              (2,329)    (5,138)      (832)        --         --         --
   Other                                               (3)        91        (94)         4          3          2
-----------------------------------------------------------------------------------------------------------------
GAAP-basis amounts                               $ (6,649)  $  3,448   $    671   $ 78,516   $ 73,236   $ 66,165
=================================================================================================================

The Company is in the process of  finalizing  the push-down  accounting  for the
Company's GAAP basis  financial  statements and has estimated the valuations for valuation of business  acquired and related goodwill.  The push-down  accounting adjustments, if any, will only result in a reclassification between valuation of business acquired and goodwill and would not affect the GAAP basis net income or capital and surplus.

                                                                              11

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

BONDS - Bonds not in default are  generally  stated at amortized  cost using the interest  method or at fair value for NAIC rated 6  securities.  All other bonds are  stated  at the  lower  of  amortized  cost or fair  value.  Mortgage-backed securities  and  structured  securities  not in default are stated at  amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective  method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had  become  negative;  these are  valued  using the  prospective  method.
Prepayment  assumptions  for  loan-backed  bonds and structured  securities were obtained  from the broker at the date of purchase and are updated  semi-annually based on market rate.  Mortgage-backed and structured  securities in default are valued  at the  lower  of  amortized  cost  (net  of any  other  than  temporary impairments)  or undiscounted  estimated  future cash flows.  Investment  market valuations are prescribed by the NAIC.

Unrealized  gains and  losses on NAIC  rated 6 bonds are  recorded  directly  to unassigned  surplus.  If it is determined  that a decline in fair value is other than  temporary,  the  cost  basis  is  written  down  and a  realized  loss  is recognized.

PREFERRED STOCK - Redeemable  preferred stocks that have characteristics of debt securities  and are rated as  higher  or high  quality  (NAIC  designation  of 1 through  3) are  reported  at cost  or  amortized  cost.  All  other  redeemable preferred  stocks  are  reported  at the lower of cost,  amortized  cost or fair value.  Nonredeemable  preferred  stocks are  reported at fair value or lower of cost or fair value as determined by the Securities  Valuation Office of the NAIC
("SVO") and the related net  unrealized  capital gains  (losses) are reported in unassigned  surplus along with any adjustment for federal income taxes. If it is determined  that a decline in fair value is other  than  temporary,  the cost of preferred stocks is written down and a realized loss is recognized.

POLICY LOANS - Policy loans are reported at unpaid balances.

SHORT-TERM   INVESTMENTS  -  Short-term  investments  include  investments  with remaining  maturities  of one  year or less at the time of  acquisition  and are principally stated at amortized cost.

MORTGAGE  LOAN TRUSTS - Mortgage  loan trusts are reported at the  Company's pro rata share of the unpaid principal balances of the underlying  mortgage loans in the trusts.  The Company  participates  in seven  trusts  managed by  Innovative
Capital  Advisors and has various  ownership  percentages  in the trusts ranging from  6.52% to  16.44%.  Impairment  losses  are  recognized  if the  underlying mortgage  loans were  unable to collect  all  principal  and  interest  payments according to the contractual terms of the agreement.

MORTGAGE LOANS ON REAL ESTATE - Mortgage loans are reported at unpaid  principal balances,  less any discounts and allowances for impairment.  A mortgage loan is considered to be impaired when, based on current  information and events,  it is probable  that the Company will be unable to collect all  principal and interest amounts due according to the contractual terms of the mortgage  agreement.  When management  determines  foreclosure  is probable,  the  impairment is other than temporary;  the mortgage  loan is written down to realized  value and a realized loss is recognized.

                                                                              12

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DERIVATIVES  - The  Company  holds S&P puts that  contain  market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract.  The Company  purchased the puts to partially offset the impact of reserve changes in its guaranteed  minimum death benefit rider. The Company uses hedge  accounting  and  reports the puts at fair value with the change in market value  recognized in the net realized capital gain (loss) line of the statements of operations.

INTERCOMPANY  NOTE  -  Intercompany  note  is a note  between  the  Company  and
Jefferson  National Asset Management,  LLC ("JNAM"),  an affiliate.  The note is reported at the unpaid principal  balance.  The note was fully repaid in January
2012.

OTHER INVESTED ASSETS - Other invested assets  represent  investments in a hedge fund and a  limited  partnership  interest.  The  hedge  fund was  comprised  of asset-backed and mortgage-backed securities. The Company's interest in the hedge fund was liquidated in 2011. The partnership  wholly owns an LLC comprised of an interest rate swap and subordinate  notes of a trust backed by collateral in the form of mortgage-backed securities. Both positions are reported as the Company's share of  underlying  equity of the investee.  The cost basis of other  invested assets was $2,371 and $2,369 at December 31, 2011 and 2010, respectively.

REAL ESTATE - The Company owns available-for-sale real estate resulting from the foreclosure  of certain  commercial  and  residential  mortgage  loans in a loan sharing  trust  purchased to provide asset  diversification.  The real estate is valued at the appraised value at time of foreclosure.

REALIZED GAINS AND LOSSES AND INTEREST  MAINTENANCE RESERVE - Realized gains and losses (determined using the specific  identification  basis), net of applicable taxes,  arising from changes in interest  rates are  accumulated in the Interest
Maintenance  Reserve  ("IMR") and are amortized into net investment  income over the estimated  remaining life of the  investment  sold. All other realized gains and losses are reported in the statutory basis statements of operations.

ASSET VALUATION  RESERVE - An AVR applying to the specific risk  characteristics of all invested asset  categories  excluding  cash,  policy loans and investment income accrued has been established based on a statutory  formula.  Realized and unrealized gains and losses arising from changes in the  creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the
AVR are applied directly to unassigned surplus.

NET INVESTMENT  INCOME AND EXPENSES - Net  investment  income  includes  premium amortization,  discount accretion, as well as interest and dividends received or accrued on  investments.  Net  investment  income is  reported  as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

Special  surplus  funds  represent  the unearned  portion of ceding  commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

POLICY AND CONTRACT RESERVES

Life, annuity, and accident and health disability benefit reserves are developed by  actuarial  methods  and are  determined  based  on  published  tables  using specified  interest rates and valuation  methods in accordance  with  Department regulations.

LIFE RESERVES

Reserves for life  contracts are primarily  mean reserves based on mortality and interest  rate  assumptions  (ranging from 2.25% to 6.00%),  in accordance  with
Department regulations.

                                                                              13

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Premium deficiency  reserves,  if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

The Company waives the deduction of deferred  fractional premiums upon the death of the insured and returns any portion of the final  premium  beyond the date of death.  Reserves  are never less than  surrender  values  available at valuation date.

ANNUITY RESERVES

Reserves for  contractual  funds not yet used for the purchase of annuities  are reserved for using the continuous  version of the Commissioners  Annuity Reserve
Valuation  Method  ("CARVM"),  in which the greatest  present  value of benefits considering  voluntary and involuntary  benefits streams is deemed sufficient to provide for benefits arising from the contracts.  Calculations  follow Actuarial
Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial
Guideline 43 is followed.  Reserves for life and disability  insurance are based on mortality,  morbidity,  and interest  rate  assumptions  in  accordance  with
Department  regulations.

Reserves  for  annuity  contracts  in the payout  phase are  computed on the net single  premium  method and  represent  the  estimated  present  value of future retirement  benefits.  These  reserves are based on mortality  and interest rate assumptions  (ranging  from 5.25% to  13.25%),  in  accordance  with  Department regulations.

Transfers from separate  accounts  represent the difference  between the account values held on the separate  accounts and the  statutory  reserves  required for these policies using the Commissioner's valuation reserve methodology.

BORROWED FUNDS

The Company became a member of the Federal Home Loan Bank of Dallas (the "FHLB")
in September  2008.  These  advances taken are both variable rate and fixed rate advances  which range in maturity from two years to twenty years.  The Company's intention is to use the proceeds from these  advances to invest in  highly-rated
Residential Mortgage-backed Securities ("RMBS") which also qualify as collateral under the program. At December 31, 2011, the Company owned $3,158 of FHLB common stock and had  pledged  RMBS with a fair  value of  $55,176  as  collateral.  At
December  31,  2010,  the Company  owned  $3,833 of FHLB  capital  stock and has pledged  collateral  of  $65,163 in  carrying  value of RMBS  securities.  As of
December 31, 2011, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $52,663.  As of December 31, 2010,  the Company had drawn  $77,000 in
FHLB advances with an unpaid  balance of $66,467.  The assets and liability were classified  in the general  account as the program was  established  to increase income on the current fixed income portfolio in the general account.

REINSURANCE

Reinsurance  premiums and benefits paid or provided are accounted for on a basis consistent  with those used in accounting for the original  policies  issued and the terms of the reinsurance  contracts. A liability for reinsurance balances is provided for unsecured  policy  reserves  ceded to reinsurers  not authorized to assume such business.  Changes to those amounts are credited or charged directly to unassigned surplus.  Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

FEDERAL INCOME TAX

The Federal  income tax  provision  (benefit)  included in the  statutory  basis statements  of operations  is based on taxes paid or  anticipated  to be paid or refunds expected to be received.

                                                                              14

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance  sheet date or 10% of capital and surplus  excluding any net  deferred  tax assets,  EDP  equipment  and  operating  software and any net positive goodwill plus 3) the amount of remaining gross deferred tax assets that can be offset against  existing gross  deferred tax  liabilities.  The remaining deferred tax assets are  nonadmitted.  Deferred taxes do not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

Investments   held  in  the   separate   accounts  are  stated  at  fair  value.
Participants'  corresponding  equity in the  separate  accounts is reported as a liability in the accompanying  statements.  Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations  as net  transfers  to (from)  separate  accounts.  Investment  gains
(losses)  in the  separate  accounts  are  offset  by a  change  to the  reserve
liabilities  in  the  respective   separate   accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

Insurance  premiums  and  annuity  considerations  without  mortality  risks are recognized as income when due. Annuity  considerations  with mortality risks are recognized as revenue when received.

FEE INCOME

Fee income  consists  primarily of income from fees  associated  with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND  ADMINISTRATIVE  EXPENSES

General and  administrative  expenses are charged to expense as  incurred.  This includes  direct expenses  incurred by the Company and expenses  allocated by JN
Financial to the Company.

ESTIMATES

The  preparation of financial  statements in accordance  with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial  statements and accompanying notes. Actual results could differ from these estimates.

                                                                              15

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The  amortized  cost and NAIC  market  value of  investments  in fixed  maturity securities,  preferred  stock  and  common  stock at  December  31,  2011 are as follows:

                                                  Gross Unrealized        NAIC
                                     Amortized   ------------------     Market
                                          Cost     Gains     Losses      Value
--------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                       $  6,640   $   418   $     --   $  7,058
  States and political subdivisions     18,438       808       (230)    19,016
  Corporate bonds                      121,721    10,062       (675)   131,108
  Mortgage-backed securities:
    U.S. government agencies            27,367     1,494     (2,146)    26,715
    Corporate                          246,615     2,402    (15,139)   233,878
--------------------------------------------------------------------------------
                                       420,781    15,184    (18,190)   417,775
Preferred stock                          8,432        11       (139)     8,304
Common stock                            11,080        --       (634)    10,446
--------------------------------------------------------------------------------
Total                                 $440,293   $15,195   $(18,963)  $436,525
================================================================================

The  amortized  cost and NAIC  market  value of  investments  in fixed  maturity securities,  preferred  stock  and  common  stock at  December  31,  2010 are as follows:

                                                  Gross Unrealized        NAIC
                                     Amortized   ------------------     Market
                                          Cost     Gains     Losses      Value
--------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                       $  8,244   $   388   $     --   $  8,632
  States and political subdivisions     15,761       142       (708)    15,195
  Corporate bonds                      113,321     6,785       (881)   119,225
  Mortgage-backed securities:
    U.S. government agencies            16,970     1,529         (2)    18,497
    Corporate                           83,955     2,543       (609)    85,889
--------------------------------------------------------------------------------
                                       238,251    11,387     (2,200)   247,438
Preferred stock                         20,641        23       (472)    20,192
Common stock                             8,833        --        (72)     8,761
--------------------------------------------------------------------------------
Total                                 $267,725   $11,410   $ (2,744)  $276,391
================================================================================

As of December 31, 2011 and 2010, the Company had fixed maturity securities with a statement value of $12,862 and $13,044,  respectively, on deposit with various state regulatory agencies.

                                                                              16

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The statement  values and NAIC market values of  investments  in fixed  maturity securities by contractual maturity (except for mortgage-backed  securities which are stated at expected maturity) at December 31, 2011 are as follows:

                                                                          NAIC
                                                          Amortized      Market
                                                               Cost      Value
--------------------------------------------------------------------------------
Due in one year or less                                    $  1,660   $  1,663
Due after one year through five years                        42,394     44,093
Due after five years through ten years                       82,476     89,820
Due after ten years                                          20,269     21,606
Mortgage-backed securities                                  273,982    260,593
--------------------------------------------------------------------------------
Total                                                      $420,781   $417,775
================================================================================

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment  penalties.

For the years ended  December 31, 2011,  2010 and 2009,  proceeds from the sales and  maturities  of  fixed  maturity  securities  were  $168,402,  $367,475  and
$157,295, respectively.

Net realized capital gains (losses) for 2011, 2010 and 2009 are as follows:

YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------
                                    Gross
                                 Realized      Gross   Other Than
                                  Capital   Realized    Temporary
                                    Gains     Losses   Impairment        Total
--------------------------------------------------------------------------------
Bonds                              $2,943      $(491)     $(5,006)     $(2,554)
Preferred stock                        40        (39)      (1,571)      (1,570)
Mortgage loans                         --         --          (11)         (11)
Derivatives                            --       (163)          --         (163)
--------------------------------------------------------------------------------
    Net realized capital gains
     (losses)                       2,983       (693)      (6,588)      (4,298)
Transfer to IMR                    (2,548)        --        1,314       (1,234)
--------------------------------------------------------------------------------
Net realized capital gains
  (losses)                         $  435      $(693)     $(5,274)     $(5,532)
================================================================================

                                                                              17

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 2010
----------------------------------------------------------------------------
                                   Gross
                                Realized      Gross   Other Than
                                 Capital   Realized    Temporary
                                   Gains     Losses   Impairment       Total
----------------------------------------------------------------------------
Bonds                           $ 16,100   $ (1,116)  $   (1,186)  $ 13,798
Preferred stock                       --        (49)      (5,000)    (5,049)
Common stock                          --        (10)          --        (10)
Mortgage loans                        --         --         (349)      (349)
Derivatives                           --       (914)          --       (914)
Real estate                           --        (21)          --        (21)
----------------------------------------------------------------------------
   Net realized capital gains
      (losses)                    16,100     (2,110)      (6,535)     7,455
Transfer from IMR                (14,773)        --          162    (14,611)
----------------------------------------------------------------------------
Net realized capital gains
   (losses)                     $  1,327   $ (2,110)  $   (6,373)  $ (7,156)
============================================================================

YEAR ENDED DECEMBER 31, 2009
----------------------------------------------------------------------------
                                   Gross
                                Realized      Gross   Other Than
                                 Capital   Realized    Temporary
                                   Gains     Losses   Impairment      Total
----------------------------------------------------------------------------
Bonds                           $  3,198   $ (1,926)  $   (2,294)  $ (1,022)
Preferred stock                       91        (14)          --         77
Common stock                         232         --           --        232
Mortgage loans                        --         --         (281)      (281)
----------------------------------------------------------------------------
   Net realized capital gains
      (losses)                     3,521     (1,940)      (2,575)      (994)
Transfer from IMR                 (1,997)        --           --     (1,997)
----------------------------------------------------------------------------
Net realized capital gains
   (losses)                     $  1,524   $ (1,940)  $   (2,575)  $ (2,991)
============================================================================

During 2010, the Company recorded an impairment charge of $5,000 on a guaranteed investment contract ("IGA") issued by a Bermuda insurance company. The IGA had a par value of $25,000 and was classified as preferred stock. In addition,  a $750 impairment  charge was recorded on the IGA in 2011.  The  commutation of the IGA was completed in 2011,  and the contract was  exchanged for a government  agency security and equity interests in certain corporate  investments.  The fair value of the government  agency security and equity  interests was $23,604 compared to the IGA book value of $24,455 resulting in a loss of $851 at commutation.

At December 31, 2011 and 2010, the Company held unrated or  less-than-investment grade  corporate  bonds with an aggregate  amortized cost of $10,680 and $4,427, respectively,  with an aggregate fair value of $10,131 and $4,279, respectively.
Those holdings  amounted to 2.5% and 1.9% of the Company's  investments in bonds at December 31, 2011 and 2010, respectively,  and 2.0% and 0.8% of the Company's total admitted assets at December 31, 2011 and 2010,  respectively.  The Company performs periodic  evaluations of the relative credit standing of the issuers of these bonds.

                                                                              18

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DERIVATIVES

At  December  31,  2011,  the  Company  held S&P puts with a notional  amount of
$6,800,  a cost of $491 and a market value of $348.  At December  31, 2010,  the
Company  held S&P puts with a notional  amount of $12,300,  a cost of $488 and a market  value of $106.  The puts  contain  market risk since the market value is derived from movements in the S&P 500 and the  expiration  date of the contract.
The Company  uses hedge  accounting  and reports the puts at fair value with the change in market value  recognized in the net realized  capital gain (loss) line of the Statements of Operations.  In 2011, the Company  reported a realized loss of $163.  The  total  realized  loss due to  market  value  changes,  sales  and expirations in 2010 was $914.

NET INVESTMENT INCOME

Net  investment  income for the years ended  December 31,  2011,  2010 and 2009, including  accrual of discount  and  amortization  of  premiums,  arose from the following sources:

                                       2011       2010       2009
------------------------------------------------------------------
Bonds                              $ 25,505   $ 22,669   $ 23,953
Preferred stock                         730        540        549
Common stock                             14         13          5
Mortgage loans on real estate         1,126      1,047      1,111
Policy loans                            461        791        946
Cash and short-term investments           4          3         51
Other invested assets                   779        428         55
Miscellaneous investment income         330        286         24
------------------------------------------------------------------
   Total gross investment income     28,949     25,777     26,694
Investment expense                   (1,074)      (913)      (587)
Interest expense                     (1,402)    (1,614)    (1,095)
------------------------------------------------------------------
Net investment income              $ 26,473   $ 23,250   $ 25,012
==================================================================

There was no accrued  investment  income excluded from surplus during 2011, 2010 and 2009.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

The Company has a process in place to identify securities that could potentially have  an  impairment  that  is  other  than  temporary.  This  process  involves monitoring  market events that could impact issuers'  credit  ratings,  business climate,  management  changes,  litigation  and  government  actions,  and other similar factors. This process also involves monitoring late payments, downgrades
by  rating  agencies,  key  financial  ratios,  financial  statements,   revenue
forecasts and cash flow  projections as indicators of credit issues.  At the end of each quarter,  the Company's  investment advisor reviews all securities where market  value is less than an agreed upon  percent of  amortized  cost for three months or more to determine whether impairments need to be taken.

                                                                              19

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company considers relevant facts and circumstances in evaluating whether the
impairment  of  a  security  is  other  than   temporary.   Relevant  facts  and
circumstances  considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer,  including the current and future impact of any specific events;  and (3) the Company's  ability and intent to hold the  security to  maturity or until it recovers in value.  To the extent the Company  determines  that a security is deemed to be other than  temporarily impaired,  the difference between amortized cost and fair value would be charged to operations.

There  are a number  of  significant  risks and  uncertainties  inherent  in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company's assessment  of an issuer's  ability to meet all of its  contractual  obligations will change based on changes in the credit  characteristics  of that issuer, (2)
the risk that the economic  outlook will be worse than  expected or have more of an impact  on the  issuer  than  anticipated,  (3)  information,  or  fraudulent
financial   statements,   could  be   provided  to  the   Company's   investment
professionals  who determine the fair value  estimates and other than  temporary impairments,  and (4) the risk that new  information  obtained by the Company or changes in other  facts and  circumstances  lead it to change its intent to hold the security to maturity or until it recovers in value.  Any of these situations could result in a charge to operations in a future period.

Unrealized  losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2011 and 2010 follow:

DECEMBER 31, 2011
-------------------------------------------------------------------------------------------------
                              Less Than 12 Months      12 months or More
                              in Unrealized Loss      in Unrealized Loss            Total
                             ---------------------   --------------------   --------------------
                                 NAIC                   NAIC                    NAIC
                               Market   Unrealized    Market   Unrealized     Market  Unrealized
                                Value       Losses     Value       Losses      Value      Losses
------------------------------------------------------------------------------------------------

Fixed maturities:
   States and political
      subdivisions           $  3,348   $     (168)  $ 2,072   $      (62)  $  5,420   $    (230)
Corporate bonds                13,743         (498)      621         (177)    14,364        (675)
Mortgage-backed
   securities:
      U.S. government
         agencies               5,115       (2,146)       --           --      5,115      (2,146)
      Corporate               159,759      (13,730)   12,414       (1,409)   172,173     (15,139)
------------------------------------------------------------------------------------------------
Total debt securities         181,965      (16,542)   15,107       (1,648)   197,072     (18,190)
Preferred stock                 6,384         (139)       --           --     6,384        (139)
Common stock                       --           --     4,366         (634)     4,366        (634)
------------------------------------------------------------------------------------------------
Total                        $188,349   $  (16,681)  $19,473   $   (2,282)  $207,822   $ (18,963)
================================================================================================
Number of positions held           74                      8                      82
================================================================================================

                                                                              20

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2010
------------------------------------------------------------------------------------------------
                             Less Than 12 Months      12 Months or More
                              in Unrealized Loss      in Unrealized Loss             Total
                             ---------------------   --------------------   --------------------
                                 NAIC                   NAIC                    NAIC
                               Market   Unrealized    Market   Unrealized     Market  Unrealized
                                Value       Losses     Value       Losses      Value      Losses
------------------------------------------------------------------------------------------------

Fixed maturities:
   States and political
      subdivisions           $  9,360   $     (445)  $ 2,186   $     (263)  $11,546   $     (708)
Corporate bonds                22,959         (633)    3,786         (248)   26,745         (881)
Mortgage-backed
   securities:
      U.S. government
         agencies                  25           --       73           (2)       98            (2)
      Corporate                 6,134          (40)    2,898         (569)    9,032         (609)
------------------------------------------------------------------------------------------------
Total debt securities          38,478       (1,118)    8,943       (1,082)   47,421       (2,200)
Preferred stock                   179           (1)   19,709         (471)   19,888         (472)
Common stock                    4,928          (72)       --           --     4,928          (72)
------------------------------------------------------------------------------------------------
Total                        $ 43,585   $   (1,191)  $28,652   $   (1,553)  $72,237   $   (2,744)
================================================================================================
Number of positions held                        40                     18                     58
================================================================================================

5. POLICY AND CLAIM RESERVES

As of December 31, 2011 and 2010,  the Company had  $2,233,631  and  $2,420,549,
respectively,  of individual and group life insurance in force.  On $245,823 and
$269,988 of insurance  in force as of December 31, 2011 and 2010,  respectively, gross  premiums  were  less  than the net  premiums  according  to the  standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $2,099 and $2,494 at December 31, 2011 and 2010,  respectively.
The Company has ceded 100% of its life reserves at December 31, 2011 and 2010.

Substantially  all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the  separate  account  is  credited  directly  to the  policyholder  and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market  value  adjustment  with one,  three and  five-year options.

GUARANTEED  MINIMUM  INCOME  BENEFIT  ("GMIB")  - Riders  available  on  certain variable  products of the Company provide an annuitization  benefit equal to the
largest   contract  value  on  any  contract   anniversary   less  any  adjusted
(proportional) partial withdrawals.

GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT  ("GMWB") - Riders available on certain variable  products of the Company provide a withdrawal  benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender  charge,  after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable  annuities  generally provide an incidental  death benefit of the greater of account value or premiums paid net of  withdrawals.  On some policy  forms,  the Company also  provides an incidental  death benefit equal to the greater of account value and premiums net of withdrawals  accumulated at 5% ("5% roll-up  benefit"),  the greatest account value on any contract  anniversary  ("1-year  ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

                                                                              21

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
----------------------------------------------------------------------------

At December 31, 2011, the Company had the following with guaranteed benefits:

                                  Subjected                      Reinsurance
Benefit and Type of Risk      Account Value   Gross Reserve   Reserve Credit
----------------------------------------------------------------------------
GMDB                               $410,506         $26,144          $21,010
GMIB                                 16,924             877                3
GMWB                                  2,806               5               --
============================================================================

At December 31, 2010, the Company had the following with guaranteed benefits:

                                  Subjected                      Reinsurance
Benefit and Type of Risk      Account Value   Gross Reserve   Reserve Credit
----------------------------------------------------------------------------
GMDB                               $480,932         $24,368          $19,336
GMIB                                 18,826             649                6
GMWB                                  3,432               1               --
============================================================================

The following  table provides  information  on the GMDB features  outstanding at
December 31, 2011 and 2010.  (Note that the Company's  variable  contracts  with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2011 and 2010 is as follows:

                                                         2011          2010
------------------------------------------------------------------------------
                                                     (in the event of death)

Return of net deposit:
   Account value                                     $  233,877   $    273,437
   Net amount at risk                                $   30,764   $     28,651
   Average attained age of contract holders                  54             53
Return of net deposits plus a minimum return         $  171,268   $    200,363
Net amount at risk                                   $  154,373   $    146,829
Average attained age of contract holders                     63             62
Guaranteed minimum return                                     5%             5%
Highest specified anniversary account value minus:
   Withdrawals post-anniversary:
     Account value                                   $    5,361   $      7,132
     Net amount at risk                              $    1,206   $      1,372
     Average attained age of contract holders                63             62
------------------------------------------------------------------------------

GMIB  feature  offers the  contract  holder  annuitization  at greater of annual ratchet value and  then-current  account value.  Annuitization is prohibited for the first 7 to 15 contract years,  with the exact  restriction  depending on the annuitant's age at issue. The separate account values are $16,295 and $18,161 at
December 31, 2011 and 2010, respectively.

GMWB features offer the contract  holder annual  withdrawal of set percentage of net contributions  without incurring surrender charge,  until the full amount of the net  contribution  is  exhausted.  Depending  on which  rider is  purchased, annuitants are restricted  from taking such  withdrawals  for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

                                                                              22

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Separate  account  balances  attributable  to variable  annuity  contracts  with guarantees at December 31, 2011 and 2010 are as follows:

                                                           2011           2010
------------------------------------------------------------------------------
Asset type:
   Domestic equity                                   $  199,151   $    245,750
   International equity                                  29,765         48,480
   Bonds                                                 48,450         46,820
   Balanced bond/equity                                  19,620         19,938
------------------------------------------------------------------------------
     Total                                              296,986        360,988
Money market                                             31,336         38,515
------------------------------------------------------------------------------
     Total                                           $  328,322   $    399,503
==============================================================================
Percent of total variable annuity
   separate account values                                 24.5%          32.1%
==============================================================================

At December 31, 2011,  annuity  reserves and deposit fund  liabilities  that are subject to discretionary withdrawal (with adjustment),  subject to discretionary withdrawal  (without  adjustment),  and not subject to discretionary  withdrawal provisions are summarized as follows:

                                                              2011
                                                     -------------------------
                                                         Amount     % of Total
------------------------------------------------------------------------------
A. Subject to discretionary withdrawal:
   1.   With market value adjustment                 $      524             --%
   2.   At book value less current surrender
           charge of 5% or more                           6,564             .4
   3.   At fair value                                 1,335,458           74.0
------------------------------------------------------------------------------
   4.   Total with adjustment or at fair value        1,342,546           74.4
   5.   At book value without adjustment
           (minimal or no charge or adjustment)         435,840           24.2
B. Not subject to discretionary withdrawal               25,608            1.4
------------------------------------------------------------------------------
C. Total (gross: direct + assumed)                    1,803,994          100.0
D. Reinsurance ceded                                  (259,902)             --
------------------------------------------------------------------------------
E. Total (net) (C) + (D)                             $1,544,092         100.0%
==============================================================================

6. FAIR VALUES OF FINANCIAL INSTRUMENTS

The estimated fair values of financial instruments have been determined by using available market  information and the valuation  methodologies  described below.
Considerable  judgment is often required in interpreting  market data to develop estimates of fair value.  Accordingly,  the estimates  presented  herein may not necessarily  be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                                                                              23

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Amounts related to the Company's  financial  instruments as of December 31, 2011 are as follows:

                                                    Carrying Value   Fair Value
--------------------------------------------------------------------------------
ADMITTED ASSETS
Bonds                                               $      420,781   $  417,775
Preferred stock                                              8,432        8,304
Common stock                                                10,446       10,446
Cash and short-term investments                             47,438       47,438
Mortgage loan trusts                                        13,584       13,584
Mortgage loans on real estate                                2,212        2,212
Real estate                                                  1,314        1,314
Policy loans                                                 7,226        7,226
Derivatives                                                    348          348
Intercompany note                                              952          952
Other invested assets                                        2,455        2,455
Separate account assets                                  1,338,863    1,338,863
================================================================================

LIABILITIES
Policy and contract reserves                        $      214,123   $  214,832
FHLB advances                                               52,769       52,769
Separate account liabilities                             1,338,863    1,338,863
================================================================================

Amounts related to the Company's  financial  instruments as of December 31, 2010 are as follows:

                                                    Carrying Value   Fair Value
--------------------------------------------------------------------------------
ADMITTED ASSETS
Bonds                                               $      238,251   $  247,438
Preferred stock                                             20,641       20,192
Common stock                                                 8,761        8,761
Cash and short-term investments                            217,679      217,679
Mortgage loan trusts                                        14,417       14,417
Mortgage loans on real estate                                1,510        1,510
Real estate                                                    705          705
Policy loans                                                 7,961        7,961
Derivatives                                                    106          106
Intercompany note                                              952          952
Other invested assets                                        2,376        2,376
Separate account assets                                  1,244,123    1,244,123
================================================================================

LIABILITIES
Policy and contract reserves                        $      214,197   $  215,291
FHLB advances                                               66,597       66,597
Separate account liabilities                             1,244,123    1,244,123
================================================================================

                                                                              24

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

COMMON STOCK

Common stock is comprised of securities which represent a residual  ownership in a  corporation  and are  reported at fair value.  The related  unrealized  gains
(losses)  are  reported  as a component  of  unassigned  surplus  along with any adjustment for Federal income taxes.  If it is determined that a decline in fair value is other than temporary,  the cost of the common stock is written down and a realized loss is recognized.

BONDS AND EQUITY SECURITIES

Fair value for bonds and equity  securities is determined by reference to market prices quoted by the NAIC,  broker,  third-party  pricing  sources,  or modeling using discounted cash flows.

CASH AND  SHORT-TERM  INVESTMENTS

The carrying value for cash and short-term investments  approximates fair values due to the short-term maturities of these instruments.

POLICY LOANS, MORTGAGE LOANS AND BORROWED MONEY

The fair value of policy loans,  mortgage  loans and borrowed money is estimated to approximate the carrying value.

POLICY AND CONTRACT RESERVES

Contractual  funds  not yet used to  purchase  retirement  annuities  and  other deposit  liabilities are stated at their cash surrender  value.  These contracts are issued with variable interest rates that are periodically  adjusted based on changes in underlying economic conditions.

The fair values of other  policyholder  liabilities  were calculated under 1,000 stochastically  generated projection scenarios. In determining the fair value of liabilities,  benefits and  expenses  less  premiums  under the  scenarios  were discounted at the approximate net investment earnings rate.

REAL ESTATE

The estimated fair value of real estate is based upon the most recent  valuation conducted by a third-party appraiser.

DERIVATIVES

The estimated  fair value of derivatives  is determined by  broker/dealers  that make markets in such instruments.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate  account assets and  liabilities  are stated at fair value based on the
NAV of the underlying mutual funds, as determined by the fund manager.

                                                                              25

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

7. FAIR VALUE MEASUREMENTS

The following are the levels of the  hierarchy  and a brief  description  of the type of valuation inputs that are used establish each level:

o     Pricing Level 1 - Valuations  based on unadjusted  quoted prices in active markets for identical  assets that the Company's  pricing sources have the ability to access. Since the valuations are

o     Pricing Level 2 - Valuations  based upon quoted prices for similar  assets in active  markets,  quoted  prices for  identical  or  similar  assets in inactive markets, or valuations based on market data.

o     Pricing Level 3 - Valuations that are derived from techniques in which one or more of the  significant  inputs  are  unobservable,  including  broker quotes which are not binding.

Assets  and  liabilities  measured  at fair  value  on a  recurring  basis as of
December 31, 2011 are as follows:

Description                                     Level 1      Level 2      Level 3        Total
-----------------------------------------------------------------------------------------------

ASSETS
Investment securities, available for sale:
   Preferred stock                           $       --   $       --   $    1,505   $    1,505
   Fixed income                                      --          125           --          125
   Common stock                                   3,158           --        7,288       10,446
   Other invested assets                             --           --        2,455        2,455
   Derivatives                                                   348           --          348
   Separate account assets                           --    1,338,863           --    1,338,863
-----------------------------------------------------------------------------------------------
                                             $    3,158   $1,339,336   $   11,248   $1,353,742
===============================================================================================
LIABILITIES
Separate account liabilities                 $       --   $1,338,863   $       --   $1,338,863
===============================================================================================

Assets  measured  at  fair  value  on  a  recurring   basis  using   significant
unobservable inputs as of December 31, 2011 are as follows:

                                                                Total Gains   Total Gains
                           Balance at   Transfers   Transfers      (Losses)      (Losses)    Purchases,   Balance at
                           January 1,        into      Out of   Included in   Included in     Sales and     December
                                 2011     Level 3     Level 3        Income       Surplus   Settlements     31, 2011
---------------------------------------------------------------------------------------------------------------------

Preferred stock            $       --   $      --   $      --   $        --   $        --   $     1,505   $    1,505
Common stock                    4,928          --          --            --          (562)        2,922        7,288
Other investment assets         2,371          --          --           186            --          (102)       2,455
=====================================================================================================================

                                                                              26

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Assets  and  liabilities  measured  at fair  value  on a  recurring  basis as of
December 31, 2010 are as follows:

Description                                     Level 1      Level 2      Level 3        Total
-----------------------------------------------------------------------------------------------

ASSETS
Investment securities, available for sale:
   Fixed income                              $       --   $      154   $       --   $      154
   Common stock                                   3,833           --        4,928        8,761
   Other invested assets                             --           --        2,371        2,371
   Derivatives                                       --          106           --          106
   Separate account assets                           --    1,244,123           --    1,244,123
-----------------------------------------------------------------------------------------------
                                             $    3,833   $1,244,383   $    7,299   $1,255,515
===============================================================================================
LIABILITIES
Separate account liabilities                 $       --   $1,244,123   $       --   $1,244,123
===============================================================================================

Assets  measured  at  fair  value  on  a  recurring   basis  using   significant
unobservable inputs as of December 31, 2010 are as follows:

                                                                Total Gains   Total Gains
                           Balance at   Transfers   Transfers      (Losses)      (Losses)    Purchases,   Balance at
                           January 1,        into      Out of   Included in   Included in     Sales and     December
                                 2010     Level 3     Level 3        Income       Surplus   Settlements     31, 2010
---------------------------------------------------------------------------------------------------------------------

Common stock               $       --   $      --   $      --   $        --   $       (72)  $     5,000   $    4,928
Other invested assets              --          --          --            --            --         2,371        2,371
=====================================================================================================================

8. REINSURANCE

In 2002, the Company reinsured 100% of its life and accident and health business
to  Protective  Life  Insurance  Company  ("Protective"),   Washington  National
Insurance Company ("WNIC") and Conseco Life Insurance Co. of Texas  ("Conseco").
The total reserves transferred under these agreements were $326,817 and $342,140 for the years ended December 31, 2011 and 2010,  respectively.  As part of these transactions,  the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax.  Protective,  WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the  simplified-issue  term life business to Wilton Re. The gain on this transaction,  primarily in the form of a ceding  commission,  was recorded as an increase to surplus,  as special surplus funds.  Wilton  Re  provides  for full  servicing  of these  policies.  With the completion  of  this  transaction,  the  Company  retains  no  traditional  life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers.
The most significant  arrangement cedes approximately $20,689 and $19,059 of its
$20,689  and  $19,059,  respectively,  GMDB  reserves  on  subject  policies  to
Connecticut  General Life Insurance  Company,  a subsidiary of CIGNA Corporation for the years ended December 31, 2011 and 2010, respectively.

                                                                              27

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

In 2010,  the  Company  reinsured  100% of a closed  fixed  only  annuity  block originated by the Company  prior to 2003 to Athene Life Re Ltd.  ("Athene") on a coinsurance  with funds  withheld  basis.  The total  reserves  ceded under this agreement  were  $189,648  and  $197,317  as of  December  31,  2011  and  2010,
respectively.  As part of this  transaction,  the Company also  transferred  the related IMR balance and  received a ceding  commission  of $12,408.  The gain on this  transaction  was  recorded as an increase to surplus,  as special  surplus funds,  net of tax.  The Company  retains  the  servicing  of these  policies in exchange for a per policy expense allowance from Athene.

The Company  retains the primary  obligation to the  policyholder  for reinsured policies.  Failure of  reinsurers  to honor their  obligations  could  result in losses  to the  Company;  consequently,  the  Company  evaluates  the  financial condition  of its  reinsurers  in order to minimize  its exposure to losses from reinsurer insolvencies.

No policies  issued by the Company have been reinsured  with a foreign  company, which is controlled,  either  directly or  indirectly,  by a party not primarily engaged in the business of insurance. At December 31, 2011 and 2010, there is no reinsurance  agreement  in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

Amounts in the financial  statements have been reduced for reinsurance  ceded on life, annuity and accident and health policies as follows:

                                                  2011         2010        2009
--------------------------------------------------------------------------------
Premiums, annuity and fund deposits          $  32,623    $ 231,115   $  35,686
Policyholder benefits                           44,584       47,505      41,303
Change in insurance and annuity
   reserves                                    (19,592)     178,224     (24,506)
Policy and contract reserves                   588,353      608,570     430,557
================================================================================

The Company  entered  into a  reinsurance  agreement  with  Scottish Re US, Inc.
("SRUS")  effective  January 1, 2005,  whereby it ceded 30% of its  reserves  on select variable annuity contracts.  The reinsurance on the fixed account portion of these  contracts is on a coinsurance  basis.  The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded.
In January 2005,  the Company  transferred  reserves of  approximately  $54,600, under the  coinsurance  portion of the  contract,  to SRUS and received a ceding commission  of  approximately  $520,  which will be amortized to income over the expected life of the underlying business using the straight-line method.

                                                                              28

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

On January 5, 2009 the Delaware Department of Insurance ("Delaware  Department")
issued an order of supervision against SRUS which, among other things,  requires the Delaware Department's consent to any transaction outside the ordinary course of business and formalized certain reporting and processes already informally in place between SRUS and the  Department.  Effective  June 23, 2011,  the order of supervision  was  terminated  by the  Delaware  Department,  due to the improved financial  condition  demonstrated by SRUS. As of December 31, 2011, the balance of annuity business ceded to SRUS was approximately  $53,000 under  coinsurance.
SRUS  continues  to maintain  the  capital  ratios  required by the  reinsurance agreement.  The Company  continues to evaluate the  financial  condition of SRUS with respect to the Company's existing exposure. SRUS continues to perform under its contractual obligations to the Company.  However, the Company cannot predict what changes in the status of SRUS's financial condition may have on its ability to take reserve  credit for the  business of SRUS in the future.  If the Company were unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on the Company's financial condition.

There was no liability for unsecured  reserves ceded to unauthorized  reinsurers during  2011,  2010 and 2009.  During 2011,  2010 and 2009,  the Company did not
write off any reinsurance  balances due and did not report any income or expense as a result of commutation of reinsurance.

The premium,  annuity and other consideration  amounts included in the statutory basis  statements of operations for the years ended December 31, 2011,  2010 and
2009  were  comprised  of  the  following  (not  including   considerations  for
supplementary  contracts  with life  contingencies  of $54,  $154 and $265 as of
December 31, 2011, 2010 and 2009, respectively):

YEAR ENDED DECEMBER 31,          2011        2010        2009
--------------------------------------------------------------
Short duration contracts:
   Direct premiums          $   4,652   $   5,207   $   5,917
   Reinsurance ceded           (4,652)     (5,207)     (5,917)
--------------------------------------------------------------
      Total premiums        $      --   $      --   $      --
==============================================================
Long duration contracts:
   Direct premiums          $ 303,523   $ 217,331   $ 173,408
   Reinsurance assumed             89       3,050       3,828
   Reinsurance ceded          (27,971)   (225,908)    (29,709)
--------------------------------------------------------------
      Total premiums        $ 275,641   $  (5,527)  $ 147,527
==============================================================

9. COMMITMENTS AND CONTINGENCIES

Various  lawsuits  against the Company may arise in the  ordinary  course of the
Company's  business,  some of which the  Company  may be  indemnified  for under
certain  agreements.   Contingent   liabilities  arising  from  ordinary  course
litigation,  income  taxes and other  matters are not expected to be material in relation to the financial position of the Company.

As of December 31, 2011 and 2010, the Company has estimated probable  recoveries through premium tax credits to be $510 and $408,  respectively.  The period over which the credits are realized  varies by state but typically range from five to ten years.

                                                                              29

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

10. FEDERAL INCOME TAXES

Current income taxes  incurred for the years ended  December 31, 2011,  2010 and
2009 consist of the following major components:

YEAR ENDED DECEMBER 31,         2011   2010   2009
--------------------------------------------------
Income tax expense on current
   year operating income        $ --   $ --   $ --
Prior year overaccrual of tax     --     --     --
--------------------------------------------------
Current income taxes incurred   $ --   $ --   $ --
==================================================

As of December  31, 2011,  the Company had a balance of $11 in its  policyholder surplus account under the provisions of the Internal Revenue Code.

                                                                              30

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Components  of the  deferred tax assets  ("DTA") and  deferred  tax  liabilities
("DTL") as of December 31, 2011 and 2010 are as follows:

                                                  2011                           2010
                                      ----------------------------   -----------------------------
                                      Ordinary   Capital     Total   Ordinary   Capital     Total
--------------------------------------------------------------------------------------------------

Gross deferred tax assets             $ 46,466   $    --   $46,466   $ 41,092   $ 3,748   $44,840
Gross deferred tax liabilities           1,123        --     1,123      3,017        --     3,017
--------------------------------------------------------------------------------------------------
                                        45,343        --    45,343     38,075     3,748    41,823
Less: Nonadmitted deferred tax
  assets                                45,343        --    45,343     38,075     3,748    41,823
--------------------------------------------------------------------------------------------------
Net deferred tax assets               $     --   $    --    $   --   $     --   $    --    $   --
==================================================================================================
Increase (decrease) in
  nonadmitted gross deferred
  tax assets                          $  7,268   $(3,748)  $ 3,520   $  1,849   $ 1,014   $ 2,863
==================================================================================================

The main  components  and the change in  deferred  tax assets and  deferred  tax liabilities for the years ended December 31, 2011 and 2010 are as follows:

                                                  2011                           2010
                                      ----------------------------   -----------------------------
DECEMBER 31,                          Ordinary   Capital     Total   Ordinary   Capital     Total
--------------------------------------------------------------------------------------------------

DTAs resulting from book/tax
  differences in:
    Net operating loss carryforward   $ 31,173   $    --   $31,173   $ 24,111   $    --   $24,111
    Capital loss carryforward               --        --        --         --     3,748     3,748
    Insurance reserves                   2,143        --     2,143      2,128        --     2,128
    Section 807(f) reserve basis
      change                             3,275        --     3,275      4,920        --     4,920
    Proxy DAC                            4,163        --     4,163      4,537        --     4,537
    Ceding commissions                   2,277        --     2,277      3,092        --     3,092
    Investments                          3,435        --     3,435      2,304        --     2,304
--------------------------------------------------------------------------------------------------
Gross DTAs                              46,466        --    46,466     41,092     3,748    44,840
--------------------------------------------------------------------------------------------------
Nonadmitted DTAs                        45,343        --    45,343     38,075     3,748    41,823
--------------------------------------------------------------------------------------------------
DTLs resulting from book/tax
  differences in:
    Other                                1,123        --     1,123      3,017        --     3,017
--------------------------------------------------------------------------------------------------
Gross DTLs                               1,123        --     1,123      3,017        --     3,017
--------------------------------------------------------------------------------------------------
Net admitted deferred tax assets      $     --   $    --   $    --   $     --   $    --   $    --
==================================================================================================

                                                                              31

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

The Company has not elected to admit  deferred tax assets  pursuant to Statement of Statutory Accounting Principles No. 10R, "Income Taxes", paragraph 10(e), for the current reporting  period.  The current period election does not differ from the prior reporting  period.

The significant book to tax differences in 2011, 2010 and 2009 are as follows:

                                                     2011      2010      2009
--------------------------------------------------------------------------------
Statutory income (loss) before taxes              $   740   $ 5,244   $ 4,370
Net realized capital losses                        (5,532)   (7,156)   (2,991)
--------------------------------------------------------------------------------
   Total pre-tax statutory income
     (loss)                                       $(4,792)  $(1,912)  $ 1,379
================================================================================
Benefit/provision at Federal statutory
     rate (35%)                                   $(1,677)  $  (669)  $   483
--------------------------------------------------------------------------------
Reinsurance ceding commission                          --        --      (291)
Amounts related to prior years                     (4,546)      (19)       --
IMR/AVR                                              (172)     (400)       20
Fines and penalties                                     9         4         4
Nondeductible loss carryforwards                       --        --      (773)
True up DTA/other                                   6,386     1,084       557
--------------------------------------------------------------------------------
   Total adjustments                                1,677       669      (483)
--------------------------------------------------------------------------------
Federal income tax benefit                        $    --   $    --   $    --
================================================================================

As of December 31, 2011 and 2010, the Company had operating  loss  carryforwards of  approximately  $89,067 and $68,900,  respectively,  which begin to expire in
2018.  As  of  December  31,  2011  and  2010,  the  Company  had  capital  loss carryforwards of approximately $-0-and $10,700, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. Accordingly,  a significant  amount of such net operating loss carryforwards will expire unused, the amount of which has not yet been  determined.

The Company files a separate life insurance company Federal income tax return.

11. RELATED PARTY TRANSACTIONS

Effective  July 1, 2006,  the Company  entered into a service  agreement with JN
Financial. These agreements covered certain general and administrative expenses.
During 2011, 2010 and 2009, operating expenses of $17,053,  $14,968 and $11,810, respectively,  were charged to the Company and are reflected in the accompanying statutory basis statements of operations.  Amounts due to JN Financial were $339 and $740 at December 31, 2011 and 2010, respectively. The terms of the agreement require that these amounts be charged at least  quarterly and settled  within 30 days.

Effective May 2003, the Company  entered into two servicing  agreements with its affiliate,  Jefferson National Securities  Corporation  ("JNSC").  The Paymaster
Agreement  stipulates that the Company will pay all commissions  associated with the  issuance  of variable  contracts  through  JNSC and the  Company  agrees to reimburse JNSC for all variable  commissions  paid. The  Distribution  Agreement stipulates that JNSC agrees to be the distributor of variable  contracts for the
Company

                                                                              32

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

and the Company  agrees that it will reimburse the costs it incurs to distribute these contracts.  The total amount reimbursed in 2011, 2010 and 2009 under these agreements was $1,024, $1,258 and $1,294, respectively.

Effective  July  2007,  JN  Financial,  the  Company's  parent,  created  a  new subsidiary,  JNF Advisors,  Inc. ("JNA").  Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

Effective  February  17,  2011,  the Company  formed 435  Management  LLC as its subsidiary.  435  Management  LLC owns  certain  REO  property  as a  result  of foreclosures on residential loans owned by the Company.

The Company has not made any other guarantees or undertakings for the benefit of an  affiliate  which  would  result in a  material  contingent  exposure  of the
Company's or any affiliated insurer's assets or liabilities.

During 2011 and 2010,  the Company did not own any common  shares of an upstream intermediate or ultimate parent,  either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

12. SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable  annuity  policyholders.  Policyholders  bear the investment  performance risk associated with these  annuities.  Separate account assets are invested at the direction of the  policyholders,  primarily in mutual funds.  Separate  account  assets are reported at fair value based  primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed.  However, the
Company  also has minimal  guaranteed  separate  accounts  that are subject to a market  value  adjustment  with one,  three and five year  options.  Information regarding  the  separate  accounts  of the Company as of and for the years ended
December 31, 2011 and 2010 are as follows:

YEAR ENDED DECEMBER 31,                                 2011                         2010
-------------------------------------------------------------------------------------------------------
                                                Separate           Non-        Separate           Non-
                                           Accounts With     Guaranteed   Accounts With     Guaranteed
                                              Guarantees       Separate      Guarantees       Separate
                                              Nonindexed       Accounts      Nonindexed       Accounts
-------------------------------------------------------------------------------------------------------

Premiums, deposits and other
   considerations                          $          --     $  274,690   $          --   $    186,610
=======================================================================================================
For accounts with assets at market
   value                                   $         504   $  1,335,503   $         605   $  1,239,448
=======================================================================================================
Reserves for separate accounts by
   withdrawal characteristics:
      Subject to discretionary
         withdrawal:
            With market value adjustment   $         504   $         --   $         605   $         --
            At market value                           --      1,333,566              --      1,237,378
      Not subject to discretionary
         withdrawal                                   --          1,937              --          2,070
-------------------------------------------------------------------------------------------------------
      Total separate account liabilities   $         504   $  1,335,503   $         605   $  1,239,448
=======================================================================================================

                                                                              33

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Amounts  transferred  to  and  from  non-guaranteed  separate  accounts  in  the statutory  basis  statements  of  operations  of the  separate  accounts and the general  account for the years ended  December  31,  2011,  2010 and 2009 are as follows:

YEAR ENDED DECEMBER 31,                          2011        2010        2009
------------------------------------------------------------------------------
Transfers to separate accounts              $ 274,742   $ 186,604   $ 142,466
Transfers from separate accounts              142,228     123,517     126,131
------------------------------------------------------------------------------
Net transfers to (from) separate accounts   $ 132,514   $  63,087   $  16,335
==============================================================================

13. EMPLOYEE BENEFITS

The Company  provides  certain life  insurance  benefits for a limited number of currently  retired  employees  who worked for the Company  prior to 2002.  These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $317 and $352 at December 31, 2011 and
2010,  respectively,  and was  included in other  liabilities.  The expenses for these plans were $21 and $68 at December  31, 2011 and 2010,  respectively.  The discount rate used in determining the benefit obligation was 5.25%.

14. CAPITAL AND SURPLUS

The  maximum  amount of  dividends  which can be paid by the State of Texas life insurance  companies to shareholders  without prior approval of the Commissioner is the greater of statutory net gain from  operations  before  realized  capital gains or losses for the  preceding  year or 10% of statutory  surplus as regards policyholders  at the end of the preceding  year. Any such dividend must also be paid  from  earned  surplus  as  calculated  by a formula  created  by the Texas
Department of Insurance.  Statutory net income from  operations  before realized capital  gains or losses for 2011 was $740.  Statutory  surplus  with regards to policyholders  as of December  31, 2011 was  $47,174.  The Company had no earned surplus as of December 31, 2011. The maximum  dividend  payout which may be made without prior approval in 2011 is $-0-.

The Company received downstream capital contributions from JN Financial totaling
$23,660 in 2011.  $3,000 was received in March  related to an  investment  in JN
Financial  by a  previous  owner,  and  $20,660  was  received  related  to  the management  buyout in December.

At  December  28,  2011,  the  Company  was  granted  permission  from the Texas
Department  of  Insurance to restate  unassigned  surplus to zero under SSAP 72,
"Quasi-Reorganization",  limited to the amount of gross paid in and  contributed surplus reported by the Company.  The Company restated the unassigned surplus to
$(6,505),  representing the unamortized  ceding  commission  included in special surplus  funds  that  will  amortize  into net  income  in  future  years.  This restatement was granted as (1) an 80% or greater change in ultimate ownership of the  Company  occurred  six months  prior to the  approval,  and (2) there was a substantive  change  to the  business  plan to focus  exclusively  on  marketing products to fee-based  advisors.  As a result,  $8,485 of the $23,660 of paid-in capital is shown as an increase in surplus  due to quasi  reorganization  in the statutory basis statement of capital and surplus.

                                                                              34

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

Life and health insurance  companies are subject to certain  Risk-Based  Capital
("RBC")  requirements as specified by the NAIC.  Under those  requirements,  the amount of capital and surplus  maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December
31, 2011, 2010 and 2009, the Company meets its RBC requirements.

15. SUBSEQUENT EVENTS

The Company's  management has performed  subsequent  events  procedures  through
April 18, 2012, which is the date the financial  statements were available to be issued,  and other than disclosed below,  there were no other subsequent  events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

                                                                              35

INDEPENDENT AUDITORS' REPORT
   ON SUPPLEMENTAL MATERIAL

Board of Directors of
  Jefferson National Life Insurance Company

Our audits of the basic  statutory basis  financial  statements  included in the preceding  section of this report were  performed  for the purpose of forming an opinion on those  statements  taken as a whole.  The  supplementary  information presented  in the  following  section of this report is presented to comply with
the  National   Association  of  Insurance   Commissioners'   Annual   Statement
Instructions and the National Association of Insurance Commissioners' Accounting
Practices  and  Procedures  Manual  and  is not a  required  part  of the  basic statutory basis financial statements.  Such information is the responsibility of management  and  was  derived  from  and  relates  directly  to  the  underlying accounting and other records used to prepare the basic statutory basis financial statements.  The  information  has been  subjected  to the  auditing  procedures applied in the audits of the basic  statutory  financial  statements and certain additional  procedures,  including  comparing and reconciling  such  information directly to the  underlying  accounting  and other  records  used to prepare the basic  statutory  basis  financial  statements or to the basic  statutory  basis financial statements  themselves,  and other additional procedures in accordance with auditing standards  generally accepted in the United States of America.  In our  opinion,  the  information  is fairly  stated in all  material  respects in relation to the basic  statutory basis  financial  statements  taken as a whole.

/s/ BDO USA, LLP
----------------------------
Certified Public Accountants

New York, New York

April 18, 2012

                                                                              36

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2011
--------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
   Government bonds                                                   $     330
   Other bonds (unaffiliated)                                            25,175
   Preferred stock (unaffiliated)                                           730
   Common stock                                                              14
   Mortgage loans on real estate                                          1,126
   Policy loans                                                             461
   Cash and short-term investments                                            4
   Other invested assets                                                    779
   Miscellaneous investment income                                          330
--------------------------------------------------------------------------------
         GROSS INVESTMENT INCOME                                      $  28,949
================================================================================
BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
   Bonds by maturity -- statement value:
   Due within one year or less                                        $  42,446
   Over 1 year through 5 years                                           82,322
   Over 5 years through 10 years                                        173,544
   Over 10 years through 20 years                                        69,303
   Over 20 years                                                         74,751
--------------------------------------------------------------------------------
         TOTAL BY MATURITY                                            $ 442,366
================================================================================
   BONDS BY CLASS -- STATEMENT VALUE:
   Class 1                                                            $ 373,834
   Class 2                                                               57,852
   Class 3                                                               10,448
   Class 4                                                                  107
   Class 5                                                                   --
   Class 6                                                                  125
--------------------------------------------------------------------------------
         TOTAL BY CLASS                                               $ 442,366
================================================================================
Total bonds publicly traded                                           $ 327,746
Total bonds privately placed                                            114,620

Preferred stocks -- statement value                                       8,432
Short-term investments -- book value                                     21,585
Cash on deposit                                                          25,853
================================================================================
LIFE INSURANCE IN-FORCE:
   Ordinary                                                           $     241
================================================================================

                                                                              37

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                             SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

DECEMBER 31, 2011
-------------------------------------------------------------------------------------

LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
   Ordinary                                                              $    60,977
   Group life                                                                  3,598

SUPPLEMENTARY CONTRACTS IN FORCE:
   Ordinary - not involving life contingencies - amount of income payable      1,785
   Ordinary - involving life contingencies - amount of income payable          2,273
   Group - not involving life contingencies - amount of income payable           149
   Group - involving life contingencies - amount of income payable               458

ANNUITIES:
   Ordinary:
      Immediate - amount of income payable                                       460
      Deferred - fully paid account balance                                   19,832
      Deferred - not fully paid -account balance                           1,662,590
=====================================================================================

                                                                              38

       ANNUAL STATEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE
                               INSURANCE COMPANY
                           SUMMARY INVESTMENT SCHEDULE
--------------------------------------------------------------------------------

                                                                                              Admitted Assets as Reported
                                                        Gross Investment Holdings               in the Annual Statement
                                                        -------------------------  -------------------------------------------------
                                                              1            2            3           4            5            6
                                                                                                Securities
                                                                                                 Lending
                                                                                                Reinvested     Total
                                                                                                Collateral  (Col. 3 + 4)
                Investment Categories                        Amount    Percentage     Amount      Amount       Amount     Percentage
------------------------------------------------------------------------------------------------------------------------------------

1.  Bonds:
    1.1 U.S. treasury securities .....................      6,639,904       1.288    6,639,904           0     6,639,904       1.289
    1.2 U.S. government agency obligations
        (excluding mortgage-backed securities):
        1.21 Issued by U.S. government agencies ......              0       0.000            0           0             0       0.000
        1.22 Issued by U.S. government sponsored
             agencies ................................              0       0.000            0           0             0       0.000
    1.3 Non-U.S. government (including Canada,
        excluding mortgaged-backed securities) .......      2,011,210       0.390    2,011,210           0     2,011,210       0.390
    1.4 Securities issued by states, territories, and
        possessions and political subdivisions in the
        U.S.:
        1.41 States, territories and possessions
             general obligations .....................              0       0.000            0           0             0       0.000
        1.42 Political subdivisions of states,
             territories and possessions and political
             subdivisions general obligations ........      5,844,332       1.134    5,844,332           0     5,844,332       1.134
        1.43 Revenue and assessment obligations ......     12,593,811       2.444   12,593,811           0    12,593,811       2.444
        1.44 Industrial development and similar
             obligations .............................              0       0.000            0           0             0       0.000
    1.5 Mortgage-backed securities
        (includes residential and commercial MBS):
        1.51 Pass-through securities:
             1.511 Issued or guaranteed by GNMA ......      1,015,192       0.197    1,015,192           0     1,015,192       0.197
             1.512 Issued or guaranteed by FNMA and
                   FHLMC .............................     12,343,307       2.395   12,343,307           0    12,343,307       2.396
             1.513 All other .........................              0       0.000            0           0             0       0.000
        1.52 CMOs and REMICs:
             1.521 Issued or guaranteed by GNMA,
                   FNMA, FHLMC or VA .................      9,566,655       1.856    9,566,655           0     9,566,655       1.857
             1.522 Issued by non-U.S. Government
                   issuers and collateralized by
                   mortgage-backed securities issued
                   or guaranteed by agencies shown in
                   Line 1.521 ........................              0       0.000            0           0             0       0.000
             1.523 All other .........................    251,057,257      48.716  251,057,257           0   251,057,257      48.727
2.  Other debt and other fixed income securities
    (excluding short-term):
    2.1 Unaffiliated domestic securities (includes
        credit tenant loans and hybrid securities) ...     88,988,803      17.268   89,569,803           0    89,569,803      17.384
    2.2 Unaffiliated non-U.S. securities
        (including Canada) ...........................     30,720,360       5.961   30,139,360           0    30,139,360       5.850
    2.3 Affiliated securities ........................              0       0.000            0           0             0       0.000
3.  Equity interests:
    3.1 Investments in mutual funds ..................              0       0.000            0           0             0       0.000
    3.2 Preferred stocks:
        3.21 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.22 Unaffiliated ............................      8,432,322       1.636    8,432,322           0     8,432,322       1.637
    3.3 Publicly traded equity securities (excluding
        preferred stocks):
        3.31 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.32 Unaffiliated ............................              0       0.000            0           0             0       0.000
    3.4 Other equity securities:
        3.41 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.42 Unaffiliated ............................     10,446,180       2.027   10,446,180           0    10,446,180       2.027
    3.5 Other equity interests including tangible
        personal property under lease:
        3.51 Affiliated ..............................              0       0.000            0           0             0       0.000
        3.52 Unaffiliated ............................              0       0.000            0           0             0       0.000
4.  Mortgage loans:
    4.1 Construction and land development ............              0       0.000            0           0             0       0.000
    4.2 Agricultural .................................              0       0.000            0           0             0       0.000
    4.3 Single family residential properties .........      2,212,073       0.429    2,212,073           0     2,212,073       0.429
    4.4 Multifamily residential properties ...........              0       0.000            0           0             0       0.000
    4.5 Commercial loans .............................     13,583,903       2.636   13,583,903           0    13,583,903       2.636
    4.6 Mezzanine real estate loans ..................              0       0.000            0           0             0       0.000
5.  Real estate investments:
    5.1 Property occupied by company .................              0       0.000            0           0             0       0.000
    5.2 Property held for production of income
        (including $............0 of property
        acquired in satisfaction of debt) ............              0       0.000            0           0             0       0.000
    5.3 Property held for sale (including $........0
        property acquired in satisfaction of debt) ...      1,313,718       0.255    1,313,718           0     1,313,718       0.255
6.  Contract loans ...................................      7,342,637       1.425    7,225,909           0     7,225,909       1.402
7.  Derivatives ......................................        348,255       0.068      348,255           0       348,255       0.068
8.  Receivables for securities .......................         42,914       0.008       42,914           0        42,914       0.008
9.  Securities Lending (Line 10, Asset Page
    reinvested collateral) ...........................              0       0.000            0         XXX           XXX         XXX
10. Cash, cash equivalents and short-term
    investments ......................................     47,437,908       9.205   47,437,908           0    47,437,908       9.207
11. Other invested assets ............................      3,406,637       0.661    3,406,637           0     3,406,637       0.661
                                                          --------------------------------------------------------------------------
12. Total invested assets ............................    515,347,378     100.000  515,230,650           0   515,230,650     100.000

                                      SI01

                                                                      [BAR CODE]

                  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2011
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ADDRESS (City, State and Zip Code) Louisville, KY 40223

NAIC Group Code 3381           NAIC Company Code 64017            Federal
Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.    Reporting entity's total admitted assets as reported on Page 2 of this
      annual statement                                          $    523,132,710

2.    Ten largest exposures to a single issuer/borrower/investment.

               1                            2                     3                   4
                                                                             Percentage of Total
           Issuer                 Description of Exposure        Amount         Admitted Assets
      -------------------         -----------------------   --------------   -------------------

2.01  ABSHE 2004-HE8 M1 .......   BOND                      $    13,630488                   2.6%
2.02  LROCK 2007-1A A3B .......   BOND                      $    7,143,239                   1.4%
2.03  FORE 2007-1A B ..........   BOND                      $    6,669,450                   1.3%
2.04  INGIM 2006-3A A2B .......   BOND                      $    6,642,185                   1.3%
2.05  FRASR 2011-5A C .........   BOND                      $    5,491,769                   1.2%
2.06  CIFC 2006-1BA A3L .......   BOND                      $    6,345,910                   1.2%
2.07  AMSI 2004-R10 M1 ........   BOND                      $    6,263,064                   1.2%
2.08  RAMP 2004-RS6 MII1 ......   BOND                      $    6,100,407                   1.2%
2.09  UITFRT 2007-1A B ........   BOND                      $    6,066,291                   1.2%
2.10  ARSI 2003-W7 M1 .........   BOND                      $    6,001,771                   1.1%

3.    Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

        Bonds                  1             2               Preferred Stocks        3              4
      ----------         ------------   ----------           ----------------   ------------   ------------

3.01  NAIC-1 .........   $373,833,693         71.5%    3.07  P/RP-1             $                       0.0%
3.02  NAIC-2 .........   $ 57,852,322         11.1%    3.08  P/RP-2             $  6,927,470            1.3%
3.03  NAIC-3 .........   $ 10,447,578          2.0%    3.09  P/RP-3             $                       0.0%
3.04  NAIC-4 .........   $    107,147          0.0%    3.10  P/RP-4             $                       0.0%
3.05  NAIC-5 .........   $          0          0.0%    3.11  P/RP-5             $  1,504,852            0.3%
3.06  NAIC-6 .........   $    125.250          0.0%    3.12  P/RP-6             $                       0.0%

4.    Assets held in foreign investments:

4.01  Are assets held in foreign investments less than 25% of
      the reporting entity's total admitted assets?               Yes [X] No [ ]

      If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.

402   Total admitted assets held in foreign investments                                  $  112,010,338            21.4%

4.03  Foreign-currency-denominated investments                                           $                          0.0%

4.04  Insurance liabilities denominated in that same foreign currency                    $                          0.0%

                                       285

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

5.    Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

5.01  Countries rated NAIC-1 .........................................................   $  107,357,691            20.5%
5.02  Countries rated NAIC-2 .........................................................   $    4,652,647             0.9%
5.03  Countries rated NAIC-3 or below ................................................   $                          0.0%

6.    Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

      Countries rated NAIC- 1:
6.01  Country 1: CAYMAN ISLANDS ......................................................   $   76,903,888            14.7%
6.02  Country 2: AUSTRALIA ...........................................................   $    6,244,845             1.2%
      Countries rated NAIC - 2:                                                                                     0.5%
6.03  Country 1: MEXICO ..............................................................   $    2,734,331             0.4%
6.04  Country 2: BRAZIL ..............................................................   $    1,918,317             0.0%
      Countries rated NAIC - 3 or below:
6.05  Country 1: .....................................................................   $                          0.0%
6.06  Country 2: .....................................................................   $                          0.0%

                                                                                                1               2
                                                                                         --------------   --------------

7.    Aggregate unhedged foreign currency exposure ...................................   $                          0.0%

8.    Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

8.01  Countries rated NAIC-1 .........................................................   $                          0.0%
8.02  Countries rated NAIC-2 .........................................................   $                          0.0%
8.03  Countries rated NAIC-3 or below ................................................   $                          0.0%

9.    Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                                1               2
                                                                                         --------------   --------------

      Countries rated NAIC - 1:
9.01  Country 1: .....................................................................   $                          0.0%
9.02  Country 2: .....................................................................   $                          0.0%
      Countries rated NAIC - 2:
9.03  Country 1: .....................................................................   $                          0.0%
9.04  Country 2: .....................................................................   $                          0.0%
      Countries rated NAIC - 3 or below:
9.05  Country 1: .....................................................................   $                          0.0%
9.06  Country 2: .....................................................................   $                          0.0%

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                            1                                            2                           3                4
                          Issuer                                    NAIC Rating
--------------------------------------------------------------------------------------------   --------------   --------------

10.01 LROCK 2007-1A A3B .................................   1FE                                $    7,143,239             1.4%
10.02 FORE 2007-1A B ....................................   1FE                                $    6,669,450             1.3%
10.03 INGIM 2006-3A A2B .................................   1FE                                $    6,642,185             1.3%
10.04 FRASR 2011-5A C ...................................   1AM                                $    6,491,769             1.2%
10.05 CIFC 2006-1BA A3L .................................   1AM                                $    6,345,910             1.2%
10.06 WTFRT 2007-1A B ...................................   1AM                                $    6,066,291             1.2%
10.07 CENT9 2005-9A A2 ..................................   1FE                                $    5,726,661             1.1%
10.08 SYMP 2006-2A B ....................................   1FE                                $    5,642,186             1.1%
10.09 CEN11 2006-11A A2 .................................   1FE                                $    4,923,342             0.9%
10.10 ARES 2007-12A B ...................................   1FE                                &    4,529,572             0.9%

                                      285.1

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

11.     Amounts and percentages of the reporting  entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01   Are assets held in Canadian  investments less than 2.5% of the reporting
        entity's total admitted assets?                           Yes [X] No [ ]

        If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                                    1               2
                                                                                            --------------   --------------

11.02   Total admitted assets held in Canadian investments ..............................   $                           0.0%
11.03   Canadian-currency-denominated investments .......................................   $                           0.0%
11.04   Canadian-denominated insurance liabilities ......................................   $                           0.0%
11.05   Unhedged Canadian currency exposure .............................................   $                           0.0%

 12.    Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investment with contractual restrictions:

12.01   Are assets held in investments with contractual sales  restrictions less than 2.5% of the reporting  entity's total admitted assets?
        Yes [X] No [ ]

        If  response  to  12.01  is  yes,  responses  are not  required  for the remainder of Interrogatory 12.

                                                       1                                           2                3
        ---------------------------------------------------------------------------------   --------------   --------------

12.02   Aggregate statement value of investments with contractual sales restrictions ....   $                           0.0%
12.03   Largest three investments with contractual sales restrictions: ..................   $                           0.0%
12.04   .................................................................................   $                           0.0%
12.05   .................................................................................   $                           0.0%

13.     Amounts  and  percentages  of  admitted  assets  held in the ten largest equity interests:

13.01   Are  assets  held in equity  interests  less than 2.5% of the  reporting
        entity's total admitted assets?                           Yes [ ] No [X]

        If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                                       1                                           2                3
                                                     Issuer
        ---------------------------------------------------------------------------------   --------------   --------------

13.02   MODERN FINANCIAL INC. ...........................................................   $    4,366,206              0.8%
13.03   FEDERAL HOME LOAN BANK OF DALLAS ................................................   $    3,158,100              0.6%
13.04   WELLS FARGO .....................................................................   $    2,881,800              0.6%
13.05   COUNTERPARTY LINK LTD ...........................................................   $    2,517,083              0.5%
13.06   PNC FINANCIAL SERVICES ..........................................................   $    1,730,200              0.3%
13.07   JP MORGAN CHASE .................................................................   $    1,674,000              0.3%
13.08   WENDOVER LTD ....................................................................   $      889,883              0.2%
13.09   VIRTUAL SPECTATOR ...............................................................   $      614,969              0.1%
13.10   DB CONT CAP TRST II .............................................................   $      237,710              0.0%
13.11   IDIOM LIMITED ...................................................................   $      184,031              0.0%

                                      285.2

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

14.     Amounts and percentages of the reporting  entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01   Are assets held in  nonaffiliated,  privately  placed equities less than
        2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 14.01 above is yes,  responses  are not  required for the remainder of Interrogatory 14.

                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

14.02   Aggregate statement value of investments held in nonaffiliated, privately placed ...........   $                  0.0%
        equities Largest three investments held in nonaffiliated, privately placed equities:
14.03   ............................................................................................   $                  0.0%
14.04   ............................................................................................   $                  0.0%
14.05   ............................................................................................   $                  0.0%

15.     Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01   Are assets held in general partnership interests less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

15.02   Aggregate statement value of investments held in general partnership interests .............   $                  0.0%
        Largest three investments in general partnership interests:
15.03 ..............................................................................................   $                  0.0%
15.04 ..............................................................................................   $                  0.0%
15.05 ..............................................................................................   $                  0.0%

16.     Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

16.01   Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

        If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                                  1                                                         2            3
                             Type (Residential, Commercial, Agricultural)
        --------------------------------------------------------------------------------------         ----------   ----------

16.02   RESIDENTIAL ................................................................................   $  681,104         0.1%
16.03   COMMERCIAL .................................................................................   $  374,120         0.1%
16.04   COMMERCIAL .................................................................................   $  373,910         0.1%
16.05   COMMERCIAL .................................................................................   $  354,148         0.1%
16.06   COMMERCIAL .................................................................................   $  340,251         0.1%
16.07   COMMERCIAL .................................................................................   $  330,259         0.1%
16.08   COMMERCIAL .................................................................................   $  329,064         0.1%
16.09   COMMERCIAL .................................................................................   $  324,029         0.1%
16.10   COMMERCIAL .................................................................................   $  298,635         0.1%
16.11   COMMERCIAL .................................................................................   $  291,210         0.1%

                                      285.3

  SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

        Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                          loans
                                                                                                 ----------   ----------

16.12   Construction loans ...................................................................   $                  0.0%
16.13   Mortgage loans over 90 days past due .................................................   $  154,859         0.0%
16.14   Mortgage loans in the process of foreclosure .........................................   $  311,514         0.1%
16.15   Mortgage loans foreclosed ............................................................   $  608,961         0.1%
16.16   Restructured mortgage loans ..........................................................   $2,481,729         0.5%

17.     Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                Residential               Commercial               Agricultural
  Loan to Value                1            2            3             4           5            6
-----------------         ----------   ----------   -----------   ---------   ----------   ----------

17.01   above 95% .....   $    4,623         0.0%   $                  0.0%   $                  0.0%
17.02   91 to 95% .....   $                  0.0%   $                  0.0%   $                  0.0%
17.03   81 to 90% .....   $                  0.0%   $                  0.0%   $                  0.0%
17.04   71 to 80% .....   $  127,742         0.0%   $   875,893        0.2%   $                  0.0%
17.05   below 70% .....   $2,079,708         0.4%   $12,708,009        2.4%   $                  0.0%

18.     Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01   Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets? Yes [X] No [ ]

        If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

        Largest five investments in any one parcel or group of contiguous parcels of real estate.

                                             Description
                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

18.02 ..............................................................................................   $                  0.0%
18.03 ..............................................................................................   $                  0.0%
18.04 ..............................................................................................   $                  0.0%
18.05 ..............................................................................................   $                  0.0%
18.06 ..............................................................................................   $                  0.0%

19.     Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans:

19.01   Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's total admitted assets?
        Yes [X] No [ ]

        If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.

                                                  1                                                         2            3
        --------------------------------------------------------------------------------------         ----------   ----------

19.02   Aggregate statement value of investments held in mezzanine real estate loans: Largest ......   $                  0.0%
        three investments held in mezzanine real estate loans:
19.03 ..............................................................................................   $                  0.0%
19.04 ..............................................................................................   $                  0.0%
19.05 ..............................................................................................   $                  0.0%

                                      285.4

 SUPPLEMENT FOR THE YEAR 2011 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

20.     Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                               At Year End               At End of Each Quarter
                                                                                 1st Quarter   2nd Quarter   3rd Quarter
                                                               1         2            3             4             5
                                                          ----------  --------   -----------  -------------  -----------

20.01   Securities lending agreements (do not
        include assets held as collateral for such
        transactions) .................................   $                0.0%  $            $              $
20.02   Repurchase agreements .........................   $                0.0%  $            $              $
20.03   Reverse repurchase agreements .................   $                0.0%  $            $              $
20.04   Dollar repurchase agreements ..................   $                0.0%  $            $              $
20.05   Dollar reverse repurchase agreements ..........   $                0.0%  $            $              $

21.     Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                      Owned                         Written
                                                                1               2               3               4
                                                          ------------   --------------    ------------   -------------

21.01   Hedging .......................................   $                         0.0%   $                        0.0%
21.02   Income generation .............................   $                         0.0%   $                        0.0%
21.03   Other .........................................   $                         0.0%   $                        0.0%

22.     Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and floors:

                                                               At Year End               At End of Each Quarter
                                                                                 1st Quarter   2nd Quarter   3rd Quarter
                                                               1         2            3             4             5
                                                          ----------  --------   -----------  -------------  -----------

22.01   Hedging .......................................   $        0       0.0%  $            $              $
22.02   Income generation .............................   $        0       0.0%  $            $              $
22.03   Replications ..................................   $        0       0.0%  $            $              $
22.04   Other .........................................   $        0       0.0%  $            $              $

23.     Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contacts:

                                                               At Year End               At End of Each Quarter
                                                          --------------------   ---------------------------------------
                                                                                 1st Quarter   2nd Quarter   3rd Quarter
                                                               1         2            3             4             5
                                                          ----------  --------   -----------  -------------  -----------

23.01   Hedging .......................................   $        0       0.0%  $            $              $
23.02   Income generation .............................   $                0.0%  $            $              $
23.03   Replications ..................................   $                0.0%  $            $              $
23.04   Other .........................................   $                0.0%  $            $              $

                                      285.5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2011

                                       Jefferson National Life Annuity Account F

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2011

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F                                   PAGE
Statement of Assets and Liabilities as of December 31, 2011 .............      2
Statements of Operations and Changes in Net Assets for the year ended
   December 31, 2011 ....................................................     12
Statements of Operations and Changes in Net Assets for the year ended

                                                                               1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

=================================================================================================================

                                                                            SHARES        COST          VALUE
-----------------------------------------------------------------------------------------------------------------

Assets:
   Interest adjustment account - Cash account .....................                                  $   503,720
   Investments in portfolio shares, at net asset value (Note 2):
      The Alger Portfolios:
         Capital Appreciation Portfolio ...........................      149,468.261   $ 6,440,005     7,764,876
         Large Cap Growth Portfolio ...............................      104,306.438     4,321,945     4,497,694
         Mid Cap Growth Portfolio .................................      349,026.294     4,812,884     4,069,646
         Small Cap Growth Portfolio ...............................       51,417.834     1,414,592     1,595,496
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio ..............................       15,144.852       219,190       273,364
      American Century Variable Portfolios, Inc:
         Balanced Fund ............................................      121,219.346       739,143       789,138
         Income & Growth Fund .....................................      352,294.698     2,369,572     2,163,090
         Inflation Protection Fund ................................       95,976.617     1,088,727     1,127,725
         International Fund .......................................      154,630.927     1,188,483     1,148,908
         Value Fund ...............................................      658,812.479     3,909,512     3,821,112
      Columbia Funds Variable Series Trust:
         CVP Seligman Global Technology Fund ......................       77,314.263     1,518,576     1,474,383
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio ..........................       15,085.865       171,459       183,595
      The Dreyfus Socially Responsible Growth Fund, Inc. ..........       53,584.775     1,333,191     1,602,720
      Dreyfus Stock Index Fund ....................................      241,987.182     7,014,834     7,133,783
      Dreyfus Variable Investment Fund:
         International Value Portfolio ............................      141,628.065     1,602,788     1,268,988
      Federated Insurance Series:
         High Income Bond Fund II .................................      231,789.113     1,431,023     1,566,895
         Managed Volatility Fund II ...............................      104,258.293       846,409       961,262
      Invesco Variable Insurance Funds:
         Basic Value Fund .........................................       73,669.447       454,964       447,909
         Core Equity Fund .........................................       29,284.370       717,614       782,479
         Dividend Growth ..........................................       21,476.061       283,064       301,524
         Global Health Care Fund ..................................       30,811.333       446,677       535,193
         Global Real Estate Fund ..................................       85,928.684     1,210,215     1,043,176
         High Yield Fund ..........................................      480,516.512     2,489,009     2,421,803
         Mid Cap Core Equity Fund .................................       22,810.074       237,202       261,632
         Technology Fund ..........................................        8,059.312       130,598       122,180
      Janus Aspen Series:
         Enterprise Portfolio .....................................      189,420.651     5,584,839     7,230,186
         Janus Portfolio ..........................................      282,189.096     5,953,730     6,445,199
         Overseas Portfolio .......................................       47,215.838     2,108,186     1,803,173
         Worldwide Portfolio ......................................      171,547.557     4,648,292     4,431,073
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio ........................       69,401.898     1,520,530     1,298,509
         International Equity Portfolio ...........................       48,245.656       479,626       450,132
         US Small-Mid Cap Equity Portfolio ........................      146,822.167     1,410,755     1,359,574
         US Strategic Equity Portfolio ............................       53,190.477       445,974       492,543
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio ..................       11,094.019       195,732       185,271
         ClearBridge Equity Income Builder Portfolio ..............       13,837.774       142,250       144,605
         ClearBridge Fundamental All Cap Value Portfolio ..........        4,420.345        73,557        80,406
         ClearBridge Large Cap Growth Portfolio ...................        7,746.875       126,756       123,795
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ...........       16,195.110       133,222       119,520
         Western Asset Strategic Bond Portfolio ...................       97,030.747       956,377       957,694
      Lord Abbett Series Fund, Inc:
         Capital Structure Portfolio ..............................       16,274.031       168,673       212,050
         Growth and Income Portfolio ..............................      172,533.071     4,688,190     3,821,608

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===================================================================================================================

                                                                         SHARES            COST          VALUE
-------------------------------------------------------------------------------------------------------------------

Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
      (continued)
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio ..............................          19,544.591   $    567,986   $    538,454
         Partners Portfolio ....................................         144,819.006      1,289,584      1,446,742
         Regency Portfolio .....................................          60,444.459        707,775        861,938
         Short Duration Bond Portfolio .........................         209,607.422      2,376,664      2,261,665
         Small-Cap Growth Portfolio ............................          13,914.904        185,626        168,788
         Socially Responsive Portfolio .........................           1,930.866         29,833         27,708
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ................................         294,988.047      4,477,809      4,713,909
         JNF Equity Portfolio ..................................         183,063.059      4,215,473      3,771,098
         JNF Money Market Portfolio ............................      13,090,658.810     13,090,659     13,090,659
      PIMCO Variable Insurance Trust:
         All Asset Portfolio ...................................          67,209.828        733,947        700,998
         CommodityRealReturn Strategy Portfolio ................          20,905.778        182,911        150,521
         Emerging Markets Bond Portfolio .......................           4,189.769         57,718         57,189
         Foreign Bond US Dollar-Hedged Portfolio ...............           3,139.935         32,949         32,435
         Global Bond Unhedged Portfolio ........................          56,124.494        778,649        776,202
         High Yield Portfolio ..................................           9,777.819         76,011         73,040
         Real Return Portfolio .................................         241,445.056      3,202,959      3,368,158
         Short-Term Portfolio ..................................          72,824.580        739,163        736,984
         Total Return Portfolio ................................         388,528.227      4,311,717      4,281,581
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio ...............................          71,662.539      1,338,143      1,461,200
         Fund Portfolio ........................................           9,862.103        181,537        196,946
         High Yield Portfolio ..................................          36,620.432        377,382        361,810
         Mid Cap Value Portfolio ...............................           5,774.430         93,766         90,948
      Royce Capital Fund:
         Micro-Cap Portfolio ...................................          77,739.725        814,711        809,271
         Small-Cap Portfolio ...................................         118,363.781        964,482      1,191,923
      Rydex Variable Trust:
         Banking Fund ..........................................           4,296.285         45,825         46,485
         Basic Materials Fund ..................................          16,102.130        557,447        417,688
         Biotechnology Fund ....................................          20,852.526        542,217        574,905
         Consumer Products Fund ................................           6,417.949        261,949        268,399
         Dow 2X Strategy Fund ..................................           3,571.445        299,264        318,501
         Electronics Fund ......................................             945.306          2,874          2,694
         Energy Fund ...........................................          27,422.653        880,134        801,839
         Energy Services Fund ..................................          28,275.991        834,021        628,575
         Europe 1.25X Strategy Fund ............................           2,897.535         44,215         36,393
         Financial Services Fund ...............................           2,345.372         32,934         30,279
         Government Long Bond 1.2X Strategy Fund ...............          70,900.871      1,372,094      1,398,165
         Health Care Fund ......................................           5,049.585        157,984        148,862
         Internet Fund .........................................           2,943.362         59,763         51,096
         Inverse Dow 2X Strategy Fund ..........................          10,073.356        150,256        100,935
         Inverse Government Long Bond Strategy Fund ............              22.810            319            224
         Inverse NASDAQ-100(R) Strategy Fund ...................             671.378          7,590          7,130
         Inverse Russell 2000(R) Strategy Fund .................             143.959          2,913          2,760
         Inverse S&P 500 Strategy Fund .........................           5,330.454        178,646        170,468
         Japan 2X Strategy Fund ................................           2,489.490         39,487         38,015
         Leisure Fund ..........................................             629.973         35,651         35,014
         Mid Cap 1.5X Strategy Fund ............................           7,998.545        159,534        151,893
         NASDAQ-100(R) Fund ....................................          48,898.962        941,886        944,728
         NASDAQ-100(R) 2X Strategy Fund ........................          19,809.747        470,271        409,863
         Nova Fund .............................................           5,278.729        334,813        381,810
         Precious Metals Fund ..................................          72,370.659      1,273,334      1,044,310
         Real Estate Fund ......................................           5,892.286        156,662        152,610
         Retailing Fund ........................................           2,897.034         38,951         41,457

   The accompanying notes are an integral part of these financial statements.

                                                                               3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

==================================================================================================================

                                                                         SHARES           COST          VALUE
------------------------------------------------------------------------------------------------------------------

Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2):
      (continued)
      Rydex Variable Trust: (continued)
         Russell 2000(R) 1.5X Strategy Fund ....................          4,534.914   $    135,645   $    121,264
         S&P 500 2X Strategy Fund ..............................          3,172.833        398,755        342,793
         S&P 500 Pure Growth Fund ..............................         13,454.127        413,049        403,490
         S&P 500 Pure Value Fund ...............................          2,723.666        224,724        214,571
         S&P MidCap 400 Pure Growth Fund .......................          7,183.238        277,802        262,259
         S&P MidCap 400 Pure Value Fund ........................          3,440.882        247,356        253,800
         S&P SmallCap 600 Pure Growth Fund .....................         16,259.563        507,993        502,746
         S&P SmallCap 600 Pure Value Fund ......................          2,745.243        261,556        253,523
         SGI CLS AdvisorOne Amerigo Fund .......................          6,622.111        231,305        211,907
         SGI CLS AdvisorOne Clermont Fund ......................          3,125.642         69,241         72,515
         SGI U.S. Long Short Momentum Fund .....................         20,178.178        262,319        241,331
         Technology Fund .......................................         15,944.142        186,894        169,645
         Telecommunications Fund ...............................          7,288.769         78,917         65,599
         Transportation Fund ...................................          4,445.475         61,387         62,191
         U.S. Government Money Market Fund .....................      1,611,580.036      1,611,580      1,611,580
         Utilities Fund ........................................         40,436.292        753,414        788,508
      Third Avenue Variable Series Trust:
         Value Portfolio .......................................         74,518.981      1,216,402        851,007
      Van Eck VIP Trust:
         Emerging Markets Fund .................................        270,424.600      2,944,589      2,812,416
         Global Bond Fund ......................................        104,306.434      1,203,529      1,221,429
         Global Hard Assets Fund ...............................         46,392.293      1,429,471      1,426,564
         Multi-Manager Alternatives Fund .......................         31,495.098        308,200        307,393
      Wells Fargo Advantage VT Funds:
         Discovery Fund ........................................        189,390.046      3,616,033      4,047,265
         Opportunity Fund ......................................        170,865.074      2,964,410      2,969,635
------------------------------------------------------------------------------------------------------------------
            Total assets                                                                             $145,606,325
==================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                   UNITS            VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to:
   Contract owners' deferred annuity reserves:
   Interest adjustment accounts: .............................                                   $      503,720   $     503,720
      The Alger Portfolios:
         Capital Appreciation Portfolio
            Base .............................................   336,522.690   $     23.073857        7,764,876       7,764,876
                                                                                                                  -------------
         Large Cap Growth Portfolio
            Base .............................................   318,333.427         14.128876        4,497,694       4,497,694
                                                                                                                  -------------
         Mid Cap Growth Portfolio
            Base .............................................   225,755.956         18.008745        4,065,581
            Base + GMIB ......................................       369.686         10.996955            4,065       4,069,646
                                                                                                                  -------------
         Small Cap Growth Portfolio
            Base .............................................   122,387.848         13.032412        1,595,009
            Base + GMIB ......................................        30.509         15.971485              487       1,595,496
                                                                                                                  -------------
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio
            Base .............................................    23,673.151         11.461553          271,331
            Base + GMWB/5 + GMIB .............................       184.024         11.048974            2,033         273,364
                                                                                                                  -------------
      American Century Variable Portfolios, Inc:
         Balanced Fund
            Base .............................................    65,075.875         12.126422          789,138         789,138
                                                                                                                  -------------
         Income & Growth Fund
            Base .............................................   169,676.550         12.748313        2,163,090       2,163,090
                                                                                                                  -------------
         Inflation Protection Fund
            Base .............................................    81,571.837         13.770273        1,123,266
            Base + GMIB ......................................       186.240         13.456912            2,506
            Base + GMWB/5 + GMIB .............................       149.098         13.100643            1,953       1,127,725
                                                                                                                  -------------
         International Fund
            Base .............................................    91,646.133         12.536346        1,148,908       1,148,908
                                                                                                                  -------------
         Value Fund
            Base .............................................   221,259.196         17.238464        3,814,169
            Base + GMIB ......................................       477.898         12.405577            5,929       3,820,098
                                                                                                                  -------------
      Columbia Funds Variable Series Trust:
         CVP Seligman Global Technology Fund
            Base .............................................   222,786.112          6.617931        1,474,383       1,474,383
                                                                                                                  -------------
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio
            Base .............................................    13,987.832         13.125335          183,595         183,595
                                                                                                                  -------------
      The Dreyfus Socially Responsible Growth Fund, Inc.
            Base .............................................   148,530.201         10.790536        1,602,720       1,602,720
                                                                                                                  -------------
      Dreyfus Stock Index Fund
            Base .............................................   563,721.878         12.654792        7,133,783       7,133,783
                                                                                                                  -------------
      Dreyfus Variable Investment Fund:
         International Value Portfolio
            Base .............................................   105,372.580         12.042865        1,268,988       1,268,988
                                                                                                                  -------------
      Federated Insurance Series:
         High Income Bond Fund II
            Base .............................................    91,517.456         17.121266        1,566,895       1,566,895
                                                                                                                  -------------
         Managed Volatility Fund II
            Base .............................................    81,932.627         11.732344          961,262         961,262
                                                                                                                  -------------
      Invesco Variable Insurance Funds:
         Basic Value Fund
            Base .............................................    39,158.118         11.336788          443,927
            Base + GMWB/5 + GMIB .............................       400.571          8.681928            3,478         447,405
                                                                                                                  -------------
         Core Equity Fund
             Base ............................................    71,874.098         10.742467          772,105         772,105
                                                                                                                  -------------
         Dividend Growth Fund
             Base ............................................    32,946.518          9.137962          301,064         301,064
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

                                                                               5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                   UNITS            VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Invesco Variable Insurance Funds: (continued)
         Global Health Care Fund
            Base .............................................    45,657.280   $     11.721954   $      535,193   $     535,193
                                                                                                                  -------------
         Global Real Estate Fund
            Base .............................................    47,582.503         21.815951        1,038,058
            Base + GMIB ......................................       126.252         15.058776            1,901
            Base + GMWB/5 + GMIB .............................       124.353         14.639338            1,820       1,041,779
                                                                                                                  -------------
         High Yield Fund
            Base .............................................   165,294.229         14.635772        2,419,209
            Base + GMIB ......................................       181.387         14.302704            2,594       2,421,803
                                                                                                                  -------------
         Mid Cap Core Equity Fund
            Base .............................................    16,207.948         16.142179          261,632         261,632
                                                                                                                  -------------
         Technology Fund
            Base .............................................    19,651.560          6.217294          122,180         122,180
                                                                                                                  -------------
      Janus Aspen Series:
         Enterprise Portfolio
            Base .............................................   391,512.004         18.467343        7,230,186       7,230,186
                                                                                                                  -------------
         Janus Portfolio
            Base .............................................   546,957.037         11.783739        6,445,199       6,445,199
                                                                                                                  -------------
         Overseas Portfolio
            Base .............................................    64,389.948         28.003946        1,803,173       1,803,173
                                                                                                                  -------------
         Worldwide Portfolio
            Base .............................................   411,280.586         10.773844        4,431,073       4,431,073
                                                                                                                  -------------
      Lazard Retirement Series, Inc:
         Emerging Markets Equity Portfolio
            Base .............................................    52,835.523         24.513201        1,295,168
            Base + GMWB/5 + GMIB .............................       143.277         23.321015            3,341       1,298,509
                                                                                                                  -------------
         International Equity Portfolio
            Base .............................................    38,070.582         11.640987          443,179
            Base + GMIB ......................................       327.961         11.375964            3,731
            Base + GMWB/5 + GMIB .............................       290.959         11.074687            3,222         450,132
                                                                                                                  -------------
         US Small-Mid Cap Equity Portfolio
            Base .............................................    72,943.775         18.584565        1,355,628
            Base + GMWB/5 + GMIB .............................       323.977         12.180097            3,946       1,359,574
                                                                                                                  -------------
         US Strategic Equity Portfolio
            Base .............................................    40,436.123         12.037700          486,758
            Base + GMWB/5 + GMIB .............................       518.666         11.154373            5,785         492,543
                                                                                                                  -------------
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio
            Base .............................................    19,958.113          9.282975          185,271         185,271
                                                                                                                  -------------
         ClearBridge Equity Income Builder Portfolio
            Base .............................................    15,790.738          9.157601          144,605         144,605
                                                                                                                  -------------
         ClearBridge Fundamental All Cap Value Portfolio
            Base .............................................     9,978.192          8.058171           80,406          80,406
                                                                                                                  -------------
         ClearBridge Large Cap Growth Portfolio
            Base .............................................    13,545.721          9.139034          123,795         123,795
                                                                                                                  -------------
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio
            Base .............................................     8,859.049         13.491266          119,520         119,520
                                                                                                                  -------------
         Western Asset Strategic Bond Portfolio
            Base .............................................    75,065.218         12.758157          957,694         957,694
                                                                                                                  -------------
      Lord Abbett Series Fund, Inc:
         Capital Structure Portfolio
            Base .............................................    12,977.826         16.339423          212,050         212,050
                                                                                                                  -------------
         Growth and Income Portfolio
            Base .............................................   266,237.579         14.350756        3,820,711       3,820,711
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                   UNITS            VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio
            Base ............................................     44,192.169   $     12.172447   $      537,927
            Base + GMIB .....................................         33.215         15.872091              527   $     538,454
                                                                                                                  -------------
         Partners Portfolio
            Base ............................................    122,098.970         11.848930        1,446,742       1,446,742
                                                                                                                  -------------
         Regency Portfolio
            Base ............................................     50,174.739         17.178717          861,938         861,938
                                                                                                                  -------------
         Short Duration Bond Portfolio
            Base ............................................    180,390.581         12.537598        2,261,665       2,261,665
                                                                                                                  -------------
         Small-Cap Growth Portfolio
            Base ............................................     14,059.000         12.005673          168,788         168,788
                                                                                                                  -------------
         Socially Responsive Portfolio
            Base ............................................      2,183.773         12.688035           27,708          27,708
                                                                                                                  -------------
      Northern Lights Variable Trust:
         JNF Balanced Portfolio
            Base ............................................    459,346.351         10.262210        4,713,909       4,713,909
                                                                                                                  -------------
         JNF Equity Portfolio
            Base ............................................    450,418.107          8.359596        3,765,313
            Base + GMIB .....................................        701.788          8.243184            5,785       3,771,098
                                                                                                                  -------------
         JNF Money Market Portfolio
            Base ............................................  1,346,844.698          9.684626       13,043,687
            Base + GMIB .....................................         39.376          9.578548              377
            Base + GMWB/5 + GMIB ............................      1,890.909          9.456358           17,881      13,061,945
                                                                                                                  -------------
      PIMCO Variable Insurance Trust:
         All Asset Portfolio
            Base ............................................     56,667.904         12.370282          700,998         700,998
                                                                                                                  -------------
         CommodityRealReturn Strategy Portfolio
            Base ............................................     15,033.916         10.012125          150,521         150,521
                                                                                                                  -------------
         Emerging Markets Bond Portfolio
            Base ............................................      4,063.431         14.074165           57,189          57,189
                                                                                                                  -------------
         Foreign Bond US Dollar-Hedged Portfolio
            Base ............................................      2,510.342         12.920673           32,435          32,435
                                                                                                                  -------------
         Global Bond Unhedged Portfolio
            Base ............................................     53,676.887         14.460633          776,202         776,202
                                                                                                                  -------------
         High Yield Portfolio
            Base ............................................      5,664.239         12.894887           73,040          73,040
                                                                                                                  -------------
         Real Return Portfolio
            Base ............................................    216,914.912         15.470783        3,355,844
            Base + GMIB .....................................        574.194         14.439341            8,291
            Base + GMWB/2 ...................................        286.610         14.037296            4,023       3,368,158
                                                                                                                  -------------
         Short Term Portfolio
            Base ............................................     65,918.631         11.180208          736,984         736,984
                                                                                                                  -------------
         Total Return Portfolio
            Base ............................................    291,375.370         14.681608        4,277,859
            Base + GMWB/5 + GMIB ............................        267.667         13.906895            3,722       4,281,581
                                                                                                                  -------------
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio
            Base ............................................    119,087.859         12.263733        1,460,462       1,460,462
                                                                                                                  -------------
         Fund Portfolio
            Base ............................................     19,984.350          9.855032          196,946         196,946
                                                                                                                  -------------
         High Yield Portfolio
            Base ............................................     27,766.314         13.030526          361,810         361,810
                                                                                                                  -------------
         Mid Cap Value Portfolio
            Base ............................................      8,327.615         10.921221           90,948          90,948
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

                                                                               7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

===============================================================================================================================

                                                                                    UNIT                           SUB-ACCOUNT
                                                                   UNITS            VALUE             VALUE           VALUE
-------------------------------------------------------------------------------------------------------------------------------

Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Royce Capital Fund:
         Micro-Cap Portfolio
            Base .............................................    37,378.452   $     21.613677   $      807,886
            Base + GMIB ......................................        95.221         14.544957            1,385   $     809,271
                                                                                                                  -------------
         Small-Cap Portfolio
            Base .............................................    54,260.510         21.925005        1,189,662
            Base + GMIB ......................................       144.660         15.631983            2,261       1,191,923
                                                                                                                  -------------
      Rydex Variable Trust:
         Banking Fund
            Base .............................................    11,243.638          4.134349           46,485          46,485
                                                                                                                  -------------
         Basic Materials Fund
            Base .............................................    24,331.032         17.166902          417,688         417,688
                                                                                                                  -------------
         Biotechnology Fund
            Base .............................................    47,648.545         11.973043          570,498
            Base + GMIB ......................................       143.308         11.700400            1,677
            Base + GMWB/2 + GMIB .............................       242.444         11.260061            2,730         574,905
                                                                                                                  -------------
         Consumer Products Fund
            Base .............................................    17,990.119         14.919220          268,399         268,399
                                                                                                                  -------------
         Dow 2X Strategy Fund
            Base .............................................    31,096.930          9.677993          300,956
            Base + GMIB ......................................     1,853.840          9.464369           17,545         318,501
                                                                                                                  -------------
         Electronics Fund
            Base .............................................       401.224          6.715206            2,694           2,694
                                                                                                                  -------------
         Energy Fund
            Base .............................................    42,251.437         18.977787          801,839         801,839
                                                                                                                  -------------
         Energy Services Fund
            Base .............................................    32,188.715         19.464826          626,548
            Base + GMWB/2 + GMIB .............................       110.752         18.305557            2,027         628,575
                                                                                                                  -------------
         Europe 1.25X Strategy Fund
            Base .............................................     4,618.380          7.879992           36,393          36,393
                                                                                                                  -------------
         Financial Services Fund
            Base .............................................     4,912.134          6.164033           30,279          30,279
                                                                                                                  -------------
         Government Long Bond 1.2X Strategy Fund
            Base .............................................    84,277.736         16.589968        1,398,165       1,398,165
                                                                                                                  -------------
         Health Care Fund
            Base .............................................    12,645.151         11.772232          148,862         148,862
                                                                                                                  -------------
         Internet Fund
            Base .............................................     4,336.739         11.782240           51,096          51,096
                                                                                                                  -------------
         Inverse Dow 2X Strategy Fund
            Base .............................................    39,032.071          2.585950          100,935         100,935
                                                                                                                  -------------
         Inverse Government Long Bond Strategy Fund
            Base .............................................        57.779          3.883543              224             224
                                                                                                                  -------------
         Inverse NASDAQ-100(R) Strategy Fund
            Base .............................................     1,637.396          4.354418            7,130           7,130
                                                                                                                  -------------
         Inverse Russell 2000(R) Strategy Fund
            Base .............................................       714.895          3.860602            2,760           2,760
                                                                                                                  -------------
         Inverse S&P 500 Strategy Fund
            Base .............................................    37,552.554          4.539450          170,468         170,468
                                                                                                                  -------------
         Japan 2X Strategy Fund
            Base .............................................     5,308.010          7.161767           38,015          38,015
                                                                                                                  -------------
         Leisure Fund
            Base .............................................     3,154.504         11.099646           35,014          35,014
                                                                                                                  -------------
         Mid Cap 1.5X Strategy Fund
            Base .............................................     8,216.062         18.487311          151,893         151,893
                                                                                                                  -------------
         NASDAQ-100(R) Fund
            Base .............................................    54,952.520         17.191709          944,728         944,728
                                                                                                                  -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

=========================================================================================================================

                                                                                   UNIT                       SUB-ACCOUNT
                                                                     UNITS         VALUE          VALUE          VALUE
-------------------------------------------------------------------------------------------------------------------------

Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         NASDAQ-100(R) 2X Strategy Fund
            Base .........................................         35,287.078  $  11.615111   $    409,863   $    409,863
                                                                                                             ------------
         Nova Fund
            Base .........................................         40,943.156      9.325360        381,810        381,810
                                                                                                             ------------
         Precious Metals Fund
            Base .........................................         59,329.266     17.501355      1,038,343
            Base + GMWB/2 + GMIB .........................            362.519     16.458547          5,967      1,044,310
                                                                                                             ------------
         Real Estate Fund
            Base .........................................         11,637.843     12.820700        149,205
            Base + GMIB ..................................            271.777     12.528673          3,405        152,610
                                                                                                             ------------
         Retailing Fund
            Base .........................................          3,315.837     12.502692         41,457         41,457
                                                                                                             ------------
         Russell 2000(R) 1.5X Strategy Fund
            Base .........................................          7,426.546     16.273443        120,855
            Base + GMIB ..................................             39.350     10.388024            409        121,264
                                                                                                             ------------
         S&P 500 2X Strategy Fund
            Base .........................................         44,491.846      7.614763        338,795
            Base + GMIB ..................................            537.319      7.441320          3,998        342,793
                                                                                                             ------------
         S&P 500 Pure Growth Fund
            Base .........................................         34,408.065     11.726597        403,490        403,490
                                                                                                             ------------
         S&P 500 Pure Value Fund
            Base .........................................         20,191.565     10.626773        214,571        214,571
                                                                                                             ------------
         S&P MidCap 400 Pure Growth Fund
            Base .........................................         15,907.355     16.486664        262,259        262,259
                                                                                                             ------------
         S&P MidCap 400 Pure Value Fund
            Base .........................................         20,996.413     12.087774        253,800        253,800
                                                                                                             ------------
         S&P SmallCap 600 Pure Growth Fund
            Base .........................................         36,844.237     13.645170        502,746        502,746
                                                                                                             ------------
         S&P SmallCap 600 Pure Value Fund
            Base .........................................         23,801.355     10.651636        253,523        253,523
                                                                                                             ------------
         SGI CLS AdvisorOne Amerigo Fund
            Base .........................................         18,903.070     11.210198        211,907        211,907
                                                                                                             ------------
         SGI CLS AdvisorOne Clermont Fund
            Base .........................................          6,860.428     10.570004         72,515         72,515
                                                                                                             ------------
         SGI U.S. Long Short Momentum Fund
            Base .........................................         16,008.097     15.075532        241,331        241,331
                                                                                                             ------------
         Technology Fund
            Base .........................................         17,173.279      9.878450        169,645        169,645
                                                                                                             ------------
         Telecommunications Fund
            Base .........................................          7,338.318      8.939231         65,599         65,599
                                                                                                             ------------
         Transportation Fund
            Base .........................................          5,307.639     11.717333         62,191         62,191
                                                                                                             ------------
         U.S. Government Money Market Fund
            Base .........................................        163,387.647      9.788931      1,599,390
            Base + GMWB/2 + GMIB .........................          1,304.426      9.344793         12,190      1,611,580
                                                                                                             ------------
         Utilities Fund
            Base .........................................         50,172.945     15.715802        788,508        788,508
                                                                                                             ------------
      Third Avenue Variable Series Trust:
         Value Portfolio
            Base .........................................         62,203.171     13.681092        851,007        851,007
                                                                                                             ------------
      Van Eck VIP Trust:
         Emerging Markets Fund
            Base .........................................        129,759.847     21.674008      2,812,416      2,812,416
                                                                                                             ------------
         Global Bond Fund
            Base .........................................         66,419.791     18.333794      1,217,727
            Base + GMWB/2 ................................            271.539     13.632849          3,702      1,221,429
                                                                                                             ------------

   The accompanying notes are an integral part of these financial statements.

                                                                               9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2011

=========================================================================================================================

                                                                                   UNIT                       SUB-ACCOUNT
                                                                     UNITS         VALUE          VALUE          VALUE
-------------------------------------------------------------------------------------------------------------------------

Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Van Eck VIP Trust: (continued)
         Global Hard Assets Fund
            Base .........................................         45,702.193   $ 31.214343   $  1,426,564   $  1,426,564
                                                                                                             ------------
         Multi-Manager Alternatives Fund
            Base .........................................         28,139.627     10.175588        286,337
            Base + GMWB/2 ................................          2,175.523      9.678364         21,056        307,393
                                                                                                             ------------
      Wells Fargo Advantage VT Funds:
         Discovery Fund
            Base .........................................        260,151.220     15.557355      4,047,265      4,047,265
                                                                                                             ------------
         Opportunity Fund
            Base .........................................        149,256.743     19.896155      2,969,635      2,969,635
-------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract
                  owners deferred annuity reserves .......                                    $145,562,227   $145,562,227
=========================================================================================================================

                                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------

   Contract owners' annuity payment reserves: (base contract only)
      American Century Variable Portfolios, Inc:
         Value Fund ..............................................................................         $       1,014
      Invesco Variable Insurance Funds:
         Basic Value Fund ........................................................................                   504
         Core Equity Fund ........................................................................                10,374
         Dividend Growth Fund ....................................................................                   460
         Global Real Estate Fund .................................................................                 1,397
      Lord Abbett Series Fund, Inc:
         Growth and Income Portfolio .............................................................                   897
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio .................................................................                   738
------------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' annuity payment reserves .................         $      15,384
========================================================================================================================
Net assets attributable to contract owners' death payment reserves:
      Northern Lights Variable Trust:
         JNF Money Market Portfolio ..............................................................         $      28,714
------------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' death benefit reserves ...................         $      28,714
------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners' reserves ..............................         $ 145,606,325
========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

                                                                              11

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

=======================================================================================================================

                                                                                                     ALLIANCEBERNSTEIN
                                                                                                           VARIABLE
                                                                                                           PRODUCTS
                                                                   THE ALGER PORTFOLIOS                     SERIES
                                                  ------------------------------------------------   ------------------
                                                     CAPITAL     LARGE CAP   MID CAP     SMALL CAP      GROWTH AND
                                                  APPRECIATION    GROWTH      GROWTH      GROWTH          INCOME
                                                  ---------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares .........................   $      9,000   $  50,718   $  15,657   $      --   $           3,348
Expenses:
   Mortality and expense risk fees ............        103,990      62,270      59,142      22,013               3,119
   Administrative fees ........................         12,479       7,472       7,097       2,641                 375
-----------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................        116,469      69,742      66,239      24,654               3,494
-----------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........       (107,469)    (19,024)    (50,582)    (24,654)               (146)
-----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........        446,303     217,215    (506,763)     48,408              17,386
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares .........................             --          --          --          --                  --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares .........................             --          --          --          --                  --
-----------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on
         investments in portfolio shares ......        446,303     217,215    (506,763)     48,408              17,386
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
       portfolio shares .......................       (475,377)   (268,640)    137,509     (97,066)             (5,930)
-----------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ......................   $   (136,543)  $ (70,449)  $(419,836)  $ (73,312)  $          11,310
=======================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

===============================================================================================================================
                                                                                                            ALLIANCEBERNSTEIN
                                                                                                                 VARIABLE
                                                                                                                  PRODUCTS
                                                                   THE ALGER PORTFOLIOS                            SERIES
                                                  -------------------------------------------------------   -------------------
                                                     CAPITAL      LARGE CAP      MID CAP       SMALL CAP         GROWTH AND
                                                  APPRECIATION     GROWTH         GROWTH        GROWTH              INCOME
                                                  -----------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ............   $   (107,469)  $   (19,024)  $    (50,582)  $   (24,654)  $            (146)
   Net realized gain (loss) on investments
     in portfolio shares ......................        446,303       217,215       (506,763)       48,408              17,386
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares .........................       (475,377)     (268,640)       137,509       (97,066)             (5,930)
-------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ......................       (136,543)      (70,449)      (419,836)      (73,312)             11,310
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
   transactions:
   Net contract purchase payments (including
     breakage) ................................         35,325        17,659          4,026         4,916                 185
   Contract redemptions .......................       (749,953)     (678,338)      (577,646)     (209,257)            (26,342)
   Net transfers (including mortality
     transfers) ...............................        165,987      (154,794)       (89,458)      (30,996)             47,633
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .....       (548,641)     (815,473)      (663,078)     (235,337)             21,476
-------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in
            net assets ........................       (685,184)     (885,922)    (1,082,914)     (308,649)             32,786
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............      8,450,060     5,383,616      5,152,560     1,904,145             240,578
-------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ............   $  7,764,876   $ 4,497,694   $  4,069,646   $ 1,595,496   $         273,364
===============================================================================================================================

*    See Footnote 8 for details

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================

                                                                     COLUMBIA
                                                                      FUNDS
                                                                     VARIABLE       DIREXION     DREYFUS
                                                                      SERIES       INSURANCE   INVESTMENT
            AMERICAN CENTURY VARIABLE PORTFOLIOS                     TRUST (a)*      TRUST     PORTFOLIOS
---------------------------------------------------------------   --------------   ---------   ----------
                                                                                                 SMALL        DREYFUS
                                                                  CVP SELIGMAN      DYNAMIC       CAP         SOCIALLY
             INCOME &   INFLATION                                    GLOBAL          VP HY       STOCK      RESPONSIBLE
 BALANCED    GROWTH     PROTECTION   INTERNATIONAL     VALUE      TECHNOLOGY (b)      BOND       INDEX         GROWTH
-------------------------------------------------------------------------------------------------------------------------

$  13,049   $  34,389   $   30,703   $      21,836   $   83,049   $           --   $     210   $    1,103   $    15,635

    7,985      27,791       10,094          18,422       51,504           17,184          74        2,233        20,870
      959       3,335        1,211           2,210        6,180            2,062           9          268         2,505
-------------------------------------------------------------------------------------------------------------------------
    8,944      31,126       11,305          20,632       57,684           19,246          83        2,501        23,375
-------------------------------------------------------------------------------------------------------------------------
    4,105       3,263       19,398           1,204       25,365          (19,246)        127       (1,398)       (7,740)
-------------------------------------------------------------------------------------------------------------------------

   34,105     (62,332)      25,297        (144,137)    (445,124)          38,271        (319)       8,035        53,272

       --          --           --              --           --               --          --           --            --

       --          --        7,524              --           --               --          --          441            --
-------------------------------------------------------------------------------------------------------------------------
   34,105     (62,332)      32,821        (144,137)    (445,124)          38,271        (319)       8,476        53,272
-------------------------------------------------------------------------------------------------------------------------

   (8,470)    101,444       21,403         (33,849)     402,814         (142,088)        595       (7,980)      (44,488)
-------------------------------------------------------------------------------------------------------------------------
$  29,740   $  42,375   $   73,622   $    (176,782)  $  (16,945)  $     (123,063)  $     403   $     (902)  $     1,044
=========================================================================================================================

=========================================================================================================================

                                                                     COLUMBIA
                                                                      FUNDS
                                                                     VARIABLE       DIREXION    DREYFUS
                                                                      SERIES       INSURANCE   INVESTMENT
            AMERICAN CENTURY VARIABLE PORTFOLIOS                     TRUST (a)*      TRUST     PORTFOLIOS
---------------------------------------------------------------   --------------   ---------   ----------
                                                                                                 SMALL        DREYFUS
                                                                   CVP SELIGMAN     DYNAMIC       CAP         SOCIALLY
              INCOME &     INFLATION                                  GLOBAL         VP HY       STOCK      RESPONSIBLE
 BALANCED      GROWTH      PROTECTION   INTERNATIONAL      VALUE   TECHNOLOGY (b)     BOND       INDEX         GROWTH
-------------------------------------------------------------------------------------------------------------------------

$   4,105   $      3,263   $   19,398   $       1,204   $    25,365   $  (19,246)  $     127   $   (1,398)  $    (7,740)
   34,105        (62,332)      32,821        (144,137)     (445,124)      38,271        (319)       8,476        53,272
   (8,470)       101,444       21,403         (33,849)      402,814     (142,088)        595       (7,980)      (44,488)
-------------------------------------------------------------------------------------------------------------------------
   29,740         42,375       73,622        (176,782)     (16,945)     (123,063)        403         (902)        1,044
-------------------------------------------------------------------------------------------------------------------------
      201          6,941          142           8,507        11,227        1,188          --          --          6,080
 (249,895)      (265,348)    (166,873)       (215,904)     (646,944)     (96,526)         (3)     (16,925)     (237,961)
  459,789          4,757      643,536        (199,568)       22,250    1,208,733     (10,715)      (5,059)       23,587
-------------------------------------------------------------------------------------------------------------------------

  210,095       (253,650)     476,805        (406,965)     (613,467)   1,113,395     (10,718)     (21,984)     (208,294)
-------------------------------------------------------------------------------------------------------------------------
  239,835       (211,275)     550,427        (583,747)     (630,412)     990,332     (10,315)     (22,886)     (207,250)
-------------------------------------------------------------------------------------------------------------------------
  549,303      2,374,365      577,298       1,732,655     4,451,524      484,051      10,315      206,481     1,809,970
-------------------------------------------------------------------------------------------------------------------------
$ 789,138   $  2,163,090   $1,127,725   $   1,148,908   $ 3,821,112   $1,474,383   $      --   $  183,595   $ 1,602,720
=========================================================================================================================

                                                                              13

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

=================================================================================================================================

                                                                         DREYFUS                                       INVESCO
                                                                        VARIABLE                                       VARIABLE
                                                                       INVESTMENT               FEDERATED              INSURANCE
                                                                          FUND              INSURANCE SERIES             FUNDS
                                                                      -------------  -------------------------------  -----------
                                                           DREYFUS                       HIGH
                                                            STOCK     INTERNATIONAL     INCOME         MANAGED           BASIC
                                                            INDEX         VALUE         BOND II    VOLATILITY II (c)*     VALUE
                                                        -------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ................................  $    140,898  $      35,887  $   170,189  $           43,759  $    2,859
Expenses:
   Mortality and expense risk fees ...................        97,481         19,666       22,176              13,520       6,399
   Administrative fees ...............................        11,697          2,360        2,662               1,622         768
---------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..................................       109,178         22,026       24,838              15,142       7,167
---------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............        31,720         13,861      145,351              28,617      (4,308)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .................        66,498       (240,476)     199,574              70,174      27,496
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ................................            --             --           --                  --          --
   Net realized long-term capital gain distributions
       from investments in portfolio shares ..........        54,258             --           --                  --          --
---------------------------------------------------------------------------------------------------------------------------------
          Net realized gain (loss) on investments in
             portfolio shares ........................       120,756       (240,476)     199,574              70,174      27,496
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ............................................       (96,266)       (71,003)    (271,669)            (64,793)    (46,093)
---------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets
               from operations .......................  $     56,210  $    (297,618) $    73,256  $           33,998  $  (22,905)
=================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

=================================================================================================================================

                                                                         DREYFUS                                       INVESCO
                                                                        VARIABLE                                       VARIABLE
                                                                       INVESTMENT               FEDERATED              INSURANCE
                                                                          FUND              INSURANCE SERIES             FUNDS
                                                                      -------------  -------------------------------  ----------
                                                           DREYFUS                       HIGH
                                                            STOCK     INTERNATIONAL     INCOME         MANAGED          BASIC
                                                            INDEX         VALUE         BOND II    VOLATILITY II (c)*    VALUE
                                                        -------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...................  $     31,720  $      13,861  $   145,351  $           28,617  $   (4,308)
   Net realized gain (loss) on investments in
     portfolio shares ................................       120,756       (240,476)     199,574              70,174      27,496
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ..........................................       (96,266)       (71,003)    (271,669)            (64,793)    (46,093)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
          operations .................................        56,210       (297,618)      73,256              33,998    (22,905)
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) .......................................        21,222         14,228          255               1,557         268
   Contract redemptions ..............................      (833,681)      (205,889)    (272,889)           (210,583)    (93,564)
   Net transfers (including mortality transfers) .....      (476,204)      (105,819)    (319,883)            (40,146)     (3,487)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .................    (1,288,663)      (297,480)    (592,517)           (249,172)    (96,783)
---------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ......    (1,232,453)      (595,098)    (519,261)           (215,174)   (119,688)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................     8,366,236      1,864,086    2,086,156           1,176,436     567,597
---------------------------------------------------------------------------------------------------------------------------------
             Net assets, end of period ...............  $  7,133,783  $   1,268,988  $ 1,566,895  $          961,262  $  447,909
=================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

                                                                                                                   JANUS
                                                                                                                   ASPEN
                                INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                                       SERIES
-------------------------------------------------------------------------------------------------------------  ----------------
                                           GLOBAL         GLOBAL                       MID CAP
   CORE       DIVIDEND     FINANCIAL       HEALTH          REAL          HIGH           CORE
  EQUITY    GROWTH (d)*  SERVICES (e)*      CARE          ESTATE         YIELD         EQUITY       TECHNOLOGY    ENTERPRISE
-------------------------------------------------------------------------------------------------------------------------------

$    8,056  $        --  $         258   $         --  $      45,293  $     146,626  $         243  $      224  $          --

    10,923        1,777            617          8,955         14,893         23,157          4,623       1,700         98,784
     1,311          213             74          1,075          1,787          2,779            555         205         11,854
-------------------------------------------------------------------------------------------------------------------------------
    12,234        1,990            691         10,030         16,680         25,936          5,178       1,905        110,638
-------------------------------------------------------------------------------------------------------------------------------
    (4,178)      (1,990)          (433)       (10,030)        28,613        120,690         (4,935)     (1,681)      (110,638)
-------------------------------------------------------------------------------------------------------------------------------

    58,888       (4,426)        12,099        128,265       (263,612)        63,392         62,494      27,056        531,662

        --           --              --            --             --             --             --          --             --

        --           --              --            --             --             --             --          --             --
-------------------------------------------------------------------------------------------------------------------------------
    58,888      (4,426)         12,099        128,265       (263,612)        63,392         62,494      27,056        531,662
--------------- ----------------------------------------------------------------------------------------------------------------

   (60,164)      18,460         (3,925)      (102,482)       137,105       (178,238)       (74,590)    (35,893)      (595,536)
-------------------------------------------------------------------------------------------------------------------------------
$   (5,454) $    12,044  $       7,741   $     15,753  $     (97,894) $       5,844  $     (17,031) $  (10,518)  $   (174,512)
===============================================================================================================================

===============================================================================================================================

                                                                                                                   JANUS
                                                                                                                   ASPEN
                                INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                                       SERIES
-------------------------------------------------------------------------------------------------------------  ----------------
                                           GLOBAL         GLOBAL                       MID CAP
   CORE       DIVIDEND     FINANCIAL       HEALTH          REAL          HIGH           CORE
  EQUITY    GROWTH (d)*  SERVICES (e)*      CARE          ESTATE         YIELD         EQUITY       TECHNOLOGY    ENTERPRISE
-------------------------------------------------------------------------------------------------------------------------------

$   (4,178) $    (1,990) $        (433) $     (10,030) $     28,613  $      120,690  $      (4,935) $   (1,681) $    (110,638)
    58,888       (4,426)        12,099        128,265      (263,612)         63,392         62,494      27,056        531,662

   (60,164)      18,460         (3,925)      (102,482)      137,105        (178,238)       (74,590)    (35,893)      (595,536)
-------------------------------------------------------------------------------------------------------------------------------
    (5,454)      12,044          7,741         15,753       (97,894)          5,844        (17,031)    (10,518)      (174,512)
-------------------------------------------------------------------------------------------------------------------------------

     2,112          549            134            192         4,062           3,215          1,730          --         26,832
  (122,340)     (40,331)        (6,245)      (129,234)     (131,646)       (249,116)       (51,368)    (12,907)      (792,092)
   (64,793)     329,262       (140,186)      (103,089)       11,716       1,112,559       (133,855)     12,572       (352,120)
-------------------------------------------------------------------------------------------------------------------------------

  (185,021)     289,480       (146,297)      (232,131)     (115,868)        866,658       (183,493)       (335)    (1,117,380)
-------------------------------------------------------------------------------------------------------------------------------
  (190,475)     301,524       (138,556)      (216,378)     (213,762)        872,502       (200,524)    (10,853)    (1,291,892)
-------------------------------------------------------------------------------------------------------------------------------
   972,954           --        138,556        751,571     1,256,938       1,549,301        462,156     133,033      8,522,078
-------------------------------------------------------------------------------------------------------------------------------
$  782,479  $   301,524  $          --  $     535,193  $  1,043,176  $    2,421,803  $     261,632  $  122,180  $   7,230,186
===============================================================================================================================

                                                                              15

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                                                 LAZARD
                                                                   JANUS ASPEN SERIES (CONTINUED)           RETIREMENT SERIES
                                                              ---------------------------------------  -----------------------------
                                                                                                         EMERGING
                                                                                                          MARKETS    INTERNATIONAL
                                                                  JANUS       OVERSEAS     WORLDWIDE      EQUITY          EQUITY
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio shares ...  $     42,182  $     12,417  $    30,118  $     28,480  $       9,490
Expenses:
   Mortality and expense risk fees .........................        90,311        34,046       65,640        21,243          6,322
   Administrative fees .....................................        10,837         4,085        7,877         2,550            759
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ........................................       101,148        38,131       73,517        23,793          7,081
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................       (58,966)      (25,714)     (43,399)        4,687          2,409
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................       286,867      (119,427)     107,440       122,971         37,198
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................            --            --           --            --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................            --        25,896           --            --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ..................................       286,867       (93,531)     107,440       122,971         37,198
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................      (688,312)     (878,475)    (862,166)     (475,344)       (80,807)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................  $   (460,411) $   (997,720) $  (798,125) $   (347,686) $     (41,200)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

====================================================================================================================================

                                                                                                                 LAZARD
                                                                   JANUS ASPEN SERIES (CONTINUED)           RETIREMENT SERIES
                                                              ---------------------------------------  -----------------------------
                                                                                                         EMERGING
                                                                                                          MARKETS    INTERNATIONAL
                                                                  JANUS       OVERSEAS     WORLDWIDE      EQUITY          EQUITY
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........................  $    (58,966) $    (25,714) $   (43,399) $      4,687  $       2,409
   Net realized gain (loss) on investments in portfolio
     shares ................................................       286,867       (93,531)     107,440       122,971         37,198
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................      (688,312)     (878,475)    (862,166)     (475,344)       (80,807)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................      (460,411)     (997,720)    (798,125)     (347,686)       (41,200)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....        28,893         4,580       21,085         1,930            451
   Contract redemptions ....................................      (833,335)     (259,018)    (554,858)     (247,210)       (89,317)
   Net transfers (including mortality transfers) ...........      (142,868)     (607,694)     (86,686)     (532,772)        95,270
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ................................      (947,310)     (862,132)    (620,459)     (778,052)         6,404
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............    (1,407,721)   (1,859,852)  (1,418,584)   (1,125,738)       (34,796)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................     7,852,920     3,663,025    5,849,657     2,424,247        484,928
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $  6,445,199  $  1,803,173  $ 4,431,073  $  1,298,509  $     450,132
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================

                                                                                                                LORD
                                                                                                               ABBETT
      LAZARD RETIREMENT                                                              LEGG MASON PARTNERS       SERIES
     SERIES (CONTINUED)          LEGG MASON PARTNERS VARIABLE EQUITY TRUST          VARIABLE INCOME TRUST       FUND
--------------------------  ----------------------------------------------------  ------------------------  ---------------
     US                                   CLEARBRIDGE   CLEARBRIDGE                 WESTERN      WESTERN
 SMALL-MID         US       CLEARBRIDGE     EQUITY      FUNDAMENTAL  CLEARBRIDGE     ASSET        ASSET
    CAP         STRATEGIC    AGGRESSIVE     INCOME        ALL CAP      LARGE CAP  GLOBAL HIGH   STRATEGIC      CAPITAL
   EQUITY        EQUITY        GROWTH       BUILDER        VALUE        GROWTH     YIELD BOND     BOND        STRUCTURE
--------------------------------------------------------------------------------------------------------------------------

$         --  $      5,144  $       368  $       2,785  $     1,169  $       574  $    10,293  $    38,245  $       6,056

      19,992         6,248        2,045            746          982        1,754        2,907       11,201          3,034
       2,399           749          245             89          118          210          349        1,344            364
--------------------------------------------------------------------------------------------------------------------------
      22,391         6,997        2,290            835        1,100        1,964        3,256       12,545          3,398
--------------------------------------------------------------------------------------------------------------------------
     (22,391)       (1,853)      (1,922)         1,950           69       (1,390)       7,037       25,700          2,658
--------------------------------------------------------------------------------------------------------------------------

      (1,849)      (30,620)       6,672           (563)       1,001       22,558       (1,684)      66,963         21,504

       3,855            --           --             --           --           --           --           --             --

     102,380            --           --             --           --           --           --           --             --
--------------------------------------------------------------------------------------------------------------------------
     104,386       (30,620)       6,672           (563)       1,001       22,558       (1,684)      66,963         21,504
--------------------------------------------------------------------------------------------------------------------------

    (234,940)       35,182      (15,858)         2,259       (7,387)     (21,218)       8,055      (46,727)       (25,426)
--------------------------------------------------------------------------------------------------------------------------
$   (152,945) $      2,709  $   (11,108) $       3,646  $    (6,317)  $      (50)  $   13,408  $    45,936  $      (1,264)
===========================================================================================================================

===========================================================================================================================

                                                                                                                LORD
                                                                                                               ABBETT
      LAZARD RETIREMENT                                                              LEGG MASON PARTNERS       SERIES
     SERIES (CONTINUED)          LEGG MASON PARTNERS VARIABLE EQUITY TRUST          VARIABLE INCOME TRUST       FUND
--------------------------  ----------------------------------------------------  ------------------------  ---------------
     US                                   CLEARBRIDGE   CLEARBRIDGE                 WESTERN      WESTERN
 SMALL-MID         US       CLEARBRIDGE     EQUITY      FUNDAMENTAL  CLEARBRIDGE     ASSET        ASSET
    CAP         STRATEGIC    AGGRESSIVE     INCOME        ALL CAP      LARGE CAP  GLOBAL HIGH   STRATEGIC      CAPITAL
   EQUITY        EQUITY        GROWTH       BUILDER        VALUE        GROWTH     YIELD BOND     BOND        STRUCTURE
--------------------------------------------------------------------------------------------------------------------------

$    (22,391) $     (1,853) $    (1,922) $       1,950  $        69  $    (1,390) $     7,037  $    25,700  $       2,658
     104,386       (30,620)       6,672           (563)       1,001       22,558       (1,684)      66,963         21,504

    (234,940)       35,182      (15,858)         2,259       (7,387)     (21,218)       8,055      (46,727)       (25,426)
--------------------------------------------------------------------------------------------------------------------------
    (152,945)        2,709      (11,108)         3,646       (6,317)         (50)      13,408       45,936         (1,264)
--------------------------------------------------------------------------------------------------------------------------

      11,737           144           --             --           --           --           --          266            138
    (171,846)       (7,613)     (14,156)        (2,474)      (3,988)     (31,279)      (7,438)    (159,572)       (10,138)
    (314,339)      (50,983)     139,107        119,212        8,061       35,094     (316,470)     354,069        (75,568)
--------------------------------------------------------------------------------------------------------------------------

    (474,448)      (58,452)     124,951        116,738        4,073        3,815     (323,908)     194,763        (85,568)
--------------------------------------------------------------------------------------------------------------------------
    (627,393)      (55,743)     113,843        120,384       (2,244)       3,765     (310,500)     240,699        (86,832)
--------------------------------------------------------------------------------------------------------------------------
   1,986,967       548,286       71,428         24,221       82,650      120,030      430,020      716,995        298,882
--------------------------------------------------------------------------------------------------------------------------
$  1,359,574  $    492,543  $   185,271  $     144,605  $    80,406  $   123,795  $   119,520  $   957,694  $     212,050
===========================================================================================================================

                                                                              17

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================

                                                       LORD
                                                      ABBETT
                                                    SERIES FUND
                                                    (CONTINUED)      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                    -----------   -------------------------------------------------

                                                      GROWTH                                               SHORT
                                                        AND        MID-CAP                               DURATION
                                                      INCOME       GROWTH       PARTNERS      REGENCY      BOND
                                                    ---------------------------------------------------------------

Investment income:
   Income dividends from investments in
      portfolio shares .......................      $    29,759   $       --   $       --   $    5,841   $  93,225
Expenses:
   Mortality and expense risk fees ...........           53,339        6,150       22,863       12,090      28,933
   Administrative fees .......................            6,401          738        2,743        1,451       3,472
-------------------------------------------------------------------------------------------------------------------
      Total expenses .........................           59,740        6,888       25,606       13,541      32,405
-------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .....          (29,981)      (6,888)     (25,606)      (7,700)     60,820
-------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ........          (96,994)     106,961     (201,872)       7,847     (86,027)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares .......................               --           --           --           --          --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .......................               --           --           --           --          --
-------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on
            investments in portfolio
            shares ...........................          (96,994)     106,961     (201,872)       7,847     (86,027)
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..........................         (192,948)    (128,366)       7,182      (65,086)      1,932
-------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net
               assets from operations ........      $  (319,923)  $  (28,293)  $ (220,296)  $  (64,939)  $ (23,275)
===================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

=======================================================================================================================

                                                       LORD
                                                      ABBETT
                                                    SERIES FUND
                                                    (CONTINUED)        NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                    -----------   -----------------------------------------------------

                                                      GROWTH                                                  SHORT
                                                        AND        MID-CAP                                  DURATION
                                                      INCOME       GROWTH        PARTNERS      REGENCY        BOND
                                                    -------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...........      $   (29,981)  $   (6,888)  $   (25,606)  $    (7,700)  $    60,820
   Net realized gain (loss) on investments
      in portfolio shares ....................          (96,994)     106,961      (201,872)        7,847       (86,027)
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares .......................         (192,948)    (128,366)        7,182       (65,086)        1,932
-----------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets from operations ...........         (319,923)     (28,293)     (220,296)      (64,939)      (23,275)
-----------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) ...................            8,795        1,265         5,821           (19)        5,432
   Contract redemptions ......................         (309,022)     (94,747)     (283,606)      (77,118)     (253,226)
   Net transfers (including mortality
      transfers) .............................         (199,822)     321,877      (148,003)      (18,044)      200,474
-----------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets from contract owners'
            transactions .....................         (500,049)     228,395      (425,788)      (95,181)      (47,320)
-----------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net
                  assets .....................         (819,972)     200,102      (646,084)     (160,120)      (70,595)
-----------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............        4,641,580      338,352     2,092,826     1,022,058     2,332,260
-----------------------------------------------------------------------------------------------------------------------
                  Net assets, end of period ..      $ 3,821,608   $  538,454   $ 1,446,742   $   861,938   $ 2,261,665
=======================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================

   NEUBERGER BERMAN
 ADVISERS MANAGEMENT
   TRUST (CONTINUED)        NORTHERN LIGHTS VARIABLE TRUST              PIMCO VARIABLE INSURANCE TRUST
-----------------------   -----------------------------------   ------------------------------------------------
                                                                                                      FOREIGN
                                                      JNF                   COMMODITY-   EMERGING      BOND
 SMALL-CAP    SOCIALLY       JNF         JNF         MONEY         ALL      REALRETURN   MARKETS     US DOLLAR-
  GROWTH     RESPONSIVE    BALANCED     EQUITY       MARKET       ASSET      STRATEGY      BOND     HEDGED (F)*
----------------------------------------------------------------------------------------------------------------

$       --   $      107   $   63,749   $  30,905   $      989   $  46,176   $   25,515   $  4,507   $     1,123

     2,463        1,159       62,932      50,968      174,766       7,779        2,269      1,061           661
       296          139        7,552       6,116       20,972         933          272        127            80
----------------------------------------------------------------------------------------------------------------
     2,759        1,298       70,484      57,084      195,738       8,712        2,541      1,188           741
----------------------------------------------------------------------------------------------------------------
    (2,759)      (1,191)      (6,735)    (26,179)    (194,749)     37,464       22,974      3,319           382
----------------------------------------------------------------------------------------------------------------

    22,663        2,252       (6,505)    (70,762)          --      17,136       11,830       (935)          386

        --           --           --          --           --          --           --         --            --

        --           --           --          --           --          --           --         --           313
----------------------------------------------------------------------------------------------------------------
    22,663        2,252       (6,505)    (70,762)          --      17,136       11,830       (935)          699
----------------------------------------------------------------------------------------------------------------

   (37,638)     (12,944)     236,764      88,243           --     (56,126)     (48,136)     1,824         1,394
----------------------------------------------------------------------------------------------------------------
$  (17,734)  $  (11,883)  $  223,524   $  (8,698)  $ (194,749)  $  (1,526)  $  (13,332)  $  4,208   $     2,475
================================================================================================================

===========================================================================================================================

   NEUBERGER BERMAN
 ADVISERS MANAGEMENT
   TRUST (CONTINUED)           NORTHERN LIGHTS VARIABLE TRUST                    PIMCO VARIABLE INSURANCE TRUST
-----------------------   ----------------------------------------   ------------------------------------------------------
                                                                                                                FOREIGN
                                                          JNF                       COMMODITY-     EMERGING       BOND
SMALL-CAP     SOCIALLY       JNF            JNF          MONEY           ALL        REALRETURN      MARKETS    US DOLLAR-
 GROWTH      RESPONSIVE    BALANCED       EQUITY         MARKET         ASSET        STRATEGY        BOND      HEDGED (F)*
---------------------------------------------------------------------------------------------------------------------------

$   (2,759)  $   (1,191)  $    (6,735)  $   (26,179)  $   (194,749)  $    37,464   $     22,974   $    3,319   $       382
    22,663        2,252        (6,505)      (70,762)            --        17,136         11,830         (935)          699

   (37,638)     (12,944)      236,764        88,243             --       (56,126)       (48,136)       1,824         1,394
---------------------------------------------------------------------------------------------------------------------------
   (17,734)     (11,883)      223,524        (8,698)      (194,749)       (1,526)       (13,332)       4,208         2,475
---------------------------------------------------------------------------------------------------------------------------

      (190)          --        11,381        11,208        119,681            --             --          119            --
  (101,663)      (3,378)     (679,481)     (294,313)    (2,083,700)      (74,379)        (9,792)     (66,338)      (12,138)
   194,738      (20,588)     (126,236)     (149,068)       381,563       298,875         (4,009)     (64,803)      (29,281)
---------------------------------------------------------------------------------------------------------------------------

    92,885      (23,966)     (794,336)     (432,173)    (1,582,456)      224,496        (13,801)    (131,022)      (41,419)
---------------------------------------------------------------------------------------------------------------------------
    75,151      (35,849)     (570,812)     (440,871)    (1,777,205)      222,970        (27,133)    (126,814)      (38,944)
---------------------------------------------------------------------------------------------------------------------------
    93,637       63,557     5,284,721     4,211,969     14,867,864       478,028        177,654      184,003        71,379
---------------------------------------------------------------------------------------------------------------------------
$  168,788   $   27,708   $ 4,713,909   $ 3,771,098   $ 13,090,659   $   700,998   $    150,521   $   57,189   $    32,435
===========================================================================================================================

                                                                              19

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

=============================================================================================================

                                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                    ---------------------------------------------------------
                                                     GLOBAL
                                                      BOND       HIGH        REAL       SHORT-      TOTAL
                                                    UNHEDGED     YIELD      RETURN       TERM       RETURN
                                                    ---------------------------------------------------------

Investment income:
   Income dividends from investments
      in portfolio shares ....................      $  13,364   $ 11,622   $  58,118   $  6,930   $  124,622
Expenses:
   Mortality and expense risk fees ...........          6,536      2,110      35,952      9,125       59,237
   Administrative fees .......................            784        253       4,314      1,095        7,109
-------------------------------------------------------------------------------------------------------------
      Total expenses .........................          7,320      2,363      40,266     10,220       66,346
-------------------------------------------------------------------------------------------------------------
         Net investment income
            (expense) ........................          6,044      9,259      17,852     (3,290)      58,276
-------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio shares:
   Net realized gains (losses) on
      sales of investments in portfolio
      shares .................................         34,214      2,137     116,817        405      103,580
   Net realized short-term capital
      gain distributions from
      investments in portfolio shares ........         10,036         --      79,310        921       31,273
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .......................            550         --      12,603        268       33,836
-------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on
            investments in portfolio
            shares ...........................         44,800      2,137     208,730      1,594      168,689
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..........................        (17,376)    (2,482)     42,227     (4,601)    (124,414)
-------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in
               net assets from
               operations ....................      $  33,468   $  8,914   $ 268,809   $ (6,297)  $  102,551
=============================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

===================================================================================================================

                                                             PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                    ---------------------------------------------------------------
                                                     GLOBAL
                                                      BOND         HIGH         REAL         SHORT-       TOTAL
                                                    UNHEDGED       YIELD       RETURN        TERM        RETURN
                                                    ---------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...........      $   6,044   $    9,259   $    17,852   $  (3,290)  $    58,276
   Net realized gain (loss) on
      investments in portfolio shares ........         44,800        2,137       208,730       1,594       168,689
   Net change in unrealized
      appreciation (depreciation) of
      investments in portfolio shares ........        (17,376)      (2,482)       42,227      (4,601)     (124,414)
-------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in
            net assets from operations .......         33,468        8,914       268,809      (6,297)      102,551
-------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
   transactions:
   Net contract purchase payments
      (including breakage) ...................            331          117         5,631      23,971        34,980
   Contract redemptions ......................        (95,436)     (59,485)     (271,549)    (63,344)     (427,557)
   Net transfers (including mortality
      transfers) .............................        358,804     (232,671)      656,276      28,052      (519,495)
-------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
         assets from contract owners'
         transactions ........................        263,699     (292,039)      390,358     (11,321)     (912,072)
-------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in
               net assets ....................        297,167     (283,125)      659,167     (17,618)     (809,521)
-------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............        479,035      356,165     2,708,991     754,602     5,091,102
-------------------------------------------------------------------------------------------------------------------
               Net assets, end of
                  period .....................      $ 776,202   $   73,040   $ 3,368,158   $ 736,984   $ 4,281,581
===================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================================================

      PIONEER VARIABLE CONTRACTS TRUST              ROYCE CAPITAL FUND              RYDEX VARIABLE TRUST
----------------------------------------------   ------------------------   ------------------------------------

 EQUITY                   HIGH        MID CAP                                             BASIC         BIO-
 INCOME       FUND        YIELD        VALUE     MICRO-CAP     SMALL-CAP     BANKING    MATERIALS    TECHNOLOGY
----------------------------------------------------------------------------------------------------------------

$  22,799   $   2,702   $   30,355   $     665   $   21,989   $     4,314   $     219   $       --   $       --

   13,425       2,768        7,572       1,242       12,555        17,411         878        7,062        7,810
    1,610         332          908         149        1,507         2,089         105          847          937
----------------------------------------------------------------------------------------------------------------
   15,035       3,100        8,480       1,391       14,062        19,500         983        7,909        8,747
----------------------------------------------------------------------------------------------------------------
    7,764        (398)      21,875        (726)       7,927       (15,186)       (764)      (7,909)      (8,747)
----------------------------------------------------------------------------------------------------------------

   10,312       7,670      158,481      11,531      174,957       196,915     (16,855)      61,991       67,501

       --          --           --          --           --            --          --           --           --

       --      12,854           --          --           --            --          --       71,252           --
----------------------------------------------------------------------------------------------------------------
   10,312      20,524      158,481      11,531      174,957       196,915     (16,855)     133,243       67,501
----------------------------------------------------------------------------------------------------------------

   32,759     (35,054)    (158,051)    (20,021)    (326,626)     (221,910)       (836)    (230,565)      (9,255)
----------------------------------------------------------------------------------------------------------------
$  50,835   $ (14,928)  $   22,305   $  (9,216)  $ (143,742)  $   (40,181)  $ (18,455)  $ (105,231)  $   49,499
================================================================================================================

======================================================================================================================

         PIONEER VARIABLE CONTRACTS TRUST                ROYCE CAPITAL FUND               RYDEX VARIABLE TRUST
--------------------------------------------------   --------------------------   ------------------------------------

  EQUITY                     HIGH         MID CAP                                               BASIC         BIO-
  INCOME         FUND        YIELD         VALUE       MICRO-CAP     SMALL-CAP     BANKING    MATERIALS    TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------

$     7,764   $    (398)  $    21,875   $     (726)  $      7,927   $   (15,186)  $    (764)  $   (7,909)  $   (8,747)
     10,312      20,524       158,481       11,531        174,957       196,915     (16,855)     133,243       67,501

     32,759     (35,054)     (158,051)     (20,021)      (326,626)     (221,910)       (836)    (230,565)      (9,255)
----------------------------------------------------------------------------------------------------------------------
     50,835     (14,928)       22,305       (9,216)      (143,742)      (40,181)    (18,455)    (105,231)      49,499
----------------------------------------------------------------------------------------------------------------------

      7,970         600            20           --            875           924         240          775          480
   (132,174)    (21,784)       (9,145)     (19,214)       (91,024)     (170,505)     (2,414)     (45,569)     (81,926)
    544,455       9,299      (754,549)      42,372       (121,287)     (225,870)    (30,940)     (66,729)      12,291
----------------------------------------------------------------------------------------------------------------------

    420,251     (11,885)     (763,674)      23,158       (211,436)     (395,451)    (33,114)    (111,523)     (69,155)
----------------------------------------------------------------------------------------------------------------------
    471,086     (26,813)     (741,369)      13,942       (355,178)     (435,632)    (51,569)    (216,754)     (19,656)
----------------------------------------------------------------------------------------------------------------------
    990,114     223,759     1,103,179       77,006      1,164,449     1,627,555      98,054      634,442      594,561
----------------------------------------------------------------------------------------------------------------------
$ 1,461,200   $ 196,946   $   361,810   $   90,948   $    809,271   $ 1,191,923   $  46,485   $  417,688   $  574,905
======================================================================================================================

                                                                              21

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================================================

                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                   -------------------------------------------------------------

                                                   CONSUMER    DOW 2X                                 ENERGY
                                                   PRODUCTS   STRATEGY   ELECTRONICS    ENERGY       SERVICES
                                                   -------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ..........................   $  5,274   $     --   $        --   $       --   $       --
Expenses:
   Mortality and expense risk fees .............      2,277      4,301         2,717       15,092       16,090
   Administrative fees .........................        273        516           326        1,811        1,930
----------------------------------------------------------------------------------------------------------------
     Total expenses ............................      2,550      4,817         3,043       16,903       18,020
----------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .........      2,724     (4,817)       (3,043)     (16,903)     (18,020)
----------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........     16,669     22,073       (88,678)     123,625      139,569
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ..........................         --         --            --           --           --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ..........................         --         --        38,681        6,589      107,004
----------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
          in portfolio shares ..................     16,669     22,073       (49,997)     130,214      246,573
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ......................................       (957)    (1,611)       (2,057)    (233,914)    (439,157)
----------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ....................   $ 18,436   $ 15,645   $   (55,097)  $ (120,603)  $ (210,604)
================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

================================================================================================================

                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                  --------------------------------------------------------------
                                                   CONSUMER     DOW 2X                                ENERGY
                                                   PRODUCTS    STRATEGY    ELECTRONICS    ENERGY     SERVICES
                                                  --------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .............   $   2,724   $  (4,817)  $    (3,043)  $ (16,903)  $  (18,020)
   Net realized gain (loss) on investments
     in portfolio shares .......................      16,669      22,073       (49,997)    130,214      246,573
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ..........................        (957)     (1,611)       (2,057)   (233,914)    (439,157)
----------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
          from operations ......................      18,436      15,645       (55,097)   (120,603)    (210,604)
----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) .................................          75         (98)          209         992        4,168
   Contract redemptions ........................     (15,152)    (13,597)      (26,905)   (113,211)    (126,092)
   Net transfers (including mortality
     transfers) ................................     144,735     143,415        19,645      96,775     (214,210)
----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ......     129,658     129,720        (7,051)    (15,444)    (336,134)
----------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in
             net assets ........................     148,094     145,365       (62,148)   (136,047)    (546,738)
----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................     120,305     173,136        64,842     937,886    1,175,313
----------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..........   $ 268,399   $ 318,501   $     2,694   $ 801,839   $  628,575
================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================

                                         RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                          GOVERNMENT                                          INVERSE                      INVERSE
  EUROPE                    LONG                                  INVERSE    GOVERNMENT     INVERSE       RUSSELL
  1.25X      FINANCIAL    BOND 1.2X       HEALTH                  DOW 2X      LONG BOND   NASDAQ-100(R)    2000(R)
 STRATEGY    SERVICES     STRATEGY         CARE       INTERNET   STRATEGY     STRATEGY      STRATEGY      STRATEGY
---------------------------------------------------------------------------------------------------------------------

$       --   $       31   $      5,543   $      --   $      --   $      --   $       --   $          --   $      --

     5,510          398          4,801       2,468       1,355       1,624            4             180         130
       661           47            577         297         163         195            1              21          16
---------------------------------------------------------------------------------------------------------------------
     6,171          445          5,378       2,765       1,518       1,819            5             201         146
---------------------------------------------------------------------------------------------------------------------
    (6,171)        (414)           165      (2,765)     (1,518)     (1,819)          (5)           (201)       (146)
---------------------------------------------------------------------------------------------------------------------

  (107,168)         446         56,552      (5,714)     23,299      (7,350)          33          (1,884)     (2,563)

        --           --             --          --          --          --           --              --          --

        --           --             --          --          --          --           --              --          --
---------------------------------------------------------------------------------------------------------------------
  (107,168)         446         56,552      (5,714)     23,299      (7,350)          33          (1,884)     (2,563)
---------------------------------------------------------------------------------------------------------------------

    (1,929)      (4,710)        51,450     (11,793)    (28,911)    (31,928)        (113)           (342)        (72)
---------------------------------------------------------------------------------------------------------------------
$ (115,268)  $   (4,678)  $    108,167   $ (20,272)  $  (7,130)  $ (41,097)  $      (85)  $      (2,427)  $  (2,781)
=====================================================================================================================

=====================================================================================================================
                                          RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
                           GOVERNMENT                                          INVERSE                     INVERSE
  EUROPE                      LONG                                INVERSE    GOVERNMENT     INVERSE       RUSSELL
  1.25X      FINANCIAL      BOND 1.2X      HEALTH                 DOW 2X      LONG BOND   NASDAQ-100(R)    2000(R)
 STRATEGY     SERVICES      STRATEGY        CARE      INTERNET   STRATEGY     STRATEGY      STRATEGY      STRATEGY
---------------------------------------------------------------------------------------------------------------------

$   (6,171)  $     (414)  $        165   $  (2,765)  $  (1,518)  $  (1,819)  $       (5)  $        (201)  $    (146)
  (107,168)         446         56,552      (5,714)     23,299      (7,350)          33          (1,884)     (2,563)
    (1,929)      (4,710)        51,450     (11,793)    (28,911)    (31,928)        (113)           (342)        (72)
---------------------------------------------------------------------------------------------------------------------
  (115,268)      (4,678)       108,167     (20,272)     (7,130)    (41,097)         (85)         (2,427)     (2,781)
---------------------------------------------------------------------------------------------------------------------
       111        1,021            576         251          --          96           --              50          --
   (66,621)      (6,822)       (82,716)    (34,653)       (407)       (754)         (10)           (874)        (46)
     43,497         656      1,177,123     140,884    (120,307)    (15,122)        (459)         (9,011)    (14,743)
---------------------------------------------------------------------------------------------------------------------
   (23,013)      (5,145)     1,094,983     106,482    (120,714)    (15,780)        (469)         (9,835)    (14,789)
---------------------------------------------------------------------------------------------------------------------
  (138,281)      (9,823)     1,203,150      86,210    (127,844)    (56,877)        (554)        (12,262)    (17,570)
---------------------------------------------------------------------------------------------------------------------
   174,674       40,102        195,015      62,652     178,940     157,812          778          19,392      20,330
---------------------------------------------------------------------------------------------------------------------
$   36,393   $   30,279   $  1,398,165   $ 148,862   $  51,096   $ 100,935   $      224   $       7,130   $   2,760
=====================================================================================================================

                                                                              23

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

=================================================================================================================

                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                   --------------------------------------------------------------
                                                    INVERSE       JAPAN                 MID CAP
                                                    S&P 500        2X                    1.5X
                                                    STRATEGY    STRATEGY    LEISURE    STRATEGY    NASDAQ-100(R)
                                                   --------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ..........................   $      --   $     --   $     --   $       --   $          --
Expenses:
   Mortality and expense risk fees .............       2,179        601        944        3,065          15,408
   Administrative fees .........................         261         73        114          368           1,849
-----------------------------------------------------------------------------------------------------------------
     Total expenses ............................       2,440        674      1,058        3,433          17,257
-----------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .........      (2,440)      (674)    (1,058)      (3,433)        (17,257)
-----------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...........     (38,694)    29,066     39,781       24,020         181,652
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ..........................          --         --         --           --              --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ..........................          --         --         --           --              --
-----------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
         in portfolio shares ...................     (38,694)    29,066     39,781       24,020         181,652
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ......................................      18,101     (5,538)   (30,595)     (37,196)       (160,476)
-----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations .....................   $ (23,033)  $ 22,854   $  8,128   $  (16,609)  $       3,919
=================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

=================================================================================================================

                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                   --------------------------------------------------------------
                                                    INVERSE      JAPAN                MID CAP
                                                    S&P 500       2X                   1.5X
                                                   STRATEGY    STRATEGY   LEISURE    STRATEGY     NASDAQ-100(R)
                                                   --------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .............   $  (2,440)  $   (674)  $ (1,058)  $   (3,433)  $     (17,257)
   Net realized gain (loss) on investments in
     portfolio shares ..........................     (38,694)    29,066     39,781       24,020         181,652
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ..........................      18,101     (5,538)   (30,595)     (37,196)       (160,476)
-----------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .......................     (23,033)    22,854      8,128      (16,609)          3,919
-----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) .................................       1,050         --         --           --           2,283
   Contract redemptions ........................     (18,635)    (1,275)    (2,466)      (4,065)       (220,461)
   Net transfers (including mortality
     transfers) ................................      16,511    (17,624)  (179,916)    (122,983)       (295,187)
-----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ......      (1,074)   (18,899)  (182,382)    (127,048)       (513,365)
-----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in
           net assets ..........................     (24,107)     3,955   (174,254)    (143,657)       (509,446)
-----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................     194,575     34,060    209,268      295,550       1,454,174
-----------------------------------------------------------------------------------------------------------------
           Net assets, end of period ...........   $ 170,468   $ 38,015   $ 35,014   $  151,893   $     944,728
=================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================

                                         RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                     RUSSELL     S&P 500     S&P 500     S&P 500
NASDAQ-100(R)                PRECIOUS        REAL                 2000(R) 1.5X     2X         PURE         PURE
 2X STRATEGY      NOVA        METALS        ESTATE    RETAILING     STRATEGY    STRATEGY     GROWTH        VALUE
-------------------------------------------------------------------------------------------------------------------

$          --   $     190   $      949   $    5,311   $      --   $         --  $      --   $      --   $      78

        5,503       5,467       16,903        5,754       1,013          2,216      3,306       7,644       4,090
          661         656        2,028          690         122            266        396         917         490
-------------------------------------------------------------------------------------------------------------------
        6,164       6,123       18,931        6,444       1,135          2,482      3,702       8,561       4,580
-------------------------------------------------------------------------------------------------------------------
       (6,164)     (5,933)     (17,982)      (1,133)     (1,135)        (2,482)    (3,702)     (8,561)     (4,502)
-------------------------------------------------------------------------------------------------------------------

      (51,210)     38,847      157,033       70,244      41,888         33,381     (1,987)     90,005      27,586

       21,008          --           --           --          --             --         --          --          --

       62,464          --           --           --          --             --         --          --          --
-------------------------------------------------------------------------------------------------------------------
       32,262      38,847      157,033       70,244      41,888         33,381     (1,987)     90,005      27,586
-------------------------------------------------------------------------------------------------------------------

      (82,992)    (45,570)    (534,804)     (64,101)    (39,236)       (48,717)   (62,507)    (97,288)    (34,697)
-------------------------------------------------------------------------------------------------------------------
$     (56,894)  $ (12,656)  $ (395,753)  $    5,010   $    1,517  $    (17,818) $ (68,196)  $ (15,844)  $ (11,613)
===================================================================================================================

===================================================================================================================

                                         RYDEX VARIABLE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------
                                                                    RUSSELL      S&P 500     S&P 500     S&P 500
NASDAQ-100(R)                PRECIOUS        REAL                 2000(R) 1.5X     2X         PURE         PURE
 2X STRATEGY      NOVA        METALS        ESTATE     RETAILING   STRATEGY     STRATEGY     GROWTH        VALUE
-------------------------------------------------------------------------------------------------------------------

$      (6,164)  $  (5,933)  $  (17,982)  $   (1,133)  $  (1,135)  $     (2,482) $  (3,702)  $  (8,561)  $  (4,502)
       32,262      38,847      157,033       70,244      41,888         33,381     (1,987)     90,005      27,586

      (82,992)    (45,570)    (534,804)     (64,101)    (39,236)       (48,717)   (62,507)    (97,288)    (34,697)
-------------------------------------------------------------------------------------------------------------------
      (56,894)    (12,656)    (395,753)       5,010       1,517        (17,818)   (68,196)    (15,844)    (11,613)
-------------------------------------------------------------------------------------------------------------------

           10         236        5,309          377          --             --         14          --          --
      (38,386)    (17,132)    (130,223)    (118,792)    (18,820)       (26,587)   (30,598)    (46,044)    (37,302)
      269,273     (40,901)     (35,439)    (495,764)   (240,471)       (75,965)   367,490    (331,150)   (161,332)
-------------------------------------------------------------------------------------------------------------------

      230,897     (57,797)    (160,353)    (614,179)   (259,291)      (102,552)   336,906    (377,194)   (198,634)
-------------------------------------------------------------------------------------------------------------------
      174,003     (70,453)    (556,106)    (609,169)   (257,774)      (120,370)   268,710    (393,038)   (210,247)
-------------------------------------------------------------------------------------------------------------------
      235,860     452,263    1,600,416      761,779     299,231        241,634     74,083     796,528     424,818
-------------------------------------------------------------------------------------------------------------------
$     409,863   $ 381,810   $1,044,310   $  152,610   $  41,457   $    121,264  $ 342,793   $ 403,490   $ 214,571
===================================================================================================================

                                                                              25

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

==================================================================================================================

                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                      ------------------------------------------------------------
                                                         S&P         S&P          S&P         S&P         SGI
                                                        MIDCAP      MIDCAP     SMALLCAP    SMALLCAP       CLS
                                                       400 PURE    400 PURE    600 PURE    600 PURE    ADVISORONE
                                                        GROWTH      VALUE       GROWTH      VALUE        AMERIGO
                                                      ------------------------------------------------------------

Investment income:
   Income dividends from investments
      in portfolio shares ......................      $       --   $      --   $      --   $      --   $       --
Expenses:
   Mortality and expense risk fees .............          11,269       3,762       2,668       3,588        2,971
   Administrative fees .........................           1,353         452         320         430          356
------------------------------------------------------------------------------------------------------------------
      Total expenses ...........................          12,622       4,214       2,988       4,018        3,327
------------------------------------------------------------------------------------------------------------------
         Net investment income
            (expense) ..........................         (12,622)     (4,214)     (2,988)     (4,018)      (3,327)
------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio shares:
   Net realized gains (losses) on
      sales of investments in portfolio
      shares ...................................         135,073      17,378       6,130      17,268       (2,616)
   Net realized short-term capital
      gain distributions from
      investments in portfolio shares ..........              --          --          --          --           --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .........................          42,277          --          --          --           --
------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on
            investments in portfolio
            shares .............................         177,350      17,378       6,130      17,268       (2,616)
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ............................        (191,733)    (26,824)    (24,413)    (46,023)     (12,855)
------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in
               net assets from
               operations ......................      $  (27,005)  $ (13,660)  $ (21,271)  $ (32,773)  $  (18,798)
==================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

==================================================================================================================

                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                  ----------------------------------------------------------------
                                                      S&P           S&P         S&P          S&P          SGI
                                                    MIDCAP         MIDCAP     SMALLCAP     SMALLCAP       CLS
                                                   400 PURE       400 PURE    600 PURE     600 PURE    ADVISORONE
                                                    GROWTH         VALUE       GROWTH       VALUE        AMERIGO
                                                  ----------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .........      $    (12,622)  $   (4,214)  $ (2,988)   $   (4,018)  $   (3,327)
   Net realized gain (loss) on
      investments in portfolio shares ......           177,350       17,378       6,130       17,268       (2,616)
   Net change in unrealized
      appreciation (depreciation) of
      investments in portfolio shares ......          (191,733)     (26,824)    (24,413)     (46,023)     (12,855)
------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in
            net assets from operations .....           (27,005)     (13,660)    (21,271)     (32,773)     (18,798)
------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
   transactions:
   Net contract purchase payments
      (including breakage) .................               583           --          --           --           --
   Contract redemptions ....................          (197,683)     (22,449)    (33,274)     (24,781)      (3,716)
   Net transfers (including mortality
      transfers) ...........................          (980,269)     (52,534)    275,139      (53,394)     (35,365)
------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
         assets from contract owners'
         transactions ......................        (1,177,369)     (74,983)    241,865      (78,175)     (39,081)
------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in
               net assets ..................        (1,204,374)     (88,643)    220,594     (110,948)     (57,879)
------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............         1,466,633      342,443     282,152      364,471      269,786
------------------------------------------------------------------------------------------------------------------
               Net assets, end of
                  period ...................      $    262,259   $  253,800   $ 502,746   $  253,523   $  211,907
==================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================

                                                                                                                  THIRD
                                                                                                                  AVENUE
                                                                                                SELIGMAN         VARIABLE
                            RYDEX VARIABLE TRUST (CONTINUED)                                   PORTFOLIOS      SERIES TRUST
-----------------------------------------------------------------------------------------   ----------------   -------------
   SGI          SGI                                                   U.S.
   CLS       U.S. LONG                                             GOVERNMENT                COMMUNICATIONS
ADVISORONE     SHORT                      TELE-        TRANS-        MONEY                       AND
 CLERMONT    MOMENTUM    TECHNOLOGY   COMMUNICATIONS   PORTATION     MARKET     UTILITIES   INFORMATION (G)*      VALUE
----------------------------------------------------------------------------------------------------------------------------

$    1,325   $      --   $       --   $          836   $      --   $       59   $  11,360   $             --   $     18,311

       755       3,263        2,471            1,008       1,231       23,134       5,077              3,212         13,745
        91         392          297              121         148        2,776         609                386          1,650
----------------------------------------------------------------------------------------------------------------------------
       846       3,655        2,768            1,129       1,379       25,910       5,686              3,598         15,395
----------------------------------------------------------------------------------------------------------------------------
       479      (3,655)      (2,768)            (293)     (1,379)     (25,851)      5,674             (3,598)         2,916
----------------------------------------------------------------------------------------------------------------------------

       923        (320)      (2,656)           3,050      (1,558)          --      25,420            390,631       (253,533)

        --          --           --              798          --           --          --                 --             --

        --          --       11,114            1,576          --           --          --                 --             --
----------------------------------------------------------------------------------------------------------------------------
       923        (320)       8,458            5,424      (1,558)          --      25,420            390,631       (253,533)
----------------------------------------------------------------------------------------------------------------------------

    (3,377)    (16,762)     (31,059)         (19,405)    (11,893)          --      25,992           (357,174)        (2,877)
----------------------------------------------------------------------------------------------------------------------------
$   (1,975)  $ (20,737)  $  (25,369)  $      (14,274)  $ (14,830)  $  (25,851)  $  57,086   $         29,859   $   (253,494)
============================================================================================================================

============================================================================================================================

                                                                                                                  THIRD
                                                                                                                  AVENUE
                                                                                                SELIGMAN         VARIABLE
                            RYDEX VARIABLE TRUST (CONTINUED)                                   PORTFOLIOS      SERIES TRUST
-----------------------------------------------------------------------------------------   ----------------   -------------
   SGI          SGI                                                   U.S.
   CLS       U.S. LONG                                             GOVERNMENT               COMMUNICATIONS
ADVISORONE    SHORT                       TELE-         TRANS-       MONEY                       AND
 CLERMONT    MOMENTUM    TECHNOLOGY   COMMUNICATIONS   PORTATION     MARKET     UTILITIES   INFORMATION (G)*      VALUE
----------------------------------------------------------------------------------------------------------------------------

$      479   $  (3,655)  $   (2,768)  $         (293)  $  (1,379)  $  (25,851)  $   5,674   $         (3,598)  $      2,916
       923        (320)       8,458            5,424      (1,558)          --      25,420            390,631       (253,533)

    (3,377)    (16,762)     (31,059)         (19,405)    (11,893)          --      25,992           (357,174)        (2,877)
----------------------------------------------------------------------------------------------------------------------------
    (1,975)    (20,737)     (25,369)         (14,274)    (14,830)     (25,851)     57,086             29,859       (253,494)
----------------------------------------------------------------------------------------------------------------------------

        --          --          617              119           9       21,437         411                 --          9,795
    (2,565)     (1,263)     (16,526)          (1,956)     (9,004)    (463,341)    (21,835)           (40,073)      (102,899)
    46,820      (3,481)      15,035          (49,130)    (19,950)     392,026     468,461         (1,288,840)       (83,949)
----------------------------------------------------------------------------------------------------------------------------

    44,255      (4,744)        (874)         (50,967)    (28,945)     (49,878)    447,037         (1,328,913)      (177,053)
----------------------------------------------------------------------------------------------------------------------------
    42,280     (25,481)     (26,243)         (65,241)    (43,775)     (75,729)    504,123         (1,299,054)      (430,547)
----------------------------------------------------------------------------------------------------------------------------
    30,235     266,812      195,888          130,840     105,966    1,687,309     284,385          1,299,054      1,281,554
----------------------------------------------------------------------------------------------------------------------------
$   72,515   $ 241,331   $  169,645   $       65,599   $  62,191   $1,611,580   $ 788,508   $             --   $    851,007
============================================================================================================================

                                                                              27

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

=======================================================================================================================

                                                                                                              WELLS
                                                                                                              FARGO
                                                                                                            ADVANTAGE
                                                                      VAN ECK VIP TRUST                      VT FUNDS
                                                     ----------------------------------------------------   -----------
                                                                                  GLOBAL        MULTI-
                                                      EMERGING       GLOBAL        HARD        MANAGER
                                                       MARKETS        BOND        ASSETS     ALTERNATIVES   DISCOVERY
                                                     ------------------------------------------------------------------

Investment income:
   Income dividends from investments
      in portfolio shares .....................      $     49,224   $  95,116   $   21,841   $      2,685   $       --
Expenses:
   Mortality and expense risk fees ............            51,651      15,432       22,594          3,586       60,214
   Administrative fees ........................             6,198       1,852        2,711            431        7,226
-----------------------------------------------------------------------------------------------------------------------
      Total expenses ..........................            57,849      17,284       25,305          4,017       67,440
-----------------------------------------------------------------------------------------------------------------------
         Net investment income
            (expense) .........................            (8,625)     77,832       (3,464)        (1,332)     (67,440)
-----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio shares:
   Net realized gains (losses) on
      sales of investments in
      portfolio shares ........................           922,564      12,703      338,950          2,679      769,550
   Net realized short-term capital
      gain distributions from
      investments in portfolio shares .........                --      24,249           --             --           --
   Net realized long-term capital
      gain distributions from
      investments in portfolio shares .........                --          --       23,386          1,678           --
-----------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on
            investments in portfolio
            shares ............................           922,564      36,952      362,336          4,357      769,550
-----------------------------------------------------------------------------------------------------------------------
Net change in unrealized
   appreciation (depreciation) of
   investments in portfolio shares ............        (2,079,362)    (41,572)    (690,983)       (10,797)    (725,572)
-----------------------------------------------------------------------------------------------------------------------
            Net increase (decrease)
               in net assets from
               operations .....................      $ (1,165,423)  $  73,212   $ (332,111)  $     (7,772)  $  (23,462)
=======================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2011

============================================================================================================================

                                                                                                                  WELLS
                                                                                                                  FARGO
                                                                                                                ADVANTAGE
                                                                        VAN ECK VIP TRUST                        VT FUNDS
                                                     -------------------------------------------------------   -------------
                                                                                    GLOBAL         MULTI-
                                                       EMERGING        GLOBAL        HARD         MANAGER
                                                       MARKETS         BOND         ASSETS      ALTERNATIVES    DISCOVERY
                                                     -----------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ............      $     (8,625)  $    77,832   $    (3,464)  $     (1,332)  $    (67,440)
   Net realized gain (loss) on
      investments in portfolio shares .........           922,564        36,952       362,336          4,357        769,550
   Net change in unrealized
      appreciation (depreciation) of
      investments in portfolio shares .........        (2,079,362)      (41,572)     (690,983)       (10,797)      (725,572)
----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in
            net assets from operations ........        (1,165,423)       73,212      (332,111)        (7,772)       (23,462)
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners'
   transactions:
   Net contract purchase payments
      (including breakage) ....................            11,744         2,802         3,430            600         19,119
   Contract redemptions .......................          (617,240)     (121,883)     (240,836)       (25,551)      (620,595)
   Net transfers (including
      mortality transfers) ....................          (971,982)        3,855      (165,733)        30,004       (890,152)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
         assets from contract owners'
         transactions .........................        (1,577,478)     (115,226)     (403,139)         5,053     (1,491,628)
----------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease)
               in net assets ..................        (2,742,901)      (42,014)     (735,250)        (2,719)    (1,515,090)
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............         5,555,317     1,263,443     2,161,814        310,112      5,562,355
----------------------------------------------------------------------------------------------------------------------------
               Net assets, end of
                  period ......................      $  2,812,416   $ 1,221,429   $ 1,426,564   $    307,393   $  4,047,265
============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==================================================
  WELLS
  FARGO
 ADVANTAGE
 VT FUNDS          INTEREST
(CONINUED)    ADJUSTMENT ACCOUNTS
-----------   -------------------

                                      COMBINED
OPPORTUNITY    1 YEAR     5 YEAR       TOTAL
---------------------------------   --------------

$     4,859   $     --   $     --   $   1,882,897

     43,440         --         --       2,015,060
      5,213         --         --         241,808
---------------------------------   --------------
     48,653         --         --       2,256,868
---------------------------------   --------------
    (43,794)        --         --        (373,971)
---------------------------------   --------------

   (211,564)        --         --       4,603,961

         --         --         --         171,450

         --         --         --         616,944
---------------------------------   --------------
   (211,564)        --         --       5,392,355
---------------------------------   --------------

     38,708         --         --     (12,596,125)
---------------------------------   --------------
$  (216,650)  $     --   $     --   $  (7,577,741)
=================================   ==============

====================================================
   WELLS
   FARGO
ADVANTAGE
 VT FUNDS            INTEREST
 (CONINUED)    ADJUSTMENT ACCOUNTS
------------   --------------------

                                         COMBINED
OPPORTUNITY     1 YEAR      5 YEAR        TOTAL
-----------------------------------   --------------

$    (43,794)  $       --   $    --   $    (373,971)
    (211,564)          --        --       5,392,355

      38,708           --        --     (12,596,125)
-----------------------------------   --------------
    (216,650)          --        --      (7,577,741)
-----------------------------------   --------------

       7,523           --        --         577,303
    (460,145)      (9,779)     (116)    (19,752,225)
    (486,551)     (91,146)       --      (3,118,393)
-----------------------------------   --------------

    (939,173)    (100,925)     (116)    (22,293,315)
-----------------------------------   --------------
  (1,155,823)    (100,925)     (116)    (29,871,056)
-----------------------------------   --------------
   4,125,458      603,661     1,100     175,477,381
-----------------------------------   --------------
$  2,969,635   $  502,736   $   984   $ 145,606,325
===================================   ==============

                                                                              29

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

===============================================================================================================================

                                                                                                            ALLIANCEBERNSTEIN
                                                                                                                VARIABLE
                                                                                                                PRODUCTS
                                                                       THE ALGER PORTFOLIOS                      SERIES
                                                        --------------------------------------------------  -------------------
                                                           CAPITAL    LARGE CAP     MID CAP     SMALL CAP      GROWTH AND
                                                        APPRECIATION    GROWTH      GROWTH       GROWTH          INCOME
                                                        -----------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ................................  $     34,719  $   39,775  $        --  $        --  $              --
Expenses:
   Mortality and expense risk fees ...................       105,702      66,877       61,472       22,088              3,137
   Administrative fees ...............................        12,684       8,025        7,376        2,651                376
-------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..................................       118,386      74,902       68,848       24,739              3,513
-------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............       (83,667)    (35,127)     (68,848)     (24,739)            (3,513)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .................       843,764     182,719    (972,631)        2,424            (12,399)
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ................................            --          --           --           --                 --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ................................            --          --           --           --                 --
-------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
         in portfolio shares .........................       843,764     182,719     (972,631)       2,424            (12,399)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ............................................       187,319     452,626    1,855,814      400,735             40,011
-------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ...........................  $    947,416  $  600,218  $   814,335  $   378,420  $          24,099
===============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

===============================================================================================================================

                                                                                                            ALLIANCEBERNSTEIN
                                                                                                                VARIABLE
                                                                                                                PRODUCTS
                                                                        THE ALGER PORTFOLIOS                     SERIES
                                                        -----------------------------------------------     -------------------
                                                           CAPITAL    LARGE CAP     MID CAP     SMALL CAP      GROWTH AND
                                                        APPRECIATION    GROWTH      GROWTH       GROWTH          INCOME
                                                        -----------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...................  $    (83,667) $  (35,127) $   (68,848) $   (24,739) $          (3,513)
   Net realized gain (loss) on investments in
     portfolio shares ................................       843,764     182,719     (972,631)       2,424            (12,399)
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ................................       187,319     452,626    1,855,814      400,735             40,011
-------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .............................         947,416     600,218      814,335      378,420             24,099
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) .......................................        33,685      12,211        4,850        3,788                333
   Contract redemptions ..............................      (876,375)   (735,263)    (584,578)    (202,912)           (57,754)
   Net transfers (including mortality
     transfers) ......................................     (763,147)    (175,719)     (95,380)     (44,046)             8,986
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ............    (1,605,837)   (898,771)    (675,108)    (243,170)           (48,435)
-------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .........      (658,421)   (298,553)     139,227      135,250            (24,336)
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................     9,108,481   5,682,169    5,013,333    1,768,895            264,914
-------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...................  $  8,450,060  $5,383,616  $ 5,152,560  $ 1,904,145  $         240,578
===============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                                           DIREXION       DREYFUS
                                                                           INSURANCE    INVESTMENT
                 AMERICAN CENTURY VARIABLE PORTFOLIOS                        TRUST       PORTFOLIOS
-----------------------------------------------------------------------  ------------  -------------
                                                                                           SMALL         DREYFUS
                                                                            DYNAMIC         CAP         SOCIALLY        DREYFUS
                INCOME &       INFLATION                                     VP HY         STOCK       RESPONSIBLE       STOCK
  BALANCED       GROWTH       PROTECTION    INTERNATIONAL     VALUE          BOND          INDEX         GROWTH          INDEX
-----------------------------------------------------------------------------------------------------------------------------------

$     10,337  $     34,914  $       10,287  $      36,414  $     97,944  $      2,881  $         946  $       14,999  $   142,113

       6,768        28,936           7,431         19,813        56,402           798          2,623          21,416       97,886
         812         3,472             891          2,378         6,768            96            315           2,570       11,747
-----------------------------------------------------------------------------------------------------------------------------------
       7,580        32,408           8,322         22,191        63,170           894          2,938          23,986      109,633
-----------------------------------------------------------------------------------------------------------------------------------
       2,757         2,506           1,965         14,223        34,774         1,987         (1,992)         (8,987)      32,480
-----------------------------------------------------------------------------------------------------------------------------------

     (10,498)      (64,449)         11,139       (156,609)     (511,359)        6,810         12,949           9,686      (89,414)

          --            --              --             --            --            --             --              --           --

          --            --              --             --            --            --             --              --           --
-----------------------------------------------------------------------------------------------------------------------------------
     (10,498)      (64,449)         11,139       (156,609)     (511,359)        6,810         12,949           9,686      (89,414)
-----------------------------------------------------------------------------------------------------------------------------------

      60,499       332,893          13,741        322,573       961,909       (10,190)         8,938         213,839    1,034,727
-----------------------------------------------------------------------------------------------------------------------------------
$     52,758  $    270,950  $       26,845  $     180,187  $    485,324  $     (1,393) $      19,895  $      214,538  $   977,793
===================================================================================================================================

===================================================================================================================================

                                                                           DIREXION       DREYFUS
                                                                           INSURANCE    INVESTMENT
                 AMERICAN CENTURY VARIABLE PORTFOLIOS                        TRUST       PORTFOLIOS
-----------------------------------------------------------------------  ------------  -------------
                                                                                           SMALL         DREYFUS
                                                                            DYNAMIC         CAP         SOCIALLY        DREYFUS
                INCOME &       INFLATION                                     VP HY         STOCK       RESPONSIBLE       STOCK
  BALANCED       GROWTH       PROTECTION    INTERNATIONAL     VALUE          BOND          INDEX         GROWTH          INDEX
-----------------------------------------------------------------------------------------------------------------------------------

$      2,757  $      2,506  $        1,965  $      14,223  $     34,774  $      1,987  $      (1,992) $       (8,987) $    32,480
     (10,498)      (64,449)         11,139       (156,609)     (511,359)        6,810         12,949           9,686      (89,414)

      60,499       332,893          13,741        322,573       961,909       (10,190)         8,938         213,839    1,034,727
-----------------------------------------------------------------------------------------------------------------------------------
      52,758       270,950          26,845        180,187       485,324        (1,393)        19,895         214,538      977,793
-----------------------------------------------------------------------------------------------------------------------------------

         600         7,516              50          9,523        22,712             2             --           3,240       37,741
     (23,239)     (307,479)       (116,616)      (150,719)     (662,147)       (1,337)       (15,795)       (208,100)    (960,632)
        (202)       45,147         558,029         68,451      (140,854)      (55,911)        35,283         (19,717)     160,117
-----------------------------------------------------------------------------------------------------------------------------------

     (22,841)     (254,816)        441,463        (72,745)     (780,289)      (57,246)        19,488        (224,577)    (762,774)
-----------------------------------------------------------------------------------------------------------------------------------
      29,917        16,134         468,308        107,442      (294,965)      (58,639)        39,383         (10,039)     215,019
-----------------------------------------------------------------------------------------------------------------------------------
     519,386     2,358,231         108,990      1,625,213     4,746,489        68,954        167,098       1,820,009    8,151,217
-----------------------------------------------------------------------------------------------------------------------------------
  $  549,303  $  2,374,365  $      577,298  $   1,732,655  $  4,451,524  $     10,315  $     206,481  $    1,809,970  $ 8,366,236
===================================================================================================================================

                                                                              31

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                               DREYFUS                                                    INVESCO
                                                              VARIABLE                                                   VARIABLE
                                                             INVESTMENT                                                  INSURANCE
                                                                FUND                 FEDERATED INSURANCE SERIES          FUNDS (b)
                                                           -------------  --------------------------------------------  ------------
                                                                                              HIGH
                                                           INTERNATIONAL     MANAGED         INCOME     INTERNATIONAL      BASIC
                                                               VALUE      VOLATILITY (n)*    BOND II    EQUITY II (a)*     VALUE
                                                           -------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares .............................................  $      37,511  $        63,224  $   209,578  $        2,893  $    1,886
Expenses:
   Mortality and expense risk fees ......................         24,718           14,273       28,635           2,600       6,530
   Administrative fees ..................................          2,966            1,713        3,436             312         784
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .....................................         27,684           15,986       32,071           2,912       7,314
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..................          9,827           47,238      177,507            (19)      (5,428)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ................................       (375,402)         (47,578)     200,840        (240,217)     35,735
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...............             --               --           --              --          --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...............             --               --           --              --          --
       Net realized gain (loss) on investments in
          portfolio shares ..............................       (375,402)         (47,578)     200,840        (240,217)     35,735
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of  investments in portfolio shares ...................        422,396          120,027      (97,806)        157,209     (13,168)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ...................................  $      56,821  $       119,687  $   280,541  $      (83,027) $   17,139
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                               DREYFUS                                                    INVESCO
                                                              VARIABLE                                                   VARIABLE
                                                             INVESTMENT                                                  INSURANCE
                                                                FUND                 FEDERATED INSURANCE SERIES          FUNDS (b)
                                                           -------------  --------------------------------------------  ------------
                                                                                              HIGH
                                                           INTERNATIONAL     MANAGED         INCOME     INTERNATIONAL      BASIC
                                                               VALUE      VOLATILITY (n)*    BOND II    EQUITY II (a)*     VALUE
                                                           -------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ......................  $       9,827  $        47,238  $   177,507  $          (19) $   (5,428)
   Net realized gain (loss) on investments in
     portfolio shares ...................................       (375,402)         (47,578)     200,840        (240,217)     35,735
   Net change in unrealized appreciation
     (depreciation) of investments in
        portfolio shares ................................        422,396          120,027      (97,806)        157,209     (13,168)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
        from operations .................................         56,821          119,687      280,541         (83,027)     17,139
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ..........................................         12,231            6,289        2,200              12         409
   Contract redemptions .................................       (247,966)        (195,260)    (380,504)        (54,992)    (67,780)
   Net transfers (including mortality transfers) ........       (185,339)        (343,747)    (831,625)     (1,085,230)    307,532
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ....................       (421,074)        (532,718)  (1,209,929)     (1,140,210)    240,161
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........       (364,253)        (413,031)    (929,388)     (1,223,237)    257,300
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................      2,228,339        1,589,467    3,015,544       1,223,237     310,297
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ....................  $   1,864,086  $     1,176,436  $ 2,086,156  $           --  $  567,597
====================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

                            INVESCO VARIABLE INSURANCE FUNDS (CONTINUED) (b)*                        JANUS ASPEN SERIES
                          -------------------------------------------------------------------   ------------------------------
                            GLOBAL       GLOBAL                      MID CAP                                      GROWTH
   CORE       FINANCIAL     HEALTH        REAL           HIGH          CORE                                         AND
  EQUITY       SERVICES      CARE        ESTATE          YIELD        EQUITY      TECHNOLOGY     ENTERPRISE     INCOME (c)*
------------------------------------------------------------------------------------------------------------------------------

$    9,466   $      143   $      --   $     59,208   $    170,020   $    1,512   $         --   $      5,191   $      16,008

    12,922        1,801      10,475         14,846         22,612        5,653          1,541         95,561           8,420
     1,550          216       1,257          1,781          2,713          678            185         11,467           1,010
------------------------------------------------------------------------------------------------------------------------------
    14,472        2,017      11,732         16,627         25,325        6,331          1,726        107,028           9,430
------------------------------------------------------------------------------------------------------------------------------
   (5,006)      (1,874)    (11,732)         42,581        144,695       (4,819)        (1,726)      (101,837)          6,578
------------------------------------------------------------------------------------------------------------------------------

    14,823       24,767     (67,588)      (260,833)       116,803       18,921         24,345        401,487        (163,398)

        --           --          --             --             --           --             --             --              --

        --           --          --             --             --           --             --             --              --
------------------------------------------------------------------------------------------------------------------------------
    14,823       24,767     (67,588)      (260,833)       116,803       18,921         24,345        401,487        (163,398)
------------------------------------------------------------------------------------------------------------------------------

    68,491      (14,010)    110,036        395,672        (48,133)      46,338          (357)      1,390,575         263,691
------------------------------------------------------------------------------------------------------------------------------
$   78,308   $    8,883   $  30,716   $    177,420   $    213,365   $   60,440   $     22,262   $  1,690,225   $     106,871
==============================================================================================================================

==============================================================================================================================

                            INVESCO VARIABLE INSURANCE FUNDS (CONTINUED) (b)*                        JANUS ASPEN SERIES
                          -------------------------------------------------------------------   ------------------------------
                            GLOBAL       GLOBAL                      MID CAP                                      GROWTH
   CORE       FINANCIAL     HEALTH        REAL           HIGH          CORE                                         AND
  EQUITY       SERVICES      CARE        ESTATE          YIELD        EQUITY      TECHNOLOGY     ENTERPRISE     INCOME (c)*
------------------------------------------------------------------------------------------------------------------------------

$   (5,006)  $   (1,874)  $ (11,732)  $     42,581   $    144,695   $   (4,819)  $     (1,726)  $   (101,837)  $       6,578
    14,823       24,767     (67,588)      (260,833)       116,803       18,921         24,345        401,487        (163,398)

    68,491      (14,010)    110,036        395,672       (48,133)       46,338          (357)      1,390,575         263,691
------------------------------------------------------------------------------------------------------------------------------
    78,308        8,883      30,716        177,420        213,365       60,440         22,262      1,690,225         106,871
------------------------------------------------------------------------------------------------------------------------------

       608          400         242          6,286          4,091        1,648            449         33,394             214
  (127,185)     (20,401)    (97,446)      (106,958)      (486,819)     (46,450)       (27,334)    (1,024,122)       (114,240)
  (250,031)     (10,562)   (114,548)       (31,034)      (258,927)     (48,574)      (110,492)      (103,614)     (2,343,131)
------------------------------------------------------------------------------------------------------------------------------

  (376,608)     (30,563)   (211,752)      (131,706)      (741,655)     (93,376)      (137,377)    (1,094,342)     (2,457,157)
------------------------------------------------------------------------------------------------------------------------------
  (298,300)     (21,680)   (181,036)        45,714       (528,290)     (32,936)      (115,115)       595,883      (2,350,286)
------------------------------------------------------------------------------------------------------------------------------
 1,271,254      160,236     932,607      1,211,224      2,077,591      495,092        248,148      7,926,195       2,350,286
------------------------------------------------------------------------------------------------------------------------------
$  972,954   $  138,556   $ 751,571   $  1,256,938   $  1,549,301   $  462,156   $    133,033   $  8,522,078   $          --
==============================================================================================================================

                                                                              33

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                   JANUS ASPEN SERIES (CONTINUED)        LAZARD RETIREMENT SERIES
                                                              ---------------------------------------  -----------------------------
                                                                                                         EMERGING
                                                                                                          MARKETS     INTERNATIONAL
                                                                  JANUS       OVERSEAS     WORLDWIDE      EQUITY          EQUITY
------------------------------------------------------------------------------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ...............................................   $     83,832   $    22,997   $   33,582   $    26,309   $       6,221
Expenses:
   Mortality and expense risk fees ........................         95,868        41,870       69,110        27,735           5,769
   Administrative fees ....................................         11,504         5,024        8,293         3,328             692
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................        107,372        46,894       77,403        31,063           6,461
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ....................        (23,540)      (23,897)     (43,821)       (4,754)           (240)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................        279,366      (278,796)      80,821       227,173          27,649
   Net realized short-term capital gain distributions
     from investments in portfolio shares .................             --            --           --            --              --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................             --            --           --            --              --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .................................        279,366      (278,796)      80,821       227,173          27,649
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ......................        670,942     1,002,872      713,391       151,470          (8,846)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations .....................................   $    926,768   $   700,179   $  750,391   $   373,889   $      18,563
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================================

                                                                   JANUS ASPEN SERIES (CONTINUED)        LAZARD RETIREMENT SERIES
                                                              ---------------------------------------  -----------------------------
                                                                                                         EMERGING
                                                                                                          MARKETS     INTERNATIONAL
                                                                  JANUS       OVERSEAS     WORLDWIDE      EQUITY          EQUITY
------------------------------------------------------------------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ........................   $    (23,540)  $   (23,897)  $  (43,821)  $    (4,754)  $        (240)
   Net realized gain (loss) on investments in portfolio
     shares ...............................................        279,366      (278,796)       80,821      227,173          27,649
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...................        670,942     1,002,872      713,391       151,470          (8,846)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .......................................        926,768       700,179      750,391       373,889          18,563
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....         32,240         8,225       18,369         4,424             216
   Contract redemptions ...................................       (951,762)     (382,570)    (538,707)     (328,998)        (65,853)
   Net transfers (including mortality transfers) ..........       (131,855)      217,057     (21,039)       397,853         234,841
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ....................     (1,051,377)     (157,288)    (541,377)       73,279         169,204
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............       (124,609)      542,891      209,014       447,168         187,767
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................      7,977,529     3,120,134    5,640,643     1,977,079         297,161
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ......................   $  7,852,920  $  3,663,025   $5,849,657   $ 2,424,247   $     484,928
====================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

                                                                                                                   LORD
                                                                                                                  ABBETT
      LAZARD RETIREMENT                      LEGG MASON PARTNERS                       LEGG MASON PARTNERS        SERIES
     SERIES (CONTINUED)                     VARIABLE EQUITY TRUST                     VARIABLE INCOME TRUST        FUND
--------------------------  ------------------------------------------------------   ------------------------  ---------------
     US                                   CLEARBRIDGE   CLEARBRIDGE                    WESTERN      WESTERN
 SMALL-MID         US       CLEARBRIDGE     EQUITY      FUNDAMENTAL    CLEARBRIDGE      ASSET        ASSET
    CAP         STRATEGIC    AGGRESSIVE     INCOME        ALL CAP        LARGE CAP   GLOBAL HIGH   STRATEGIC      CAPITAL
   EQUITY        EQUITY        GROWTH       BUILDER      VALUE (d)*       GROWTH      YIELD BOND     BOND      STRUCTURE(e)*
-----------------------------------------------------------------------------------------------------------------------------

$     5,436   $      3,441  $        46  $        999   $      1,298   $       137   $    36,143   $   18,711  $       8,697

     23,427          5,908          446           304            894         1,965         3,069        8,577          4,148
      2,811            708           53            37            108           236           368        1,029            498
-----------------------------------------------------------------------------------------------------------------------------
     26,238          6,616          499           341          1,002         2,201         3,437        9,606          4,646
-----------------------------------------------------------------------------------------------------------------------------
    (20,802)        (3,175)        (453)          658            296        (2,064)       32,706        9,105          4,051
-----------------------------------------------------------------------------------------------------------------------------

    (28,592)       (31,532)       1,644        (1,543)        (1,506)       23,317        40,191        7,808        (58,555)

    112,193             --           --            --             --            --            --           --             --

     42,176             --           --            --             --            --            --           --             --
-----------------------------------------------------------------------------------------------------------------------------
    125,777        (31,532)       1,644        (1,543)        (1,506)       23,317        40,191        7,808        (58,555)
-----------------------------------------------------------------------------------------------------------------------------

    281,554         87,456        4,035         3,416         11,839       (13,720)      (36,044)      43,036         95,781
-----------------------------------------------------------------------------------------------------------------------------
$   386,529   $     52,749  $     5,226  $      2,531   $     10,629   $     7,533   $    36,853   $   59,949  $      41,277
==============================================================================================================================

==============================================================================================================================

                                                                                                                   LORD
                                                                                                                  ABBETT
      LAZARD RETIREMENT                      LEGG MASON PARTNERS                       LEGG MASON PARTNERS        SERIES
     SERIES (CONTINUED)                     VARIABLE EQUITY TRUST                     VARIABLE INCOME TRUST        FUND
--------------------------  ------------------------------------------------------   ------------------------  ---------------
     US                                   CLEARBRIDGE   CLEARBRIDGE                    WESTERN      WESTERN
 SMALL-MID         US       CLEARBRIDGE     EQUITY      FUNDAMENTAL    CLEARBRIDGE      ASSET        ASSET
    CAP         STRATEGIC    AGGRESSIVE     INCOME        ALL CAP        LARGE CAP   GLOBAL HIGH   STRATEGIC      CAPITAL
   EQUITY        EQUITY        GROWTH       BUILDER      VALUE (d)*       GROWTH      YIELD BOND     BOND      STRUCTURE(e)*
-----------------------------------------------------------------------------------------------------------------------------

$   (20,802)  $     (3,175) $      (453) $        658   $        296   $  (2,064)    $    32,706   $    9,105  $       4,051
    125,777        (31,532)       1,644        (1,543)        (1,506)     23,317          40,191        7,808        (58,555)

    281,554         87,456        4,035         3,416         11,839     (13,720)        (36,044)      43,036         95,781
-----------------------------------------------------------------------------------------------------------------------------
    386,529         52,749        5,226         2,531         10,629       7,533          36,853       59,949         41,277
-----------------------------------------------------------------------------------------------------------------------------

     12,198            199           --            --             --          --           1,250           --            263
   (329,016)       (40,563)      (8,764)       (4,821)        (2,252)     (9,633)         (9,516)    (132,135)       (67,512)
    (19,550)        55,533       39,891         2,014          8,525     (57,390)        256,201      375,085       (149,232)
-----------------------------------------------------------------------------------------------------------------------------

   (336,368)        15,169       31,127        (2,807)         6,273     (67,023)        247,935      242,950       (216,481)
-----------------------------------------------------------------------------------------------------------------------------
     50,161         67,918       36,353         (276)         16,902     (59,490)        284,788      302,899       (175,204)
-----------------------------------------------------------------------------------------------------------------------------
  1,936,806        480,368       35,075        24,497         65,748     179,520         145,232      414,096        474,086
-----------------------------------------------------------------------------------------------------------------------------
$ 1,986,967  $     548,286  $    71,428  $     24,221   $     82,650   $ 120,030     $   430,020   $  716,995  $     298,882
==============================================================================================================================

                                                                              35

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================

                                                     LORD
                                                    ABBETT
                                                    SERIES
                                                     FUND                    NEUBERGER BERMAN ADVISERS
                                                 (CONTINUED)                     MANAGEMENT TRUST
                                                 -----------   ----------------------------------------------------
                                                    GROWTH                                               SHORT
                                                     AND         MID-CAP                                DURATION
                                                    INCOME        GROWTH      PARTNERS     REGENCY        BOND
                                                 ------------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ........................   $    23,912   $        --   $   12,922   $   6,830   $   124,604
Expenses:
   Mortality and expense risk fees ...........        56,727         3,551       25,372      11,484        33,021
   Administrative fees .......................         6,808           426        3,045       1,378         3,963
-------------------------------------------------------------------------------------------------------------------
     Total expenses ..........................        63,535         3,977       28,417      12,862        36,984
-------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .......       (39,623)      (3,977)      (15,495)     (6,032)       87,620
-------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .........      (207,418)       49,640     (520,643)    (74,918)     (106,984)
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ........................            --            --           --          --            --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ........................            --            --           --          --            --
-------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on
         investments in portfolio shares .....      (207,418)       49,640     (520,643)    (74,918)     (106,984)
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..........................       914,169        24,309      793,492     284,976       119,907
-------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
           assets from operations ............   $   667,128   $    69,972   $  257,354   $ 204,026   $   100,543
===================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

====================================================================================================================

                                                     LORD
                                                    ABBETT
                                                    SERIES
                                                     FUND                      NEUBERGER BERMAN ADVISERS
                                                 (CONTINUED)                       MANAGEMENT TRUST
                                                 -----------   -----------------------------------------------------
                                                    GROWTH                                                 SHORT
                                                     AND       MID-CAP                                   DURATION
                                                    INCOME     GROWTH        PARTNERS       REGENCY        BOND
                                                 -------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ...........   $   (39,623)  $  (3,977)  $   (15,495)  $    (6,032)  $    87,620
   Net realized gain (loss) on investments
     in portfolio shares .....................      (207,418)     49,640      (520,643)      (74,918)     (106,984)
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ........................       914,169      24,309       793,492       284,976       119,907
--------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations .......................       667,128      69,972       257,354       204,026       100,543
--------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
     (including breakage) ....................        11,779         515         7,511         1,563         9,909
   Contract redemptions ......................      (687,531)    (30,043)     (185,734)      (90,840)     (408,644)
   Net transfers (including mortality
     transfers) ..............................       (94,625)     10,225       (29,607)       44,518       359,583
--------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ....      (770,377)    (19,303)     (207,830)      (44,759)      (39,152)
--------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net
           assets ............................      (103,249)     50,669        49,524       159,267        61,391
--------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............     4,744,829     287,683     2,043,302       862,791     2,270,869
--------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...........   $ 4,641,580   $ 338,352   $ 2,092,826   $ 1,022,058   $ 2,332,260
====================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================

 NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST (CONTINUED)              NORTHERN LIGHTS VARIABLE TRUST                 PIMCO  VARIABLE INSURANCE TRUST
----------------------------   ----------------------------------------------------   -------------------------------------
                                                              JNF
                                                             LOOMIS         JNF                    COMMODITY-   EMERGING
   SMALL-CAP      SOCIALLY         JNF           JNF         SAYLES        MONEY         ALL       REALRETURN    MARKETS
     GROWTH      RESPONSIVE      BALANCED      EQUITY       BOND (F)*      MARKET       ASSET       STRATEGY      BOND
---------------------------------------------------------------------------------------------------------------------------

$         --   $          21   $    76,733   $    29,625   $      255   $     2,447   $   34,511    $   22,652  $   8,681

         882             700        69,960        49,704          175       203,885        6,217         1,885      2,292
         106              84         8,395         5,965           21        24,466          746           227        275
---------------------------------------------------------------------------------------------------------------------------
         988             784        78,355        55,669          196       228,351        6,963         2,112      2,567
---------------------------------------------------------------------------------------------------------------------------
        (988)           (763)       (1,622)      (26,044)          59      (225,904)      27,548        20,540      6,114
---------------------------------------------------------------------------------------------------------------------------

     (12,073)          2,800      (200,624)     (306,549)     (48,548)           --       66,224       (26,652)    19,718

          --              --            --            --       50,482            --           --         2,775         --

          --              --            --            --           --            --           --            --         --
---------------------------------------------------------------------------------------------------------------------------
     (12,073)          2,800      (200,624)     (306,549)       1,934            --       66,224       (23,877)    19,718
---------------------------------------------------------------------------------------------------------------------------

      23,609          10,137       739,935     1,203,947       (3,049)           --      (33,426)       33,632     (4,679)
---------------------------------------------------------------------------------------------------------------------------
$     10,548   $      12,174   $   537,689   $   871,354   $   (1,056)  $  (225,904)  $   60,346    $   30,295  $  21,153
===========================================================================================================================

============================================================================================================================

 NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST (CONTINUED)              NORTHERN LIGHTS VARIABLE TRUST                 PIMCO  VARIABLE INSURANCE TRUST
----------------------------   ----------------------------------------------------   --------------------------------------
                                                              JNF
                                                             LOOMIS         JNF                    COMMODITY-    EMERGING
   SMALL-CAP      SOCIALLY         JNF           JNF         SAYLES        MONEY         ALL       REALRETURN     MARKETS
     GROWTH      RESPONSIVE      BALANCED      EQUITY       BOND (F)*      MARKET       ASSET       STRATEGY       BOND
----------------------------------------------------------------------------------------------------------------------------

$       (988)  $        (763)  $    (1,622)  $   (26,044)  $       59   $  (225,904)  $   27,548   $   20,540   $   6,114
     (12,073)          2,800      (200,624)     (306,549)       1,934            --       66,224      (23,877)     19,718

      23,609          10,137       739,935     1,203,947       (3,049)           --      (33,426)      33,632      (4,679)
---------------------------------------------------------------------------------------------------------------------------
      10,548          12,174       537,689       871,354       (1,056)     (225,904)      60,346       30,295      21,153
---------------------------------------------------------------------------------------------------------------------------

          --              --        13,657        13,590           --       104,583           --           --       1,335
     (17,289)        (19,572)   (1,175,699)     (671,333)        (137)   (3,589,393)    (110,167)      (6,516)    (32,042)
       8,995          23,615      (562,528)      (68,082)    (117,939)    1,914,597     (411,767)     (40,871)     87,722
---------------------------------------------------------------------------------------------------------------------------

      (8,294)          4,043    (1,724,570)     (725,825)    (118,076)   (1,570,213)    (521,934)     (47,387)     57,015
---------------------------------------------------------------------------------------------------------------------------
       2,254          16,217    (1,186,881)      145,529     (119,132)   (1,796,117)    (461,588)     (17,092)     78,168
---------------------------------------------------------------------------------------------------------------------------
      91,383          47,340     6,471,602     4,066,440      119,132    16,663,981      939,616      194,746     105,835
---------------------------------------------------------------------------------------------------------------------------
$     93,637   $      63,557   $ 5,284,721   $ 4,211,969   $       --   $14,867,864   $  478,028   $  177,654   $ 184,003
===========================================================================================================================

                                                                              37

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

=================================================================================================================

                                                            PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                    -------------------------------------------------------------
                                                     FOREIGN
                                                       BOND       GLOBAL
                                                    US DOLLAR-     BOND        HIGH         REAL       SHORT-
                                                      HEDGED     UNHEDGED     YIELD        RETURN       TERM
                                                    -------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ...........................   $    1,020   $  13,508   $  14,894   $   40,047   $   8,881
Expenses:
   Mortality and expense risk fees ..............          684       6,187       2,586       34,531      13,242
   Administrative fees ..........................           82         742         310        4,144       1,589
-----------------------------------------------------------------------------------------------------------------
     Total expenses .............................          766       6,929       2,896       38,675      14,831
-----------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..........          254       6,579      11,998        1,372      (5,950)
-----------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ............       (1,397)      2,580      19,221       29,642      22,169
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ...........................        1,665       9,901          --       22,000         629
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ...........................          315       1,980          --        2,201         519
-----------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
         in portfolio shares ....................          583      14,461      19,221       53,843      23,317
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares .......................................        1,538      26,945     (14,604)     115,541      (9,944)
-----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ......................   $    2,375   $  47,985   $  16,615   $  170,756   $   7,423
=================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

=================================================================================================================

                                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                    -------------------------------------------------------------
                                                     FOREIGN
                                                       BOND       GLOBAL
                                                    US DOLLAR-     BOND       HIGH         REAL        SHORT-
                                                      HEDGED     UNHEDGED     YIELD       RETURN        TERM
                                                    -------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..............   $      254   $   6,579   $  11,998   $    1,372   $  (5,950)
   Net realized gain (loss) on investments in
     portfolio shares ...........................          583      14,461      19,221       53,843      23,317
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ...........................        1,538      26,945     (14,604)     115,541      (9,944)
-----------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ........................        2,375      47,985      16,615      170,756       7,423
-----------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ..................................           --          (5)        738        7,642          (6)
   Contract redemptions .........................       (3,826)    (32,187)    (56,970)    (343,062)   (152,798)
   Net transfers (including mortality
     transfers) .................................       35,027     (21,667)    304,321      421,603     327,705
-----------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions .......       31,201     (53,859)    248,089       86,183     174,901
-----------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in
           net assets ...........................       33,576      (5,874)    264,704      256,939     182,324
-----------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................       37,803     484,909      91,461    2,452,052     572,278
-----------------------------------------------------------------------------------------------------------------
           Net assets, end of period ............   $   71,379   $ 479,035   $ 356,165   $2,708,991   $ 754,602
=================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================

   PIMCO
  VARIABLE
 INSURANCE
   TRUST
(CONTINUED)             PIONEER VARIABLE CONTRACTS TRUST                     ROYCE CAPITAL FUND      RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------
   TOTAL          EQUITY                        HIGH         MID CAP                                              BASIC
   RETURN         INCOME          FUND          YIELD         VALUE      MICRO-CAP     SMALL-CAP    BANKING     MATERIALS
---------------------------------------------------------------------------------------------------------------------------

$    143,738   $      19,260   $     2,608   $    29,888   $      718   $    18,763   $    1,665   $    1,937   $   3,453

      74,558          11,770         3,161         7,098          953        11,851       20,227        4,214       8,687
       8,947           1,413           379           852          114         1,422        2,427          505       1,042
---------------------------------------------------------------------------------------------------------------------------
      83,505          13,183         3,540         7,950        1,067        13,273       22,654        4,719       9,729
---------------------------------------------------------------------------------------------------------------------------
      60,233           6,077          (932)       21,938         (349)        5,490      (20,989)      (2,782)     (6,276)
---------------------------------------------------------------------------------------------------------------------------

     158,454         (40,612)        1,289        56,311        5,109       (97,819)     (23,970)     (48,549)    140,439

     147,503              --            --            --           --            --           --           --          --

       9,177              --            --            --           --            --           --           --          --
---------------------------------------------------------------------------------------------------------------------------
     315,134         (40,612)        1,289        56,311        5,109       (97,819)     (23,970)     (48,549)    140,439
---------------------------------------------------------------------------------------------------------------------------

      31,261         187,577        26,522        28,059        5,544       336,868      305,795        2,693     (55,345)
---------------------------------------------------------------------------------------------------------------------------
$    406,628   $     153,042   $    26,879   $   106,308   $   10,304   $   244,539   $  260,836   $  (48,638)  $  78,818
===========================================================================================================================

===========================================================================================================================

   PIMCO
  VARIABLE
 INSURANCE
  TRUST
(CONTINUED)              PIONEER VARIABLE CONTRACTS TRUST                ROYCE CAPITAL FUND        RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------------
  TOTAL          EQUITY                        HIGH         MID CAP                                               BASIC
  RETURN         INCOME          FUND          YIELD         VALUE       MICRO-CAP     SMALL-CAP    BANKING     MATERIALS
---------------------------------------------------------------------------------------------------------------------------

$     60,233   $       6,077   $      (932)  $    21,938   $     (349)  $    5,490    $  (20,989)  $   (2,782)  $  (6,276)
     315,134         (40,612)        1,289        56,311        5,109       97,819)      (23,970)     (48,549)    140,439

      31,261         187,577        26,522        28,059        5,544      336,868       305,795        2,693     (55,345)
---------------------------------------------------------------------------------------------------------------------------
     406,628         153,042        26,879       106,308       10,304      244,539       260,836      (48,638)     78,818
---------------------------------------------------------------------------------------------------------------------------

      14,141           7,202           900           273           --          777         1,257          221       1,251
    (794,249)       (138,856)      (42,618)      (72,591)     (17,289)    (160,951)     (215,813)     (43,861)    (80,212)
    (602,199)        (43,780)      (69,759)      591,048       10,433      254,582      (112,836)     102,203    (225,382)
---------------------------------------------------------------------------------------------------------------------------

  (1,382,307)       (175,434)     (111,477)      518,730       (6,856)      94,408      (327,392)      58,563    (304,343)
---------------------------------------------------------------------------------------------------------------------------
    (975,679)        (22,392)      (84,598)      625,038        3,448      338,947       (66,556)       9,925    (225,525)
---------------------------------------------------------------------------------------------------------------------------
   6,066,781       1,012,506       308,357       478,141       73,558      825,502     1,694,111       88,129     859,967
---------------------------------------------------------------------------------------------------------------------------
$  5,091,102   $     990,114   $   223,759   $ 1,103,179   $   77,006   $1,164,449    $1,627,555  $    98,054   $ 634,442
===========================================================================================================================

                                                                              39

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

========================================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                        ----------------------------------------------------------------
                                                                        CONSUMER     DOW 2X
                                                        BIOTECHNOLOGY   PRODUCTS    STRATEGY   ELECTRONICS     ENERGY
                                                        ----------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
      shares ........................................   $          --   $  1,401   $   1,109   $        --   $    4,065
Expenses:
   Mortality and expense risk fees ..................           4,738      1,315       1,921           727       12,154
   Administrative fees ..............................             569        158         231            87        1,459
------------------------------------------------------------------------------------------------------------------------
      Total expenses ................................           5,307      1,473       2,152           814       13,613
------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ............          (5,307)       (72)     (1,043)         (814)      (9,548)
------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...............         (21,882)    25,809      12,783       (25,493)     125,514
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares ........................................              --         --          --        18,098           --
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares ........................................              --         --          --            --           --
------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares .....................         (21,882)    25,809      12,783        (7,395)     125,514
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ...........................................          41,433     (5,584)     17,654        (3,160)       9,326
------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations ......................   $      14,244   $ 20,153   $  29,394   $   (11,369)  $  125,292
========================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

========================================================================================================================

                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                        ----------------------------------------------------------------
                                                                        CONSUMER     DOW 2X
                                                        BIOTECHNOLOGY   PRODUCTS    STRATEGY   ELECTRONICS     ENERGY
                                                        ----------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ..................   $      (5,307)  $    (72)  $  (1,043)  $      (814)  $   (9,548)
   Net realized gain (loss) on investments in
      portfolio shares ..............................         (21,882)    25,809      12,783        (7,395)     125,514
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ........................................          41,433     (5,584)     17,654        (3,160)       9,326
------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations .........................          14,244     20,153      29,394       (11,369)     125,292
------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) .....................................           1,271         --         100           250        2,435
   Contract redemptions .............................         (45,770)   (15,362)    (37,587)       (3,494)     (48,354)
   Net transfers (including mortality transfers) ....         554,402     12,068      55,238      (100,961)    (224,216)
------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..............         509,903     (3,294)     17,751      (104,205)    (270,135)
------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in
               net assets ...........................         524,147     16,859      47,145      (115,574)    (144,843)
------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................          70,414    103,446     125,991       180,416    1,082,729
------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ............   $     594,561   $120,305   $ 173,136   $    64,842   $  937,886
========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================

                                     RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                     GOVERNMENT                           INVERSE      INVERSE
               EUROPE                   LONG                              DYNAMIC    GOVERNMENT    INVERSE
  ENERGY       1.25X     FINANCIAL   BOND 1.2X      HEALTH                 DOW 2X     LONG BOND    MID-CAP
 SERVICES     STRATEGY    SERVICES    STRATEGY       CARE     INTERNET    STRATEGY    STRATEGY    STRATEGY
-----------------------------------------------------------------------------------------------------------

$       --   $   2,508   $     448   $    4,321   $     192   $     --   $      --   $       --   $     --

    13,495       1,793         766        2,648       1,166      1,422       1,311        1,509        175
     1,619         215          92          318         140        171         158          181         20
-----------------------------------------------------------------------------------------------------------
    15,114       2,008         858        2,966       1,306      1,593       1,469        1,690        195
-----------------------------------------------------------------------------------------------------------
   (15,114)        500        (410)       1,355      (1,114)    (1,593)     (1,469)      (1,690)      (195)
-----------------------------------------------------------------------------------------------------------

   185,076        (651)    (16,911)     (45,431)     10,732     16,371     (45,891)     (26,848)    (8,014)

        --          --          --           --          --         --          --           --         --

        --          --          --           --          --         --          --           --         --
-----------------------------------------------------------------------------------------------------------
   185,076        (651)    (16,911)     (45,431)     10,732     16,371     (45,891)     (26,848)    (8,014)
-----------------------------------------------------------------------------------------------------------

    23,287     (18,549)      1,614       35,439      (7,763)     5,035     (12,835)       2,911        988
-----------------------------------------------------------------------------------------------------------
$  193,249   $ (18,700)  $ (15,707)  $   (8,637)  $   1,855   $ 19,813   $ (60,195)  $  (25,627)  $ (7,221)
===========================================================================================================

===========================================================================================================

                                     RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------
                                     GOVERNMENT                           INVERSE      INVERSE
               EUROPE                   LONG                              DYNAMIC    GOVERNMENT    INVERSE
  ENERGY       1.25X     FINANCIAL   BOND 1.2X      HEALTH                 DOW 2X     LONG BOND    MID-CAP
 SERVICES     STRATEGY    SERVICES    STRATEGY       CARE     INTERNET    STRATEGY    STRATEGY    STRATEGY
-----------------------------------------------------------------------------------------------------------

$  (15,114)  $     500   $    (410)  $    1,355   $  (1,114)  $ (1,593)  $  (1,469)  $   (1,690)  $   (195)
   185,076        (651)    (16,911)     (45,431)     10,732     16,371     (45,891)     (26,848)    (8,014)

    23,287     (18,549)      1,614       35,439      (7,763)     5,035     (12,835)       2,911        988
-----------------------------------------------------------------------------------------------------------
   193,249     (18,700)    (15,707)      (8,637)      1,855     19,813     (60,195)     (25,627)    (7,221)
-----------------------------------------------------------------------------------------------------------

     9,111         261         296        1,253          --         --         400          550         --
  (105,108)     (8,039)     (9,552)     (12,733)    (22,308)   (10,298)    (17,089)     (15,519)      (809)
  (142,870)     22,990     (22,112)      63,922     (27,840)    32,203     161,397     (320,078)    (4,137)
-----------------------------------------------------------------------------------------------------------

  (238,867)     15,212     (31,368)      52,442     (50,148)    21,905     144,708     (335,047)    (4,946)
-----------------------------------------------------------------------------------------------------------
   (45,618)     (3,488)    (47,075)      43,805     (48,293)    41,718      84,513     (360,674)   (12,167)
-----------------------------------------------------------------------------------------------------------
 1,220,931     178,162      87,177      151,210     110,945    137,222      73,299      361,452     12,167
-----------------------------------------------------------------------------------------------------------
$1,175,313   $ 174,674   $  40,102   $  195,015   $  62,652   $178,940   $ 157,812   $      778   $     --
===========================================================================================================

                                                                              41

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

======================================================================================================================

                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                       ---------------------------------------------------------------
                                                                        INVERSE
                                                          INVERSE       RUSSELL     INVERSE       JAPAN
                                                       NASDAQ-100(R)    2000(R)     S&P 500        2X
                                                         STRATEGY       STRATEGY    STRATEGY    STRATEGY     LEISURE
                                                       ---------------------------------------------------------------

Investment income:
   Income dividends from investments in
     portfolio shares ..............................   $          --   $      --   $      --   $       --   $     197
Expenses:
   Mortality and expense risk fees .................             472       2,190       2,740        1,629       1,761
   Administrative fees .............................              56         263         329          195         211
----------------------------------------------------------------------------------------------------------------------
      Total expenses ...............................             528       2,453       3,069        1,824       1,972
----------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...........            (528)     (2,453)     (3,069)      (1,824)     (1,775)
----------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ...............         (14,410)    (65,642)    (14,372)     (25,607)     22,599
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares ........................................              --          --          --           --          --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares ........................................              --          --          --           --          --
----------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
           in portfolio shares .....................         (14,410)    (65,642)    (14,372)     (25,607)     22,599
----------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ..........................................           3,529      51,616     (22,100)       3,534      15,484
----------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets
             from operations .......................   $     (11,409)  $ (16,479)  $ (39,541)  $  (23,897)  $  36,308
======================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

======================================================================================================================

                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                       ---------------------------------------------------------------
                                                                        INVERSE
                                                          INVERSE       RUSSELL     INVERSE       JAPAN
                                                       NASDAQ-100(R)    2000(R)     S&P 500        2X
                                                         STRATEGY       STRATEGY    STRATEGY    STRATEGY     LEISURE
                                                       ---------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .................   $        (528)  $  (2,453)  $  (3,069)  $   (1,824)  $  (1,775)
   Net realized gain (loss) on investments in
     portfolio shares ..............................         (14,410)    (65,642)    (14,372)     (25,607)     22,599
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ........................................           3,529      51,616     (22,100)       3,534      15,484
----------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations .........................         (11,409)    (16,479)    (39,541)     (23,897)     36,308
----------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) .....................................              --        (130)      2,692            1          --
   Contract redemptions ............................         (16,950)    (32,020)    (19,818)     (10,087)    (25,329)
   Net transfers (including mortality transfers) ...          13,374    (288,334)    128,056      (28,065)    113,284
----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions ..............          (3,576)   (320,484)    110,930      (38,151)     87,955
----------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .....         (14,985)   (336,963)     71,389      (62,048)    124,263
----------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................          34,377     357,293     123,186       96,108      85,005
----------------------------------------------------------------------------------------------------------------------
             Net assets, end of period .............   $      19,392   $  20,330   $ 194,575   $   34,060   $ 209,268
======================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=====================================================================================================================

                                          RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
 MID CAP                                                                                        RUSSELL     S&P 500
   1.5X                     NASDAQ-100(R)                 PRECIOUS      REAL                 2000(R) 1.5X      2X
 STRATEGY   NASDAQ-100(R)    2X STRATEGY       NOVA        METALS      ESTATE    RETAILING     STRATEGY     STRATEGY
---------------------------------------------------------------------------------------------------------------------

$      --   $          --   $          --   $     901   $        50   $ 16,251   $      --   $         --   $     --
    2,670          15,303           3,049       5,940        15,472      5,832       2,558          2,893      1,154
      320           1,836             366         713         1,857        699         306            348        138
---------------------------------------------------------------------------------------------------------------------
    2,990          17,139           3,415       6,653        17,329      6,531       2,864          3,241      1,292
---------------------------------------------------------------------------------------------------------------------
   (2,990)        (17,139)         (3,415)     (5,752)      (17,279)     9,720      (2,864)        (3,241)    (1,292)
---------------------------------------------------------------------------------------------------------------------

   66,566         255,161          83,027      92,248       255,338     36,478      (4,638)        10,039     25,650

       --              --              --          --            --         --          --             --         --

       --              --              --          --            --         --          --             --         --
---------------------------------------------------------------------------------------------------------------------
   66,566         255,161          83,027      92,248       255,338     36,478      (4,638)        10,039     25,650
---------------------------------------------------------------------------------------------------------------------

    7,285         (62,352)        (51,750)    (20,535)      137,291     48,632      39,593         21,151        561
---------------------------------------------------------------------------------------------------------------------
$  70,861   $     175,670   $      27,862   $  65,961   $   375,350   $ 94,830   $  32,091   $     27,949   $ 24,919
=====================================================================================================================

=====================================================================================================================

                                          RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
 MID CAP                                                                                        RUSSELL     S&P 500
   1.5X                     NASDAQ-100(R)                 PRECIOUS      REAL                 2000(R) 1.5X      2X
 STRATEGY   NASDAQ-100(R)    2X STRATEGY       NOVA        METALS      ESTATE    RETAILING     STRATEGY     STRATEGY
---------------------------------------------------------------------------------------------------------------------

$  (2,990)  $     (17,139)  $      (3,415)  $  (5,752)  $   (17,279)  $  9,720   $  (2,864)  $     (3,241)  $ (1,292)
   66,566         255,161          83,027      92,248       255,338     36,478      (4,638)        10,039     25,650

    7,285         (62,352)        (51,750)    (20,535)      137,291     48,632      39,593         21,151        561
---------------------------------------------------------------------------------------------------------------------
   70,861         175,670          27,862      65,961       375,350     94,830      32,091         27,949     24,919
---------------------------------------------------------------------------------------------------------------------

       --           2,639             136         239         8,071        248          --            101        136
  (38,013)       (161,198)        (21,285)    (47,977)      (82,675)   (54,167)    (57,703)       (10,917)   (12,798)
   72,798         270,345         (64,333)    (98,724)      (14,373)   523,453     315,285        106,251    (20,819)
---------------------------------------------------------------------------------------------------------------------

   34,785         111,786         (85,482)   (146,462)      (88,977)   469,534     257,582         95,435    (33,481)
---------------------------------------------------------------------------------------------------------------------
  105,646         287,456         (57,620)    (80,501)      286,373    564,364     289,673        123,384     (8,562)
---------------------------------------------------------------------------------------------------------------------
  189,904       1,166,718         293,480     532,764     1,314,043    197,415       9,558        118,250     82,645
---------------------------------------------------------------------------------------------------------------------
$ 295,550   $   1,454,174   $     235,860   $ 452,263   $ 1,600,416   $761,779   $ 299,231   $    241,634   $ 74,083
=====================================================================================================================

                                                                              43

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

============================================================================================================================

                                                                          RYDEX VARIABLE TRUST (CONTINUED)
                                                             ---------------------------------------------------------------
                                                                                         S&P           S&P           S&P
                                                              S&P 500     S&P 500       MIDCAP       MIDCAP       SMALLCAP
                                                                PURE        PURE       400 PURE     400 PURE      600 PURE
                                                               GROWTH      VALUE        GROWTH        VALUE        GROWTH
                                                             ---------------------------------------------------------------

Investment income:
   Income dividends from investments in portfolio
     shares ..............................................   $      --   $   2,787   $        --   $     3,567   $       --
Expenses:
   Mortality and expense risk fees .......................       8,278       5,536         6,065        10,809        2,107
   Administrative fees ...................................         994         664           728         1,297          253
----------------------------------------------------------------------------------------------------------------------------
      Total expenses .....................................       9,272       6,200         6,793        12,106        2,360
----------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................      (9,272)     (3,413)       (6,793)       (8,539)      (2,360)
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .....................     109,828      53,338        63,023        72,833       28,596
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares ..............................................          --          --            --            --           --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares ..............................................          --          --            --            --           --
----------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
           portfolio shares ..............................     109,828      53,338        63,023        72,833       28,596
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio shares .....      47,107       9,935       152,381       (15,889)         893
----------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...........................   $ 147,663   $  59,860   $   208,611   $    48,405   $   27,129
============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

============================================================================================================================

                                                                          RYDEX VARIABLE TRUST (CONTINUED)
                                                             ---------------------------------------------------------------
                                                                                         S&P           S&P           S&P
                                                              S&P 500     S&P 500       MIDCAP       MIDCAP       SMALLCAP
                                                                PURE        PURE       400 PURE     400 PURE      600 PURE
                                                               GROWTH      VALUE        GROWTH        VALUE        GROWTH
                                                             ---------------------------------------------------------------

Changes from operations:
   Net investment income (expense) .......................   $  (9,272)  $  (3,413)  $    (6,793) $     (8,539)  $   (2,360)
   Net realized gain (loss) on investments in
     portfolio shares ....................................     109,828      53,338        63,023        72,833       28,596
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ..............................................      47,107       9,935       152,381       (15,889)         893
----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ....................................     147,663      59,860       208,611        48,405       27,129
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ...........................................          (1)         --            96            (2)          --
   Contract redemptions ..................................     (95,391)    (34,531)      (97,631)     (171,833)     (15,631)
   Net transfers (including mortality transfers) .........    (248,367)   (110,248)    1,040,432      (434,446)     101,844
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions ....................    (343,759)   (144,779)      942,897      (606,281)      86,213
----------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net assets .......    (196,096)    (84,919)    1,151,508      (557,876)     113,342
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................     992,624     509,737       315,125       900,319      168,810
----------------------------------------------------------------------------------------------------------------------------
                Net assets, end of period ................   $ 796,528   $ 424,818   $ 1,466,633  $    342,443   $  282,152
============================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
    S&P           SGI            SGI             SGI                                                           U.S.
 SMALLCAP         CLS            CLS          U.S. LONG                                                     GOVERNMENT
 600 PURE     ADVISORONE      ADVISORONE        SHORT                         TELE-                           MONEY
   VALUE     AMERIGO (G)*   CLERMONT (G)*   MOMENTUM (H)*   TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION      MARKET     UTILITIES
-----------------------------------------------------------------------------------------------------------------------------------

$       --   $        240   $         531   $          --   $       --   $        1,969   $           --   $       120   $   8,127

     8,261          3,115             337           3,282        2,490            3,518            1,592        27,449       3,698
       992            374              41             394          299              423              191         3,294         444
-----------------------------------------------------------------------------------------------------------------------------------
     9,253          3,489             378           3,676        2,789            3,941            1,783        30,743       4,142
-----------------------------------------------------------------------------------------------------------------------------------
    (9,253)        (3,249)            153          (3,676)      (2,789)          (1,972)          (1,783)      (30,623)      3,985
-----------------------------------------------------------------------------------------------------------------------------------

  (166,124)        (4,052)            800          (6,474)      29,102           46,444            6,027            --      17,695

        --             --              --              --           --               --               --            78          --

        --             --              --              --           --               --               --            --          --
-----------------------------------------------------------------------------------------------------------------------------------
  (166,124)        (4,052)            800          (6,474)      29,102           46,444            6,027            78      17,695
-----------------------------------------------------------------------------------------------------------------------------------

    72,684         39,890           1,632          32,748      (21,167)         (20,425)          12,306            --      (6,452)
-----------------------------------------------------------------------------------------------------------------------------------
$ (102,693)  $     32,589   $       2,585   $      22,598   $    5,146   $       24,047   $       16,550   $   (30,545)  $  15,228
===================================================================================================================================

===================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
    S&P           SGI            SGI             SGI                                                           U.S.
 SMALLCAP         CLS            CLS          U.S. LONG                                                     GOVERNMENT
 600 PURE     ADVISORONE      ADVISORONE        SHORT                         TELE-                           MONEY
   VALUE     AMERIGO (G)*   CLERMONT (G)*   MOMENTUM (H)*   TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION      MARKET     UTILITIES
-----------------------------------------------------------------------------------------------------------------------------------

$   (9,253)  $     (3,249)  $         153   $      (3,676)  $   (2,789)  $       (1,972)  $       (1,783)  $   (30,623)  $   3,985
  (166,124)        (4,052)            800          (6,474)      29,102           46,444            6,027            78      17,695

    72,684         39,890           1,632          32,748      (21,167)         (20,425)          12,306            --      (6,452)
-----------------------------------------------------------------------------------------------------------------------------------
  (102,693)        32,589           2,585          22,598        5,146           24,047           16,550       (30,545)     15,228
-----------------------------------------------------------------------------------------------------------------------------------

        (8)            --              --              --          215            1,073               33        10,116         195
   (71,583)        (4,418)         (2,964)         (8,774)     (29,228)         (37,687)         (10,968)     (537,410)    (17,058)
   193,395        (10,836)          3,344         (24,969)    (116,266)        (193,132)         (48,918)     (113,110)     (8,895)
-----------------------------------------------------------------------------------------------------------------------------------

   121,804        (15,254)            380         (33,743)    (145,279)        (229,746)         (59,853)     (640,404)    (25,758)
-----------------------------------------------------------------------------------------------------------------------------------
    19,111         17,335           2,965         (11,145)    (140,133)        (205,699)         (43,303)     (670,949)    (10,530)
-----------------------------------------------------------------------------------------------------------------------------------
   345,360        252,451          27,270         277,957      336,021          336,539          149,269     2,358,258     294,915
-----------------------------------------------------------------------------------------------------------------------------------
$  364,471   $    269,786   $      30,235   $     266,812   $  195,888   $      130,840   $      105,966   $ 1,687,309   $ 284,385
===================================================================================================================================

                                                                              45

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                  COLUMBIA                   THIRD
                                                                    FUNDS                   AVENUE
                                                                  VARIABLE                 VARIABLE
                                                              SERIES TRUST (L)*          SERIES TRUST      VAN ECK VIP TRUST (I)*
                                                      --------------------------------   ------------   ---------------------------
                                                      COMMUNICATIONS    CVP SELIGMAN
                                                            AND              GLOBAL                       EMERGING        GLOBAL
                                                        INFORMATION    TECHNOLOGY (M)*      VALUE          MARKETS      BOND (J)*
                                                      -----------------------------------------------------------------------------

Investment income:
   Income dividends from investments in
    portfolio shares ..............................   $           --   $            --   $     45,931   $     35,608   $    46,301
Expenses:
   Mortality and expense risk fees ................           18,769             7,294         15,213         67,209        15,840
   Administrative fees ............................            2,252               876          1,826          8,066         1,901
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..............................           21,021             8,170         17,039         75,275        17,741
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..........          (21,021)           (8,170)        28,892       (39,667)        28,560
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..............          306,081            37,649       (333,849)      (278,093)        5,427
   Net realized short-term capital gain
     distributions from investments in portfolio
     shares .......................................               --                --             --             --            --
   Net realized long-term capital gain
     distributions from investments in portfolio
     shares .......................................               --                --             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
           in portfolio shares ....................          306,081            37,649       (333,849)      (278,093)        5,427
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
    shares ........................................         (147,244)           34,761        443,437      1,539,230        19,992
-----------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net
               assets from operations .............   $      137,816   $        64,240   $    138,480   $  1,221,470   $    53,979
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2010

===================================================================================================================================

                                                                  COLUMBIA                   THIRD
                                                                    FUNDS                   AVENUE
                                                                  VARIABLE                 VARIABLE
                                                              SERIES TRUST (L)*          SERIES TRUST      VAN ECK VIP TRUST (I)*
                                                      --------------------------------   ------------   ---------------------------
                                                      COMMUNICATIONS    CVP SELIGMAN
                                                            AND              GLOBAL                       EMERGING        GLOBAL
                                                        INFORMATION    TECHNOLOGY (M)*      VALUE          MARKETS      BOND (J)*
                                                      -----------------------------------------------------------------------------

Changes from operations:
   Net investment income (expense) ................   $      (21,021)  $        (8,170)  $     28,892   $    (39,667)  $    28,560
   Net realized gain (loss) on investments in
     portfolio shares .............................          306,081            37,649       (333,849)      (278,093)        5,427
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares .......................................         (147,244)           34,761        443,437      1,539,230        19,992
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ........................          137,816            64,240        138,480      1,221,470        53,979
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ....................................            1,088             1,487         11,866         14,076         3,257
   Contract redemptions ...........................         (265,722)         (123,657)      (126,702)      (472,380)     (209,880)
   Net transfers (including mortality transfers) ..         (519,425)         (142,842)       (85,415)    (1,208,211)      (32,988)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions .............         (784,059)         (265,012)      (200,251)    (1,666,515)     (239,611)
-----------------------------------------------------------------------------------------------------------------------------------
             Net increase (decrease) in net
               assets .............................         (646,243)         (200,772)       (61,771)      (445,045)     (185,632)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................        1,945,297           684,823      1,343,325      6,000,362     1,449,075
-----------------------------------------------------------------------------------------------------------------------------------
                Net assets, end of period .........   $    1,299,054   $       484,051   $  1,281,554   $  5,555,317   $ 1,263,443
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================

        VAN ECK VIP                  WELLS FARGO                 INTEREST
  TRUST (CONTINUED) (I)*         ADVANTAGE VT FUNDS        ADJUSTMENT ACCOUNTS
--------------------------   --------------------------   ----------------------
  GLOBAL         MULTI-
   HARD          MANAGER                                                             COMBINED
ASSETS (K)*   ALTERNATIVES     DISCOVERY    OPPORTUNITY     1 YEAR      5 YEAR        TOTAL
--------------------------------------------------------------------------------  --------------

$     7,040   $         --   $         --   $    27,525   $      --   $      --   $   2,104,580

     23,283          4,400         50,098        45,235          --          --       2,149,311
      2,794            528          6,012         5,428          --          --         257,917
--------------------------------------------------------------------------------  --------------
     26,077          4,928         56,110        50,663          --          --       2,407,228
--------------------------------------------------------------------------------  --------------
    (19,037)        (4,928)       (56,110)      (23,138)         --          --        (302,648)
--------------------------------------------------------------------------------  --------------

   (183,652)         7,783        206,325      (260,298)         --          --      (1,254,868)

         --             --             --            --          --          --         365,324

         --             --             --            --          --          --          56,368
--------------------------------------------------------------------------------  --------------
   (183,652)         7,783        206,325      (260,298)         --          --        (833,176)
--------------------------------------------------------------------------------  --------------

    660,169          4,778      1,080,997     1,020,142          --          --      22,002,626
--------------------------------------------------------------------------------  --------------
$   457,480   $      7,633   $  1,231,212   $   736,706   $      --   $      --   $  20,866,802
================================================================================  ==============

================================================================================================

        VAN ECK VIP                  WELLS FARGO                 INTEREST
  TRUST (CONTINUED) (I)*         ADVANTAGE VT FUNDS        ADJUSTMENT ACCOUNTS
--------------------------   --------------------------   ----------------------
  GLOBAL         MULTI-
   HARD          MANAGER                                                             COMBINED
ASSETS (K)*   ALTERNATIVES     DISCOVERY    OPPORTUNITY     1 YEAR      5 YEAR        TOTAL
--------------------------------------------------------------------------------  --------------

$  (19,037)   $     (4,928)  $    (56,110)  $   (23,138)  $      --   $      --   $    (302,648)
  (183,652)          7,783        206,325      (260,298)         --          --        (833,176)

   660,169           4,778      1,080,997     1,020,142          --          --      22,002,626
--------------------------------------------------------------------------------  --------------
   457,480           7,633      1,231,212       736,706          --          --      20,866,802
--------------------------------------------------------------------------------  --------------

     3,992           4,532         21,172         6,965          --          --         591,153
  (316,762)        (46,194)      (520,511)     (390,073)    (62,552)    (86,334)    (24,651,561)
   (39,265)        (64,323)     1,075,864       265,534      94,220       2,268      (2,061,767)
--------------------------------------------------------------------------------  --------------

  (352,035)       (105,985)       576,525      (117,574)     31,668     (84,066)    (26,122,175)
--------------------------------------------------------------------------------  --------------
   105,445         (98,352)     1,807,737       619,132      31,668     (84,066)     (5,255,373)
--------------------------------------------------------------------------------  --------------
 2,056,369         408,464      3,754,618     3,506,326     571,993      85,166     180,732,754
--------------------------------------------------------------------------------  --------------
$2,161,814    $    310,112   $  5,562,355   $ 4,125,458   $ 603,661   $   1,100   $ 175,477,381
================================================================================  ==============

                                                                              47

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(1)   GENERAL

      Jefferson   National  Life   Insurance   Company  (the   "Company")  is  a
wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"). On
December  30,  2011,  a group  of  investors,  along  with  certain  members  of management of JNFC,  consummated an $83 million  management buyout, the proceeds of which  were used to acquire  the  outstanding  shares of JNFC and  contribute
$20,660,000 of capital to the company.  The Company has established two separate accounts within Jefferson National Life Annuity Account F ("Account F"). Account
F is a segregated  investment  account for individual and group variable annuity contracts,  which are registered  under the Securities Act of 1933. One account, also named Jefferson National Life Annuity Account F ("Variable  Account") which serves the variable  annuity  portion of the contract,  is registered  under the
Investment  Company Act of 1940, as amended,  as a unit  investment  trust.  The other account,  Jefferson National Interest  Adjustment Account ("IAA"),  offers investments  options that pay fixed rates of interest as declared by the Company for  specified  periods  (one,  three and five years) from the date  amounts are allocated to the IAA. The IAA is not  registered as an investment  company under the Investment Company Act of 1940.

      The  operations of Account F are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment  adviser  and is 100%  owned by JNFC.  JNF  serves as  adviser to the
Northern  Lights JNF portfolios,  but  sub-advises the investment  management of these portfolios to an unaffiliated registered investment adviser.

      Various  lawsuits  against the Company may arise in the ordinary course of the Company's  business.  Contingent  liabilities  arising from ordinary  course litigation,  income  taxes and other  matters are not expected to be material in relation to the financial  position of the Company.  Effective October 23, 2002,
the  Company  was  acquired  from  Conseco  Life  Insurance   Company  of  Texas
("Conseco")  and is  indemnified  by  Conseco  for  all  cases  known  as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account F is a party or to which the assets of Account F are  subject.  Neither the Company nor
Jefferson  National  Financial  Securities  Corporation,  the distributor of the
Account  F's  contracts,  is  involved  in any  litigation  that is of  material importance in relation to their total assets or that relates to Account F.

      Besides  the three  guarantee  periods of the IAA  option,  the  following
Variable  Account  investment  options  are  available  to new  investors  as of
December 31, 2011:

THE ALGER PORTFOLIOS
   Capital Appreciation Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund
COLUMBIA FUNDS VARIABLE SERIES TRUST
   CVP Seligman Global Technology Fund
DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund
THE DREYFUS INVESTMENT PORTFOLIOS
   Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio
FEDERATED INSURANCE SERIES
   High Income Bond II
   Managed Volatility II
INVESCO VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Equity Fund Series I
   Dividend Growth Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I
JANUS ASPEN SERIES
   Enterprise Portfolio
   Janus Portfolio
   Overseas Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Equity Portfolio
   International Equity Portfolio
   US Small-Mid Cap Equity Portfolio
   US Strategic Equity Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   ClearBridge Aggressive Growth Portfolio
   ClearBridge Equity Income Builder Portfolio
   ClearBridge Fundamental All Cap Value Portfolio
   ClearBridge Large Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST
   Western Asset Global High Yield Bond Fund Portfolio
   Western Asset Strategic Bond Fund Portfolio
LORD ABBETT SERIES FUND, INC.
   Capital Structure Portfolio
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Short Duration Bond Portfolio
   Small-Cap Growth Portfolio
   Socially Responsive Portfolio
NORTHERN LIGHTS VARIABLE TRUST
   JNF Balanced Portfolio
   JNF Equity Portfolio
   JNF Money Market Portfolio
PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar-Hedged Portfolio
   Global Bond Unhedged Portfolio
   High Yield Portfolio
   Real Return Bond Portfolio
   Short-Term Portfolio
   Total Return Portfolio
PIONEER VARIABLE CONTRACTS TRUST
   Equity Income Portfolio
   Fund Portfolio
   Mid Cap Value Portfolio
ROYCE CAPITAL PORTFOLIO
   Micro-Cap Portfolio
   Small-Cap Portfolio
RYDEX VARIABLE TRUST
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Consumer Products Fund
   Dow 2X Strategy Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Europe 1.25X Strategy Fund
   Financial Services Fund
   Government Long Bond 1.2X Strategy Fund
   Health Care Fund
   Internet Fund
   Inverse Dow 2X Strategy Fund
   Inverse Government Long Bond Strategy Fund
   Inverse Mid-Cap Strategy Fund
   Inverse NASDAQ-100(R) Strategy Fund
   Inverse Russell 2000(R) Strategy Fund
   Inverse S&P 500 Strategy Fund
   Japan 2X Strategy Fund
   Leisure Fund
   Mid Cap 1.5X Strategy Fund
   NASDAQ-100(R) Fund
   NASDAQ-100(R) 2X Strategy Fund
   Nova Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000(R) 1.5X Strategy Fund
   S&P 500 2X Strategy Fund
   S&P 500 Pure Growth Fund
   S&P 500 Pure Value Fund
   S&P MidCap 400 Pure Growth Fund
   S&P MidCap 400 Pure Value Fund
   S&P SmallCap 600 Pure Growth Fund
   S&P SmallCap 600 Pure Value Fund
   SGI CLS AdvisorOne Amerigo Fund
   SGI CLS AdvisorOne Clermont Fund
   SGI U.S. Long Short Momentum Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund
THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio
VAN ECK VIP TRUST
   Emerging Markets Fund
   Global Bond Fund
   Global Hard Assets Fund
   Multi-Manager Alternatives Fund
WELLS FARGO ADVANTAGE VT PORTFOLIOS
   Discovery Fund
   Opportunity Fund

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

      The  financial  statements  are  prepared  in  accordance  with  Generally
Accepted  Accounting  Principles  in the United  States of America  (GAAP).  The
preparation of financial  statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements and the reported increases and decreases in net assets from operations  during the reporting  period.  Actual results could differ from those estimates.

NEW ACCOUNTING PROUNOUNCEMENTS

      In May 2011,  the Financial  Accounting  Standards  Board,  issued ASU No.
2011-04,  Fair Value  Measurement.  The ASU generally  aligns the principles for fair value measurements and the related disclosure  requirements under GAAP. The
ASU  changes  certain  fair  value  measurement   principles  and  enhances  the
disclosure requirements,  particularly for Level 3 fair value measurements.  The amendment is effective on a prospective  basis for interim and annual  reporting periods  beginning  after December 15, 2011 and early adoption is not permitted.
Management is currently  assessing the impact of the adoption of this  guidance, but does not  anticipate  any  material  impact on its  results  of  operations, financial position or liquidity.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments  in  portfolio  shares are valued using the net asset value of the respective  portfolios at the end of each New York Stock  Exchange  business
day,  as  determined  by  the  investment   fund  managers.   Investment   share
transactions  are  accounted  for on a trade  date  basis (the date the order to purchase or redeem  shares is executed)  and dividend  income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis.  Account F does not hold any investments that are restricted as to resale.

      Investment  income and net realized  capital gains (losses) and unrealized appreciation  (depreciation)  on  investments  are allocated to the contracts on each valuation  period based on each  contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision  for federal  income taxes has been made in the  accompanying financial statements because the operations of

                                                                              49

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

Account F are included in the total operations of the Company,  which is treated as a life  insurance  company for federal income tax purposes under the Internal
Revenue Code.  Net  investment  income and realized  capital gains  (losses) are retained in Account F and are not taxable until  received by the contract  owner or beneficiary in the form of annuity payments or other distributions.

      Account  F does not  believe  it has  taken  any  material  uncertain  tax positions and, accordingly,  it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

ANNUITY RESERVES

      Contract  reserves for  deferred  annuities  and for annuity  payments not involving life  contingencies  are comprised of net contract  purchase  payments less  redemptions  and benefits.  These  reserves are adjusted daily for the net investment  income  (expense)  and net realized  gains  (losses) and  unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract  owners' life contingent  annuity payment reserves are computed  according to the A2000  Annuitant  Mortality  Table.  The standard  assumed  investment  return  is 3  percent  or 5  percent  based  upon annuitant's selection.  The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the  variable  annuity  account by the  Company to cover  greater  longevity  of annuitants  than  expected.  Conversely,  if amounts  allocated  exceed  amounts required,  transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net  Transfers  line of the  accompanying  Statement of Changes in Net
Assets is comprised of the net of any  transfers  into or from the fund from any other funds within this  product plus any transfer of mortality  risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage  is defined as the gain or loss  resulting  from the  differences between the transaction  effective and processing dates. This amount is included in the Net contract  purchase  payments  line in the  accompanying  Statement of
Changes in Net Assets.  Breakage  resulted in expense of $763 and $1,706 for the years ended December 31, 2011 and 2010, respectively.

(3)   FINANCIAL INSTRUMENTS AND FAIR VALUE

      GAAP  defines  fair value as the price that would be  received  to sell an asset or paid to transfer a liability in an orderly  transaction  between market participants  on the  measurement  date.  GAAP also  establishes a hierarchy for inputs to be used in measuring  fair value that  maximizes the use of observable inputs and minimizes the use of  unobservable  inputs by requiring that the most unobservable  inputs be used when available.  Observable  inputs are inputs that market  participants  would use in pricing the asset  developed  based on market data obtained from sources  independent  of Account F.  Unobservable  inputs are inputs  that  reflect  Account  F's  assumptions  about the  assumptions  market participants  would  use in  pricing  the  asset  based on the best  information available in the  circumstances.  The hierarchy is broken down into three levels based on the reliability of inputs as follows:

      o Level 1- Observable  inputs are  unadjusted, quoted prices for identical
                 assets or  liabilities   in active  markets at the  measurement
                 date.  Level 1 securities  include highly liquid U.S.  Treasury securities and certain common stocks.

      o Level 2- Observable inputs other than quoted  prices included in Level 1
                 that  are  observable  for  the  asset  or   liability  through
                 corroboration  with market data  at the measurement  date. Most
                 debt   securities,  mutual  funds,  preferred  stocks,  certain
                 equity securities,  short-term investments and derivatives  are model priced using  observable  inputs and are classified  with
                 Level 2.

      o Level 3- Unobservable inputs  that  reflect management's  best  estimate of what market  participants would use in pricing  the asset or liability at the  measurement date. Examples of  Level 3 assets include  investments  in limited  partnerships.

      Investments  in  portfolio  shares are valued using the net asset value of the respective  portfolios at the end of each New York Stock  Exchange  business day, as determined by the  respective  fund  managers.  Account F includes these prices in the amounts disclosed in Level 2 of the hierarchy.

      The following table presents our assets and liabilities  that are measured at fair  value on a  recurring  basis and are  categorized  using the fair value hierarchy.

                          FAIR VALUE MEASUREMENTS USING
===============================================================================
                                     QUOTED PRICES   SIGNIFICANT
                                      IN ACTIVE          OTHER     SIGNIFICANT
                                     MARKETS FOR      OBSERVABLE   UNOBSERVABLE
                      TOTAL AS OF  IDENTICAL ASSETS     INPUTS       INPUTS
                      12/31/2011      (LEVEL 1)        (LEVEL 2)    (LEVEL 3)
-------------------------------------------------------------------------------
Assets:
  Mutual  Funds:
    Balanced ......  $  7,449,872  $             --  $  7,449,872  $         --
-------------------------------------------------------------------------------
    Bond ..........    20,762,295                --    20,762,295            --
-------------------------------------------------------------------------------
    Money Market ..    14,702,239                --    14,702,239            --
-------------------------------------------------------------------------------
    Stock .........   102,188,199                --   102,188,199            --
-------------------------------------------------------------------------------
                     $145,102,605                --  $145,102,605            --
                     ==========================================================

      Account F's  investments  include various mutual funds whose fair value is calculated  using the net asset  value  (NAV) per  share.  The  following  table indicates the investments with a reported NAV:

             FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2011
======================================================================================
                                                                             OTHER
                    FAIR VALUE    UNFUNDED   REDEMPTION    REDEMPTION     REDEMPTION
INVESTMENT          USING NAV    COMMITMENT   FREQUENCY  NOTICE PERIOD *  RESTRICTIONS
--------------------------------------------------------------------------------------

 Mutual Funds:
   Balanced ...... $  7,449,872         N/A       Daily      0 - 90 days          None
--------------------------------------------------------------------------------------
   Bond ..........   20,762,295         N/A       Daily      0 - 90 days          None
--------------------------------------------------------------------------------------
   Money Market ..   14,702,239         N/A       Daily             None          None
--------------------------------------------------------------------------------------
   Stock .........  102,188,199         N/A       Daily      0 - 90 days          None
--------------------------------------------------------------------------------------
                   $145,102,605
                   ============

*    Varies by individual fund.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(4)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate  cost of purchases of  investments  in portfolio  shares was
$43,158,752  and  $57,021,456  for the years ended  December  31, 2011 and 2010, respectively.  The  aggregate  proceeds from sales of  investments  in portfolio shares were  $64,936,683  and  $82,972,262 for the years ended December 31, 2011 and 2010, respectively.

(5)   DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios,  such payments are not affected by mortality or expense  experience  because the Company  assumes the mortality and expense risks under the contracts.

      The  mortality  risk assumed by the Company  results from the life annuity payment  option in the  contracts  in which the Company  agrees to make  annuity payments regardless of how long a particular annuitant or other payee lives. The annuity  payments  are  determined  in  accordance  with annuity  purchase  rate provisions  established  at the  time the  contracts  are  issued.  Based on the actuarial  determination of expected mortality,  the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company  deducts a total daily  charge from the total  investments  of
Account F, which is  equivalent  to an  effective  annual rate of 1.40  percent, consisting  of the 1.25  percent for the  mortality  and  expense  risks and .15
percent  for  administrative   expenses.   This  charge  excludes  the  optional
guaranteed  minimum income benefit and the guaranteed minimum withdrawal benefit riders.  For contract with guaranteed minimum income benefit ride, the fee is an additional  .30  percent to the base rate.  The  guaranteed  minimum  withdrawal benefit  rider is an  additional  .35  percent  or .50  percent to the base rate depending  on the  waiting  period  selected.  The expense  risk  assumed by the
Company is the risk that the  deductions for sales and  administrative  expenses may prove  insufficient to cover the actual sales and  administrative  expenses.
The total  mortality and expense fees were  $2,015,060  and  $2,149,311  for the years ended December 31, 2011 and 2010,  respectively.  The administrative  fees were  $241,808  and  $257,917  for the years ended  December  31, 2011 and 2010, respectively.

      Pursuant  to an  agreement  between the  Variable  Account and the Company
(which may be terminated by the Company at any time), the Company provides sales and administrative  services to the Variable Account, as well as a minimum death benefit  prior  to  retirement  for the  contracts.  The  Company  may  deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent  based upon the number of years the contract  has been held.  In addition,  the Company deducts units from individual contracts annually and upon full surrender to cover an  administrative  fee of $30,  unless the value of the contract is $50,000 or greater.  This fee is  recorded  as a  redemption  in the accompanying  Statements  of Changes  in Net  Assets.  Sales and  administrative charges were  $164,643  and  $208,652 for the years ended  December 31, 2011 and
2010, respectively.  The IAA account is subject to an interest adjustment if the amounts are  withdrawn  prior to the end of the  guarantee  period (with certain exceptions). The adjustment can be positive or negative. There was no adjustment for the year  ended  December  31,  2011 and was $2 of income for the year ended
December 31, 2010.

(6)   FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account F.

      The total return is defined as the  percentage  change of unit values from the beginning of the period  represented  to the end of the period  represented.
These  ratios do not include any expenses  assessed  through the  redemption  of units.  Investment  options with a date notation  indicate the effective date of that investment option in the variable  account.  The total return is calculated for  each  period  indicated  from  the  effective  date  though  the end of the reporting period.

      The  investment  income  ratio is the  ratio of  income  dividends  to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio  consists of the  mortality and expense  charge for each period  indicated.  This ratio  includes  only those  expenses  that result in a direct  reduction  to unit  values.  Charges  made  directly to  contract  owner accounts  through the  redemption of units and expenses of the  underlying  fund have been excluded. Details begin on the following page.

                                                                              51

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                           STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE           EXPENSE RATIO     (000s)        TOTAL RETURN        RATIO
--------------------------------------------------------------------------------------------------------------------------------

THE ALGER PORTFOLIOS:
   Capital Appreciation Portfolio
      December 31, 2011 .........    337    $ 23.07   $ 15.95      1.40%      2.20%    $ 7,765    -1.70%     -2.45%      0.11%
      December 31, 2010 .........    360      23.47     16.35      1.40%      2.20%      8,450    12.46%     11.53%      0.41%
      December 31, 2009 .........    436      20.87     14.66      1.40%      2.20%      9,108    48.97%     47.78%      0.00%
      December 31, 2008 .........    465      14.01      9.92      1.40%      2.20%      6,521   -45.89%    -46.32%      0.00%
      December 31, 2007 .........    645      25.89     18.48      1.40%      2.20%     16,699    31.62%     30.60%      0.00%
   Large Cap Growth Portfolio
      December 31, 2011 .........    318      14.13     11.59      1.40%      2.20%      4,498    -1.74%     -2.52%      1.02%
      December 31, 2010 .........    374      14.38     11.89      1.40%      2.20%      5,384    11.82%     10.91%      0.74%
      December 31, 2009 .........    442      12.86     10.72      1.40%      2.20%      5,682    45.48%     44.47%      0.66%
      December 31, 2008 .........    520       8.84      7.42      1.40%      2.20%      4,592   -46.88%    -47.34%      0.22%
      December 31, 2007 .........    702      16.64     14.09      1.40%      2.20%     11,685    18.27%     17.32%      0.35%
   Mid Cap Growth Portfolio
      December 31, 2011 .........    226      18.01     10.56      1.40%      2.20%      4,070    -9.54%    -10.28%      0.33%
      December 31, 2010 .........    259      19.91     11.77      1.40%      2.20%      5,153    17.74%     16.77%      0.00%
      December 31, 2009 .........    297      16.91     10.08      1.40%      2.20%      5,013    49.51%     48.45%      0.00%
      December 31, 2008 .........    339      11.31      6.79      1.40%      2.20%      3,825   -58.92%    -59.27%      0.16%
      December 31, 2007 .........    521      27.53     16.67      1.40%      2.20%     14,331    29.74%     28.63%      0.00%
   Small Cap Growth Portfolio
      December 31, 2011 .........    122      13.03     15.34      1.40%      2.20%      1,595    -4.54%     -5.31%      0.00%
      December 31, 2010 .........    139      13.65     16.20      1.40%      2.20%      1,904    23.53%     22.63%      0.00%
      December 31, 2009 .........    160      11.05     13.21      1.40%      2.20%      1,769    43.51%     42.35%      0.00%
      December 31, 2008 .........    203       7.70      9.28      1.40%      2.20%      1,564   -47.33%    -47.78%      0.00%
      December 31, 2007 .........    307      14.62     17.77      1.40%      2.20%      4,489    15.57%     14.65%      0.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
      December 31, 2011 .........     24      11.46     10.92      1.40%      2.20%        273     4.85%      4.00%      1.34%
      December 31, 2010 .........     22      10.93     10.50      1.40%      2.20%        241    11.53%     10.64%      0.00%
      December 31, 2009 .........     27       9.80      9.49      1.40%      2.20%        265    19.08%     18.18%      4.72%
      December 31, 2008 .........     52       8.23      8.03      1.40%      2.20%        426   -41.42%    -41.90%      2.25%
      December 31, 2007 .........     64      14.05     13.82      1.40%      2.20%        897     3.69%      2.83%      1.29%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
      December 31, 2011 .........     65      12.13     11.50      1.40%      2.20%        789     3.94%      3.05%      2.03%
      December 31, 2010 .........     47      11.67     11.16      1.40%      2.20%        549     9.99%      9.20%      1.91%
      December 31, 2009 .........     49      10.61     10.22      1.40%      2.20%        519    13.96%     13.05%      5.26%
      December 31, 2008 .........     45       9.31      9.04      1.40%      2.20%        423   -21.43%    -22.07%      3.34%
      December 31, 2007 .........     93      11.85     11.60      1.40%      2.20%      1,098     3.40%      2.56%      1.22%
   Income & Growth Fund
      December 31, 2011 .........    170      12.75     10.98      1.40%      2.20%      2,163     1.67%      0.83%      1.54%
      December 31, 2010 .........    189      12.54     10.89      1.40%      2.20%      2,374    12.57%     11.69%      1.51%
      December 31, 2009 .........    212      11.14      9.75      1.40%      2.20%      2,358    16.53%     15.52%      4.84%
      December 31, 2008 .........    248       9.56      8.44      1.40%      2.20%      2,369   -35.54%    -36.01%      2.18%
      December 31, 2007 .........    335      14.83     13.19      1.40%      2.20%      4,969    -1.46%     -2.22%      2.08%
   Inflation Protection Fund
      December 31, 2011 .........     82      13.77     12.95      1.40%      2.20%      1,128    10.16%      9.28%      3.79%
      December 31, 2010 .........     46      12.50     11.85      1.40%      2.20%        577     3.65%      2.86%      1.73%
      December 31, 2009 .........      9      12.06     11.52      1.40%      2.20%        109     8.75%      7.87%      1.27%
      December 31, 2008 .........     33      11.09     10.68      1.40%      2.20%        368    -2.97%     -3.78%      5.05%
      December 31, 2007 .........     14      11.43     11.10      1.40%      2.20%        156     7.93%      7.14%      4.39%
   International Fund
      December 31, 2011 .........     92      12.54     12.21      1.40%      2.20%      1,149   -13.22%    -13.95%      1.48%
      December 31, 2010 .........    120      14.45     14.19      1.40%      2.20%      1,733    11.67%     10.86%      2.30%
      December 31, 2009 .........    126      12.94     12.80      1.40%      2.20%      1,625    31.91%     30.88%      2.19%
      December 31, 2008 .........    161       9.81      9.78      1.40%      2.20%      1,576   -45.59%    -46.06%      0.90%
      December 31, 2007 .........    268      18.03     18.13      1.40%      2.20%      4,824    16.40%     15.48%      0.78%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                           STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE           EXPENSE RATIO     (000s)        TOTAL RETURN        RATIO
--------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (CONTINUED)
   Value Fund
      December 31, 2011 .........    222    $ 17.24   $ 11.91      1.40%      2.20%    $ 3,821    -0.40%     -1.24%      2.01%
      December 31, 2010 .........    257      17.31     12.06      1.40%      2.20%      4,452    11.89%     10.95%      2.17%
      December 31, 2009 .........    307      15.47     10.87      1.40%      2.20%      4,746    18.18%     17.26%      5.95%
      December 31, 2008 .........    375      13.09      9.27      1.40%      2.20%      4,902   -27.80%    -28.36%      2.75%
      December 31, 2007 .........    564      18.13     12.94      1.40%      2.20%     10,215    -6.45%     -7.17%      1.74%
COLUMBIA FUNDS VARIABLE SERIES TRUST:
   CVP Seligman Global Technology Portfolio
      December 31, 2011 .........    223       6.62     13.36      1.40%      2.20%      1,474    -7.28%     -8.12%      0.00%
      December 31, 2010 .........     68       7.14     14.54      1.40%      2.20%        484    13.33%     12.63%      0.00%
      December 31, 2009 .........    108       6.30     12.91      1.40%      2.20%        685    59.90%     58.60%      0.00%
      December 31, 2008 .........    117       3.94      8.14      1.40%      2.20%        467   -41.19%    -41.69%      0.00%
      December 31, 2007 .........    184       6.70     13.96      1.40%      2.20%      1,263    13.75%     12.76%      0.00%
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
      December 31, 2011 .........     --      10.79     10.23      1.40%      2.20%         --     3.45%      2.61%      3.57%
      December 31, 2010 .........      1      10.43      9.97      1.40%      2.20%         10     2.56%      1.73%      4.52%
      December 31, 2009 .........      7      10.17      9.80      1.40%      2.20%         69     8.31%      7.46%      1.45%
      December 31, 2008 .........     --       9.39      9.12      1.40%      2.20%         --   -11.25%    -11.97%      5.61%
      December 31, 2007 .........     --      10.58     10.36      1.40%      2.20%         --    -3.20%     -3.90%      4.69%
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
      December 31, 2011 .........     14      13.13     12.44      1.40%      2.20%        184    -0.83%     -1.66%      0.62%
      December 31, 2010 .........     16      13.24     12.65      1.40%      2.20%        206    24.09%     23.05%      0.45%
      December 31, 2009 .........     16      10.67     10.28      1.40%      2.20%        167    23.35%     22.38%      2.70%
      December 31, 2008 .........     16       8.65      8.40      1.40%      2.20%        141   -31.89%    -32.42%      0.75%
      December 31, 2007 .........     18      12.70     12.43      1.40%      2.20%        230    -2.08%     -2.81%      0.28%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
      December 31, 2011 .........    149      10.79     11.28      1.40%      2.20%      1,603    -0.46%     -1.23%      0.93%
      December 31, 2010 .........    167      10.84     11.42      1.40%      2.20%      1,810    13.15%     12.29%      0.88%
      December 31, 2009 .........    190       9.58     10.17      1.40%      2.20%      1,820    31.96%     30.89%      1.00%
      December 31, 2008 .........    213       7.26      7.77      1.40%      2.20%      1,545   -35.35%    -35.89%      0.77%
      December 31, 2007 .........    257      11.23     12.12      1.40%      2.20%      2,886     6.24%      5.48%      0.56%
DREYFUS STOCK INDEX FUND
      December 31, 2011 .........    564      12.65     11.39      1.40%      2.20%      7,134     0.40%     -0.35%      1.80%
      December 31, 2010 .........    664      12.60     11.43      1.40%      2.20%      8,366    13.31%     12.28%      1.81%
      December 31, 2009 .........    733      11.12     10.18      1.40%      2.20%      8,151    24.52%     23.69%      2.06%
      December 31, 2008 .........    939       8.93      8.23      1.40%      2.20%      8,384   -38.03%    -38.54%      2.05%
      December 31, 2007 .........  1,184      14.41     13.39      1.40%      2.20%     17,048     3.82%      2.92%      1.63%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
      December 31, 2011 .........    105      12.04     10.53      1.40%      2.20%      1,269   -19.63%    -20.29%      2.28%
      December 31, 2010 .........    124      14.98     13.21      1.40%      2.20%      1,864     3.03%      2.24%      1.90%
      December 31, 2009 .........    153      14.54     12.92      1.40%      2.20%      2,228    29.13%     28.05%      4.42%
      December 31, 2008 .........    213      11.26     10.09      1.40%      2.20%      2,399   -38.20%    -38.66%      2.76%
      December 31, 2007 .........    330      18.22     16.45      1.40%      2.20%      6,008     2.71%      1.86%      1.73%
FEDERATED INSURANCE SERIES:
   High Income Bond Fund II
      December 31, 2011 .........     92      17.12     15.04      1.40%      2.20%      1,567     3.69%      2.87%      9.58%
      December 31, 2010 .........    126      16.51     14.62      1.40%      2.20%      2,086    13.16%     12.29%      9.16%
      December 31, 2009 .........    207      14.59     13.02      1.40%      2.20%      3,016    50.72%     49.48%      9.01%
      December 31, 2008 .........    212       9.68      8.71      1.40%      2.20%      2,050   -27.05%    -27.60%     10.62%
      December 31, 2007 .........    370      13.27     12.03      1.40%      2.20%      4,914     2.00%      1.18%      9.11%
   Managed Volatility Fund II
      December 31, 2011 .........     82      11.73     14.60      1.40%      2.20%        961     3.26%      2.53%      4.04%
      December 31, 2010 .........    104      11.36     14.24      1.40%      2.20%      1,176    10.61%      9.62%      5.54%
      December 31, 2009 .........    155      10.27     12.99      1.40%      2.20%      1,589    26.48%     25.51%      5.30%
      December 31, 2008 .........    123       8.12     10.35      1.40%      2.20%        996   -21.55%    -22.12%      6.23%
      December 31, 2007 .........    171      10.35     13.29      1.40%      2.20%      1,769     2.68%      1.76%      5.45%

                                                                              53

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                           STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE           EXPENSE RATIO     (000s)        TOTAL RETURN        RATIO
--------------------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INSURANCE FUNDS:
   Basic Value Fund
      December 31, 2011 .........     40    $ 11.34    $ 8.58      1.40%      2.20%    $   448    -4.71%     -5.51%      0.56%
      December 31, 2010 .........     48      11.90      9.08      1.40%      2.20%        568     5.50%      4.61%      0.36%
      December 31, 2009 .........     28      11.28      8.68      1.40%      2.20%        310    45.55%     44.67%      1.32%
      December 31, 2008 .........     21       7.75      6.00      1.40%      2.20%        165   -52.54%    -52.98%      0.43%
      December 31, 2007 .........     30      16.33     12.76      1.40%      2.20%        497    -0.06%     -0.85%      0.28%
   Core Equity Fund
      December 31, 2011 .........     72      10.74     10.27      1.40%      2.20%        782    -1.47%     -2.19%      0.92%
      December 31, 2010 .........     88      10.90     10.50      1.40%      2.20%        973     8.03%      7.14%      0.92%
      December 31, 2009 .........    125      10.09      9.80      1.40%      2.20%      1,271    26.44%     25.48%      1.56%
      December 31, 2008 .........    155       7.98      7.81      1.40%      2.20%      1,246   -31.09%    -31.61%      2.40%
      December 31, 2007 .........    171      11.58     11.42      1.40%      2.20%      1,993     6.63%      5.74%      1.01%
   Dividend Growth
      December 31, 2011 .........     33       9.14      9.09      1.40%      2.20%        302    -8.51%     -9.01%      0.00%
      April 29, 2011 ............     --       9.99      9.99       N/A        N/A          --      N/A        N/A        N/A
   Global Health Care Fund
      December 31, 2011 .........     46      11.72     11.77      1.40%      2.20%        535     2.45%      1.73%      0.00%
      December 31, 2010 .........     66      11.44     11.57      1.40%      2.20%        752     3.91%      2.94%      0.00%
      December 31, 2009 .........     85      11.01     11.24      1.40%      2.20%        933    25.83%     24.89%      0.29%
      December 31, 2008 .........    160       8.75      9.00      1.40%      2.20%      1,397   -29.61%    -30.18%      0.00%
      December 31, 2007 .........     54      12.43     12.89      1.40%      2.20%        672    10.29%      9.42%      0.00%
   Global Real Estate Fund
      December 31, 2011 .........     48      21.82     14.46      1.40%      2.20%      1,043    -7.78%     -8.54%      3.80%
      December 31, 2010 .........     53      23.66     15.81      1.40%      2.20%      1,257    15.87%     14.90%      4.99%
      December 31, 2009 .........     59      20.42     13.76      1.40%      2.20%      1,211    29.73%     28.72%      0.00%
      December 31, 2008 .........     80      15.74     10.69      1.40%      2.20%      1,257   -45.44%    -45.87%      5.01%
      December 31, 2007 .........    115      28.85     19.75      1.40%      2.20%      3,308    -6.85%     -7.58%      4.13%
   High Yield Fund
      December 31, 2011 .........    165      14.64     13.76      1.40%      2.20%      2,422    -0.41%     -1.29%      7.88%
      December 31, 2010 .........    105      14.70     13.94      1.40%      2.20%      1,549    11.96%     11.16%      9.41%
      December 31, 2009 .........    158      13.13     12.54      1.40%      2.20%      2,078    50.75%     49.46%      8.06%
      December 31, 2008 .........    192       8.71      8.39      1.40%      2.20%      1,672   -26.75%    -27.36%      7.94%
      December 31, 2007 .........    266      11.89     11.55      1.40%      2.20%      3,163    -0.17%     -0.94%      6.73%
   Mid Cap Core Equity Fund
      December 31, 2011 .........     16      16.14     12.48      1.40%      2.20%        262    -7.82%     -8.50%      0.07%
      December 31, 2010 .........     26      17.51     13.64      1.40%      2.20%        462    12.24%     11.26%      0.33%
      December 31, 2009 .........     32      15.60     12.26      1.40%      2.20%        495    27.97%     27.05%      1.06%
      December 31, 2008 .........     29      12.19      9.65      1.40%      2.20%        349   -29.66%    -30.22%      1.57%
      December 31, 2007 .........     26      17.33     13.83      1.40%      2.20%        450     7.77%      6.88%      0.04%
   Technology Fund
      December 31, 2011 .........     20       6.22     10.73      1.40%      2.20%        122    -6.33%     -7.10%      0.16%
      December 31, 2010 .........     20       6.64     11.55      1.40%      2.20%        133    19.64%     18.58%      0.00%
      December 31, 2009 .........     45       5.55      9.74      1.40%      2.20%        248    55.03%     54.11%      0.00%
      December 31, 2008 .........     25       3.58      6.32      1.40%      2.20%         89   -45.26%    -45.75%      0.00%
      December 31, 2007 .........     43       6.54     11.65      1.40%      2.20%        281     6.34%      5.33%      0.00%
JANUS ASPEN SERIES:
   Enterprise Portfolio
      December 31, 2011 .........    392      18.47     16.21      1.40%      2.20%      7,230    -2.79%     -3.57%      0.00%
      December 31, 2010 .........    449      19.00     16.81      1.40%      2.20%      8,522    24.10%     23.15%      0.07%
      December 31, 2009 .........    518      15.31     13.65      1.40%      2.20%      7,926    42.82%     41.60%      0.00%
      December 31, 2008 .........    611      10.72      9.64      1.40%      2.20%      6,544   -44.51%    -44.95%      0.24%
      December 31, 2007              752      19.32     17.51      1.40%      2.20%     14,526    20.37%     19.36%      0.21%
   Janus Portfolio
      December 31, 2011 .........    547      11.78     10.69      1.40%      2.20%      6,445    -6.66%     -7.29%      0.58%
      December 31, 2010 .........    622      12.62     11.53      1.40%      2.20%      7,853    12.98%     11.94%      1.09%
      December 31, 2009 .........    714      11.17     10.30      1.40%      2.20%      7,978    34.42%     33.42%      0.53%
      December 31, 2008 .........    841       8.31      7.72      1.40%      2.20%      6,991   -40.56%    -41.02%      0.72%
      December 31, 2007 .........  1,146      13.98     13.09      1.40%      2.20%     16,028    13.47%     12.55%      0.70%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                           STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE           EXPENSE RATIO     (000s)        TOTAL RETURN        RATIO
--------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES: (CONTINUED)
   Overseas Portfolio
      December 31, 2011 .........     64    $ 28.00   $ 18.85      1.40%      2.20%    $ 1,803   -33.13%    -33.67%      0.46%
      December 31, 2010 .........     87      41.87     28.42      1.40%      2.20%      3,663    23.58%     22.61%      0.69%
      December 31, 2009 .........     92      33.88     23.18      1.40%      2.20%      3,120    77.01%     75.61%      0.58%
      December 31, 2008 .........     98      19.14     13.20      1.40%      2.20%      1,870   -52.78%    -53.14%      1.25%
      December 31, 2007 .........    166      40.53     28.17      1.40%      2.20%      6,744    26.54%     25.48%      0.60%
   Worldwide Portfolio
      December 31, 2011 .........    411      10.77      9.52      1.40%      2.20%      4,431   -15.00%    -15.60%      0.57%
      December 31, 2010 .........    462      12.67     11.28      1.40%      2.20%      5,850    14.25%     13.37%      0.61%
      December 31, 2009 .........    509      11.09      9.95      1.40%      2.20%      5,641    35.74%     34.64%      1.42%
      December 31, 2008 .........    571       8.17      7.39      1.40%      2.20%      4,661   -45.42%    -45.86%      1.15%
      December 31, 2007 .........    728      14.97     13.65      1.40%      2.20%     10,897     8.09%      7.23%      0.72%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Equity Portfolio
      December 31, 2011 .........     53      24.51     23.05      1.40%      2.20%      1,299   -19.14%    -19.80%      1.68%
      December 31, 2010 .........     80      30.31     28.74      1.40%      2.20%      2,424    20.95%     20.05%      1.19%
      December 31, 2009 .........     79      25.06     23.94      1.40%      2.20%      1,977    67.51%     66.13%      2.86%
      December 31, 2008 .........     76      14.96     14.41      1.40%      2.20%      1,137   -49.44%    -49.84%      1.53%
      December 31, 2007 .........    142      29.59     28.73      1.40%      2.20%      4,214    31.45%     30.41%      1.19%
   International Equity Portfolio
      December 31, 2011 .........     39      11.64     10.95      1.40%      2.20%        450    -8.56%     -9.28%      1.88%
      December 31, 2010 .........     38      12.73     12.07      1.40%      2.20%        485     5.21%      4.41%      1.35%
      December 31, 2009 .........     25      12.10     11.56      1.40%      2.20%        297    19.80%     18.81%      1.98%
      December 31, 2008 .........     26      10.10      9.73      1.40%      2.20%        259   -37.88%    -38.38%      1.54%
      December 31, 2007 .........     28      16.26     15.79      1.40%      2.20%        449     9.20%      8.37%      2.05%
   US Small-Mid Cap Equity Portfolio
      December 31, 2011 .........     73      18.58     12.03      1.40%      2.20%      1,360   -10.37%    -11.09%      0.00%
      December 31, 2010 .........     96      20.73     13.53      1.40%      2.20%      1,987    22.01%     21.02%      0.29%
      December 31, 2009 .........    114      16.99     11.18      1.40%      2.20%      1,937    50.62%     49.47%      0.00%
      December 31, 2008 .........    150      11.28      7.48      1.40%      2.20%      1,694   -37.37%    -37.87%      0.00%
      December 31, 2007 .........    223      18.01     12.04      1.40%      2.20%      4,015    -8.53%     -9.27%      0.00%
   US Strategic Equity Portfolio
      December 31, 2011 .........     41      12.04     11.02      1.40%      2.20%        493     0.58%     -0.27%      1.03%
      December 31, 2010 .........     46      11.97     11.05      1.40%      2.20%        548    11.25%     10.39%      0.73%
      December 31, 2009 .........     45      10.76     10.01      1.40%      2.20%        480    25.12%     24.04%      0.94%
      December 31, 2008 .........     47       8.60      8.07      1.40%      2.20%        401   -36.20%    -36.66%      0.81%
      December 31, 2007 .........     59      13.48     12.74      1.40%      2.20%        801    -2.32%     -3.12%      0.91%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth Portfolio
      December 31, 2011 .........     20       9.28      8.94      1.40%      2.20%        185     0.98%      0.22%      0.22%
      December 31, 2010 .........      8       9.19      8.92      1.40%      2.20%         71    23.36%     22.36%      0.13%
      December 31, 2009 .........      5       7.45      7.29      1.40%      2.20%         35    32.56%     31.59%      0.00%
      December 31, 2008 .........      3       5.62      5.54      1.40%      2.20%         20   -41.21%    -41.75%      0.00%
      December 31, 2007 .........      3       9.56      9.51      1.40%      2.20%         25    -3.43%     -3.94%      0.00%
      Inception April 30, 2007 ..     --       9.90      9.90       N/A        N/A          --      N/A        N/A        N/A
   ClearBridge Equity Income Builder Portfolio
      December 31, 2011 .........     16       9.16      8.82      1.40%      2.20%        145     6.39%      5.50%      4.62%
      December 31, 2010 .........      3       8.61      8.36      1.40%      2.20%         24    10.81%      9.86%      4.10%
      December 31, 2009 .........      3       7.77      7.61      1.40%      2.20%         24    21.03%     20.22%      3.29%
      December 31, 2008 .........      3       6.42      6.33      1.40%      2.20%         18   -35.86%    -36.45%      0.82%
      December 31, 2007 .........      9      10.01      9.96      1.40%      2.20%         88     0.60%      0.10%      1.23%
      Inception April 30, 2007 ..     --       9.95      9.95       N/A        N/A          --      N/A        N/A        N/A
   ClearBridge Fundamental All Cap Value Portfolio
      December 31, 2011 .........     10       8.06      7.76      1.40%      2.20%         80    -7.46%     -8.27%      1.48%
      December 31, 2010 .........      9       8.71      8.46      1.40%      2.20%         83    14.91%     14.17%      1.81%
      December 31, 2009 .........      9       7.58      7.41      1.40%      2.20%         66    27.61%     26.45%      1.26%
      December 31, 2008 .........     12       5.94      5.86      1.40%      2.20%         74   -37.47%    -37.99%      1.59%
      December 31, 2007 .........     14       9.50      9.45      1.40%      2.20%        132    -4.04%     -4.55%      1.07%
      Inception April 30, 2007 ..     --       9.90      9.90       N/A        N/A          --      N/A        N/A        N/A

                                                                              55

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                           STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE           EXPENSE RATIO     (000s)        TOTAL RETURN        RATIO
--------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (CONTINUED)
   ClearBridge Large Cap Growth Portfolio
      December 31, 2011 .........     14    $ 9.14     $ 8.80      1.40%      2.20%    $   124    -2.04%    -2.87%       0.41%
      December 31, 2010 .........     13      9.33       9.06      1.40%      2.20%        120     8.36%     7.47%       0.09%
      December 31, 2009 .........     21      8.61       8.43      1.40%      2.20%        180    40.46%    39.34%       0.24%
      December 31, 2008 .........     10      6.13       6.05      1.40%      2.20%         61   -38.21%   -38.70%       0.38%
      December 31, 2007 .........      6      9.92       9.87      1.40%      2.20%         58     0.20%    -0.30%       0.03%
      Inception April 30, 2007 ..     --      9.90       9.90       N/A        N/A          --      N/A       N/A         N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond Portfolio
      December 31, 2011 .........      9     13.49      12.79      1.40%      2.20%        120     0.30%    -0.47%       4.45%
      December 31, 2010 .........     32     13.45      12.85      1.40%      2.20%        430    13.31%    12.42%      14.68%
      December 31, 2009 .........     12     11.87      11.43      1.40%      2.20%        145    53.36%    52.20%      11.81%
      December 31, 2008 .........      9      7.74       7.51      1.40%      2.20%         67   -31.75%   -32.34%       8.15%
      December 31, 2007 .........     16     11.34      11.10      1.40%      2.20%        182    -1.48%    -2.29%       5.18%
   Western Asset Strategic Bond Portfolio
      December 31, 2011 .........     75     12.76      12.00      1.40%      2.20%        958     5.37%     4.53%       4.25%
      December 31, 2010 .........     59     12.11      11.48      1.40%      2.20%        717    10.29%     9.44%       2.72%
      December 31, 2009 .........     35     10.98      10.49      1.40%      2.20%        414    20.13%    19.20%       3.65%
      December 31, 2008 .........     47      9.14       8.80      1.40%      2.20%        460   -18.17%   -18.89%       4.35%
      December 31, 2007 .........    116     11.17      10.85      1.40%      2.20%      1,366     0.54%    -0.18%       4.00%
LORD ABBETT SERIES FUND, INC.:
   Capital Structure Portfolio
      December 31, 2011 .........     13     16.34      13.05      1.40%      2.20%        212    -1.21%    -1.95%       2.49%
      December 31, 2010 .........     18     16.54      13.31      1.40%      2.20%        299    13.21%    12.32%       2.62%
      December 31, 2009 .........     32     14.61      11.85      1.40%      2.20%        474    21.65%    20.67%       2.56%
      December 31, 2008 .........     62     12.01       9.82      1.40%      2.20%        741   -27.21%   -27.79%       3.34%
      December 31, 2007 .........     95     16.50      13.60      1.40%      2.20%      1,565     1.73%     0.89%       2.55%
   Growth and Income Portfolio
      December 31, 2011 .........    266     14.35      10.31      1.40%      2.20%      3,822    -7.36%    -8.11%       0.70%
      December 31, 2010 .........    299     15.49      11.22      1.40%      2.20%      4,642    15.77%    14.84%       0.53%
      December 31, 2009 .........    354     13.38       9.77      1.40%      2.20%      4,745    17.27%    16.31%       0.95%
      December 31, 2008 .........    444     11.41       8.40      1.40%      2.20%      5,065   -37.34%   -37.82%       1.33%
      December 31, 2007 .........    610     18.21      13.51      1.40%      2.20%     11,099     2.02%     1.20%       0.98%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
      December 31, 2011 .........     44     12.17      15.24      1.40%      2.20%        538    -0.98%    -1.74%       0.00%
      December 31, 2010 .........     28     12.29      15.51      1.40%      2.20%        338    27.36%    26.30%       0.00%
      December 31, 2009 .........     30      9.65      12.28      1.40%      2.20%        288    29.70%    28.72%       0.00%
      December 31, 2008 .........     70      7.44       9.54      1.40%      2.20%        524   -44.14%   -44.60%       0.00%
      December 31, 2007 .........     67     13.32      17.22      1.40%      2.20%        892    20.87%    19.83%       0.00%
   Partners Portfolio
      December 31, 2011 .........    122     11.85      11.35      1.40%      2.20%      1,447   -12.61%   -13.23%       0.00%
      December 31, 2010 .........    154     13.56      13.08      1.40%      2.20%      2,093    14.14%    13.15%       0.64%
      December 31, 2009 .........    172     11.88      11.56      1.40%      2.20%      2,043    53.89%    52.71%       2.45%
      December 31, 2008 .........    222      7.72       7.57      1.40%      2.20%      1,712   -53.07%   -53.44%       0.48%
      December 31, 2007 .........    302     16.45      16.26      1.40%      2.20%      4,965     7.80%     6.90%       0.61%
   Regency Portfolio
      December 31, 2011 .........     50     17.18      12.67      1.40%      2.20%        862    -7.78%    -8.52%       0.60%
      December 31, 2010 .........     55     18.63      13.85      1.40%      2.20%      1,022    24.45%    23.44%       0.74%
      December 31, 2009 .........     58     14.97      11.22      1.40%      2.20%        863    44.50%    43.30%       1.85%
      December 31, 2008 .........     66     10.36       7.83      1.40%      2.20%        684   -46.57%   -46.99%       1.13%
      December 31, 2007 .........     91     19.39      14.77      1.40%      2.20%      1,773     1.84%     1.10%       0.43%
   Short Duration Bond Portfolio
      December 31, 2011 .........    180     12.54       9.72      1.40%      2.20%      2,262    -1.10%    -1.82%       4.02%
      December 31, 2010 .........    184     12.68       9.90      1.40%      2.20%      2,332     3.85%     2.91%       4.72%
      December 31, 2009 .........    186     12.21       9.62      1.40%      2.20%      2,271    11.71%    10.96%       7.92%
      December 31, 2008 .........    198     10.93       8.67      1.40%      2.20%      2,166   -14.61%   -15.33%       4.26%
      December 31, 2007 .........    298     12.80      10.24      1.40%      2.20%      3,805     3.31%     2.50%       2.66%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                           STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE           EXPENSE RATIO     (000s)        TOTAL RETURN        RATIO
--------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (CONTINUED)
   Small Cap Growth Portfolio
      December 31, 2011 .........     14    $ 12.01    $ 9.14      1.40%      2.20%    $   169    -2.44%     -3.18%      0.00%
      December 31, 2010 .........      8      12.31      9.44      1.40%      2.20%         94    18.02%     16.98%      0.00%
      December 31, 2009 .........      9      10.43      8.07      1.40%      2.20%         91    21.00%     20.09%      0.00%
      December 31, 2008 .........      8       8.62      6.72      1.40%      2.20%         69   -40.30%    -40.79%      0.00%
      December 31, 2007 .........      9      14.44     11.35      1.40%      2.20%        124    -0.89%     -1.73%      0.00%
   Socially Responsive Portfolio
      December 31, 2011 .........      2      12.69     11.93      1.40%      2.20%         28    -4.44%     -5.24%      0.11%
      December 31, 2010 .........      5      13.28     12.59      1.40%      2.20%         64    21.17%     20.25%      0.04%
      December 31, 2009 .........      4      10.96     10.47      1.40%      2.20%         47    29.55%     28.62%      1.90%
      December 31, 2008 .........      3       8.46      8.14      1.40%      2.20%         24   -40.25%    -40.80%      0.60%
      December 31, 2007 .........     15      14.16     13.75      1.40%      2.20%        211     6.07%      5.28%      0.07%
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
      December 31, 2011 .........    459      10.26      9.89      1.40%      2.20%      4,714     4.48%      3.78%      1.26%
      December 31, 2010 .........    538       9.82      9.53      1.40%      2.20%      5,285    10.21%      9.29%      1.37%
      December 31, 2009 .........    726       8.91      8.72      1.40%      2.20%      6,472    20.08%     19.13%      1.76%
      December 31, 2008 .........    881       7.42      7.32      1.40%      2.20%      6,534   -24.21%    -24.77%      2.01%
      December 31, 2007 .........  1,181       9.79      9.73      1.40%      2.20%     11,556    -2.39%     -2.99%      1.12%
      Inception May 1, 2007 .....     --      10.03     10.03       N/A        N/A          --      N/A        N/A        N/A
   JNF Equity Portfolio
      December 31, 2011 .........    451       8.36      8.05      1.40%      2.20%      3,771    -0.36%     -1.23%      0.76%
      December 31, 2010 .........    502       8.39      8.15      1.40%      2.20%      4,212    24.30%     23.30%      0.75%
      December 31, 2009 .........    602       6.75      6.61      1.40%      2.20%      4,066    33.14%     32.20%      0.98%
      December 31, 2008 .........    732       5.07      5.00      1.40%      2.20%      3,714   -43.42%    -43.88%      0.15%
      December 31, 2007 .........  1,051       8.96      8.91      1.40%      2.20%      9,415   -10.49%    -10.99%      0.00%
      Inception May 1, 2007 .....     --      10.01     10.01       N/A        N/A          --      N/A        N/A        N/A
   JNF Money Market Portfolio
      December 31, 2011 .........  1,349       9.68      9.40      1.40%      2.20%     13,091    -1.43%     -2.19%      0.01%
      December 31, 2010 .........  1,514       9.82      9.61      1.40%      2.20%     14,868    -1.41%     -2.14%      0.02%
      December 31, 2009 .........  1,673       9.96      9.82      1.40%      2.20%     16,664    -1.09%     -2.00%      0.28%
      December 31, 2008 .........  2,401      10.07     10.02      1.40%      2.20%     24,184     0.70%      0.20%      1.67%
      Inception April 30, 2008 ..     --      10.00     10.00       N/A        N/A          --      N/A        N/A        N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      December 31, 2011 .........     57      12.37     11.82      1.40%      2.20%        701     0.57%     -0.25%      7.38%
      December 31, 2010 .........     39      12.30     11.85      1.40%      2.20%        478    11.51%     10.64%      6.96%
      December 31, 2009 .........     85      11.03     10.71      1.40%      2.20%        940    19.89%     18.87%      9.36%
      December 31, 2008 .........     21       9.20      9.01      1.40%      2.20%        196   -17.04%    -17.64%      8.10%
      December 31, 2007 .........      4      11.09     10.94      1.40%      2.20%         48     6.84%      5.91%      9.91%
   CommodityRealReturn Strategy Portfolio
      December 31, 2011 .........     15      10.01      9.57      1.40%      2.20%        151    -8.83%     -9.55%     14.02%
      December 31, 2010 .........     16      10.98     10.58      1.40%      2.20%        178    22.82%     21.89%     15.02%
      December 31, 2009 .........     22       8.94      8.68      1.40%      2.20%        195    39.47%     38.44%      6.56%
      December 31, 2008 .........     13       6.41      6.27      1.40%      2.20%         82   -44.55%    -45.05%      3.75%
      December 31, 2007 .........     19      11.56     11.41      1.40%      2.20%        217    21.43%     20.61%      6.83%
   Emerging Markets Bond Portfolio
      December 31, 2011 .........      4      14.07     13.45      1.40%      2.20%         57     4.84%      4.02%      5.35%
      December 31, 2010 .........     14      13.42     12.93      1.40%      2.20%        184    10.54%      9.67%      4.73%
      December 31, 2009 .........      9      12.14     11.79      1.40%      2.20%        106    28.74%     27.74%      5.77%
      December 31, 2008 .........      3       9.43      9.23      1.40%      2.20%         31   -15.80%    -16.47%      6.55%
      December 31, 2007 .........      2      11.20     11.05      1.40%      2.20%         23     4.38%      3.46%      5.73%
   Foreign Bond US Dollar-Hedged Portfolio
      December 31, 2011 .........      3      12.92     12.35      1.40%      2.20%         32     5.30%      4.48%      2.13%
      December 31, 2010 .........      6      12.27     11.82      1.40%      2.20%         71     6.97%      6.10%      1.86%
      December 31, 2009 .........      3      11.47     11.14      1.40%      2.20%         38    14.02%     13.10%      3.40%
      December 31, 2008 .........     --      10.06      9.85      1.40%      2.20%          5    -3.82%     -4.55%      2.90%
      December 31, 2007 .........      1      10.46     10.32      1.40%      2.20%          8     2.25%      1.38%      3.38%

                                                                              57

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                           STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE           EXPENSE RATIO     (000s)        TOTAL RETURN        RATIO
--------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
   Global Bond Unhedged Portfolio
      December 31, 2011 .........     54    $ 14.46   $ 13.82      1.40%      2.20%    $   776     6.09%      5.26%      2.54%
      December 31, 2010 .........     35      13.63     13.13      1.40%      2.20%        479    10.10%      9.23%      2.73%
      December 31, 2009 .........     39      12.38     12.02      1.40%      2.20%        485    15.16%     14.26%      3.15%
      December 31, 2008 .........     49      10.75     10.52      1.40%      2.20%        526    -2.18%     -3.04%      3.34%
      December 31, 2007 .........     30      10.99     10.85      1.40%      2.20%        335     8.17%      7.32%      3.31%
   High Yield Portfolio
      December 31, 2011 .........      6      12.89     12.32      1.40%      2.20%         73     1.90%      1.07%      6.94%
      December 31, 2010 .........     28      12.65     12.19      1.40%      2.20%        356    12.85%     11.94%      7.18%
      December 31, 2009 .........      8      11.21     10.89      1.40%      2.20%         91    38.22%     37.33%      8.78%
      December 31, 2008 .........     11       8.11      7.93      1.40%      2.20%         90   -24.56%    -25.19%      7.76%
      December 31, 2007 .........     19      10.75     10.60      1.40%      2.20%        200     2.09%      1.24%      7.01%
   Real Return Portfolio
      December 31, 2011 .........    218      15.47     13.87      1.40%      2.20%      3,368    10.11%      9.30%      2.02%
      December 31, 2010 .........    193      14.05     12.69      1.40%      2.20%      2,709     6.60%      5.75%      1.45%
      December 31, 2009 .........    186      13.18     12.00      1.40%      2.20%      2,452    16.74%     15.72%      3.19%
      December 31, 2008 .........    200      11.29     10.37      1.40%      2.20%      2,253    -8.36%     -9.04%      3.53%
      December 31, 2007 .........    170      12.32     11.40      1.40%      2.20%      2,094     9.12%      8.16%      4.68%
   Short-Term Portfolio
      December 31, 2011 .........     66      11.18     10.51      1.40%      2.20%        737    -0.89%     -1.68%      0.95%
      December 31, 2010 .........     67      11.28     10.69      1.40%      2.20%        755     0.71%     -0.19%      0.84%
      December 31, 2009 .........     51      11.20     10.71      1.40%      2.20%        572     6.26%      5.52%      2.15%
      December 31, 2008 .........     72      10.54     10.15      1.40%      2.20%        764    -1.68%     -2.50%      3.67%
      December 31, 2007 .........     81      10.72     10.41      1.40%      2.20%        864     2.98%      2.16%      4.69%
   Total Return Portfolio
      December 31, 2011 .........    292      14.68     13.74      1.40%      2.20%      4,282     2.16%      1.33%      2.63%
      December 31, 2010 .........    354      14.37     13.56      1.40%      2.20%      5,091     6.60%      5.77%      2.41%
      December 31, 2009 .........    450      13.48     12.82      1.40%      2.20%      6,067    12.43%     11.58%      5.20%
      December 31, 2008 .........    355      11.99     11.49      1.40%      2.20%      4,257     3.36%      2.50%      4.47%
      December 31, 2007 .........    365      11.60     11.21      1.40%      2.20%      4,239     7.21%      6.36%      4.81%
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income Portfolio
      December 31, 2011 .........    119      12.26     13.11      1.40%      2.20%      1,461     4.25%      3.47%      2.11%
      December 31, 2010 .........     84      11.76     12.67      1.40%      2.20%        990    17.60%     16.67%      2.05%
      December 31, 2009 .........    101      10.00     10.86      1.40%      2.20%      1,013    12.36%     11.38%      2.98%
      December 31, 2008 .........    129       8.90      9.75      1.40%      2.20%      1,151   -31.49%    -32.01%      2.46%
      December 31, 2007 .........    195      12.99     14.34      1.40%      2.20%      2,535    -0.84%     -1.65%      2.13%
   Fund Portfolio
      December 31, 2011 .........     20       9.86     11.23      1.40%      2.20%        197    -5.83%     -6.65%      1.22%
      December 31, 2010 .........     21      10.47     12.03      1.40%      2.20%        224    14.18%     13.17%      1.03%
      December 31, 2009 .........     34       9.17     10.63      1.40%      2.20%        308    23.09%     22.18%      1.48%
      December 31, 2008 .........     60       7.45      8.70      1.40%      2.20%        451   -35.27%    -35.79%      1.36%
      December 31, 2007 .........    124      11.51     13.55      1.40%      2.20%      1,424     3.32%      2.50%      0.91%
   High Yield Portfolio
      December 31, 2011 .........     28      13.03     12.35      1.40%      2.20%        362    -3.41%     -4.19%      5.04%
      December 31, 2010 .........     82      13.49     12.89      1.40%      2.20%      1,103    15.99%     15.09%      5.25%
      December 31, 2009 .........     41      11.63     11.20      1.40%      2.20%        478    57.80%     56.64%      8.24%
      December 31, 2008 .........     57       7.37      7.15      1.40%      2.20%        424   -36.52%    -37.06%      7.47%
      December 31, 2007 .........     57      11.61     11.36      1.40%      2.20%        657     4.13%      3.27%      5.06%
   Mid Cap Value Portfolio
      December 31, 2011 .........      8      10.92     10.35      1.40%      2.20%         91    -7.14%     -7.92%      0.67%
      December 31, 2010 .........      7      11.76     11.24      1.40%      2.20%         77    16.21%     15.28%      0.94%
      December 31, 2009 .........      7      10.12      9.75      1.40%      2.20%         74    23.57%     22.64%      0.49%
      December 31, 2008 .........      7       8.19      7.95      1.40%      2.20%         54   -34.69%    -35.21%      1.93%
      December 31, 2007 .........     10      12.54     12.27      1.40%      2.20%        128     3.89%      3.02%      0.83%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                           STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE           EXPENSE RATIO     (000s)        TOTAL RETURN        RATIO
--------------------------------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
      December 31, 2011 .........     37    $ 21.61   $ 13.97      1.40%      2.20%     $  809   -13.35%    -14.03%      2.19%
      December 31, 2010 .........     47      24.94     16.25      1.40%      2.20%      1,164    28.16%     27.15%      1.98%
      December 31, 2009 .........     42      19.46     12.78      1.40%      2.20%        826    55.93%     54.53%      0.00%
      December 31, 2008 .........     47      12.48      8.27      1.40%      2.20%        586   -44.09%    -44.46%      2.05%
      December 31, 2007 .........     83      22.32     14.89      1.40%      2.20%      1,846     2.53%      1.64%      1.24%
   Small-Cap Portfolio
      December 31, 2011 .........     54      21.93     15.01      1.40%      2.20%      1,192    -4.61%     -5.42%      0.31%
      December 31, 2010 .........     71      22.99     15.87      1.40%      2.20%      1,628    18.87%     17.90%      0.10%
      December 31, 2009 .........     88      19.34     13.46      1.40%      2.20%      1,694    33.29%     32.22%      0.00%
      December 31, 2008 .........    101      14.51     10.18      1.40%      2.20%      1,460   -28.20%    -28.76%      0.60%
      December 31, 2007 .........    125      20.21     14.29      1.40%      2.20%      2,501    -3.49%     -4.22%      0.04%
RYDEX VARIABLE TRUST:
   Banking Fund
      December 31, 2011 .........     11       4.13      3.89      1.40%      2.20%         46   -23.38%    -23.87%      0.31%
      December 31, 2010 .........     18       5.39      5.11      1.40%      2.20%         98    11.36%     10.61%      0.57%
      December 31, 2009 .........     18       4.84      4.62      1.40%      2.20%         88    -4.72%     -5.52%      1.74%
      December 31, 2008 .........     66       5.08      4.89      1.40%      2.20%        337   -42.01%    -42.47%      0.11%
      December 31, 2007 .........     12       8.76      8.50      1.40%      2.20%        106   -28.08%    -28.69%      4.53%
   Basic Materials Fund
      December 31, 2011 .........     24      17.17     16.14      1.40%      2.20%        418   -17.61%    -18.28%      0.00%
      December 31, 2010 .........     30      20.84     19.75      1.40%      2.20%        634    24.94%     23.90%      0.50%
      December 31, 2009 .........     52      16.68     15.94      1.40%      2.20%        860    53.31%     52.10%      0.19%
      December 31, 2008 .........    114      10.88     10.48      1.40%      2.20%      1,243   -46.17%    -46.61%      0.64%
      December 31, 2007 .........    146      20.21     19.63      1.40%      2.20%      2,944    32.09%     31.04%      0.14%
   Biotechnology Fund
      December 31, 2011 .........     48      11.97     11.26      1.40%      2.20%        575     9.02%      8.17%      0.00%
      December 31, 2010 .........     54      10.98     10.41      1.40%      2.20%        595     9.15%      8.32%      0.00%
      December 31, 2009 .........      7      10.06      9.61      1.40%      2.20%         70    16.71%     15.78%      0.00%
      December 31, 2008 .........     17       8.62      8.30      1.40%      2.20%        144   -13.02%    -13.72%      0.00%
      December 31, 2007 .........      5       9.91      9.62      1.40%      2.20%         46     3.01%      2.12%      0.00%
   Consumer Products Fund
      December 31, 2011 .........     18      14.92     14.03      1.40%      2.20%        268    12.18%     11.26%      2.88%
      December 31, 2010 .........      9      13.30     12.61      1.40%      2.20%        120    15.65%     14.74%      1.33%
      December 31, 2009 .........      9      11.50     10.99      1.40%      2.20%        103    17.47%     16.54%      1.35%
      December 31, 2008 .........     22       9.79      9.43      1.40%      2.20%        221   -24.46%    -25.04%      0.27%
      December 31, 2007 .........     10      12.96     12.58      1.40%      2.20%        125     9.55%      8.64%      1.78%
   Dow 2X Strategy Fund
      December 31, 2011 .........     33       9.68      9.12      1.40%      2.20%        319     7.56%      6.79%      0.00%
      December 31, 2010 .........     19       9.00      8.54      1.40%      2.20%        173    22.95%     21.83%      0.73%
      December 31, 2009 .........     17       7.32      7.01      1.40%      2.20%        126    34.81%     33.78%      0.00%
      December 31, 2008 .........     27       5.43      5.24      1.40%      2.20%        146   -62.21%    -62.52%      0.78%
      December 31, 2007 .........     44      14.37     13.98      1.40%      2.20%        633     6.60%      5.75%      1.07%
   Electronics Fund
      December 31, 2011 .........     --       6.72      6.32      1.40%      2.20%          3   -17.55%    -18.24%      0.00%
      December 31, 2010 .........      8       8.15      7.73      1.40%      2.20%         65     7.95%      7.21%      0.00%
      December 31, 2009 .........     24       7.55      7.21      1.40%      2.20%        180    69.66%     68.07%      0.00%
      December 31, 2008 .........     --       4.45      4.29      1.40%      2.20%          1   -50.83%    -51.19%      0.00%
      December 31, 2007 .........      5       9.05      8.79      1.40%      2.20%         47    -3.93%     -4.66%      0.00%
   Energy Fund
      December 31, 2011 .........     42      18.98     17.85      1.40%      2.20%        802    -7.14%     -7.89%      0.00%
      December 31, 2010 .........     46      20.44     19.38      1.40%      2.20%        938    17.40%     16.47%      0.42%
      December 31, 2009 .........     62      17.41     16.64      1.40%      2.20%      1,083    36.55%     35.50%      0.00%
      December 31, 2008 .........     65      12.75     12.28      1.40%      2.20%        826   -46.79%    -47.21%      0.00%
      December 31, 2007 .........     91      23.96     23.26      1.40%      2.20%      2,176    31.36%     30.31%      0.00%

                                                                              59

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                           STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE           EXPENSE RATIO     (000s)        TOTAL RETURN        RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
   Energy Services Fund
      December 31, 2011 .........     32    $ 19.46   $ 18.31      1.40%      2.20%     $  629   -10.57%    -11.25%      0.00%
      December 31, 2010 .........     54      21.76     20.63      1.40%      2.20%      1,175    24.27%     23.31%      0.00%
      December 31, 2009 .........     70      17.51     16.73      1.40%      2.20%      1,221    60.20%     58.88%      0.00%
      December 31, 2008 .........    106      10.93     10.53      1.40%      2.20%      1,160   -58.20%    -58.53%      0.00%
      December 31, 2007 .........    154      26.15     25.39      1.40%      2.20%      4,038    35.21%     34.13%      0.00%
   Europe 1.25X Strategy Fund
      December 31, 2011 .........      5       7.88      7.41      1.40%      2.20%         36   -16.35%    -17.02%      0.00%
      December 31, 2010 .........     19       9.42      8.93      1.40%      2.20%        175   -11.96%    -12.71%      1.75%
      December 31, 2009 .........     17      10.70     10.23      1.40%      2.20%        178    33.75%     32.68%      2.62%
      December 31, 2008 .........     30       8.00      7.71      1.40%      2.20%        241   -55.51%    -55.84%      0.60%
      December 31, 2007 .........     57      17.98     17.46      1.40%      2.20%      1,033    11.54%     10.65%      2.41%
   Financial Services Fund
      December 31, 2011 .........      5       6.16      5.80      1.40%      2.20%         30   -16.19%    -16.67%      0.10%
      December 31, 2010 .........      5       7.35      6.96      1.40%      2.20%         40    12.73%     11.72%      0.73%
      December 31, 2009 .........     13       6.52      6.23      1.40%      2.20%         87    18.12%     17.11%      2.27%
      December 31, 2008 .........     12       5.52      5.32      1.40%      2.20%         69   -48.79%    -49.14%      0.00%
      December 31, 2007 .........      3      10.78     10.46      1.40%      2.20%         35   -19.91%    -20.64%      0.78%
   Government Long Bond 1.2X Strategy Fund
      December 31, 2011 .........     84      16.59     16.39      1.40%      2.20%      1,398    39.53%     38.43%      1.42%
      December 31, 2010 .........     16      11.89     11.84      1.40%      2.20%        195     8.68%      7.73%      2.04%
      December 31, 2009 .........     14      10.94     10.99      1.40%      2.20%        151   -32.51%    -33.03%      2.10%
      December 31, 2008 .........     94      16.21     16.41      1.40%      2.20%      1,531    42.82%     41.71%      2.63%
      December 31, 2007 .........    113      11.35     11.58      1.40%      2.20%      1,281     8.20%      7.42%      3.51%
   Health Care Fund
      December 31, 2011 .........     13      11.77     11.07      1.40%      2.20%        149     3.25%      2.41%      0.00%
      December 31, 2010 .........      5      11.40     10.81      1.40%      2.20%         63     5.26%      4.44%      0.21%
      December 31, 2009 .........     10      10.83     10.35      1.40%      2.20%        111    22.93%     21.91%      0.00%
      December 31, 2008 .........     23       8.81      8.49      1.40%      2.20%        200   -25.90%    -26.49%      0.00%
      December 31, 2007 .........     60      11.89     11.55      1.40%      2.20%        715     4.48%      3.68%      0.00%
   Internet Fund
      December 31, 2011 .........      4      11.78     11.08      1.40%      2.20%         51   -13.19%    -13.84%      0.00%
      December 31, 2010 .........     13      13.57     12.86      1.40%      2.20%        179    19.14%     18.20%      0.00%
      December 31, 2009 .........     12      11.39     10.88      1.40%      2.20%        137    63.65%     62.15%      0.00%
      December 31, 2008 .........      3       6.96      6.71      1.40%      2.20%         21   -45.67%    -46.06%      0.00%
      December 31, 2007 .........     12      12.81     12.44      1.40%      2.20%        156     8.84%      7.99%      0.00%
   Inverse Dow 2X Strategy Fund
      December 31, 2011 .........     39       2.59      2.44      1.40%      2.20%        101   -28.06%    -28.65%      0.00%
      December 31, 2010 .........     44       3.60      3.42      1.40%      2.20%        158   -31.17%    -31.74%      0.00%
      December 31, 2009 .........     14       5.23      5.01      1.40%      2.20%         73   -45.41%    -45.84%      0.00%
      December 31, 2008 .........     35       9.58      9.25      1.40%      2.20%        333    58.61%     57.31%      0.74%
      December 31, 2007 .........      3       6.04      5.88      1.40%      2.20%         17   -10.25%    -10.91%      0.83%
   Inverse Government Long Bond Strategy Fund
      December 31, 2011 .........     --       3.88      3.62      1.40%      2.20%         --   -31.45%    -31.95%      0.00%
      December 31, 2010 .........     --       5.66      5.32      1.40%      2.20%          1   -13.98%    -14.61%      0.00%
      December 31, 2009 .........     55       6.58      6.23      1.40%      2.20%        361    17.71%     16.67%      0.00%
      December 31, 2008 .........      5       5.59      5.34      1.40%      2.20%         30   -31.24%    -31.71%      0.03%
      December 31, 2007 .........      8       8.13      7.82      1.40%      2.20%         62    -5.79%     -6.57%      5.46%
   Inverse Mid-Cap Strategy Fund
      December 31, 2011 .........     --       4.13      3.89      1.40%      2.20%         --    -8.63%     -9.53%      0.00%
      December 31, 2010 .........     --       4.52      4.30      1.40%      2.20%         --   -26.38%    -26.87%      0.00%
      December 31, 2009 .........      2       6.14      5.88      1.40%      2.20%         12   -36.17%    -36.64%      0.00%
      December 31, 2008 .........      6       9.62      9.28      1.40%      2.20%         62    32.51%     31.44%      1.66%
      December 31, 2007 .........     --       7.26      7.06      1.40%      2.20%          2    -3.33%     -4.08%      1.68%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                           STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE           EXPENSE RATIO     (000s)        TOTAL RETURN        RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
   Inverse NASDAQ-100(R) Strategy Fund
      December 31, 2011 .........      2     $ 4.35    $ 4.10      1.40%      2.20%     $    7   -11.41%    -12.02%      0.00%
      December 31, 2010 .........      4       4.91      4.66      1.40%      2.20%         19   -22.31%    -22.85%      0.00%
      December 31, 2009 .........      5       6.32      6.04      1.40%      2.20%         34   -40.93%    -41.42%      0.07%
      December 31, 2008 .........     16      10.70     10.31      1.40%      2.20%        175    45.98%     44.80%      0.23%
      December 31, 2007 .........      4       7.33      7.12      1.40%      2.20%         30   -12.53%    -13.28%     10.42%
   Inverse Russell 2000(R) Strategy Fund
      December 31, 2011 .........      1       3.86      3.64      1.40%      2.20%          3    -8.96%     -9.45%      0.00%
      December 31, 2010 .........      5       4.24      4.02      1.40%      2.20%         20   -28.62%    -29.35%      0.00%
      December 31, 2009 .........     60       5.94      5.69      1.40%      2.20%        357   -33.78%    -34.30%      0.00%
      December 31, 2008 .........      9       8.97      8.66      1.40%      2.20%         79    23.05%     21.97%      0.34%
      December 31, 2007 .........    167       7.29      7.10      1.40%      2.20%      1,220     3.85%      3.05%     12.34%
   Inverse S&P 500 Strategy Fund
      December 31, 2011 .........     38       4.54      5.11      1.40%      2.20%        170   -10.28%    -10.98%      0.00%
      December 31, 2010 .........     38       5.06      5.74      1.40%      2.20%        195   -18.12%    -18.70%      0.00%
      December 31, 2009 .........     20       6.18      7.06      1.40%      2.20%        123   -28.55%    -29.19%      0.00%
      December 31, 2008 .........     23       8.65      9.97      1.40%      2.20%        202    37.30%     36.20%      1.21%
      December 31, 2007 .........     --       6.30      7.32      1.40%      2.20%         --    -0.63%     -1.35%      0.00%
   Japan 2X Strategy Fund
      December 31, 2011 .........      5       7.16      6.74      1.40%      2.20%         38   -29.94%    -30.44%      0.00%
      December 31, 2010 .........      3      10.22      9.69      1.40%      2.20%         34    14.06%     13.20%      0.00%
      December 31, 2009 .........     11       8.96      8.56      1.40%      2.20%         96    22.07%     21.07%      0.29%
      December 31, 2008 .........     22       7.34      7.07      1.40%      2.20%        159   -33.93%    -34.48%      0.56%
      December 31, 2007 .........      9      11.11     10.79      1.40%      2.20%        100   -12.52%    -13.19%      2.79%
   Leisure Fund
      December 31, 2011 .........      3      11.10     10.44      1.40%      2.20%         35     1.00%      0.19%      0.00%
      December 31, 2010 .........     19      10.99     10.42      1.40%      2.20%        209    28.54%     27.54%      0.14%
      December 31, 2009 .........     10       8.55      8.17      1.40%      2.20%         85    34.86%     33.72%      0.00%
      December 31, 2008 .........     11       6.34      6.11      1.40%      2.20%         70   -49.80%    -50.16%      0.00%
      December 31, 2007 .........     23      12.63     12.26      1.40%      2.20%        294    -3.88%     -4.74%      0.00%
   Mid Cap 1.5X Strategy Fund
      December 31, 2011 .........      8      18.49     11.93      1.40%      2.20%        152    -8.87%     -9.62%      0.00%
      December 31, 2010 .........     15      20.29     13.20      1.40%      2.20%        296    35.63%     34.56%      0.00%
      December 31, 2009 .........     13      14.96      9.81      1.40%      2.20%        190    50.35%     49.09%      0.07%
      December 31, 2008 .........     15       9.95      6.58      1.40%      2.20%        145   -55.48%    -55.81%      0.00%
      December 31, 2007 .........     22      22.35     14.89      1.40%      2.20%        489     2.15%      1.29%      1.27%
   NASDAQ-100(R) Fund
      December 31, 2011 .........     55      17.19     12.61      1.40%      2.20%        945     0.76%      0.00%      0.00%
      December 31, 2010 .........     85      17.06     12.61      1.40%      2.20%      1,454    16.85%     15.90%      0.00%
      December 31, 2009 .........     80      14.60     10.88      1.40%      2.20%      1,167    49.90%     48.63%      0.00%
      December 31, 2008 .........    103       9.74      7.32      1.40%      2.20%        999   -42.74%    -43.17%      0.15%
      December 31, 2007 .........    147      17.01     12.88      1.40%      2.20%      2,507    16.19%     15.21%      0.07%
   NASDAQ-100(R) 2X Strategy Fund
      December 31, 2011 .........     35      11.62     10.92      1.40%      2.20%        410    -2.02%     -2.85%      0.00%
      December 31, 2010 .........     20      11.86     11.24      1.40%      2.20%        236    35.08%     33.97%      0.00%
      December 31, 2009 .........     33       8.78      8.39      1.40%      2.20%        293   114.67%    112.94%      0.00%
      December 31, 2008 .........     21       4.09      3.94      1.40%      2.20%         86   -72.99%    -73.20%      0.08%
      December 31, 2007 .........     55      15.14     14.70      1.40%      2.20%        834    26.38%     25.43%      0.28%
   Nova Fund
      December 31, 2011 .........     41       9.33      9.28      1.40%      2.20%        382    -2.51%     -3.33%      0.04%
      December 31, 2010 .........     47       9.57      9.60      1.40%      2.20%        452    18.29%     17.36%      0.19%
      December 31, 2009 .........     66       8.09      8.18      1.40%      2.20%        533    33.72%     32.58%      0.88%
      December 31, 2008 .........     76       6.05      6.17      1.40%      2.20%        458   -55.12%    -55.45%      0.33%
      December 31, 2007 .........    115      13.48     13.85      1.40%      2.20%      1,546    -0.30%     -1.07%      1.41%

                                                                              61

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                           STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE           EXPENSE RATIO     (000s)        TOTAL RETURN        RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
   Precious Metals Fund
      December 31, 2011 .........     60    $ 17.50   $ 16.46      1.40%      2.20%    $ 1,044   -25.21%    -25.79%      0.07%
      December 31, 2010 .........     68      23.40     22.18      1.40%      2.20%      1,600    36.13%     35.08%      0.00%
      December 31, 2009 .........     76      17.19     16.42      1.40%      2.20%      1,314    47.17%     45.96%      0.00%
      December 31, 2008 .........     74      11.68     11.25      1.40%      2.20%        866   -39.42%    -39.90%      0.00%
      December 31, 2007 .........     47      19.28     18.72      1.40%      2.20%        915    17.92%     16.93%      0.00%
   Real Estate Fund
      December 31, 2011 .........     12      12.82     12.06      1.40%      2.20%        153     0.87%      0.08%      1.16%
      December 31, 2010 .........     60      12.71     12.05      1.40%      2.20%        762    23.16%     22.09%      3.48%
      December 31, 2009 .........     19      10.32      9.87      1.40%      2.20%        197    23.44%     22.61%      3.35%
      December 31, 2008 .........     17       8.36      8.05      1.40%      2.20%        138   -42.46%    -42.95%      0.77%
      December 31, 2007 .........     11      14.53     14.11      1.40%      2.20%        164   -20.21%    -20.86%      1.21%
   Retailing Fund
      December 31, 2011 .........      3      12.50     11.76      1.40%      2.20%         41     3.82%      3.07%      0.00%
      December 31, 2010 .........     25      12.04     11.41      1.40%      2.20%        299    23.36%     22.42%      0.00%
      December 31, 2009 .........      1       9.76      9.32      1.40%      2.20%         10    42.27%     41.00%      0.00%
      December 31, 2008 .........      1       6.86      6.61      1.40%      2.20%          7   -33.91%    -34.42%      0.00%
      December 31, 2007 .........      2      10.38     10.08      1.40%      2.20%         23   -13.79%    -14.50%      0.00%
   Russell 2000(R) 1.5X Strategy Fund
      December 31, 2011 .........      7      16.27      9.98      1.40%      2.20%        121   -13.41%    -14.04%      0.00%
      December 31, 2010 .........     13      18.79     11.61      1.40%      2.20%        242    35.96%     34.84%      0.00%
      December 31, 2009 .........      9      13.82      8.61      1.40%      2.20%        118    31.37%     30.45%      0.00%
      December 31, 2008 .........     12      10.52      6.60      1.40%      2.20%        124   -52.03%    -52.45%      0.19%
      December 31, 2007 .........     16      21.93     13.88      1.40%      2.20%        353    -8.05%     -8.80%      1.52%
   S&P 500 2X Strategy Fund
      December 31, 2011 .........     45       7.61      7.16      1.40%      2.20%        343    -5.35%     -6.04%      0.00%
      December 31, 2010 .........      9       8.04      7.62      1.40%      2.20%         74    23.69%     22.71%      0.00%
      December 31, 2009 .........     13       6.50      6.21      1.40%      2.20%         83    44.44%     43.09%      0.39%
      December 31, 2008 .........     22       4.50      4.34      1.40%      2.20%         98   -68.44%    -68.66%      0.00%
      December 31, 2007 .........     33      14.26     13.85      1.40%      2.20%        472    -0.77%     -1.56%      1.01%
   S&P 500 Pure Growth Fund
      December 31, 2011 .........     34      11.73     11.05      1.40%      2.20%        403    -2.41%     -3.24%      0.00%
      December 31, 2010 .........     66      12.02     11.42      1.40%      2.20%        797    23.28%     22.27%      0.00%
      December 31, 2009 .........    102       9.75      9.34      1.40%      2.20%        993    45.09%     44.14%      0.00%
      December 31, 2008 .........    101       6.72      6.48      1.40%      2.20%        682   -40.64%    -41.14%      0.00%
      December 31, 2007 .........     40      11.32     11.01      1.40%      2.20%        455     3.47%      2.61%      0.00%
   S&P 500 Pure Value Fund
      December 31, 2011 .........     20      10.63     10.01      1.40%      2.20%        215    -4.49%     -5.30%      0.02%
      December 31, 2010 .........     38      11.13     10.57      1.40%      2.20%        425    18.66%     17.71%      0.63%
      December 31, 2009 .........     54       9.38      8.98      1.40%      2.20%        510    49.13%     47.94%      3.32%
      December 31, 2008 .........     34       6.29      6.07      1.40%      2.20%        215   -49.36%    -49.79%      1.53%
      December 31, 2007 .........     34      12.42     12.09      1.40%      2.20%        423    -6.69%     -7.43%      0.99%
   S&P MidCap 400 Pure Growth Fund
      December 31, 2011 .........     16      16.49     15.53      1.40%      2.20%        262    -2.02%     -2.82%      0.00%
      December 31, 2010 .........     87      16.83     15.98      1.40%      2.20%      1,467    30.77%     29.71%      0.00%
      December 31, 2009 .........     24      12.87     12.32      1.40%      2.20%        315    54.69%     53.42%      0.00%
      December 31, 2008 .........      8       8.32      8.03      1.40%      2.20%         64   -37.07%    -37.56%      0.00%
      December 31, 2007 .........      5      13.22     12.86      1.40%      2.20%         70     6.96%      6.02%      0.00%
   S&P MidCap 400 Pure Value Fund
      December 31, 2011 .........     21      12.09     11.39      1.40%      2.20%        254    -8.41%     -9.17%      0.00%
      December 31, 2010 .........     26      13.20     12.54      1.40%      2.20%        342    18.49%     17.53%      0.41%
      December 31, 2009 .........     81      11.14     10.67      1.40%      2.20%        900    53.02%     51.78%      1.81%
      December 31, 2008 .........     30       7.28      7.03      1.40%      2.20%        219   -44.43%    -44.82%      0.00%
      December 31, 2007 .........     45      13.10     12.74      1.40%      2.20%        594    -6.16%     -6.94%      0.94%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                           STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE           EXPENSE RATIO     (000s)        TOTAL RETURN        RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
   S&P SmallCap 600 Pure Growth Fund
      December 31, 2011 .........     37    $ 13.65   $ 12.86      1.40%      2.20%    $   503     2.09%      1.26%      0.00%
      December 31, 2010 .........     21      13.37     12.70      1.40%      2.20%        282    23.68%     22.71%      0.00%
      December 31, 2009 .........     16      10.81     10.35      1.40%      2.20%        169    32.15%     31.01%      0.00%
      December 31, 2008 .........      8       8.18      7.90      1.40%      2.20%         67   -35.23%    -35.72%      0.00%
      December 31, 2007 .........     36      12.63     12.29      1.40%      2.20%        457    -1.56%     -2.31%      0.00%
   S&P SmallCap 600 Pure Value Fund
      December 31, 2011 .........     24      10.65     10.04      1.40%      2.20%        254   -10.73%    -11.39%      0.00%
      December 31, 2010 .........     31      11.93     11.33      1.40%      2.20%        364    23.37%     22.35%      0.00%
      December 31, 2009 .........     36       9.67      9.26      1.40%      2.20%        345    60.10%     58.83%      2.12%
      December 31, 2008 .........     23       6.04      5.83      1.40%      2.20%        137   -44.33%    -44.74%      0.49%
      December 31, 2007 .........     20      10.85     10.55      1.40%      2.20%        219   -21.43%    -22.14%      0.17%
   SGI CLS AdvisorOne Amerigo Fund
      December 31, 2011 .........     19      11.21     10.63      1.40%      2.20%        212    -8.56%     -9.30%      0.00%
      December 31, 2010 .........     22      12.26     11.72      1.40%      2.20%        270    13.52%     12.69%      0.10%
      December 31, 2009 .........     23      10.80     10.40      1.40%      2.20%        252    37.40%     36.30%      0.64%
      December 31, 2008 .........     41       7.86      7.63      1.40%      2.20%        323   -43.86%    -44.35%      0.31%
      December 31, 2007 .........     41      14.00     13.71      1.40%      2.20%        578    12.18%     11.28%      0.49%
   SGI CLS AdvisorOne Clermont Fund
      December 31, 2011 .........      7      10.57     10.02      1.40%      2.20%         73    -1.67%     -2.43%      2.18%
      December 31, 2010 .........      3      10.75     10.27      1.40%      2.20%         30     9.47%      8.56%      1.97%
      December 31, 2009 .........      3       9.82      9.46      1.40%      2.20%         27    20.94%     19.90%      1.87%
      December 31, 2008 .........      7       8.12      7.89      1.40%      2.20%         61   -31.07%    -31.57%      1.09%
      December 31, 2007 .........      8      11.78     11.53      1.40%      2.20%         90     4.71%      3.87%      2.21%
   SGI U.S. Long Short Momentum Fund
      December 31, 2011 .........     16      15.08     11.54      1.40%      2.20%        241    -7.82%     -8.56%      0.00%
      December 31, 2010 .........     16      16.36     12.62      1.40%      2.20%        267     9.65%      8.79%      0.00%
      December 31, 2009 .........     19      14.92     11.60      1.40%      2.20%        278    25.48%     24.46%      0.10%
      December 31, 2008 .........     19      11.89      9.32      1.40%      2.20%        230   -41.54%    -42.00%      0.00%
      December 31, 2007 .........     30      20.34     16.07      1.40%      2.20%        610    21.00%     20.01%      0.00%
   Technology Fund
      December 31, 2011 .........     17       9.88      9.29      1.40%      2.20%        170   -10.43%    -11.19%      0.00%
      December 31, 2010 .........     18      11.03     10.46      1.40%      2.20%        196    10.41%      9.64%      0.00%
      December 31, 2009 .........     34       9.99      9.54      1.40%      2.20%        336    53.46%     52.15%      0.00%
      December 31, 2008 .........      9       6.51      6.27      1.40%      2.20%         59   -46.15%    -46.59%      0.00%
      December 31, 2007 .........     20      12.09     11.74      1.40%      2.20%        244     8.82%      8.00%      0.00%
   Telecommunications Fund
      December 31, 2011 .........      7       8.94      8.41      1.40%      2.20%         66   -15.58%    -16.24%      1.04%
      December 31, 2010 .........     12      10.59     10.04      1.40%      2.20%        131    12.90%     12.05%      0.70%
      December 31, 2009 .........     36       9.38      8.96      1.40%      2.20%        337    26.93%     25.84%      6.07%
      December 31, 2008 .........     12       7.39      7.12      1.40%      2.20%         88   -46.10%    -46.55%      0.06%
      December 31, 2007 .........     60      13.71     13.32      1.40%      2.20%        827     7.70%      6.90%      0.16%
   Transportation Fund
      December 31, 2011 .........      5      11.72     11.02      1.40%      2.20%         62   -12.34%    -13.02%      0.00%
      December 31, 2010 .........      8      13.37     12.67      1.40%      2.20%        106    22.44%     21.36%      0.00%
      December 31, 2009 .........     14      10.92     10.44      1.40%      2.20%        149    15.68%     14.85%      0.86%
      December 31, 2008 .........     14       9.44      9.09      1.40%      2.20%        130   -26.25%    -26.87%      0.00%
      December 31, 2007 .........     21      12.80     12.43      1.40%      2.20%        272   -10.05%    -10.77%      0.00%
   U.S. Government Money Market Fund
      December 31, 2011 .........    165       9.79      9.34      1.40%      2.20%      1,612    -1.41%     -2.20%      0.00%
      December 31, 2010 .........    170       9.93      9.55      1.40%      2.20%      1,687    -1.39%     -2.15%      0.01%
      December 31, 2009 .........    234      10.07      9.76      1.40%      2.20%      2,358    -1.27%     -2.20%      0.05%
      December 31, 2008 .........    312      10.20      9.98      1.40%      2.20%      3,185    -0.29%     -0.99%      1.14%
      December 31, 2007 .........    376      10.23     10.08      1.40%      2.20%      3,841     2.40%      1.61%      3.84%

                                                                              63

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================================================================

                                           STANDARD   STD WITH   STANDARD   STD WITH            STANDARD   STD WITH
                                           CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                   UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                   (000s)       UNIT VALUE           EXPENSE RATIO     (000s)        TOTAL RETURN        RATIO
--------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
   Utilities Fund
      December 31, 2011 .........     50    $ 15.72   $ 14.78      1.40%      2.20%    $   789    14.74%     13.78%      2.78%
      December 31, 2010 .........     21      13.70     12.99      1.40%      2.20%        284     5.38%      4.51%      2.75%
      December 31, 2009 .........     23      13.00     12.43      1.40%      2.20%        295    12.17%     11.38%      5.32%
      December 31, 2008 .........     37      11.59     11.16      1.40%      2.20%        428   -30.56%    -31.11%      0.29%
      December 31, 2007 .........     53      16.69     16.20      1.40%      2.20%        892    11.34%     10.35%      1.48%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
      December 31, 2011 .........     62      13.68      9.56      1.40%      2.20%        851   -22.40%    -23.03%      1.66%
      December 31, 2010 .........     73      17.63     12.42      1.40%      2.20%      1,282    12.51%     11.59%      3.77%
      December 31, 2009 .........     86      15.67     11.13      1.40%      2.20%      1,343    43.24%     42.15%      0.00%
      December 31, 2008 .........    102      10.94      7.83      1.40%      2.20%      1,118   -44.41%    -44.90%      0.73%
      December 31, 2007 .........    204      19.68     14.21      1.40%      2.20%      4,021    -6.15%     -6.88%      2.13%
VAN ECK VIP INSURANCE TRUST:
   Emerging Markets Fund
      December 31, 2011 .........    130      21.67     19.99      1.40%      2.20%      2,812   -26.79%    -27.36%      1.19%
      December 31, 2010 .........    188      29.60     27.52      1.40%      2.20%      5,555    25.11%     24.13%      0.66%
      December 31, 2009 .........    254      23.66     22.17      1.40%      2.20%      6,000   110.12%    108.56%      0.15%
      December 31, 2008 .........    269      11.26     10.63      1.40%      2.20%      3,023   -65.26%    -65.57%      0.00%
      December 31, 2007 .........    317      32.41     30.87      1.40%      2.20%     10,283    35.66%     34.63%      0.50%
   Global Bond Fund
      December 31, 2011 .........     67      18.33     13.47      1.40%      2.20%      1,221     6.63%      5.81%      7.70%
      December 31, 2010 .........     74      17.19     12.73      1.40%      2.20%      1,263     4.69%      3.92%      3.66%
      December 31, 2009 .........     88      16.42     12.25      1.40%      2.20%      1,449     4.52%      3.64%      4.42%
      December 31, 2008 .........    152      15.71     11.82      1.40%      2.20%      2,389     2.15%      1.37%     10.25%
      December 31, 2007 .........    272      15.38     11.66      1.40%      2.20%      4,171     8.23%      7.27%      4.68%
   Global Hard Assets Fund
      December 31, 2011 .........     46      31.21     27.55      1.40%      2.20%      1,427   -17.63%    -18.27%      1.21%
      December 31, 2010 .........     57      37.89     33.71      1.40%      2.20%      2,162    27.45%     26.44%      0.38%
      December 31, 2009 .........     69      29.73     26.66      1.40%      2.20%      2,056    55.33%     54.10%      0.25%
      December 31, 2008 .........     95      19.14     17.30      1.40%      2.20%      1,813   -46.88%    -47.30%      0.33%
      December 31, 2007 .........    152      36.03     32.83      1.40%      2.20%      5,452    43.32%     42.18%      0.10%
   Multi-Manager Alternatives Fund
      December 31, 2011 .........     30      10.18      9.56      1.40%      2.20%        307    -3.60%     -4.40%      0.97%
      December 31, 2010 .........     29      10.56     10.00      1.40%      2.20%        310     3.53%      2.67%      0.00%
      December 31, 2009 .........     40      10.20      9.74      1.40%      2.20%        408    12.33%     11.44%      0.15%
      December 31, 2008 .........     53       9.08      8.74      1.40%      2.20%        477   -14.34%    -15.06%      0.11%
      December 31, 2007 .........     89      10.60     10.29      1.40%      2.20%        944     2.61%      1.78%      0.62%
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
      December 31, 2011 .........    260      15.56     14.74      1.40%      2.20%      4,047    -0.95%     -1.80%      0.00%
      December 31, 2010 .........    354      15.71     15.01      1.40%      2.20%      5,562    33.70%     32.60%      0.00%
      December 31, 2009 .........    319      11.75     11.32      1.40%      2.20%      3,755    38.24%     37.21%      0.00%
      December 31, 2008 .........    378       8.50      8.25      1.40%      2.20%      3,212   -45.09%    -45.54%      0.00%
      December 31, 2007 .........    499      15.48     15.15      1.40%      2.20%      7,720    20.56%     19.67%      0.00%
   Opportunity Fund
      December 31, 2011 .........    149      19.90     13.61      1.40%      2.20%      2,970    -6.79%     -7.54%      0.14%
      December 31, 2010 .........    193      21.35     14.72      1.40%      2.20%      4,125    22.00%     21.05%      0.76%
      December 31, 2009 .........    200      17.50     12.16      1.40%      2.20%      3,506    45.71%     44.42%      0.00%
      December 31, 2008 .........    243      12.01      8.42      1.40%      2.20%      2,918   -40.95%    -41.36%      1.88%
      December 31, 2007 .........    316      20.34     14.36      1.40%      2.20%      6,433     5.17%      4.28%      0.59%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(7)   UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2011 was as follows:

                                                               NUMBER                                    NUMBER
                                                              OF UNITS                                  OF UNITS
                                                             BEGINNING       UNITS         UNITS          END
FUND DESCRIPTION                                   NOTES*     OF YEAR      PURCHASED      REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------

 THE ALGER PORTFOLIOS:
   Capital Appreciation ........................               360,043.6     25,365.7     (48,886.7)     336,522.6
   Large Cap Growth ............................               374,442.1     17,766.7     (73,875.3)     318,333.5
   Mid Cap Growth ..............................               258,947.1      8,706.3     (41,527.8)     226,125.6
   Small Cap Growth ............................               139,487.6      1,078.8     (18,148.1)     122,418.3
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ...........................                22,011.8      6,584.3      (4,738.9)      23,857.2
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ....................................                47,051.5     41,200.2     (23,175.9)      65,075.8
   Income & Growth .............................               189,380.8     15,812.3     (35,516.6)     169,676.5
   Inflation Protection ........................                46,208.1     65,134.3     (29,435.2)      81,907.2
   International ...............................               119,879.2      6,244.7     (34,477.6)      91,646.3
   Value .......................................               257,295.9     34,362.5     (69,921.1)     221,737.3
COLUMBIA FUNDS VARIABLE SERIES TRUST:                    a
   CVP Seligman Global Technology ..............         b      67,757.0    183,465.5     (28,436.3)     222,786.2
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ..........................                   988.9         83.0      (1,071.9)            --
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index .......................                15,600.5      3,295.2      (4,907.9)      13,987.8
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ......               166,900.1      7,902.4     (26,272.3)     148,530.2
DREYFUS STOCK INDEX FUND: ......................               664,180.1      9,468.6    (109,926.8)     563,721.9
DREYFUS VARIABLE INVESTMENT FUND:
   International Value .........................               124,429.3     11,785.3     (30,842.1)     105,372.5
FEDERATED INSURANCE SERIES:
   High Income Bond II .........................               126,364.9      1,616.3     (36,463.7)      91,517.5
   Managed Volatility II .......................         c     103,602.2      7,294.5     (28,964.1)      81,932.6
INVESCO VARIABLE INSURANCE FUNDS:
   Basic Value .................................                47,728.1     10,434.0     (18,603.6)      39,558.5
   Core Equity .................................                88,258.6      2,103.2     (18,487.6)      71,874.2
   Dividend Growth .............................         d            --     41,129.9      (8,183.3)      32,946.6
   Financial Services ..........................         e      24,636.5      3,600.3     (28,236.8)            --
   Global Health Care ..........................                65,724.2     13,221.5     (33,288.4)      45,657.3
   Global Real Estate ..........................                53,114.1      4,960.0     (10,241.0)      47,833.1
   High Yield ..................................               105,396.8    145,622.9     (85,544.1)     165,475.6
   Mid Cap Core Equity .........................                26,396.7      1,270.5     (11,459.3)      16,207.9
   Technology ..................................                20,033.9     15,612.9     (15,995.2)      19,651.6
JANUS ASPEN SERIES:
   Enterprise ..................................               448,599.4      8,079.9     (65,167.3)     391,512.0
   Janus .......................................               622,333.5     12,505.7     (87,882.1)     546,957.1
   Overseas ....................................                87,492.3      5,967.2     (29,069.4)      64,390.1
   Worldwide ...................................               461,836.4      9,026.2     (59,582.1)     411,280.5
LAZARD RETIREMENT SERIES:
   Emerging Markets Equity .....................                79,974.7      5,316.1     (32,312.1)      52,978.7
   International Equity ........................                38,111.3     15,088.3     (14,510.0)      38,689.6
   US Small-Mid Cap Equity .....................                95,972.8      4,823.8     (27,528.9)      73,267.7
   US Strategic Equity .........................                45,828.9      1,839.7      (6,713.9)      40,954.7
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I .............                 7,775.3     27,120.7     (14,937.7)      19,958.3
   ClearBridge Equity Income Builder I .........                 2,814.1     13,411.3        (434.6)      15,790.8
   ClearBridge Fundamental All Cap Value I .....                 9,487.6      3,959.4      (3,468.8)       9,978.2
   ClearBridge Large Cap Growth I ..............                12,867.3     16,517.1     (15,838.6)      13,545.8
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ........                31,969.8        296.0     (23,407.0)       8,858.8
   Western Asset Strategic Bond ................                59,229.1     61,164.1     (45,328.0)      75,065.2

                                                                              65

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

==================================================================================================================

                                                                NUMBER                                  NUMBER
                                                               OF UNITS                                OF UNITS
                                                              BEGINNING      UNITS         UNITS         END
FUND DESCRIPTION                                   NOTES*      OF YEAR     PURCHASED     REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND:
   Capital Structure ...........................                18,073.4         29.2      (5,124.7)      12,977.9
   Growth and Income ...........................               299,472.3      5,858.0     (39,092.7)     266,237.6
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth ..............................                27,530.5     45,293.6     (28,598.8)      44,225.3
   Partners ....................................               154,391.2     12,282.8     (44,575.1)     122,098.9
   Regency .....................................                54,857.6      8,397.3     (13,080.2)      50,174.7
   Short Duration Bond .........................               183,971.7     48,209.8     (51,790.9)     180,390.6
   Small-Cap Growth ............................                 7,609.7     26,590.3     (20,140.9)      14,059.1
   Socially Responsive .........................                 4,787.6      8,402.7     (11,006.5)       2,183.8
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ................................               538,326.9      9,182.0     (88,162.6)     459,346.3
   JNF Equity ..................................               502,145.5      9,959.1     (60,984.8)     451,119.8
   JNF Money Market ............................             1,514,052.7    353,866.6    (519,144.4)   1,348,774.9
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ...................................                38,852.3     31,592.0     (13,776.3)      56,668.0
   Commodity Real Return Strategy ..............                16,175.4      3,500.8      (4,642.1)      15,034.1
   Emerging Markets Bond .......................                13,707.3        547.8     (10,191.6)       4,063.5
   Foreign Bond US Dollar-Hedged ...............         f       5,816.2           --      (3,305.8)       2,510.4
   Global Bond Unhedged ........................                35,137.9     47,247.8     (28,708.8)      53,676.9
   High Yield ..................................                28,147.1      2,203.8     (24,686.8)       5,664.1
   Real Return .................................               192,936.5     83,602.1     (58,763.0)     217,775.6
   Short-Term ..................................                66,897.4     14,844.3     (15,823.0)      65,918.7
   Total Return ................................               354,332.3     63,535.3    (126,224.5)     291,643.1
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income ...............................                84,128.8     54,722.7     (19,763.6)     119,087.9
   Fund ........................................                21,371.5      2,258.7      (3,646.0)      19,984.2
   High Yield ..................................                81,780.4        569.5     (54,583.7)      27,766.2
   Mid Cap Value ...............................                 6,546.9      5,988.2      (4,207.6)       8,327.5
ROYCE CAPITAL FUND:
   Micro-Cap ...................................                46,731.6      8,384.4     (17,642.3)      37,473.7
   Small-Cap ...................................                70,843.5      3,644.4     (20,082.7)      54,405.2
RYDEX VARIABLE TRUST:
   Banking .....................................                18,188.5     18,955.6     (25,900.4)      11,243.7
   Basic Materials .............................                30,445.5     17,940.7     (24,055.2)      24,331.0
   Biotechnology ...............................                54,164.9     32,569.6     (38,700.2)      48,034.3
   Consumer Products ...........................                 9,046.2     32,189.9     (23,246.0)      17,990.1
   Dow 2X Strategy .............................                19,281.9     25,260.2     (11,591.3)      32,950.8
   Electronics .................................                 7,952.0     78,900.2     (86,451.0)         401.2
   Energy ......................................                45,884.2     37,859.4     (41,492.3)      42,251.3
   Energy Services .............................                54,013.8     52,200.7     (73,915.0)      32,299.5
   Europe 1.25X Strategy .......................                18,550.1     68,272.0     (82,203.9)       4,618.2
   Financial Services ..........................                 5,458.2      2,539.7      (3,085.6)       4,912.3
   Government Long Bond 1.2X Strategy ..........                16,404.6    132,383.8     (64,510.8)      84,277.6
   Health Care .................................                 5,494.2     42,302.3     (35,151.4)      12,645.1
   Internet ....................................                13,190.8      4,364.8     (13,218.8)       4,336.8
   Inverse Dow 2X Strategy .....................                43,886.8      5,201.8     (10,056.5)      39,032.1
   Inverse Government Long Bond Strategy .......                   137.4           --         (79.6)          57.8
   Inverse NASDAQ-100(R) Strategy ..............                 3,949.1     11,622.4     (13,934.2)       1,637.3
   Inverse Russell 2000(R) Strategy ............                 4,797.5     10,364.5     (14,447.1)         714.9
   Inverse S&P 500 Strategy ....................                38,445.8    259,299.3    (260,192.6)      37,552.5
   Japan 2X Strategy ...........................                 3,332.3     47,328.9     (45,353.1)       5,308.1
   Leisure .....................................                19,047.8      3,592.4     (19,485.7)       3,154.5
   Mid Cap 1.5X Strategy .......................                14,567.8     28,027.8     (34,379.6)       8,216.0
   NASDAQ-100(R) ...............................                85,221.3     44,822.3     (75,091.0)      54,952.6
   NASDAQ-100(R) 2X Strategy ...................                19,889.3     87,530.1     (72,132.2)      35,287.2
   Nova ........................................                47,266.8      6,770.9     (13,094.6)      40,943.1
   Precious Metals .............................                68,409.2     60,012.4     (68,729.8)      59,691.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

==================================================================================================================

                                                                NUMBER                                  NUMBER
                                                               OF UNITS                                OF UNITS
                                                              BEGINNING      UNITS         UNITS         END
FUND DESCRIPTION                                   NOTES*      OF YEAR     PURCHASED     REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
   Real Estate .................................                59,926.1      9,321.9     (57,338.4)      11,909.6
   Retailing ...................................                24,851.7      4,977.4     (26,513.3)       3,315.8
   Russell 2000(R) 1.5X Strategy ...............                12,872.2     13,681.0     (19,087.4)       7,465.8
   S&P 500 2X Strategy .........................                 9,225.7     68,941.0     (33,137.5)      45,029.2
   S&P 500 Pure Growth .........................                66,253.4     73,168.3    (105,013.6)      34,408.1
   S&P 500 Pure Value ..........................                38,172.3     57,776.4     (75,757.1)      20,191.6
   S&P MidCap 400 Pure Growth ..................                87,147.3     57,469.7    (128,709.5)      15,907.5
   S&P MidCap 400 Pure Value ...................                25,938.9     21,625.0     (26,567.4)      20,996.5
   S&P SmallCap 600 Pure Growth ................                21,107.7     52,073.8     (36,337.3)      36,844.2
   S&P SmallCap 600 Pure Value .................                30,556.0     13,926.2     (20,680.9)      23,801.3
   SGI CLS AdvisorOne Amerigo ..................                21,999.6        273.8      (3,370.3)      18,903.1
   SGI CLS AdvisorOne Clermont .................                 2,813.0      4,454.8        (407.3)       6,860.5
   SGI U.S. Long Short Momentum ................                16,307.4        101.7        (401.0)      16,008.1
   Technology ..................................                17,755.8     23,735.7     (24,318.1)      17,173.4
   Telecommunications ..........................                12,354.6      6,042.2     (11,058.6)       7,338.2
   Transportation ..............................                 7,926.3     12,233.0     (14,851.7)       5,307.6
   U.S. Government Money Market ................               169,985.0    417,024.6    (422,317.5)     164,692.1
   Utilities ...................................                20,751.0     57,334.7     (27,912.8)      50,172.9
SELIGMAN PORTFOLIOS, INC:
   Communications and Information ..............         g     143,374.9           --    (143,374.9)            --
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .......................................                72,689.7      4,096.8     (14,583.5)      62,203.0
VAN ECK VIP TRUST:
   Emerging Markets ............................               187,699.1      1,884.2     (59,823.4)     129,759.9
   Global Bond .................................                73,557.9     16,841.6     (23,708.2)      66,691.3
   Global Hard Assets ..........................                57,060.3      8,799.2     (20,157.4)      45,702.1
   Multi-Manager Alternatives ..................                29,463.9     11,327.0     (10,475.7)      30,315.2
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ...................................               354,067.8     33,558.6    (127,475.1)     260,151.3
   Opportunity .................................               193,186.1      9,273.9     (53,203.3)     149,256.7
------------------------------------------------------------------------------------------------------------------
                      TOTAL ....................            12,292,846.0  3,811,204.7  (5,227,636.6)  10,876,414.1
==================================================================================================================

*     See Footnote 8 for details.

                                                                              67

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(7)   UNIT PROGRESSION
      The change in units outstanding for the year ended December 31, 2010 was as follows:

                                                               NUMBER                                    NUMBER
                                                              OF UNITS                                  OF UNITS
                                                             BEGINNING       UNITS         UNITS          END
FUND DESCRIPTION                                   NOTES*     OF YEAR      PURCHASED      REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------

THE ALGER PORTFOLIOS:
   Capital Appreciation ........................               436,386.2     33,045.9    (109,388.5)     360,043.6
   Large Cap Growth ............................               441,885.7     17,235.5     (84,679.1)     374,442.1
   Mid Cap Growth ..............................               296,591.8     30,283.3     (67,928.0)     258,947.1
   Small Cap Growth ............................               160,100.7      3,009.2     (23,622.3)     139,487.6
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ...........................                27,028.6      1,994.8      (7,011.6)      22,011.8
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ....................................                48,975.3     12,262.5     (14,186.3)      47,051.5
   Income & Growth .............................               211,719.7      9,542.6     (31,881.5)     189,380.8
   Inflation Protection ........................                 9,048.0     54,073.7     (16,913.6)      46,208.1
   International ...............................               125,586.2     27,028.8     (32,735.8)     119,879.2
   Value .......................................               306,808.6     18,719.9     (68,232.6)     257,295.9
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ..........................                 6,779.5     34,850.4     (40,641.0)         988.9
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index .......................                15,664.9     22,673.5     (22,737.9)      15,600.5
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ......               190,013.1      1,906.5     (25,019.5)     166,900.1
DREYFUS STOCK INDEX FUND: ......................               732,804.3     38,430.2    (107,054.4)     664,180.1
DREYFUS VARIABLE INVESTMENT FUND:
   International Value .........................               153,211.3     10,671.4     (39,453.4)     124,429.3
FEDERATED INSURANCE SERIES:
   Managed Volatility II .......................         n     154,710.2     19,546.7     (70,654.7)     103,602.2
   High Income Bond II .........................               206,653.7     27,740.6    (108,029.4)     126,364.9
   International Equity II .....................         a      97,486.5          0.9     (97,487.4)            --
INVESCO VARIABLE INSURANCE FUNDS: ..............         b
   Basic Value .................................                27,503.5     30,552.2     (10,327.6)      47,728.1
   Core Equity .................................               124,825.7     15,375.8     (51,942.9)      88,258.6
   Financial Services ..........................                30,976.4     18,363.5     (24,703.4)      24,636.5
   Global Health Care ..........................                84,678.9        364.8     (19,319.5)      65,724.2
   Global Real Estate ..........................                59,297.2      2,868.1      (9,051.2)      53,114.1
   High Yield ..................................               158,286.3     57,934.7    (110,824.2)     105,396.8
   Mid Cap Core Equity .........................                31,727.0      5,823.0     (11,153.3)      26,396.7
   Technology ..................................                44,701.1      5,017.1     (29,684.3)      20,033.9
JANUS ASPEN SERIES:
   Enterprise ..................................               517,790.1     15,968.2     (85,158.9)     448,599.4
   Growth and Income ...........................         c     172,130.0         30.5    (172,160.5)            --
   Janus .......................................               713,931.0      6,938.3     (98,535.8)     622,333.5
   Overseas ....................................                92,088.4     28,703.5     (33,299.6)      87,492.3
   Worldwide ...................................               508,686.8     24,122.9     (70,973.3)     461,836.4
LAZARD RETIREMENT SERIES:
   Emerging Markets Equity .....................                78,913.4     66,299.5     (65,238.2)      79,974.7
   International Equity ........................                24,582.0     22,302.3      (8,773.0)      38,111.3
   US Small-Mid Cap Equity .....................               114,111.2      8,551.2     (26,689.6)      95,972.8
   US Strategic Equity .........................                44,678.2      5,368.8      (4,218.1)      45,828.9
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth I .............                 4,706.7     10,383.8      (7,315.2)       7,775.3
   ClearBridge Equity Income Builder I .........                 3,150.8        277.4        (614.1)       2,814.1
   ClearBridge Fundamental All Cap Value I .....         d       8,678.3      1,262.4        (453.1)       9,487.6
   ClearBridge Large Cap Growth I ..............                20,843.2      4,799.3     (12,775.2)      12,867.3
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ........                12,235.8     50,618.7     (30,884.7)      31,969.8
   Western Asset Strategic Bond ................                34,540.8     40,934.4     (16,246.1)      59,229.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

==================================================================================================================

                                                                NUMBER                                   NUMBER
                                                               OF UNITS                                 OF UNITS
                                                              BEGINNING       UNITS        UNITS          END
FUND DESCRIPTION                                   NOTES*      OF YEAR      PURCHASED     REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND:
   Capital Structure ...........................         e      32,444.4        519.4     (14,890.4)      18,073.4
   Growth and Income ...........................               354,426.1      9,860.2     (64,814.0)     299,472.3
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth ..............................                29,799.7     12,763.3     (15,032.5)      27,530.5
   Partners ....................................               171,929.9     20,305.9     (37,844.6)     154,391.2
   Regency .....................................                57,623.1     12,057.9     (14,823.4)      54,857.6
   Short Duration Bond .........................               185,974.1     87,279.4     (89,281.8)     183,971.7
   Small-Cap Growth ............................                 8,759.5      2,186.6      (3,336.4)       7,609.7
   Socially Responsive .........................                 4,320.1      5,055.2      (4,587.7)       4,787.6
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ................................               726,382.5     15,748.0    (203,803.6)     538,326.9
   JNF Equity ..................................               602,088.5     23,012.6    (122,955.6)     502,145.5
   JNF Loomis Sayles Bond ......................         f      11,260.1          0.0     (11,260.1)            --
   JNF Money Market ............................             1,673,464.7    582,520.0    (741,932.0)   1,514,052.7
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ...................................                85,165.5      8,717.8     (55,031.0)      38,852.3
   CommodityRealReturn Strategy ................                21,773.3      1,512.7      (7,110.6)      16,175.4
   Emerging Markets Bond .......................                 8,719.1     27,526.1     (22,537.9)      13,707.3
   Foreign Bond US Dollar-Hedged ...............                 3,295.4      9,193.5      (6,672.7)       5,816.2
   Global Bond Unhedged ........................                39,157.5      4,296.1      (8,315.7)      35,137.9
   High Yield ..................................                 8,158.5     51,143.6     (31,155.0)      28,147.1
   Real Return .................................               186,156.7     84,617.7     (77,837.9)     192,936.5
   Short-Term ..................................                51,082.1    114,428.8     (98,613.5)      66,897.4
   Total Return ................................               450,098.9    124,936.2    (220,702.8)     354,332.3
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income ...............................               101,130.8      8,651.8     (25,653.8)      84,128.8
   Fund ........................................                33,609.3        570.5     (12,808.3)      21,371.5
   High Yield ..................................                41,127.8     58,188.2     (17,535.6)      81,780.4
   Mid Cap Value ...............................                 7,270.3      1,636.3      (2,359.7)       6,546.9
ROYCE CAPITAL FUND:
   Micro-Cap ...................................                42,461.5     23,501.4     (19,231.3)      46,731.6
   Small-Cap ...................................                87,630.7     14,690.5     (31,477.7)      70,843.5
RYDEX VARIABLE TRUST:
   Banking .....................................                18,222.0    140,392.9    (140,426.4)      18,188.5
   Basic Materials .............................                51,549.4     39,581.9     (60,685.8)      30,445.5
   Biotechnology ...............................                 7,004.0     93,701.9     (46,541.0)      54,164.9
   Consumer Products ...........................                 8,996.0     13,683.2     (13,633.0)       9,046.2
   Dow 2X Strategy .............................                17,213.6    104,355.2    (102,286.9)      19,281.9
   Electronics .................................                23,902.7     51,161.5     (67,112.2)       7,952.0
   Energy ......................................                62,192.0     58,388.2     (74,696.0)      45,884.2
   Energy Services .............................                69,747.9     30,863.9     (46,598.0)      54,013.8
   Europe 1.25X Strategy .......................                16,647.2     40,188.4     (38,285.5)      18,550.1
   Financial Services ..........................                13,380.9     36,047.7     (43,970.4)       5,458.2
   Government Long Bond 1.2X Strategy ..........                13,815.5     56,825.1     (54,236.0)      16,404.6
   Health Care .................................                10,243.3      5,210.9      (9,960.0)       5,494.2
   Internet ....................................                12,047.1      9,792.3      (8,648.6)      13,190.8
   Inverse Dow 2X Strategy .....................                14,011.9    246,731.5    (216,856.6)      43,886.8
   Inverse Government Long Bond Strategy .......                54,892.2     17,083.8     (71,838.6)         137.4
   Inverse Mid-Cap Strategy ....................                 1,982.1     23,773.5     (25,755.6)            --
   Inverse NASDAQ-100(R) Strategy ..............                 5,435.2     58,890.9     (60,377.0)       3,949.1
   Inverse Russell 2000(R) Strategy ............                60,173.6    144,717.8    (200,093.9)       4,797.5
   Inverse S&P 500 Strategy ....................                19,931.2    116,689.5     (98,174.9)      38,445.8
   Japan 2X Strategy ...........................                10,730.3     38,290.9     (45,688.9)       3,332.3
   Leisure .....................................                 9,945.0     24,689.1     (15,586.3)      19,047.8
   Mid Cap 1.5X Strategy .......................                12,696.7     35,808.4     (33,937.3)      14,567.8
   NASDAQ-100(R) ...............................                79,888.4     95,277.5     (89,944.6)      85,221.3
   NASDAQ-100(R) 2X Strategy ...................                33,409.8     55,586.1     (69,106.6)      19,889.3

                                                                              69

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

==================================================================================================================

                                                                NUMBER                                   NUMBER
                                                               OF UNITS                                 OF UNITS
                                                              BEGINNING      UNITS         UNITS          END
FUND DESCRIPTION                                   NOTES*      OF YEAR     PURCHASED     REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (CONTINUED)
   Nova ........................................                65,869.3     21,833.0     (40,435.5)      47,266.8
   Precious Metals .............................                76,481.3     58,807.7     (66,879.8)      68,409.2
   Real Estate .................................                19,125.2     77,480.3     (36,679.4)      59,926.1
   Retailing ...................................                   979.6     39,290.7     (15,418.6)      24,851.7
   Russell 2000(R) 1.5X Strategy ...............                 8,567.6     57,444.9     (53,140.3)      12,872.2
   S&P 500 2X Strategy .........................                12,719.1     54,910.6     (58,404.0)       9,225.7
   S&P 500 Pure Growth .........................               101,797.2    103,471.7    (139,015.5)      66,253.4
   S&P 500 Pure Value ..........................                54,342.7    129,319.3    (145,489.7)      38,172.3
   S&P MidCap 400 Pure Growth ..................                24,480.3    102,622.1     (39,955.1)      87,147.3
   S&P MidCap 400 Pure Value ...................                80,785.8     61,029.8    (115,876.7)      25,938.9
   S&P SmallCap 600 Pure Growth ................                15,616.3     45,219.8     (39,728.4)      21,107.7
   S&P SmallCap 600 Pure Value .................                35,717.8    150,313.5    (155,475.3)      30,556.0
   SGI CLS AdvisorOne Amerigo ..................         g      23,372.4          0.8      (1,373.6)      21,999.6
   SGI CLS AdvisorOne Clermont .................         g       2,776.7        409.7        (373.4)       2,813.0
   SGI U.S. Long Short Momentum ................         h      18,630.2        241.8      (2,564.6)      16,307.4
   Technology ..................................                33,648.7     23,825.6     (39,718.5)      17,755.8
   Telecommunications ..........................                35,895.0     29,098.5     (52,638.9)      12,354.6
   Transportation ..............................                13,667.5     23,957.9     (29,699.1)       7,926.3
   U.S. Government Money Market ................               234,298.4    442,979.1    (507,292.5)     169,985.0
   Utilities ...................................                22,680.5     16,908.7     (18,838.2)      20,751.0
SELIGMAN PORTFOLIOS, INC:
   Communications and Information ..............               243,030.5      4,370.7    (104,026.3)     143,374.9
COLUMBIA FUNDS VARIABLE SERIES TRUST: ..........         l
   CVP Seligman Global Technology ..............         m     107,910.9      1,415.3     (41,569.2)      67,757.0
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .......................................                85,608.0      2,760.0     (15,678.3)      72,689.7
VAN ECK VIP TRUST: .............................         i
   Emerging Markets ............................               253,578.6     57,198.7    (123,078.2)     187,699.1
   Global Bond .................................         j      88,332.3     12,733.0     (27,507.4)      73,557.9
   Global Hard Assets ..........................         k      69,204.8     19,956.1     (32,100.6)      57,060.3
   Multi-Manager Alternatives ..................                40,114.7     23,242.3     (33,893.1)      29,463.9
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ...................................               319,444.6     90,819.9     (56,196.7)     354,067.8
   Opportunity .................................               200,376.2     29,252.4     (36,442.5)     193,186.1
------------------------------------------------------------------------------------------------------------------
                      TOTAL ....................            14,476,937.4  5,309,442.5  (7,493,533.9)  12,292,846.0
==================================================================================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2011 AND 2010

================================================================================

(8)   DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION
      FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2011:
a)    Seligman Portfolios merged with Columbia Funds Variable Series Trust March
      14, 2011
b)    CVP Seligman Global Technology was formerly Global Technology prior to its name change May 2, 2011.
c)    Federated Managed Volatility II was formerly Capital Income Fund prior to its name change December 2, 2011.
d)    For the period April 29, 2011  (inception  of fund)  through  December 31,
      2011.
e)    For the period January 1, 2011 through April 29, 2011 (liquidation of fund).
f)    PIMCO VIT Foreign Bond (US Dollar Hedged) was formerly PIMCO VIT Foreign
      Bond (Hedged) prior to its name change May 2, 2011
g)    For the period January 1, 2011 through March 14, 2011 (liquidation of fund).

      FOR THE PERIOD ENDING DECEMBER 31, 2010:
a)    For the period January 1, 2010 through March 11, 2010 (liquidation of fund).
b)    Invesco Variable Insurance Funds were formerly AIM Variable Insurance
      Funds prior to its name change May 3, 2010.
c)    For the period January 1, 2010 through April 30, 2010 (liquidation of fund).
d)    Legg Mason ClearBridge Fundamental All Cap Value was formerly Legg Mason
      ClearBridge Fundamental Value prior to its name change May 3, 2010.
e)    Lord Abbett Capital Structure was formerly Lord Abbett America's Value prior to its name change May 3, 2010.
f)    For the period January 1, 2010 through February 12, 2010 (liquidation of fund).
g)    Rydex SGI was formerly Rydex prior to its brand name change May 3, 2010.
h)    Rydex SGI U.S. Long Short Momentum was formerly Rydex All-Cap Opportunity prior to its name change May 3, 2010.
i)    Van Eck VIP Trust was formerly Van Eck  Worldwide  Trust prior to its name change May 3, 2010.
j)    Van Eck VIP Global Bond was formerly Van Eck Worldwide Bond prior to its name change May 3, 2010.
k)    Van Eck VIP Global Hard Assets was formerly Van Eck Worldwide  Hard Assets prior to its name change May 3, 2010.
l)    Seligman Portfolios merged with Columbia Funds Variable Series Trust March
      14, 2011
m)    CVP Seligman Global Technology was formerly Global Technology prior to its name change May 2, 2011.
n)    Federated Managed Volatility II was formerly Capital Income Fund prior to its name change December 2, 2011.

                                                                              71

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND
CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

      We have audited the  accompanying  statement of assets and  liabilities of
Jefferson  National  Life Annuity  Account F (the  "Account") as of December 31,
2011,  the related  statements of  operations  and changes in net assets for the years ended December 31, 2011 and 2010, and the financial highlights for each of the  five  years  for the  period  ended  December  31,  2011.  These  financial statements  and financial  highlights  are the  responsibility  of the Account's management.  Our  responsibility  is to express  an  opinion on these  financial statements and financial highlights based on our audits.

      We conducted  our audits in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial statements and financial highlights are free of material misstatement.
The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal  control over  financial  reporting as a basis for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Account's  internal  control over financial reporting. Accordingly, we express no such opinion. An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall  presentation  of the  financial  statements.  Our  procedures  included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and others.  We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly,  in all material  respects,  the financial  position of
Jefferson  National Life Annuity  Account F as of December 31, 2011, the results of its  operations,  changes in its net assets for the years ended  December 31,
2011 and  2010,  and  financial  highlights  for each of the five  years for the period  ended  December 31,  2011,  in  conformity  with  accounting  principles generally accepted in the United States of America.

/s/ BDO USA, LLP

New York, New York
April 30, 2012

================================================================================

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                    SPONSOR
                    Jefferson National Life Insurance Company
                    DISTRIBUTOR
                    Jefferson National Securities Corporation
                    INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                    BDO USA, LLP

PART C
OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part B of the Registration Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2011 and 2010, and for the three years ended.

The financial statements of Jefferson National Life Annuity Account F at December 31, 2011 and for each of the two years ended December 31, 2011.

(b) Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

(1)	(a)		Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.	(2)

	(b)		Resolution Changing the Name of the Separate Account	(1)

(2)			Not Applicable.

(3)	(a)	(i)	Form of Principal Underwriter’s Agreement of the Company on behalf of the Separate Account and Inviva Securities Corporation.	(1)

		(ii)	Form of Amendment to Principal Underwriter’s Agreement	(1)

	(b)		Form of Selling Agreement	(1)

(4)	(a)		Form of Individual Contract. (22-4061)	(1)

	(b)		Form of Group Contract.	(2)

	(c)		Form of Group Certificate.	(2)

	(d)		Form of Endorsement Amending MVA Provision (CVIC-4013)	(1)

	(e)		Form of Earning Protection Rider. (CVIC-4026)	(1)

	(f)		Form of Guaranteed Minimum Death Benefit Rider. (CVIC-4007)	(1)

	(g)		Form of Guaranteed Minimum Withdrawal Benefit Rider. (CVIC-4005)	(1)

	(h)		Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)	(1)

	(i)		Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider. (CVIC-4020)	(1)

	(j)		Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)	(1)

	(k)		Form of IRA Endorsement	(1)

	(l)		Form of Roth IRA Endorsement	(1)

	(m)		Form of TSA Endorsement	(1)

	(n)		Form of Removal of Subaccount Limitation Endorsement (JNL-ADV-END-4)	(10)

(5)			Form of Application for Individual Annuity Contract. (JNL-6000)	(1)

(6)	(a)		Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.	(1)

	(b)		Amended and Restated By-Laws of the Company.	(1)

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(7)			Not Applicable.

(8)	(a)		Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.	(1)

		(i)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.	(12)

	(b)	(i)	Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(1)

		(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(1)

		(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.	(12)

		(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities Corporation dated May 1, 2003.	(14)

		(v)	Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life	(17)

		(vi)	Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and among AIM Variable Insurance Funds, INVESCO/AIM Distributors, and Jefferson National Life	(17)

	(c)	(i)	Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(4)

		(ii)	Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

		(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(5)

		(iv)	Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(1)

		(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(12)

		(vi)	Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.	(14)

	(d)	(i)	Form of Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(4)

		(ii)	Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

		(iii)	Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

		(iv)	Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(5)

		(v)	Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve	(5)
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		Insurance Company and American Century Investment Services as of 1997.

	(vi)	Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.	(1)

	(vii)	Form of Amendment dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(10)

	(viii)	Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.	(12)

	(ix)	Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance Company and American Century Investment Services.	(13)

	(x)	Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life Insurance Company and American Century Investment Services	(17)

(e)	(i)	Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(ii)	Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(1)

	(v)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.	(10)

(f)	(i)	Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp.	(4)

	(ii)	Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(5)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.	(12)

(g)	(i)	Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(6)

	(ii)	Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(5)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.	(1)

(h)	(i)	Form of Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated	(1)
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		May 1, 2003 and Form of Amendment dated July 2003 thereto.

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement Janus Aspen Series and Jefferson National Life Insurance Company dated May 1, 2003.	(10)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.	(12)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001(Service and Institutional)	(14)

(i)	(i)	Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.	(1)

(j)	(i)	Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(4)

	(ii)	Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(7)

	(iii)	Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.	(1)

	(iv)	Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.	(15)

(k)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company.	(5)

	(ii)	Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.	(5)

	(iv)	Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(1)

	(vi)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(10)

	(vii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(12)

	(viii)	Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(13)

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	(ix)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.	(15)

(l)	(i)	Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(10)

	(iii)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.	(12)

	(iv)	Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(14)

	(v)	Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.	(15)

	(vi)	Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors	(17)

	(vii)	Form of Amendment dated January 23, 2012 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC.	(18)

(m)	(i)	Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(1)

	(ii)	Form of Amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(10)

	(iii)	Form of Amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(12)

	(iv)	Form of Amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(14)

	(v)	Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.	(15)

(n)		Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April 5, 2004 thereto.	(1)

	(i)	Form of Amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.	(12)

	(ii)	Form of Amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.	(14)

(o)	(i)	Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(9)

	(ii)	Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and	(1)
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		among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

	(iii)	Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(10)

	(iv)	Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.	(12)

	(v)	Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(14)

	(vi)	Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.	(16)

	(vii)	Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors	(17)

(p)	(i)	Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(1)

	(ii)	Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.	(10)

	(iii)	Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)	(13)

(q)	(i)	Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(6)

	(ii)	Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(5)

	(iii)	Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(iv)	Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.	(1)

	(v)	Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(12)

	(vi)	Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.	(14)

(r)	(i)	Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(ii)	Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.	(5)

	(iii)	Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(iv)	Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.	(5)

	(v)	Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity	(1)
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		Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

(s)	(i)	Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(8)

	(ii)	Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.	(1)

(t)	(i)	Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(ii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iii)	Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.	(5)

	(iv)	Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(8)

	(v)	Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.	(16)

(u)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

	(ii)	Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.	(1)

(v)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005	(10)

	(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(12)

	(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.	(14)

(w)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(10)

	(ii)	Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.	(12)

	(iii)	Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.	(14)

(x)	(i)	Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.	(12)

	(ii)	Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.	(14)

(y)	(i)	Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007	(13)

	(ii)	Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.	(14)

(z)	(i)	Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. dated March, 2010.	(16)

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	(aa)	(i)	Form of Participation Agreement dated August 24, 2011 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, SBL Fund, and Rydex Distributors, LLC.	(18)

(9)			Opinion and Consent of Counsel.	(18)

(10)			Consent of Independent Registered Public Accounting Firm.	(18)

(11)			Financial Statements omitted from Item 23 above.	N/A

(12)			Initial Capitalization Agreement.	N/A

(13)	(a)	(i)	Powers of Attorney.	(1)

		(ii)	Powers of Attorney – Laurence Greenberg	(11)

		(iii)	Powers of Attorney – Robert Jefferson	(12)

		(iv)	Powers of Attorney – for Joseph F. Vap	(15)

		(v)	Powers of Attorney – for Mitchell H. Caplan	(16)

		(vi)	Powers of Attorney for – Robert C. Covington	(18)

		(vii)	Powers of Attorney for – Andrew T. Mulderry	(18)

		(viii)	Powers of Attorney for – Steven F. Piaker	(18)

		(ix)	Powers of Attorney for – Eric S. Schwartz	(18)

(1) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 14 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000482).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on November 14, 1997 (Accession Number 0000928389-97-000259).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9)                 Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

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(10)             Incorporated by reference to Post-Effective Amendment Nos. 14 and 15 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002844).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 15 and 16 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003347).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 17 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003581).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 18 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002104).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 19 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001564).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 20 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 16, 2010 (Accession Number 0000891092-10-001651)

(17) Incorporated herein by reference to Post-Effective Amendment Nos. 20 and 21 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 29, 2011 (Accession Number 0000891092-11-992740)

(18) Filed Herewith

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ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 9920 Corporate Campus Drive, Louisville, KY 40223, unless otherwise noted.

NAME	POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan	Director, Chief Executive Officer
Laurence P. Greenberg	Director, President
Craig A. Hawley	General Counsel and Secretary
David Lau	Chief Operating Officer
Joseph Vap	Chief Financial Officer and Treasurer
Robert C. Covington (1)	Director
Andrew T. Mulderry (2)	Director
Steven F. Piaker (3)	Director
Eric S. Schwartz (4)	Director

(1) The business address of this director is 2 Lenon Place, Little Rock, AR 72207

(2) The business address of this director is 25 East 84th Street, New York, NY 10075

(3) The business address of this director is 64 Arlen Way, West Hartford, CT 06117

(4) The business address of this director is 120 East End Avenue Apt 17B, New York NY 10028.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

Revised 12/30/11

Post Closing Organizational Chart

Mitch Caplan & Affiliates 88.02% of Series A voting units (2)
Employees 11.98% of Series A voting units (3)
New Investors 100% of Series B non-voting units (4)
Employees 100% of Series C non-voting profit units
New Investors 100% of Series A voting units (6)
Employees 100% of Series B non-voting profit units
JNF Investors LLC ("JNFI") 100% of JNFC Class A voting shares (1)
Managing Member
JNF Co-Investor LLC ("JNFCI") 100% of JNFC Class B non-voting shares (5)
Jefferson National Financial Corp. ("JNFC")
Jefferson National Life Insurance Company (Insurance Co.)
Jefferson National Securities Corporation (Broker/Dealer)
JNF Advisors, Inc. (Registered Investment Adviser for JNF Funds)
JNF Insurance Services, Inc. (Third Party Administrator)
435 Management LLC (REO Mgmt)

(1)	Class A voting common shares. These shares represent 100% of the voting interests of JNFC except they vote pro rata with the Class B common shares with respect to the Limited Veto Rights. LLC managed by board of directors with identical composition as JNFC and JNL.
(2)	Series A voting units controlled by JNFC’s CEO, Mitch Caplan and his affiliated entities including Highroad Partners LLC. Mr. Caplan will also receive non-voting profit interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.
(3)	Series A voting units controlled by JNFC employees. Ownership of Mr. Caplan excluded from this group. No individual controls more than 9.9%. In addition, certain employees will receive non–voting profits interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.
(4)	Series B non-voting units held by Financial Partners Fund I, L.P., SG-Jefferson LLC, 122011 Investment Holding LLC, 76 West Holdings LLC and other small investors. Conversion of these shares into Series A voting units is subject to prior regulatory approval. The four (4) named investors are contractually entitled to each designate one director appointed to each of the nine (9) member boards of directors of JNFC and JNL and also vote as a class on certain non-ordinary course actions by JNFC.
(5)	Class B non-voting common shares. LLC is member managed by JNF Investors LLC. JNF Investors LLC has the authority to make decisions on behalf of JNF Co-Investor LLC except with respect to the Limited Veto Rights, with respect to which the vote is passed through to the holders of the Series A voting units issued by JNF Co-Investor LLC.
(6)	Series A voting units held by 122011 Investment Holding LLC and certain employees of Willett Advisors LLC with voting rights only with respect to veto rights more limited than those provided to the Series B non-voting units of JNFI.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 15, 2012 the number of Advantage contracts funded by Jefferson National Life Annuity Account F was 6,118 of which 3864 were qualified contracts and 2254 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, “Agent”) against expenses (including attorneys’ fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account G

(b) Jefferson National Securities Corporation (“JNSC”) is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME	POSITIONS AND OFFICES
Craig A. Hawley	President, General Counsel and Secretary
Jon Hurd*	Financial & Operations Principal

* The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

(c) JNSC retains no compensation or commissions from the registrant.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION OR ANNUITIZATION	BROKERAGE COMMISSIONS	COMPENSATION
Jefferson National Securities Corporation	None	None	None	None

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the “Company”) hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the “SEC”) issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature

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used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer’s Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

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SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 20 and 21 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 30 day of April, 2012.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Mitchell H. Caplan*
Name: Mitchell H. Caplan
Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/Mitchell H. Caplan*	Director, Chief Executive Officer	04/30/2012
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*	Director, President	04/30/2012
Name: Laurence Greenberg

/s/ Joseph F. Vap*	Chief Financial Officer and Treasurer	04/30/2012
Name: Joseph F. Vap

/s/ Andrew Mulderry*	Director	04/30/2012
Name: Andrew Mulderry

/s/ Robert C. Covington*	Director	04/30/2012
Name: Robert C. Covington

/s/ Eric Schwartz*	Director	04/30/2012
Name: Eric Schwartz

/s/ Steven F. Piaker*	Director	04/30/2012
Name: Steven F. Piaker

/s/ Craig A. Hawley*
Name: Craig A. Hawley		04/30/2012
Attorney in Fact

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EXHIBIT INDEX

(8)	(l)	(vii)	Form of Amendment dated January 23, 2012 to the Participation Agreement dated May 1, 2003 among Jefferson National Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC.

(8)	(aa)	(i)	Form of Participation Agreement dated August 24, 2011 by and among Jefferson National Life Insurance Company, Rydex Variable Trust, SBL Fund, and Rydex Distributors, LLC.

(9)			Opinion and Consent of Counsel.

(10)			Consent of Independent Registered Public Accounting Firm.

(13)	(a)	(vi)	Powers of Attorney for – Robert C. Covington

		(vii)	Powers of Attorney for – Andrew T. Mulderry

		(viii)	Powers of Attorney for – Steven F. Piaker

		(ix)	Powers of Attorney for – Eric S. Schwartz

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